FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05583
                                   ----------

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
            ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                --------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                                                             ---------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650/312-2000
                                                    -------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:  9/30/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Franklin Templeton
Variable Insurance Products Trust

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2008

CONTENTS

Franklin Flex Cap Growth Securities Fund .......................        3
Franklin Global Communications Securities Fund .................        6
Franklin Global Real Estate Securities Fund ....................        9
Franklin Growth and Income Securities Fund .....................       13
Franklin High Income Securities Fund ...........................       16
Franklin Income Securities Fund ................................       21
Franklin Large Cap Growth Securities Fund ......................       31
Franklin Large Cap Value Securities Fund .......................       34
Franklin Money Market Fund .....................................       37
Franklin Rising Dividends Securities Fund ......................       39
Franklin Small Cap Value Securities Fund .......................       42
Franklin Small-Mid Cap Growth Securities Fund ..................       46
Franklin Strategic Income Securities Fund ......................       49
Franklin Templeton VIP Founding Funds Allocation Fund ..........       66
Franklin U.S. Government Fund ..................................       67
Franklin Zero Coupon Fund - 2010 ...............................       70
Mutual Discovery Securities Fund ...............................       72
Mutual Shares Securities Fund ..................................       81
Templeton Developing Markets Securities Fund ...................       91
Templeton Foreign Securities Fund ..............................      100
Templeton Global Asset Allocation Fund .........................      104
Templeton Global Income Securities Fund ........................      110
Templeton Growth Securities Fund ...............................      116
Notes to Statements of Investments .............................      122

                     [FRANKLIN TEMPLETON INVESTMENTS LOGO]

                       FRANKLIN - TEMPLETON - MUTUAL SERIES

                                         Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

      FRANKLIN FLEX CAP GROWTH SECURITIES FUND              COUNTRY        SHARES        VALUE
----------------------------------------------------     -------------    --------   -------------
    COMMON STOCKS 90.6%
    AUTOMOBILES & COMPONENTS 0.4%
    BorgWarner Inc. ................................     United States      35,000   $   1,146,950
                                                                                     -------------
    BANKS 0.7%
    Wells Fargo & Co. ..............................     United States      55,000       2,064,150
                                                                                     -------------
    CAPITAL GOODS 5.8%
    AMETEK Inc. ....................................     United States      65,000       2,650,050
    Danaher Corp. ..................................     United States      65,000       4,511,000
    Precision Castparts Corp. ......................     United States      58,000       4,569,240
(a) SunPower Corp., A. .............................     United States      40,000       2,837,200
    United Technologies Corp. ......................     United States      25,000       1,501,500
                                                                                     -------------
                                                                                        16,068,990
                                                                                     -------------
    COMMERCIAL & PROFESSIONAL SERVICES 1.1%
(a) Stericycle Inc. ................................     United States      50,000       2,945,500
                                                                                     -------------
    DIVERSIFIED FINANCIALS 2.4%
    BlackRock Inc. .................................     United States      13,000       2,528,500
    T. Rowe Price Group Inc. .......................     United States      75,000       4,028,250
                                                                                     -------------
                                                                                         6,556,750
                                                                                     -------------
    ENERGY 5.0%
    Devon Energy Corp. .............................     United States      37,000       3,374,400
(a) Mariner Energy Inc. ............................     United States      65,000       1,332,500
(a) Petrohawk Energy Corp. .........................     United States     102,900       2,225,727
    Schlumberger Ltd. ..............................     United States      37,000       2,889,330
    Smith International Inc. .......................     United States      70,000       4,104,800
                                                                                     -------------
                                                                                        13,926,757
                                                                                     -------------
    FOOD & STAPLES RETAILING 1.6%
    CVS Caremark Corp. .............................     United States     135,000       4,544,100
                                                                                     -------------
    FOOD, BEVERAGE & TOBACCO 2.4%
(a) Hansen Natural Corp. ...........................     United States      60,000       1,815,000
    PepsiCo Inc. ...................................     United States      70,000       4,988,900
                                                                                     -------------
                                                                                         6,803,900
                                                                                     -------------
    HEALTH CARE EQUIPMENT & SERVICES 6.4%
    Baxter International Inc. ......................     United States      45,000       2,953,350
    C. R. Bard Inc. ................................     United States      38,000       3,605,060
(a) Express Scripts Inc. ...........................     United States      40,000       2,952,800
    Stryker Corp. ..................................     United States      50,000       3,115,000
(a) Varian Medical Systems Inc. ....................     United States      35,000       1,999,550
(a) VCA Antech Inc. ................................     United States     110,000       3,241,700
                                                                                     -------------
                                                                                        17,867,460
                                                                                     -------------
    HOUSEHOLD & PERSONAL PRODUCTS 2.8%
    Clorox Co. .....................................     United States      50,000       3,134,500
    The Procter & Gamble Co. .......................     United States      65,000       4,529,850
                                                                                     -------------
                                                                                         7,664,350
                                                                                     -------------

                                         Quarterly Statements of Investments | 3

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

              FRANKLIN FLEX CAP GROWTH SECURITIES FUND                       COUNTRY          SHARES           VALUE
--------------------------------------------------------------------      -------------      --------      -------------
    COMMON STOCKS (CONTINUED)
    INSURANCE 1.9%
    AFLAC Inc. .....................................................      United States        60,000      $   3,525,000
    Assurant Inc. ..................................................      United States        30,000          1,650,000
                                                                                                           -------------
                                                                                                               5,175,000
                                                                                                           -------------
    MATERIALS 3.3%
    Ecolab Inc. ....................................................      United States        80,000          3,881,600
    Praxair Inc. ...................................................      United States        75,000          5,380,500
                                                                                                           -------------
                                                                                                               9,262,100
                                                                                                           -------------
    MEDIA 1.0%
(a) The DIRECTV Group Inc. .........................................      United States        55,000          1,439,350
    The Walt Disney Co. ............................................      United States        40,000          1,227,600
                                                                                                           -------------
                                                                                                               2,666,950
                                                                                                           -------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11.3%
(a) Celgene Corp. ..................................................      United States        65,000          4,113,200
(a) Covance Inc. ...................................................      United States        60,000          5,304,600
(a) Genentech Inc. .................................................      United States        52,000          4,611,360
(a) Gilead Sciences Inc. ...........................................      United States       145,000          6,609,100
    Johnson & Johnson ..............................................      United States        70,000          4,849,600
    Schering-Plough Corp. ..........................................      United States       175,000          3,232,250
(a) Waters Corp. ...................................................      United States        45,000          2,618,100
                                                                                                           -------------
                                                                                                              31,338,210
                                                                                                           -------------
    RETAILING 2.3%
(a) Amazon.com Inc. ................................................      United States        20,000          1,455,200
    PetSmart Inc. ..................................................      United States       115,000          2,841,650
    Target Corp. ...................................................      United States        40,000          1,962,000
                                                                                                           -------------
                                                                                                               6,258,850
                                                                                                           -------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.4%
(a) Lam Research Corp. .............................................      United States        35,000          1,102,150
    Microchip Technology Inc. ......................................      United States       135,000          3,973,050
(a) Microsemi Corp. ................................................      United States       175,000          4,459,000
                                                                                                           -------------
                                                                                                               9,534,200
                                                                                                           -------------
    SOFTWARE & SERVICES 17.7%
    Accenture Ltd., A ..............................................      United States        80,000          3,040,000
(a) Activision Blizzard Inc. .......................................      United States       350,000          5,400,500
(a) Adobe Systems Inc. .............................................      United States       100,000          3,947,000
(a) Alliance Data Systems Corp. ....................................      United States        45,000          2,852,100
(a) Autodesk Inc. ..................................................      United States        65,000          2,180,750
(a) Concur Technologies Inc. .......................................      United States        50,000          1,913,000
    FactSet Research Systems Inc. ..................................      United States        80,000          4,180,000
(a) Google Inc., A .................................................      United States        11,000          4,405,720
    MasterCard Inc., A .............................................      United States        25,000          4,433,250

4 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

               FRANKLIN FLEX CAP GROWTH SECURITIES FUND                        COUNTRY          SHARES            VALUE
-----------------------------------------------------------------------     -------------     ----------     --------------
    COMMON STOCKS (CONTINUED)
    SOFTWARE & SERVICES (CONTINUED)
(a) Nuance Communications Inc. ........................................     United States        125,000     $    1,523,750
(a) Oracle Corp. ......................................................     United States        230,000          4,671,300
    Paychex Inc. ......................................................     United States        110,000          3,633,300
(a) Salesforce.com Inc. ...............................................     United States         60,000          2,904,000
    Visa Inc., A ......................................................     United States         65,000          3,990,350
                                                                                                             --------------
                                                                                                                 49,075,020
                                                                                                             --------------
    TECHNOLOGY HARDWARE & EQUIPMENT 13.7%
(a) Apple Inc. ........................................................     United States         47,000          5,342,020
(a) Cisco Systems Inc. ................................................     United States        325,000          7,332,000
(a) FLIR Systems Inc. .................................................     United States        205,000          7,876,100
    Hewlett-Packard Co. ...............................................     United States        110,000          5,086,400
    QUALCOMM Inc. .....................................................     United States        160,000          6,875,200
(a) Research In Motion Ltd. ...........................................        Canada             38,000          2,595,400
(a) Trimble Navigation Ltd. ...........................................     United States        110,000          2,844,600
                                                                                                             --------------
                                                                                                                 37,951,720
                                                                                                             --------------
    TELECOMMUNICATION SERVICES 3.5%
(a) American Tower Corp., A ...........................................     United States        160,000          5,755,200
(a) NII Holdings Inc. .................................................     United States        103,000          3,905,760
                                                                                                             --------------
                                                                                                                  9,660,960
                                                                                                             --------------
    TRANSPORTATION 3.9%
    C.H. Robinson Worldwide Inc. ......................................     United States         75,000          3,822,000
    Canadian National Railway Co. .....................................        Canada             60,000          2,869,800
    Expeditors International of Washington Inc. .......................     United States        115,000          4,006,600
                                                                                                             --------------
                                                                                                                 10,698,400
                                                                                                             --------------
    TOTAL COMMON STOCKS (COST $265,055,463)............................                                         251,210,317
                                                                                                             --------------
    SHORT TERM INVESTMENTS (COST $29,783,912) 10.7%
    MONEY MARKET FUNDS 10.7%
(b) Franklin Institutional Fiduciary Trust Money Market
      Portfolio, 1.98%.................................................     United States     29,783,912         29,783,912
                                                                                                             --------------
    TOTAL INVESTMENTS (COST $294,839,375) 101.3% ......................                                         280,994,229
    OTHER ASSETS, LESS LIABILITIES (1.3)% .............................                                          (3,489,045)
                                                                                                             --------------
    NET ASSETS 100.0% .................................................                                      $  277,505,184
                                                                                                             ==============

(a)   Non-income producing for the twelve months ended September 30, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND              COUNTRY          SHARES          VALUE
------------------------------------------------------------    -------------     ----------    --------------
    COMMON STOCKS 98.8%
    AEROSPACE & DEFENSE 0.6%
(a) Orbital Sciences Corp. .................................    United States         41,300    $      989,961
                                                                                                --------------
    COMMUNICATIONS EQUIPMENT 18.7%
(a) Cisco Systems Inc. .....................................    United States        188,700         4,257,072
(a) F5 Networks Inc. .......................................    United States         65,700         1,536,066
    Harris Corp. ...........................................    United States         81,400         3,760,680
(a) Infinera Corp. .........................................    United States        149,700         1,431,132
    Nokia Corp., ADR........................................       Finland           254,400         4,744,560
    QUALCOMM Inc. ..........................................    United States        197,900         8,503,763
(a) Research In Motion Ltd. ................................        Canada            40,700         2,779,810
(a) Riverbed Technology Inc. ...............................    United States        135,500         1,696,460
(a) Tandberg ASA ...........................................        Norway           122,500         1,627,305
    Telefonaktiebolaget LM Ericsson, B, ADR ................        Sweden           106,000           999,580
                                                                                                --------------
                                                                                                    31,336,428
                                                                                                --------------
    COMPUTERS & PERIPHERALS 3.1%
(a) Apple Inc. .............................................    United States         46,300         5,262,458
                                                                                                --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 6.2%
    AT&T Inc. ..............................................    United States        130,317         3,638,451
    Telenor ASA ............................................        Norway           411,000         5,019,356
    Telus Corp. ............................................        Canada            27,700           985,012
(a) tw telecom Inc., A .....................................    United States         69,400           721,066
                                                                                                --------------
                                                                                                    10,363,885
                                                                                                --------------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 4.4%
(a) Dolby Laboratories Inc., A .............................    United States         27,300           960,687
(a) FLIR Systems Inc. ......................................    United States        167,100         6,419,982
                                                                                                --------------
                                                                                                     7,380,669
                                                                                                --------------
    HOUSEHOLD DURABLES 0.5%
    Sony Corp., ADR ........................................        Japan             29,300           904,491
                                                                                                --------------
    INTERNET & CATALOG RETAIL 1.3%
(a) Amazon.com Inc. ........................................    United States         30,300         2,204,628
                                                                                                --------------
    INTERNET SOFTWARE & SERVICES 8.5%
(a) Baidu.com Inc., ADR ....................................        China              8,000         1,985,840
(a) Equinix Inc. ...........................................    United States         56,200         3,903,652
(a) Google Inc., A .........................................    United States         15,400         6,168,008
(a) MercadoLibre Inc. ......................................      Argentina           57,900         1,178,265
(a) Omniture Inc. ..........................................    United States         60,600         1,112,616
                                                                                                --------------
                                                                                                    14,348,381
                                                                                                --------------

6 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

              FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                      COUNTRY          SHARES         VALUE
---------------------------------------------------------------------------    -------------     ---------    --------------
      COMMON STOCKS (CONTINUED)
      MEDIA 2.8%
      News Corp., A .......................................................    United States       128,000    $    1,534,720
  (a) Outdoor Channel Holdings Inc. .......................................    United States       129,500         1,139,600
      The Walt Disney Co. .................................................    United States        63,540         1,950,043
                                                                                                              --------------
                                                                                                                   4,624,363
                                                                                                              --------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.8%
  (a) FormFactor Inc. .....................................................    United States       107,900         1,879,618
      Maxim Integrated Products Inc. ......................................    United States       142,800         2,584,680
  (a) Microsemi Corp. .....................................................    United States        74,700         1,903,356
  (a) Microtune Inc. ......................................................    United States       319,800           857,064
  (a) NVIDIA Corp. ........................................................    United States        79,200           848,232
                                                                                                              --------------
                                                                                                                   8,072,950
                                                                                                              --------------
      SOFTWARE 9.4%
  (a) Activision Blizzard Inc. ............................................    United States       500,000         7,715,000
  (a) Adobe Systems Inc. ..................................................    United States        78,400         3,094,448
      Nintendo Co. Ltd. ...................................................        Japan             9,200         3,903,867
  (a) UbiSoft Entertainment SA ............................................       France            15,000         1,029,704
                                                                                                              --------------
                                                                                                                  15,743,019
                                                                                                              --------------
      WIRELESS TELECOMMUNICATION SERVICES 38.5%
      America Movil SAB de CV, L, ADR .....................................       Mexico           151,400         7,018,904
  (a) American Tower Corp., A .............................................    United States       220,402         7,927,860
  (a) Bharti Airtel Ltd. ..................................................        India            63,945         1,091,222
      Cellcom Israel Ltd. .................................................       Israel            36,000         1,082,160
  (a) Centennial Communications Corp., A ..................................    United States       560,400         3,496,896
      China Mobile (Hong Kong) Ltd., ADR ..................................        China            35,200         1,762,816
  (a) Crown Castle International Corp. ....................................    United States       179,490         5,199,825
  (a) Leap Wireless International Inc. ....................................    United States       100,700         3,836,670
  (a) MetroPCS Communications Inc. ........................................    United States       481,000         6,729,190
  (a) NII Holdings Inc. ...................................................    United States       209,100         7,929,072
      Rogers Communications Inc., B .......................................       Canada           207,200         6,718,843
  (a) SBA Communications Corp. ............................................    United States       301,500         7,799,805
      Sprint Nextel Corp. .................................................    United States       309,700         1,889,170
      Taiwan Mobile Co. Ltd. ..............................................       Taiwan         1,414,442         2,261,550
                                                                                                              --------------
                                                                                                                  64,743,983
                                                                                                              --------------
      TOTAL COMMON STOCKS (COST $153,107,268)..............................                                      165,975,216
                                                                                                              --------------
      PREFERRED STOCKS (COST $720,900) 0.4%
      COMMUNICATIONS EQUIPMENT 0.4%
(a,b) Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES ...    United States       309,399           720,900
                                                                                                              --------------
      TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
        (COST $153,828,168) ...............................................                                      166,696,116
                                                                                                              --------------

                                         Quarterly Statements of Investments | 7

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

               FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                     COUNTRY      PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------   ------------   ----------------     -------------
    SHORT TERM INVESTMENTS (COST $90,641) 0.1%
    REPURCHASE AGREEMENTS 0.1%
(c) Joint Repurchase Agreement, 1.347%, 10/01/08
     (Maturity Value $90,645) ...............................................   United States     $   90,641        $       90,641
      ABN AMRO Bank NV, New York Branch (Maturity Value $14,341)
      Banc of America Securities LLC (Maturity Value $11,186)
      Barclays Capital Inc. (Maturity Value $14,484)
      BNP Paribas Securities Corp. (Maturity Value $14,054)
      Credit Suisse Securities (USA) LLC (Maturity Value $2,868)
      Deutsche Bank Securities Inc. (Maturity Value $5,318)
      Dresdner Kleinwort Securities LLC (Maturity Value $10,755)
      Greenwich Capital Markets Inc. (Maturity Value $14,771)
      UBS Securities LLC (Maturity Value $2,868)
       Collateralized by U.S. Government Agency Securities, 2.20% - 7.25%,
         11/07/08 - 4/24/13; (d)U.S. Government Agency Discount Notes,
         12/30/08; and U.S. Treasury Notes, 1.875% - 4.875%, 1/15/09 - 7/31/13
                                                                                                                    --------------
    TOTAL INVESTMENTS (COST $153,918,809) 99.3% .............................                                          166,786,757
    OTHER ASSETS, LESS LIABILITIES 0.7% .....................................                                            1,166,318
                                                                                                                    --------------
    NET ASSETS 100.0% .......................................................                                       $  167,953,075
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 121.

(a)   Non-income producing for the twelve months ended September 30, 2008.

(b)   See Note 6 regarding restricted and illiquid securities.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2008, all repurchase agreements had been entered into on that date.

(d)   The security is traded on a discount basis with no stated coupon rate.

  | See Notes to Statements of Investments.
8 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

   FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND           COUNTRY               SHARES           VALUE
--------------------------------------------------    --------------        -----------    ---------------
COMMON STOCKS 93.0%
DIVERSIFIED REITS 14.1%
British Land Co. PLC .............................    United Kingdom            903,500    $    12,161,087
Canadian REIT ....................................        Canada                 96,200          2,560,996
Charter Hall Group ...............................      Australia             1,786,400          1,258,428
Cousins Properties Inc. ..........................    United States             118,400          2,987,232
Dexus Property Group .............................      Australia             2,663,000          3,132,474
Fonciere des Regions .............................        France                 32,500          3,351,111
GPT Group ........................................      Australia             3,980,300          5,504,506
Kenedix Realty Investment Corp. ..................        Japan                     412          1,534,052
Kiwi Income Property Trust .......................     New Zealand            3,373,000          2,637,153
Liberty Property Trust ...........................    United States             140,800          5,301,120
Mirvac Group. ....................................      Australia             2,514,100          4,847,713
Stockland ........................................      Australia             3,094,400         13,891,635
Valad Property Group .............................      Australia            15,184,000          3,716,962
Vornado Realty Trust .............................    United States             250,300         22,764,785
Wereldhave NV ....................................     Netherlands               30,700          2,965,993
                                                                                           ---------------
                                                                                                88,615,247
                                                                                           ---------------
INDUSTRIAL REITS 5.5%
AMB Property Corp. ...............................    United States             137,200          6,215,160
Ascendas REIT ....................................      Singapore             1,313,000          1,708,993
Brixton PLC ......................................    United Kingdom            412,100          1,518,250
Goodman Group ....................................      Australia             2,477,900          5,000,201
ProLogis .........................................    United States             378,447         15,618,508
Segro PLC ........................................    United Kingdom            645,000          4,775,524
                                                                                           ---------------
                                                                                                34,836,636
                                                                                           ---------------
OFFICE REITS 16.3%
Befimmo Sca ......................................       Belgium                 16,800          1,690,437
Boston Properties Inc. ...........................    United States             230,100         21,551,166
CapitaCommercial Trust ...........................      Singapore             1,639,900          1,495,280
Champion REIT ....................................      Hong Kong             2,537,300          1,032,465
Cofinimmo ........................................       Belgium                 22,300          3,858,438
Commonwealth Property Office Fund ................      Australia             2,957,900          3,485,228
Corporate Office Properties Trust ................    United States             184,400          7,440,540
Douglas Emmett Inc. ..............................    United States             516,900         11,924,883
Highwoods Properties Inc. ........................    United States             119,700          4,256,532
ING Office Fund ..................................      Australia             1,436,300          1,611,751
Japan Prime Realty Investment Co. ................        Japan                     772          1,831,170
Japan Real Estate Investment Co. .................        Japan                     904          7,297,445
Kilroy Realty Corp. ..............................    United States             122,900          5,873,391
Mori Hills REIT Investment Corp. .................        Japan                     333          1,394,625
Nippon Building Fund Inc. ........................        Japan                     769          7,436,846
Nippon Commercial Investment Corp. ...............        Japan                     317            692,383
Nomura Real Estate Office Fund Inc. ..............        Japan                     362          2,474,630
ORIX JREIT Inc. ..................................        Japan                     546          2,803,143

                                         Quarterly Statements of Investments | 9

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

   FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND           COUNTRY               SHARES           VALUE
--------------------------------------------------    --------------         ----------     --------------
COMMON STOCKS (CONTINUED)
OFFICE REITS (CONTINUED)
Parkway Properties Inc. ..........................     United States             21,500     $      813,990
Silic ............................................        France                 15,300          1,872,459
SL Green Realty Corp. ............................     United States            145,100          9,402,480
Tishman Speyer Office Fund .......................       Australia            2,899,500          2,189,160
                                                                                            --------------
                                                                                               102,428,442
                                                                                            --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 1.8%
Ascendas India Trust .............................       Singapore            1,624,700            593,699
Brookfield Properties Corp. ......................        Canada                307,800          4,875,552
Capital & Regional PLC ...........................    United Kingdom            298,000            922,638
Growthpoint Properties Ltd. ......................     South Africa           2,165,100          3,580,665
Homburg Invest Inc. ..............................        Canada                665,309          1,531,171
                                                                                            --------------
                                                                                                11,503,725
                                                                                            --------------
RESIDENTIAL REITS 9.6%
AvalonBay Communities Inc. .......................     United States            109,200         10,747,464
Camden Property Trust ............................     United States            138,200          6,337,852
Equity Lifestyle Properties Inc. .................     United States             86,400          4,581,792
Equity Residential ...............................     United States            472,400         20,979,284
Essex Property Trust Inc. ........................     United States             34,700          4,106,051
Nippon Accommodations Fund Inc. ..................         Japan                    302          1,459,359
Sun Communities Inc. .............................     United States             92,600          1,834,406
UDR Inc. .........................................     United States            398,900         10,431,235
                                                                                            --------------
                                                                                                60,477,443
                                                                                            --------------
RETAIL REITS 35.1%
CapitaMall Trust .................................       Singapore            1,659,400          2,598,768
CFS Retail Property Trust ........................       Australia            1,996,135          3,549,253
Corio NV .........................................      Netherlands              96,000          6,736,630
Developers Diversified Realty Corp. ..............     United States            196,400          6,223,916
Eurocommercial Properties NV .....................      Netherlands              40,400          1,733,336
Federal Realty Investment Trust ..................     United States             93,900          8,037,840
Frontier Real Estate Investment Corp. ............         Japan                    210          1,232,314
Fukuoka REIT Corp. ...............................         Japan                    293          1,519,722
General Growth Properties Inc. ...................     United States            261,600          3,950,160
Hammerson PLC ....................................    United Kingdom            520,700          9,150,488
Japan Retail Fund Investment Corp. ...............         Japan                  1,281          5,268,736
Kimco Realty Corp. ...............................     United States            439,900         16,249,906
Klepierre ........................................        France                 96,700          3,724,444
Land Securities Group PLC ........................    United Kingdom            902,000         20,369,866
Liberty International PLC ........................    United Kingdom            369,900          6,299,356
Link REIT ........................................       Hong Kong            2,771,300          5,760,221
The Macerich Co. .................................     United States             78,300          4,983,795
Regency Centers Corp. ............................     United States            128,000          8,536,320
RioCan REIT ......................................        Canada                394,500          7,489,404

10 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

         FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND                          COUNTRY               SHARES               VALUE
-------------------------------------------------------------              --------------        -----------         --------------
COMMON STOCKS (CONTINUED)
RETAIL REITS (CONTINUED)
Simon Property Group Inc. ...................................              United States             298,145         $   28,920,065
Suntec REIT .................................................                Singapore             3,147,900              2,541,633
Tanger Factory Outlet Centers Inc. ..........................              United States              81,500              3,568,885
Taubman Centers Inc. ........................................              United States             123,000              6,150,000
Unibail-Rodamco .............................................                 France                 108,353             21,661,955
Westfield Group .............................................                Australia             2,628,900             34,569,405
                                                                                                                     --------------
                                                                                                                        220,826,418
                                                                                                                     --------------
SPECIALIZED REITS 10.6%
HCP Inc. ....................................................              United States             340,600             13,668,278
Hospitality Properties Trust ................................              United States              64,600              1,325,592
Host Hotels & Resorts Inc. ..................................              United States           1,065,414             14,159,352
Nationwide Health Properties Inc. ...........................              United States             223,700              8,048,726
Public Storage ..............................................              United States             194,400             19,247,544
Sunstone Hotel Investors Inc. ...............................              United States              69,100                932,850
Ventas Inc. .................................................              United States             185,500              9,167,410
                                                                                                                     --------------
                                                                                                                         66,549,752
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $634,629,966)......................                                                           585,237,663
                                                                                                                     --------------
PREFERRED STOCKS (COST $1,123,800) 0.2%
RETAIL REITS 0.2%
Kimco Realty Corp., 7.75%, pfd., G ..........................              United States              44,400                906,204
                                                                                                                     --------------
TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
 (COST  $635,753,766)........................................                                                           586,143,867
                                                                                                                     --------------

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT
                                                                                                 -----------
    SHORT TERM INVESTMENTS (COST $25,727,651) 4.1%
    REPURCHASE AGREEMENTS 4.1%
(a) Joint Repurchase Agreement, 1.347%, 10/01/08
    (Maturity Value $25,728,614) .....................................     United States         $25,727,651             25,727,651
     ABN AMRO Bank NV, New York Branch (Maturity Value $4,070,524)
     Banc of America Securities LLC (Maturity Value$3,174,911)
     Barclays Capital Inc. (Maturity Value $4,111,175)
     BNP Paribas Securities Corp. (Maturity Value $3,988,964)
     Credit Suisse Securities (USA) LLC (Maturity Value $814,053)
     Deutsche Bank Securities Inc. (Maturity Value $1,509,498)
     Dresdner Kleinwort Securities LLC (Maturity Value$3,052,958)
     Greenwich Capital Markets Inc. (Maturity Value$4,192,478)
     UBS Securities LLC (Maturity Value $814,053)
     Collateralized by U.S. Government Agency Securities, 2.20% -7.25%,
       11/07/08 - 4/24/13; (b)U.S. Government Agency Discount Notes,
       12/30/08; and U.S. Treasury Notes, 1.875% - 4.875%,
       1/15/09 - 7/31/13

                                        Quarterly Statements of Investments | 11

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND                            VALUE
----------------------------------------------------------------------------      ----------------
TOTAL INVESTMENTS (COST $661,481,417) 97.3% ................................      $    611,871,518
NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE
CONTRACTS 2.4% .............................................................            14,914,636
OTHER ASSETS, LESS LIABILITIES 0.3% ........................................             2,046,031
                                                                                  ----------------
NET ASSETS 100.0% ..........................................................      $    628,832,185
                                                                                  ================

See Selected Portfolio Abbreviations on page 121.

(a) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2008, all repurchase agreements had been entered into on that date.

(b)   The security is traded on a discount basis with no stated coupon rate.

   | See Notes to Statements of Investments.
12 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

      FRANKLIN GROWTH AND INCOME SECURITIES FUND              COUNTRY           SHARES          VALUE
------------------------------------------------------     -------------       --------     ---------------
COMMON STOCKS 82.2%
CONSUMER DISCRETIONARY 9.0%
Autoliv Inc. .........................................         Sweden            92,500     $     3,121,875
Best Buy Co. Inc. ....................................     United States        225,900           8,471,250
Carnival Corp. .......................................     United States        233,900           8,268,365
The Home Depot Inc. ..................................     United States        323,500           8,375,415
Nordstrom Inc. .......................................     United States        323,500           9,323,270
                                                                                            ---------------
                                                                                                 37,560,175
                                                                                            ---------------
CONSUMER STAPLES 6.7%
The Coca-Cola Co. ....................................     United States        196,600          10,396,208
Diageo PLC, ADR ......................................     United Kingdom       135,600           9,337,416
Unilever NV, N.Y. shs. ...............................      Netherlands         291,300           8,203,008
                                                                                            ---------------
                                                                                                 27,936,632
                                                                                            ---------------
ENERGY 11.2%
Chesapeake Energy Corp. ..............................     United States        195,187           6,999,406
Chevron Corp. ........................................     United States        166,116          13,701,247
ConocoPhillips .......................................     United States        166,500          12,196,125
Exxon Mobil Corp. ....................................     United States        145,844          11,326,245
Sunoco Inc. ..........................................     United States         73,600           2,618,688
                                                                                            ---------------
                                                                                                 46,841,711
                                                                                            ---------------
FINANCIALS 11.5%
AFLAC Inc. ...........................................     United States        125,500           7,373,125
Bank of America Corp. ................................     United States        330,012          11,550,420
CapitalSource Inc. ...................................     United States        488,400           6,007,320
Citigroup Inc. .......................................     United States        317,800           6,518,078
iStar Financial Inc. .................................     United States        318,500             828,100
JPMorgan Chase & Co. .................................     United States        155,770           7,274,459
Marsh & McLennan Cos. Inc. ...........................     United States        274,200           8,708,592
                                                                                            ---------------
                                                                                                 48,260,094
                                                                                            ---------------
HEALTH CARE 6.6%
Johnson & Johnson ....................................     United States         89,900           6,228,272
Pfizer Inc. ..........................................     United States        520,700           9,601,708
Roche Holding AG .....................................      Switzerland          76,700          11,903,371
                                                                                            ---------------
                                                                                                 27,733,351
                                                                                            ---------------
INDUSTRIALS 14.8%
3M Co. ...............................................     United States        127,000           8,675,370
The Boeing Co. .......................................     United States        112,800           6,469,080
Caterpillar Inc. .....................................     United States        157,500           9,387,000
General Electric Co. .................................     United States        355,600           9,067,800
J.B. Hunt Transport Services Inc. ....................     United States        240,200           8,015,474
Pitney Bowes Inc. ....................................     United States        199,400           6,632,044
United Parcel Service Inc., B ........................     United States        120,200           7,559,378
Waste Management Inc. ................................     United States        190,500           5,998,845
                                                                                            ---------------
                                                                                                 61,804,991
                                                                                            ---------------

                                        Quarterly Statements of Investments | 13

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                 FRANKLIN GROWTH AND INCOME SECURITIES FUND                    COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------   -------------       -----------      --------------
    COMMON STOCKS (CONTINUED)
    INFORMATION TECHNOLOGY 10.3%
    Intel Corp. .........................................................   United States           518,800      $    9,717,124
    Microchip Technology Inc. ...........................................   United States           350,100          10,303,443
    Microsoft Corp. .....................................................   United States           323,000           8,620,870
    Nokia Corp., ADR ....................................................      Finland              316,500           5,902,725
    Paychex Inc. ........................................................   United States           264,500           8,736,435
                                                                                                                 --------------
                                                                                                                     43,280,597
                                                                                                                 --------------
    MATERIALS 4.9%
    Alcoa Inc. ..........................................................   United States           285,500           6,446,590
    The Dow Chemical Co. ................................................   United States           226,100           7,185,458
    Weyerhaeuser Co. ....................................................   United States           110,000           6,663,800
                                                                                                                 --------------
                                                                                                                     20,295,848
                                                                                                                 --------------
    TELECOMMUNICATION SERVICES 3.3%
    AT&T Inc. ...........................................................   United States           489,497          13,666,756
                                                                                                                 --------------
    UTILITIES 3.9%
    Dominion Resources Inc. .............................................   United States           204,400           8,744,232
    PG&E Corp. ..........................................................   United States           202,700           7,591,115
                                                                                                                 --------------
                                                                                                                     16,335,347
                                                                                                                 --------------
    TOTAL COMMON STOCKS (COST $350,510,103)..............................                                           343,715,502
                                                                                                                 --------------
    PREFERRED STOCKS (COST $8,133,100) 0.2%
    FINANCIALS 0.2%
    Fannie Mae, 8.25%, pfd. .............................................   United States           325,000             708,500
                                                                                                                 --------------
    CONVERTIBLE PREFERRED STOCKS 4.9%
    CONSUMER DISCRETIONARY 0.8%
    General Motors Corp., 6.25%, cvt. pfd. ..............................   United States           420,000           3,360,000
                                                                                                                 --------------
    FINANCIALS 0.5%
    Lehman Brothers Holdings Inc., 7.25%, cvt. pfd., P ..................   United States             7,370               7,370
    Wachovia Corp., 7.50%, cvt. pfd., L .................................   United States             5,600           2,156,000
    Washington Mutual Inc., 7.75%, cvt. pfd., R .........................   United States             6,100               1,708
                                                                                                                 --------------
                                                                                                                      2,165,078
                                                                                                                 --------------
    HEALTH CARE 1.9%
    Schering-Plough Corp., 6.00%, cvt. pfd. .............................   United States            46,400           8,027,832
                                                                                                                 --------------
    UTILITIES 1.7%
    Entergy Corp., 7.625%, cvt. pfd. ....................................   United States           135,000           6,984,225
                                                                                                                 --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $46,404,960)................                                            20,537,135
                                                                                                                 --------------
    EQUITY LINKED SECURITIES (COST $11,050,800) 2.7%
    CONSUMER DISCRETIONARY 2.7%
(a) The Goldman Sachs Group Inc. into Comcast Corp., 5.00%, 144A ........   United States           600,000          11,243,303
                                                                                                                 --------------

14 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                FRANKLIN GROWTH AND INCOME SECURITIES FUND                       COUNTRY        PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------     -------------    ----------------   --------------
    CORPORATE BONDS 2.6%
    FINANCIALS 2.6%
    American Express Credit Corp., C, 7.30%, 8/20/13 .....................     United States     $    7,000,000    $    6,758,465
(b) JPMorgan Chase & Co., 7.90%, pfd., 1, junior sub. note, Perpetual ....     United States          5,000,000         4,220,655
                                                                                                                   --------------
    TOTAL CORPORATE BONDS (COST $11,630,237)..............................                                             10,979,120
                                                                                                                   --------------
    CONVERTIBLE BONDS (COST $9,000,000) 2.2%
    HEALTH CARE 2.2%
(a) Mylan Inc., 144A, cvt., 3.75%, 9/15/15 ...............................     United States          9,000,000         8,887,500
                                                                                                                   --------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
      (COST $436,729,200) ................................................                                            396,071,060
                                                                                                                   --------------
    SHORT TERM INVESTMENTS (COST $21,437,694) 5.1%
    REPURCHASE AGREEMENTS 5.1%
(c) Joint Repurchase Agreement, 1.347%, 10/01/08
     (Maturity Value $21,438,496) ........................................     United States         21,437,694        21,437,694
         ABN AMRO Bank NV, New York Branch (Maturity Value $3,391,784)
         Banc of America Securities LLC (Maturity Value $2,645,510)
         Barclays Capital Inc. (Maturity Value $3,425,657)
         BNP Paribas Securities Corp. (Maturity Value $3,323,824)
         Credit Suisse Securities (USA) LLC (Maturity Value $678,314)
         Deutsche Bank Securities Inc. (Maturity Value$1,257,797)
         Dresdner Kleinwort Securities LLC (Maturity Value $2,543,893)
         Greenwich Capital Markets Inc. (Maturity Value $3,493,403)
         UBS Securities LLC (Maturity Value $678,314)
          Collateralized by U.S. Government Agency Securities,
            2.20% - 7.25%, 11/07/08 - 4/24/13; (d)U.S. Government
            Agency Discount Notes,  12/30/08; and U.S. Treasury Notes,
            1.875% - 4.875%, 1/15/09 - 7/31/13
                                                                                                                   --------------
    TOTAL INVESTMENTS (COST $458,166,894) 99.9% ..........................                                            417,508,754
    OTHER ASSETS, LESS LIABILITIES 0.1% ..................................                                                528,442
                                                                                                                   --------------
    NET ASSETS 100.0% ....................................................                                         $  418,037,196
                                                                                                                   ==============

See Selected Portfolio Abbreviations on page 121.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the aggregate value of these securities was $20,130,803, representing 4.82% of net assets.

(b)   Perpetual bond with no stated maturity date.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2008, all repurchase agreements had been entered into as on that date.

(d)   The security is traded on a discount basis with no stated coupon rate.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                   FRANKLIN HIGH INCOME SECURITIES FUND                         COUNTRY       PRINCIPAL AMOUNT (a)      VALUE
--------------------------------------------------------------------------   -------------    --------------------   -------------
  (b) SENIOR FLOATING RATE INTERESTS 1.5%
      CONSUMER SERVICES 0.3%
      OSI Restaurant Partners LLC (Outback),
        Pre-Funded Revolving Credit, 2.639%, 6/14/13 .....................   United States       $      54,086       $      37,320
        Term Loan B, 6.00%, 6/14/14 ......................................   United States             675,776             466,285
                                                                                                                     -------------
                                                                                                                           503,605
                                                                                                                     -------------
      MEDIA 0.4%
      Univision Communications Inc., Initial Term Loan, 5.049% - 6.25%
        9/29/14 ..........................................................   United States           1,000,000             648,500
                                                                                                                     -------------
      UTILITIES 0.8%
      Dynegy Holdings Inc.,
          Term L/C Facility, 5.21%, 4/02/13 ..............................   United States           1,386,133           1,189,302
          Term Loan B, 5.21%, 4/02/13 ....................................   United States             113,011              96,963
                                                                                                                     -------------
                                                                                                                         1,286,265
                                                                                                                     -------------
      TOTAL SENIOR FLOATING RATE INTERESTS (COST $2,726,217) .............                                               2,438,370
                                                                                                                     -------------
      CORPORATE BONDS 93.1%
      AUTOMOBILES & COMPONENTS 2.5%
      Ford Motor Credit Co. LLC,
          7.80%, 6/01/12 .................................................   United States           1,500,000             932,211
          senior note, 9.875%, 8/10/11 ...................................   United States           2,200,000           1,519,888
  (c) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 .............   United States           2,000,000           1,590,000
                                                                                                                     -------------
                                                                                                                         4,042,099
                                                                                                                     -------------
      BANKS 0.9%
  (d) Wells Fargo Capital XV, 9.75%, Perpetual ...........................   United States           1,500,000           1,456,400
                                                                                                                     -------------
      CAPITAL GOODS 6.7%
  (c) Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15 .....   United States           1,800,000           1,575,000
      DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 ...........   United States           2,200,000           2,310,000
      L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 ........   United States           2,000,000           1,820,000
      RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ............   United States           2,000,000           1,890,000
      Terex Corp., senior sub. note, 8.00%, 11/15/17 .....................   United States           2,000,000           1,830,000
      TransDigm Inc., senior sub. note, 7.75%, 7/15/14 ...................   United States           1,600,000           1,512,000
                                                                                                                     -------------
                                                                                                                        10,937,000
                                                                                                                     -------------
      COMMERCIAL & PROFESSIONAL SERVICES 4.5%
      Allied Waste North America Inc., senior secured note,
        6.875%, 6/01/17 ..................................................   United States           1,800,000           1,683,000
      ARAMARK Corp., senior note, 8.50%, 2/01/15 .........................   United States           2,300,000           2,173,500
(e,f) Goss Graphic Systems Inc., senior sub. note, 12.25%,
        11/19/05 .........................................................   United States           1,912,374                 191
      Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ...............   United States           1,600,000           1,632,000
      JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
        5/15/13 ..........................................................   United States           2,000,000           1,950,000
                                                                                                                     -------------
                                                                                                                         7,438,691
                                                                                                                     -------------
      CONSUMER DURABLES & APPAREL 2.9%
      Jarden Corp., senior sub. note, 7.50%, 5/01/17 .....................   United States           2,400,000           2,010,000
      Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ...............   United States           1,500,000           1,383,750
      KB Home, senior note, 6.25%, 6/15/15 ...............................   United States           1,700,000           1,394,000
                                                                                                                     -------------
                                                                                                                         4,787,750
                                                                                                                     -------------

16 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                   FRANKLIN HIGH INCOME SECURITIES FUND                        COUNTRY       PRINCIPAL AMOUNT(a)      VALUE
--------------------------------------------------------------------------  -------------   --------------------  --------------
    CORPORATE BONDS (CONTINUED)
    CONSUMER SERVICES 7.0%
(c) Firekeepers Development Authority, senior secured note, 144A,
      13.875%, 5/1/15 ....................................................  United States    $    1,900,000       $    1,681,500
(c) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 .......................  United States         1,700,000              484,500
    Host Hotels & Resorts LP, senior note, M, 7.00%, 8/15/12 .............  United States         1,800,000            1,615,500
    MGM MIRAGE, senior note,
            6.625%, 7/15/15 ..............................................  United States         2,500,000            1,750,000
            6.875%, 4/01/16 ..............................................  United States         1,000,000              732,500
    OSI Restaurant Partners Inc., senior note, 10.00%, 6/15/15 ...........  United States           900,000              405,000
    Pinnacle Entertainment Inc., senior sub. note,
            8.25%, 3/15/12 ...............................................  United States           200,000              194,250
            8.75%, 10/01/13 ..............................................  United States         2,100,000            2,021,250
    Royal Caribbean Cruises Ltd.,
            senior deb., 7.25%, 3/15/18 ..................................  United States         1,800,000            1,449,000
            senior note, 6.875%, 12/01/13 ................................  United States           400,000              336,000
    Station Casinos Inc.,
            senior note, 6.00%, 4/01/12 ..................................  United States           300,000              169,500
            senior sub. note, 6.50%, 2/01/14 .............................  United States           300,000               90,000
            senior sub. note, 6.875%, 3/01/16 ............................  United States         1,900,000              541,500
                                                                                                                  --------------
                                                                                                                      11,470,500
                                                                                                                  --------------
    DIVERSIFIED FINANCIALS 3.4%
    GMAC LLC, 6.875%, 8/28/12 ............................................  United States         4,500,000            1,789,942
(d) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual ..........  United States         2,500,000            2,110,327
(f) Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14 ...........  United States         2,300,000              299,000
    Merrill Lynch & Co. Inc., 6.875%, 4/25/18 ............................  United States         1,500,000            1,329,350
                                                                                                                  --------------
                                                                                                                       5,528,619
                                                                                                                  --------------
    ENERGY 12.4%
    Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 .................  United States         3,000,000            2,580,000
    Compagnie Generale de Geophysique-Veritas, senior note,
            7.50%, 5/15/15 ...............................................      France              500,000              480,000
            7.75%, 5/15/17 ...............................................      France              700,000              668,500
    El Paso Corp., senior note, 6.875%, 6/15/14 ..........................  United States         2,000,000            1,854,286
    Mariner Energy Inc., senior note, 7.50%, 4/15/13 .....................  United States         2,600,000            2,314,000
    MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14 ...........  United States         2,000,000            1,810,000
(c) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ............   Switzerland          2,100,000            1,785,000
    Plains Exploration & Production Co., senior note, 7.625%, 6/01/18 ....  United States         2,000,000            1,780,000
    Quicksilver Resources Inc., senior note, 8.25%, 8/01/15 ..............  United States         1,800,000            1,656,000
(c) SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18 .............  United States           900,000              778,500
    Tesoro Corp., senior note, 6.50%, 6/01/17 ............................  United States         2,500,000            2,012,500
    The Williams Cos. Inc., senior note,
            7.625%, 7/15/19 ..............................................  United States           600,000              591,474
            7.875%, 9/01/21 ..............................................  United States         1,200,000            1,201,312
            8.75%, 3/15/32 ...............................................  United States           800,000              820,616
                                                                                                                  --------------
                                                                                                                      20,332,188
                                                                                                                  --------------

                                        Quarterly Statements of Investments | 17

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                    FRANKLIN HIGH INCOME SECURITIES FUND                            COUNTRY     PRINCIPAL AMOUNT(a)        VALUE
-----------------------------------------------------------------------------   --------------  -------------------   ------------
      CORPORATE BONDS (CONTINUED)
      FOOD, BEVERAGE & TOBACCO 1.5%
      Dean Foods Inc., senior note, 7.00%, 6/01/16 ..........................    United States    $      600,000      $    525,000
      Smithfield Foods Inc., senior note, 7.75%,
        5/15/13 .............................................................    United States         2,000,000         1,690,000
        7/01/17 .............................................................    United States           300,000           237,000
                                                                                                                      ------------
                                                                                                                         2,452,000
                                                                                                                      ------------
      HEALTH CARE EQUIPMENT & SERVICES 7.6%
      FMC Finance III SA, senior note, 6.875%, 7/15/17 ......................       Germany            2,200,000         2,128,500
      HCA Inc.,
        senior note, 6.50%, 2/15/16 .........................................    United States           400,000           319,000
        senior secured note, 9.125%, 11/15/14 ...............................    United States         1,900,000         1,852,500
      Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ..................    United States         2,000,000         1,830,000
(b,g) U.S. Oncology Holdings Inc., senior note, PIK, FRN, 8.334%, 3/15/12 ...    United States         2,487,870         1,928,099
  (g) United Surgical Partners International Inc., senior sub. note, PIK,
       9.25%, 5/01/17 .......................................................    United States         2,300,000         1,966,500
      Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
       10/01/14 .............................................................    United States         2,500,000         2,425,000
                                                                                                                      ------------
                                                                                                                        12,449,599
                                                                                                                      ------------
      MATERIALS 8.9%
      Crown Americas Inc., senior note, 7.75%, 11/15/15 .....................    United States         1,800,000         1,764,000
      Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17 .....    United States         2,200,000         2,170,236
      Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ........    United States         1,600,000         1,384,000
  (c) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16 ...   United Kingdom         2,300,000         1,253,500
  (c) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ................    United States         2,000,000         1,690,000
      Nalco Co., senior sub. note, 8.875%, 11/15/13 .........................    United States         1,700,000         1,704,250
      Novelis Inc., senior note, 7.25%, 2/15/15 .............................       Canada             2,200,000         1,925,000
      Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ......................    United States         2,000,000         1,950,000
      Smurfit Kappa Funding PLC, senior sub. note, 7.75%, 4/01/15 ...........       Ireland              800,000           670,000
                                                                                                                      ------------
                                                                                                                        14,510,986
                                                                                                                      ------------
      MEDIA 10.5%
(e,f) Callahan Nordrhein-Westfallen, senior note, 14.00%, 7/15/10 ...........       Germany            2,750,000               275
      CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ..................       Canada             1,900,000         1,596,000
      CCH II LLC, senior note, 10.25%, 9/15/10 ..............................    United States         3,800,000         3,439,000
  (c) DIRECTV Holdings LLC, senior note, 144A, 7.625%, 5/15/16 ..............    United States         2,500,000         2,275,000
      EchoStar DBS Corp., senior note, 7.125%, 2/01/16 ......................    United States         2,000,000         1,615,000
      Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ...................    United States         2,000,000         1,820,000
      Liberty Media Corp., senior note, 5.70%, 5/15/13 ......................    United States         2,000,000         1,673,244
      Quebecor Media Inc., senior note, 7.75%, 3/15/16 ......................       Canada             2,000,000         1,760,000
      R.H. Donnelley Corp., senior note, A-3, 8.875%, 1/15/16 ...............    United States         3,000,000         1,035,000
      Radio One Inc., senior sub. note, 6.375%, 2/15/13 .....................    United States         2,000,000         1,370,000
(c,g) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
       3/15/15 ..............................................................    United States         1,200,000           564,000
                                                                                                                      ------------
                                                                                                                        17,147,519
                                                                                                                      ------------

18 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                     FRANKLIN HIGH INCOME SECURITIES FUND                           COUNTRY     PRINCIPAL AMOUNT(a)       VALUE
------------------------------------------------------------------------------  --------------  -------------------   ------------
      CORPORATE BONDS (CONTINUED)
      REAL ESTATE 1.1%
      Forest City Enterprises Inc., senior note,
        7.625%, 6/01/15 ......................................................   United States     $    2,000,000    $   1,610,000
        6.50%, 2/01/17 .......................................................   United States            300,000          231,000
                                                                                                                      ------------
                                                                                                                         1,841,000
                                                                                                                      ------------
      RETAILING 2.1%
      Dollar General Corp., senior note, 10.625%, 7/15/15 ....................   United States          2,000,000        1,980,000
      Michaels Stores Inc., senior note, 10.00%, 11/01/14 ....................   United States          2,300,000        1,460,500
                                                                                                                      ------------
                                                                                                                         3,440,500
                                                                                                                      ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
      Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ............   United States          1,300,000          903,500
                                                                                                                      ------------
      SOFTWARE & SERVICES 1.6%
  (c) First Data Corp., senior note, 144A, 9.875%, 9/24/15 ...................   United States          1,100,000          864,875
      SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15 ...........   United States          2,100,000        1,832,250
                                                                                                                      ------------
                                                                                                                         2,697,125
                                                                                                                      ------------
      TECHNOLOGY HARDWARE & EQUIPMENT 2.6%
      Celestica Inc., senior sub. note,
        7.875%, 7/01/11 ......................................................       Canada             1,000,000          975,000
        7.625%, 7/01/13 ......................................................       Canada               400,000          366,000
  (c) Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 ...............       Canada             1,800,000        1,111,500
      Sanmina-SCI Corp.,
(b,c) senior note, 144A, FRN, 5.569%, 6/15/14 ................................   United States          1,000,000          875,000
      senior sub. note, 6.75%, 3/01/13 .......................................   United States          1,000,000          880,000
                                                                                                                      ------------
                                                                                                                         4,207,500
                                                                                                                      ------------
      TELECOMMUNICATION SERVICES 7.3%
      Centennial Communications Corp., senior note, 10.00%, 1/01/13 ..........   United States          2,000,000        1,925,000
  (c) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 .................      Jamaica             2,000,000        1,685,000
  (c) Intelsat Subsidiary Holding Co. Ltd., senior note, 144A, 8.50%,
      1/15/13 ................................................................      Bermuda             2,000,000        1,860,000
      MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ...................   United States          2,000,000        1,880,000
      Qwest Communications International Inc., senior note,
        7.50%, 2/15/14 .......................................................   United States            500,000          435,000
        B, 7.50%, 2/15/14 ....................................................   United States          2,500,000        2,175,000
  (c) Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 .......       Italy              2,025,000        1,994,625
                                                                                                                      ------------
                                                                                                                        11,954,625
                                                                                                                      ------------
      UTILITIES 9.0%
      The AES Corp., senior note, 8.00%, 10/15/17 ............................   United States          2,300,000        2,087,250
      Aquila Inc., senior note, 14.875%, 7/01/12 .............................   United States          1,300,000        1,439,317
      Dynegy Holdings Inc., senior note,
        7.50%, 6/01/15 .......................................................   United States            300,000          255,000
        8.375%, 5/01/16 ......................................................   United States          1,000,000          875,000
      Edison Mission Energy, senior note, 7.00%, 5/15/17 .....................   United States          2,500,000        2,262,500
      Mirant North America LLC, senior note, 7.375%, 12/31/13 ................   United States          1,900,000        1,795,500

                                        Quarterly Statements of Investments | 19

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                     FRANKLIN HIGH INCOME SECURITIES FUND                           COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
-------------------------------------------------------------------------------  -------------   -------------------   -------------
    CORPORATE BONDS (CONTINUED)
    UTILITIES (CONTINUED)
    NRG Energy Inc., senior note,
         7.25%, 2/01/14 .......................................................  United States       $   900,000       $    837,000
         7.375%, 2/01/16 ......................................................  United States         2,100,000           1,895,250
    PNM Resources Inc., senior note, 9.25%, 5/15/15 ...........................  United States           600,000             594,000
(c) Texas Competitive Electric Holdings Co. LLC, senior note, 144A, 10.25%,
      11/01/15 ................................................................  United States         3,000,000           2,722,500
                                                                                                                       -------------
                                                                                                                          14,763,317
                                                                                                                       -------------
    TOTAL CORPORATE BONDS (COST $185,644,525) .................................                                          152,360,918
                                                                                                                       -------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
      (COST $188,370,742) .....................................................                                          154,799,288
                                                                                                                       -------------
    SHORT TERM INVESTMENTS (COST $4,899,249) 3.0%
    REPURCHASE AGREEMENTS 3.0%
(h) Joint Repurchase Agreement, 1.347%, 10/01/08
      (Maturity Value $4,899,432) .............................................  United States         4,899,249           4,899,249
         ABN AMRO Bank NV, New York Branch (Maturity Value $775,139)
         Banc of America Securities LLC (Maturity Value $604,590)
         Barclays Capital Inc. (Maturity Value $782,880)
         BNP Paribas Securities Corp. (Maturity Value $759,608)
         Credit Suisse Securities (USA) LLC (Maturity Value $155,018)
         Deutsche Bank Securities Inc. (Maturity Value $287,450)
         Dresdner Kleinwort Securities LLC (Maturity Value $581,367)
         Greenwich Capital Markets Inc. (Maturity Value $798,362)
         UBS Securities LLC (Maturity Value $155,018)
           Collateralized by U.S. Government Agency Securities, 2.20% - 7.25%,
             11/07/08 - 4/24/13; (i)U.S. Government Agency Discount Notes,
             12/30/08; and U.S. Treasury Notes, 1.875%- 4.875%,
             1/15/09 - 7/31/13
                                                                                                                       -------------
    TOTAL INVESTMENTS (COST $193,269,991) 97.6% ...............................                                          159,698,537
    OTHER ASSETS, LESS LIABILITIES 2.4% .......................................                                            3,948,768
                                                                                                                       -------------
    NET ASSETS 100.0% .........................................................                                        $ 163,647,305
                                                                                                                       =============

See Selected Portfolio Abbreviations on page 121.

(a)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)   The coupon rate shown represents the rate at period end.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the aggregate value of these securities was $24,790,500, representing 15.15% of net assets.

(d)   Perpetual bond with no stated maturity date.

(e) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2008, the aggregate value of these securities was $466, representing less than 0.01% of net assets.

(f)   Defaulted security.

(g)   Income may be received in additional securities and/or cash.

(h) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2008, all repurchase agreements had been entered into on that date.

(i)   The security is traded on a discount basis with no stated coupon rate.

   | See Notes to Statements of Investments.
20 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                 FRANKLIN INCOME SECURITIES FUND                      COUNTRY         SHARES        VALUE
-----------------------------------------------------------------   --------------   ---------   -------------
COMMON STOCKS 33.9%
CONSUMER DISCRETIONARY 0.4%
Target Corp. ....................................................    United States     568,000   $  27,860,400
                                                                                                 -------------
ENERGY 4.2%
Canadian Oil Sands Trust ........................................       Canada       2,000,000      72,819,501
Chevron Corp. ...................................................    United States   1,300,000     107,224,000
ConocoPhillips ..................................................    United States     762,600      55,860,450
Spectra Energy Corp. ............................................    United States   1,750,000      41,650,000
                                                                                                 -------------
                                                                                                   277,553,951
                                                                                                 -------------
FINANCIALS 3.2%
Bank of America Corp. ...........................................    United States   3,350,000     117,250,000
Duke Realty Corp. ...............................................    United States     500,000      12,290,000
HSBC Holdings PLC ...............................................   United Kingdom   3,500,000      56,617,545
iStar Financial Inc. ............................................    United States     968,800       2,518,880
Wells Fargo & Co. ...............................................    United States     500,000      18,765,000
                                                                                                 -------------
                                                                                                   207,441,425
                                                                                                 -------------
HEALTH CARE 3.8%
Bristol-Myers Squibb Co. ........................................    United States   1,500,000      31,275,000
Merck & Co. Inc. ................................................    United States   2,500,000      78,900,000
Pfizer Inc. .....................................................    United States   7,700,000     141,988,000
                                                                                                 -------------
                                                                                                   252,163,000
                                                                                                 -------------
INDUSTRIALS 0.7%
3M Co. ..........................................................    United States      78,300       5,348,673
General Electric Co. ............................................    United States   1,648,000      42,024,000
                                                                                                 -------------
                                                                                                    47,372,673
                                                                                                 -------------
INFORMATION TECHNOLOGY 2.5%
Intel Corp. .....................................................    United States   5,242,800      98,197,644
Maxim Integrated Products Inc. ..................................    United States   2,500,000      45,250,000
Microchip Technology Inc. .......................................    United States     650,000      19,129,500
                                                                                                 -------------
                                                                                                   162,577,144
                                                                                                 -------------
MATERIALS 0.4%
AngloGold Ashanti Ltd., ADR .....................................    South Africa      128,177       2,960,889
Barrick Gold Corp. ..............................................       Canada          62,200       2,285,228
The Dow Chemical Co. ............................................    United States     720,500      22,897,490
                                                                                                 -------------
                                                                                                    28,143,607
                                                                                                 -------------
TELECOMMUNICATION SERVICES 2.6%
AT&T Inc. .......................................................    United States   4,500,000     125,640,000
Verizon Communications Inc. .....................................    United States   1,000,000      32,090,000
Vodafone Group PLC ..............................................   United Kingdom   5,000,000      11,040,909
                                                                                                 -------------
                                                                                                   168,770,909
                                                                                                 -------------

                                        Quarterly Statements of Investments | 21

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                 FRANKLIN INCOME SECURITIES FUND                        COUNTRY        SHARES        VALUE
-----------------------------------------------------------------   --------------   ---------   ---------------
COMMON STOCKS (CONTINUED)
UTILITIES 16.1%
AGL Resources Inc. ..............................................    United States     550,000   $    17,259,000
Ameren Corp. ....................................................    United States   1,500,000        58,545,000
American Electric Power Co. Inc. ................................    United States     750,000        27,772,500
Atmos Energy Corp. ..............................................    United States     610,000        16,238,200
CenterPoint Energy Inc. .........................................    United States     300,000         4,371,000
Consolidated Edison Inc. ........................................    United States   1,500,000        64,440,000
Dominion Resources Inc. .........................................    United States   1,800,000        77,004,000
DTE Energy Co. ..................................................    United States     260,500        10,451,260
Duke Energy Corp. ...............................................    United States   5,000,000        87,150,000
FirstEnergy Corp. ...............................................    United States   1,250,000        83,737,500
FPL Group Inc. ..................................................    United States     800,000        40,240,000
Hawaiian Electric Industries Inc. ...............................    United States     120,000         3,481,200
NiSource Inc. ...................................................    United States     600,000         8,856,000
PG&E Corp. ......................................................    United States   2,750,000       102,987,500
Pinnacle West Capital Corp. .....................................    United States     300,000        10,323,000
PNM Resources Inc. ..............................................    United States     429,000         4,392,960
Portland General Electric Co. ...................................    United States   1,250,000        29,575,000
Progress Energy Inc. ............................................    United States     550,000        23,721,500
Public Service Enterprise Group Inc. ............................    United States   2,500,000        81,975,000
Puget Energy Inc. ...............................................    United States   1,566,300        41,820,210
Sempra Energy ...................................................    United States     875,900        44,206,673
The Southern Co. ................................................    United States   4,000,000       150,760,000
TECO Energy Inc. ................................................    United States   1,000,000        15,730,000
Xcel Energy Inc. ................................................    United States   2,598,250        51,939,017
                                                                                                 ---------------
                                                                                                   1,056,976,520
                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $2,242,662,237) .......................                                  2,228,859,629
                                                                                                 ---------------
CONVERTIBLE PREFERRED STOCKS 2.1%
CONSUMER DISCRETIONARY 0.2%
General Motors Corp., 6.25%, cvt. pfd. ..........................    United States   1,400,000        11,200,000
                                                                                                 ---------------
FINANCIALS 1.5%
American International Group Inc., 8.50%, cvt. pfd. .............    United States     500,000         4,295,000
Bank of America Corp., 7.25%, cvt. pfd., L ......................    United States      49,900        41,816,200
Citigroup Inc., 6.50%, cvt. pfd. ................................    United States     500,000        20,500,000
Fannie Mae, 5.375%, cvt. pfd. ...................................    United States         600         2,100,000
Fannie Mae, 8.75%, cvt. pfd. ....................................    United States   1,060,400         2,651,000
Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ..................    United States     200,000         2,450,000
Legg Mason Inc., 7.00%, cvt. pfd. ...............................    United States     375,000        13,125,000
Lehman Brothers Holdings Inc., 7.25%, cvt. pfd., P ..............    United States     136,450           136,450
Lehman Brothers Holdings Inc., 8.75%, cvt. pfd., Q ..............    United States     125,000            62,500
Wachovia Corp., 7.50%, cvt. pfd., L .............................    United States      30,000        11,550,000
Washington Mutual Inc., 7.75%, cvt. pfd., R .....................    United States      68,400            19,152
                                                                                                 ---------------
                                                                                                      98,705,302
                                                                                                 ---------------

22 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                     FRANKLIN INCOME SECURITIES FUND                            COUNTRY           SHARES               VALUE
--------------------------------------------------------------------------   -------------     -----------         -------------
    CONVERTIBLE PREFERRED STOCKS (CONTINUED)
    HEALTH CARE 0.3%
    Schering-Plough Corp., 6.00%, cvt. pfd. ..............................   United States         100,000         $  17,301,363
                                                                                                                   -------------
    MATERIALS 0.1%
    Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd. ................   United States          65,000             5,519,150
                                                                                                                   -------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $644,486,378) ...............                                           132,725,815
                                                                                                                   -------------
    EQUITY LINKED SECURITIES 3.3%
    CONSUMER DISCRETIONARY 0.9%
    Citigroup into Comcast Corp., 8.50% ..................................   United States       1,750,000            33,990,075
(a) The Goldman Sachs Group Inc. into Comcast Corp., 5.00%, 144A .........   United States       1,000,000            18,738,838
    Retail Ventures Inc. into DSW Inc., 6.625% ...........................   United States         250,000             7,482,500
                                                                                                                   -------------
                                                                                                                      60,211,413
                                                                                                                   -------------
    ENERGY 0.3%
(a) The Goldman Sachs Group Inc. into XTO Energy Inc., 9.00%, 144A .......   United States         525,000            20,781,595
                                                                                                                   -------------
    HEALTH CARE 1.0%
(a) Morgan Stanley into Genentech Inc., 5.26%, 144A ......................   United States         900,000            67,358,970
                                                                                                                   -------------
    INFORMATION TECHNOLOGY 0.5%
(a) Morgan Stanley into Texas Instruments Inc., 7.50%, 144A ..............   United States       1,500,000            33,943,950
                                                                                                                   -------------
    MATERIALS 0.6%
(a) The Goldman Sachs Group Inc. into Barrick Gold Corp., 10.00%, 144A ...   United States       1,058,800            37,436,081
                                                                                                                   -------------
    TOTAL EQUITY LINKED SECURITIES (COST $245,817,352) ...................                                           219,732,009
                                                                                                                   -------------
    PREFERRED STOCKS 0.1%
    FINANCIALS 0.1%
    Fannie Mae, 6.75%, pfd. ..............................................   United States         500,000               900,000
    Fannie Mae, 7.625%, pfd., R ..........................................   United States         800,000             1,440,000
    Fannie Mae, 8.25%, pfd. ..............................................   United States         851,500             1,856,270
    Freddie Mac, 8.375%, pfd., Z .........................................   United States       1,549,200             2,525,196
                                                                                                                   -------------
    TOTAL PREFERRED STOCKS (COST $92,517,500) ............................                                             6,721,466
                                                                                                                   -------------

                                                                                                PRINCIPAL
                                                                                                AMOUNT(b)
                                                                                               -----------
(c) SENIOR FLOATING RATE INTERESTS 4.5%
    CONSUMER DISCRETIONARY 1.5%
    Clear Channel Communications Inc., Term Loan B, 7.359%,
      11/13/15 ...........................................................   United States      88,500,000            72,643,721
(d) Idearc Inc., Term Loan A, 5.50%, 11/17/13 ............................   United States       8,000,000             5,112,000
    Jarden Corp., Term Loan B-3, 6.262%, 1/24/12 .........................   United States      24,687,532            22,373,076
                                                                                                                   -------------
                                                                                                                     100,128,797
                                                                                                                   -------------
    HEALTH CARE 0.1%
    Bausch and Lomb Inc.,
        Delayed Draw Term Loan, 7.012%, 4/28/15 ..........................   United States       1,056,000               982,960
        Parent Term Loan B, 7.012%, 4/28/15 ..............................   United States       6,987,200             6,503,916
                                                                                                                   -------------
                                                                                                                       7,486,876
                                                                                                                   -------------

                                        Quarterly Statements of Investments | 23

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                     FRANKLIN INCOME SECURITIES FUND                            COUNTRY      PRINCIPAL AMOUNT(b)      VALUE
--------------------------------------------------------------------------   -------------   -------------------   -------------
(c) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    INDUSTRIALS 0.8%
    Allison Transmission Inc., Term Loan B, 5.22% - 5.57%, 8/07/14 .......   United States        24,371,182       $  20,254,182
    Ceva Group PLC,
          Dollar Pre-Refunded L/C Commitment, 6.762%, 8/01/12 ............   United States         2,105,263           1,897,368
          EGL Term Loans, 6.188%, 8/01/12 ................................   United States        17,671,053          15,638,882
    U.S. Investigations Services Inc., Term Loan B, 5.954%, 2/21/15 ......   United States        19,799,498          17,275,063
                                                                                                                   -------------
                                                                                                                      55,065,495
                                                                                                                   -------------
    INFORMATION TECHNOLOGY 1.0%
    First Data Corp.,
          Term Loan B-2, 5.926% - 6.512%, 9/24/14 ........................   United States        54,450,000          46,781,643
          Term Loan B-3, 5.948% - 6.512%, 9/24/14 ........................   United States        22,802,256          19,590,946
                                                                                                                   -------------
                                                                                                                      66,372,589
                                                                                                                   -------------
    MATERIALS 0.3%
(e) Berry Plastics Holding Corp., Senior Unsecured Term Loan, PIK,
      9.791%, 6/15/14 ....................................................   United States        30,800,279          18,634,169
                                                                                                                   -------------
    UTILITIES 0.8%
    Texas Competitive Electric Holdings Co. LLC,
          Term Loan B-2, 5.989% - 7.262%, 10/10/14 .......................   United States        32,670,000          27,728,662
          Term Loan B-3, 5.989% - 7.262%, 10/10/14 .......................   United States        24,750,000          20,971,195
                                                                                                                   -------------
                                                                                                                      48,699,857
                                                                                                                   -------------
    TOTAL SENIOR FLOATING RATE INTERESTS
      (COST $332,431,323) ................................................                                           296,387,783
                                                                                                                   -------------
    CORPORATE BONDS 43.9%
    CONSUMER DISCRETIONARY 13.6%
    Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ..................   United States         2,100,000           1,344,000
    Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ............   United States        63,700,000          60,196,500
    CCH I Holdings LLC, senior note,
          13.50%, 1/15/14 ................................................   United States        60,000,000          25,500,000
          11.75%, 5/15/14 ................................................   United States        63,000,000          24,570,000
    CCH I LLC, senior secured note, 11.00%, 10/01/15 .....................   United States       100,000,000          66,500,000
    CCH II LLC, senior note, 10.25%, 9/15/10 .............................   United States        47,500,000          42,987,500
    D.R. Horton Inc.,
          5.625%, 1/15/16 ................................................   United States         5,500,000           4,097,500
          senior note, 6.50%, 4/15/16 ....................................   United States         5,000,000           3,825,000
    Dex Media Inc.,
          B, 8.00%, 11/15/13 .............................................   United States         7,500,000           3,487,500
          senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
            11/15/13 .....................................................   United States        29,500,000          13,717,500
(a) DIRECTV Holdings LLC, senior note, 144A, 7.625%, 5/15/16 .............   United States        45,000,000          40,950,000
    Dollar General Corp.,
          senior note, 10.625%, 7/15/15 ..................................   United States        75,000,000          74,250,000
      (e) senior sub. note, PIK, 11.875%, 7/15/17 ........................   United States        30,000,000          27,900,000

24 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                        FRANKLIN INCOME SECURITIES FUND                         COUNTRY     PRINCIPAL AMOUNT (b)     VALUE
---------------------------------------------------------------------------  -------------  --------------------  -------------
      CORPORATE BONDS (CONTINUED)
      CONSUMER DISCRETIONARY (CONTINUED)
      EchoStar DBS Corp., senior note,
              7.75%, 5/31/15 ..............................................  United States       25,000,000       $  21,312,500
              7.125%, 2/01/16 .............................................  United States       25,000,000          20,187,500
      Ford Motor Co., 7.45%, 7/16/31 ......................................  United States       50,000,000          21,750,000
      Ford Motor Credit Co. LLC,
              7.375%, 10/28/09 ............................................  United States      141,500,000         113,788,640
              7.875%, 6/15/10 .............................................  United States       55,000,000          42,003,995
              7.375%, 2/01/11 .............................................  United States       50,000,000          33,246,000
              senior note, 9.75%, 9/15/10 .................................  United States       19,500,000          13,990,763
              senior note, 9.875%, 8/10/11 ................................  United States       22,000,000          15,198,876
              senior note, 7.25%, 10/25/11 ................................  United States       10,000,000           6,369,670
      General Motors Corp., senior deb., 8.25%, 7/15/23 ...................  United States       25,000,000           9,937,500
      Host Hotels & Resorts LP, senior note,
              6.875%, 11/01/14 ............................................  United States        5,000,000           4,350,000
              O, 6.375%, 3/15/15 ..........................................  United States        9,000,000           7,357,500
              Q, 6.75%, 6/01/16 ...........................................  United States       27,000,000          22,207,500
      K. Hovnanian Enterprises Inc., senior note, 7.50%, 5/15/16 ..........  United States        3,000,000           1,755,000
      KB Home, senior note,
              6.375%, 8/15/11 .............................................  United States        5,000,000           4,550,000
              5.75%, 2/01/14 ..............................................  United States        6,500,000           5,265,000
              6.25%, 6/15/15 ..............................................  United States        9,500,000           7,790,000
              7.25%, 6/15/18 ..............................................  United States       10,600,000           8,745,000
      Liberty Media Corp., senior note, 5.70%, 5/15/13 ....................  United States       13,200,000          11,043,410
      MGM MIRAGE, senior note,
              6.75%, 4/01/13 ..............................................  United States       10,000,000           7,850,000
              6.625%, 7/15/15 .............................................  United States       15,000,000          10,500,000
              7.625%, 1/15/17 .............................................  United States       20,000,000          14,500,000
      R.H. Donnelley Corp.,
              senior disc. note, A-1, 6.875%, 1/15/13 .....................  United States       25,000,000           9,875,000
              senior disc. note, A-2, 6.875%, 1/15/13 .....................  United States       35,000,000          13,825,000
              senior note, 6.875%, 1/15/13 ................................  United States        5,000,000           1,975,000
              senior note, 8.875%, 10/15/17 ...............................  United States       70,000,000          24,150,000
              senior note, A-3, 8.875%, 1/15/16 ...........................  United States       30,000,000          10,350,000
(a,e) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
        3/15/15 ...........................................................  United States       50,000,000          23,500,000
      Visant Holding Corp., senior note, 8.75%, 12/01/13 ..................  United States       17,000,000          15,682,500
                                                                                                                  -------------
                                                                                                                    892,381,854
                                                                                                                  -------------
      CONSUMER STAPLES 0.2%
      Dole Food Co. Inc., senior note, 8.625%, 5/01/09 ....................  United States       14,500,000          13,920,000
                                                                                                                  -------------
      ENERGY 4.6%
      Callon Petroleum Co., senior note, 9.75%, 12/08/10 ..................  United States       17,500,000          16,450,000
      Chesapeake Energy Corp., senior note,
              6.50%, 8/15/17 ..............................................  United States       20,800,000          18,304,000
              6.25%, 1/15/18 ..............................................  United States       20,000,000          17,200,000
              7.25%, 12/15/18 .............................................  United States       25,000,000          23,125,000

                                        Quarterly Statements of Investments | 25

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                      FRANKLIN INCOME SECURITIES FUND                           COUNTRY     PRINCIPAL AMOUNT (b)     VALUE
---------------------------------------------------------------------------  -------------  --------------------  -------------
      CORPORATE BONDS (CONTINUED)
      ENERGY (CONTINUED)
      El Paso Corp., senior note, MTN, 7.75%, 1/15/32 .....................  United States       22,000,000       $  18,485,742
      El Paso Natural Gas Co., senior note, 7.25%, 4/01/18 ................  United States        9,000,000           8,415,000
      Mariner Energy Inc., senior note, 7.50%, 4/15/13 ....................  United States       10,000,000           8,900,000
      Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
         9.00% thereafter, 2/01/14 ........................................  United States       36,829,000          32,593,665
      Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16 .........  United States       17,500,000          15,662,500
      OPTI Canada Inc., senior note, 7.875%, 12/15/14 .....................     Canada           20,000,000          17,800,000
  (a) Petrohawk Energy Corp., senior note, 144A, 7.875%, 6/01/15 ..........  United States       15,700,000          13,737,500
  (a) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ...........  Switzerland          1,000,000             850,000
      Pioneer Natural Resources Co., senior bond, 6.875%, 5/01/18 .........  United States       16,065,000          14,374,400
      Plains Exploration & Production Co., senior note, 7.75%, 6/15/15 ....  United States       15,000,000          13,875,000
      Sabine Pass LNG LP, senior secured note,
          7.25%, 11/30/13 .................................................  United States       10,000,000           7,950,000
          7.50%, 11/30/16 .................................................  United States       40,000,000          31,400,000
      Sesi LLC, senior note, 6.875%, 6/01/14 ..............................  United States       18,500,000          16,187,500
  (a) W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14 ................  United States       35,000,000          28,175,000
                                                                                                                  -------------
                                                                                                                    303,485,307
                                                                                                                  -------------
      FINANCIALS 6.1%
      American Express Co., senior note, 7.00%, 3/19/18 ...................  United States       10,000,000           8,840,370
      American Express Credit Corp., C, 7.30%, 8/20/13 ....................  United States       55,000,000          53,102,225
  (a) American International Group Inc., 144A, 8.25%, 8/15/18 .............  United States       50,000,000          29,088,250
      (c) junior sub. deb., 144A, FRN, 8.175%, 5/15/58 ....................  United States       55,000,000           8,812,265
  (f) Bank of America Corp., pfd., sub. bond, M, 8.125%, Perpetual ........  United States        5,000,000           4,045,950
      GMAC LLC,
          5.625%, 5/15/09 .................................................  United States       23,000,000          16,435,892
          7.75%, 1/19/10 ..................................................  United States      100,000,000          59,894,700
          7.25%, 3/02/11 ..................................................  United States        7,500,000           3,549,570
          6.875%, 9/15/11 .................................................  United States      120,000,000          53,624,640
          6.875%, 8/28/12 .................................................  United States       17,500,000           6,960,887
          6.75%, 12/01/14 .................................................  United States       30,000,000          11,526,150
      iStar Financial Inc.,
          8.625%, 6/01/13 .................................................  United States       35,000,000          18,214,420
          senior note, 5.15%, 3/01/12 .....................................  United States       20,000,000          10,006,660
          senior note, 5.95%, 10/15/13 ....................................  United States       10,000,000           5,204,830
  (f) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual .........  United States       53,000,000          44,738,943
  (g) Lehman Brothers Holdings Inc., senior note,
          6.20%, 9/26/14 ..................................................  United States       55,000,000           7,150,000
          6.875%, 5/02/18 .................................................  United States       17,000,000           2,210,000
          7.00%, 9/27/27 ..................................................  United States       17,000,000           2,210,000
(a,c) Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%,
          6/15/88 .........................................................  United States       25,000,000          18,030,175
      Merrill Lynch & Co. Inc., 6.875%, 4/25/18 ...........................  United States        5,000,000           4,431,165

26 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                        FRANKLIN INCOME SECURITIES FUND                          COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
---------------------------------------------------------------------------  --------------   --------------------   -------------
        CORPORATE BONDS (CONTINUED)
        FINANCIALS (CONTINUED)
    (a) Residential Capital LLC, junior note, 144A, 9.625%, 5/15/15 .......   United States        15,817,000        $   3,875,165
    (f) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ..................   United States         5,600,000            4,887,120
    (f) Wells Fargo Capital XV, 9.75%, Perpetual ..........................   United States        25,000,000           24,273,325
                                                                                                                     -------------
                                                                                                                       401,112,702
                                                                                                                     -------------
        HEALTH CARE 4.9%
        Community Health Systems Inc., senior sub. note, 8.875%,
          7/15/15 .........................................................   United States        55,000,000           52,525,000
        DaVita Inc.,
                senior note, 6.625%, 3/15/13 ..............................   United States        23,825,000           22,752,875
                senior sub. note, 7.25%, 3/15/15 ..........................   United States        19,500,000           18,622,500
        HCA Inc.,
                6.375%, 1/15/15 ...........................................   United States         5,000,000            3,962,500
                senior note, 6.50%, 2/15/16 ...............................   United States        20,000,000           15,950,000
                senior secured note, 9.25%, 11/15/16 ......................   United States        14,000,000           13,650,000
        Tenet Healthcare Corp., senior note,
                6.375%, 12/01/11 ..........................................   United States        85,000,000           78,837,500
                6.50%, 6/01/12 ............................................   United States        17,500,000           16,275,000
                7.375%, 2/01/13 ...........................................   United States        35,000,000           32,025,000
             (c) FRN, 9.25%, 2/01/15 ......................................   United States        50,000,000           47,500,000
  (c,e) U.S. Oncology Holdings Inc., senior note, PIK, FRN, 8.334%,
            3/15/12 .......................................................   United States        21,494,215           16,658,017
        Vanguard Health Holding Co. I LLC, senior disc. note, zero cpn. to
            10/01/09, 11.25% thereafter, 10/01/15 .........................   United States         7,200,000            6,264,000
                                                                                                                     -------------
                                                                                                                       325,022,392
                                                                                                                     -------------
        INDUSTRIALS 4.1%
        Allied Waste North America Inc.,
                senior note, B, 7.375%, 4/15/14 ...........................   United States        22,500,000           21,993,750
                senior note, B, 7.125%, 5/15/16 ...........................   United States        16,000,000           15,000,000
                senior secured note, 6.125%, 2/15/14 ......................   United States        10,000,000            9,250,000
                senior secured note, 6.875%, 6/01/17 ......................   United States        17,000,000           15,895,000
        Browning-Ferris Industries Inc., 7.40%, 9/15/35 ...................   United States         2,500,000            2,212,500
    (a) Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 ................  United Kingdom        25,000,000           24,125,000
        Hertz Corp.,
                senior note, 8.875%, 1/01/14 ..............................   United States        44,700,000           38,777,250
                senior sub. note, 10.50%, 1/01/16 .........................   United States         2,500,000            2,100,000
        JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
          5/15/13 .........................................................   United States        20,000,000           19,500,000
        JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ........   United States        23,000,000           23,057,500
    (a) Nortek Inc., senior note, 144A, 10.00%, 12/01/13 ..................   United States        16,000,000           14,160,000
        RBS Global & Rexnord Corp.,
                senior note, 9.50%, 8/01/14 ...............................   United States        13,000,000           12,285,000
                senior sub. note, 11.75%, 8/01/16 .........................   United States        11,800,000           11,210,000
(a,c,e) Rexnord Holdings Inc., senior note, 144A, PIK, FRN, 9.81%,
            3/01/13 .......................................................   United States        23,792,096           18,319,914
        Terex Corp., senior sub. note, 8.00%, 11/15/17 ....................   United States        45,000,000           41,175,000
                                                                                                                     -------------
                                                                                                                       269,060,914
                                                                                                                     -------------

                                        Quarterly Statements of Investments | 27

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                        FRANKLIN INCOME SECURITIES FUND                          COUNTRY     PRINCIPAL AMOUNT(b)       VALUE
---------------------------------------------------------------------------  --------------  --------------------   -------------
    CORPORATE BONDS (CONTINUED)
    INFORMATION TECHNOLOGY 3.9%
(a) Ceridian Corp., senior note, 144A, 11.25%, 11/15/15 ...................   United States       27,000,000        $  22,342,500
(a) First Data Corp., senior note, 144A, 9.875%, 9/24/15 ..................   United States       43,000,000           33,808,750
    Fiserv Inc., senior note, 6.80%, 11/20/17 .............................   United States        7,000,000            6,766,599
    Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14 .....     Singapore         17,500,000           14,875,000
    Freescale Semiconductor Inc., senior note,
            8.875%, 12/15/14 ..............................................   United States       57,500,000           39,962,500
            10.125%, 12/15/16 .............................................   United States       82,000,000           52,890,000
    Lucent Technologies Inc., 6.45%, 3/15/29 ..............................   United States        4,100,000            2,521,500
(a) Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 ..............      Canada           16,800,000           10,374,000
    NXP BV/NXP Funding LLC, senior note, 9.50%, 10/15/15 ..................    Netherlands        20,000,000           10,350,000
    Qwest Capital Funding Inc., 7.25%, 2/15/11 ............................   United States        4,000,000            3,760,000
    Sanmina-SCI Corp., senior sub. note,
            6.75%, 3/01/13 ................................................   United States       22,000,000           19,360,000
            8.125%, 3/01/16 ...............................................   United States       18,100,000           15,475,500
    SunGard Data Systems Inc.,
            senior note, 9.125%, 8/15/13 ..................................   United States        9,000,000            8,145,000
        (a) senior note, 144A, 10.625%, 5/15/15 ...........................   United States        7,500,000            7,087,500
            senior sub. note, 10.25%, 8/15/15 .............................   United States       14,500,000           12,651,250
                                                                                                                    -------------
                                                                                                                      260,370,099
                                                                                                                    -------------
    MATERIALS 1.2%
    Berry Plastics Holding Corp., senior secured note, 8.875%, 9/15/14 ....   United States       15,000,000           11,775,000
(a) Ineos Group Holdings PLC, senior sub. note, 144A, 7.875%,
         2/15/16 ..........................................................  United Kingdom       25,000,000 EUR       18,726,695
    Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12 .................   United States       10,500,000            8,820,000
    Novelis Inc., senior note, 7.25%, 2/15/15 .............................       Canada          33,800,000           29,575,000
    Stone Container Corp., senior note, 8.00%, 3/15/17 ....................   United States        9,600,000            7,536,000
                                                                                                                    -------------
                                                                                                                       76,432,695
                                                                                                                    -------------
    TELECOMMUNICATION SERVICES 0.2%
(a) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ................      Jamaica          20,000,000           16,850,000
                                                                                                                    -------------
    UTILITIES 5.1%
    Dynegy Holdings Inc., senior note,
            6.875%, 4/01/11 ...............................................   United States       30,000,000           27,450,000
            8.75%, 2/15/12 ................................................   United States       31,585,000           30,005,750
            8.375%, 5/01/16 ...............................................   United States       55,000,000           48,125,000
    Energy Future Holdings Corp., senior note,
        (a) 144A, 10.875%, 11/01/17 .......................................   United States       37,500,000           34,031,250
      (a,e) 144A, PIK, 11.25%, 11/01/17 ...................................   United States       48,800,000           41,480,000
            P, 5.55%, 11/15/14 ............................................   United States       24,000,000           18,021,528
(a) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ................    Netherlands         7,500,000            7,537,500

28 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                        FRANKLIN INCOME SECURITIES FUND                         COUNTRY      PRINCIPAL AMOUNT(b)        VALUE
---------------------------------------------------------------------------  -------------   --------------------  ---------------
    CORPORATE BONDS (CONTINUED)
    UTILITIES (CONTINUED)
    PNM Resources Inc., senior note, 9.25%, 5/15/15 .......................  United States         4,700,000       $     4,653,000
    Public Service Co. of New Mexico, senior note, 7.95%, 5/15/18 .........  United States        11,200,000            10,582,096
    Reliant Energy Inc., senior note,
        7.625%, 6/15/14 ...................................................  United States        19,500,000            14,722,500
        7.875%, 6/15/17 ...................................................  United States        17,500,000            13,037,500
(a) Texas Competitive Electric Holdings Co. LLC, senior note, 144A,
        10.25%, 11/01/15 ..................................................  United States        63,900,000            57,989,250
    (e) PIK, 10.50%, 11/01/16 .............................................  United States        30,000,000            25,575,000
                                                                                                                   ---------------
                                                                                                                       333,210,374
                                                                                                                   ---------------
    TOTAL CORPORATE BONDS (COST $3,722,665,460) ...........................                                          2,891,846,337
                                                                                                                   ---------------
    CONVERTIBLE BONDS 0.9%
    FINANCIALS 0.3%
(c) iStar Financial Inc., cvt., senior note, FRN, 3.291%, 10/01/12 ........  United States        40,000,000            21,600,000
                                                                                                                   ---------------
    HEALTH CARE 0.2%
(a) Mylan Inc., 144A, cvt., 3.75%, 9/15/15 ................................  United States        12,500,000            12,343,750
                                                                                                                   ---------------
    INFORMATION TECHNOLOGY 0.4%
(a) Advanced Micro Devices Inc., cvt., senior note, 144A, 5.75%,
    8/15/12 ...............................................................  United States        50,000,000            28,750,000
                                                                                                                   ---------------
    TOTAL CONVERTIBLE BONDS (COST $100,159,180)                                                                         62,693,750
                                                                                                                   ---------------
    MORTGAGE-BACKED SECURITIES 2.9%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.0%
    FHLMC Gold 30 Year, 5.00%, 7/01/33 - 11/01/36 .........................  United States        65,717,168            64,158,417
                                                                                                                   ---------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 1.8%
    FNMA 30 Year, 5.50%, 2/01/35 - 7/01/37 ................................  United States       120,454,074           120,293,453
                                                                                                                   ---------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.1%
    GNMA I SF 30 Year, 5.00%, 3/15/34 .....................................  United States         8,124,576             7,985,951
                                                                                                                   ---------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $189,428,298) ..................                                            192,437,821
                                                                                                                   ---------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
    (COST $7,570,167,728) .................................................                                          6,031,404,610
                                                                                                                   ---------------
    SHORT TERM INVESTMENTS 7.8%
    U.S. GOVERNMENT AND AGENCY SECURITY (COST $499,941) 0.0%(h)
    FHLB, 2.25%, 10/29/08 .................................................  United States           500,000               499,685
                                                                                                                   ---------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
    (COST $7,570,667,669) .................................................                                          6,031,904,295
                                                                                                                   ---------------

                                        Quarterly Statements of Investments | 29

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                        FRANKLIN INCOME SECURITIES FUND                           COUNTRY     PRINCIPAL AMOUNT(b)        VALUE
----------------------------------------------------------------------------   -------------  --------------------  ---------------
    SHORT TERM INVESTMENTS (CONTINUED)
    REPURCHASE AGREEMENTS (COST $511,151,640) 7.8%
(i) Joint Repurchase Agreement, 1.347%, 10/01/08
      (Maturity Value $511,170,767) ........................................   United States       511,151,640      $   511,151,640
         ABN AMRO Bank NV, New York Branch
           (Maturity Value $80,872,327)
         Banc of America Securities LLC (Maturity Value $63,078,473)
         Barclays Capital Inc. (Maturity Value $81,679,977)
         BNP Paribas Securities Corp. (Maturity Value $79,251,916)
         Credit Suisse Securities (USA) LLC (Maturity Value $ 16,173,443)
         Deutsche Bank Securities Inc. (Maturity Value $29,990,389)
         Dresdner Kleinwort Securities LLC (Maturity Value $ 60,655,522)
         Greenwich Capital Markets Inc. (Maturity Value $83,295,277)
         UBS Securities LLC (Maturity Value $16,173,443)
           Collateralized by U.S. Government Agency Securities,
               2.20% - 7.25%, 11/07/08 - 4/24/13; (j)U.S. Government Agency
                   Discount Notes, 12/30/08; and U.S. Treasury Notes,
                   1.875% - 4.875%, 1/15/09 - 7/31/13                                                               ---------------
    TOTAL INVESTMENTS (COST $8,081,819,309) 99.4% ..........................                                          6,543,055,935
    OTHER ASSETS, LESS LIABILITIES 0.6% ....................................                                             39,720,972
                                                                                                                    ---------------
    NET ASSETS 100.0% ......................................................                                        $ 6,582,776,907
                                                                                                                    ===============

See Currency and Selected Portfolio Abbreviations on page 121.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the aggregate value of these securities was $718,778,898, representing 10.92% of net assets.

(b)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)   The coupon rate shown represents the rate at period end.

(d)   Security purchased on a delayed delivery basis.

(e)   Income may be received in additional securities and/or cash.

(f)   Perpetual bond with no stated maturity date.

(g)   Defaulted security.

(h)   Rounds to less than 0.1% of net assets.

(i) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2008, all repurchase agreements had been entered into on that date.

(j)   The security is traded on a discount basis with no stated coupon rate.

   | See Notes to Statements of Investments.
30 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

         FRANKLIN LARGE CAP GROWTH SECURITIES FUND                COUNTRY         SHARES        VALUE
------------------------------------------------------------    -------------    --------    ------------
    COMMON STOCKS 92.4%
    CONSUMER DISCRETIONARY 8.4%
    CBS Corp., B ...........................................    United States     125,600    $  1,831,248
    Comcast Corp. ..........................................    United States     436,300       8,564,569
    Harman International Industries Inc. ...................    United States     231,500       7,887,205
    Johnson Controls Inc. ..................................    United States     227,900       6,912,207
    Target Corp. ...........................................    United States     224,600      11,016,630
    The Walt Disney Co. ....................................    United States     268,600       8,243,334
                                                                                             ------------
                                                                                               44,455,193
                                                                                             ------------
    CONSUMER STAPLES 11.2%
    Altria Group Inc. ......................................    United States     130,000       2,579,200
    Costco Wholesale Corp. .................................    United States      41,300       2,681,609
    CVS Caremark Corp. .....................................    United States     242,800       8,172,648
(a) Hansen Natural Corp. ...............................        United States     312,466       9,452,097
    PepsiCo Inc. ...........................................    United States      86,600       6,171,982
    Philip Morris International Inc. .......................    United States     130,000       6,253,000
    The Procter & Gamble Co. ...............................    United States     126,800       8,836,692
    Wal-Mart Stores Inc. ...................................    United States     150,300       9,001,467
    Walgreen Co. ...........................................    United States     187,900       5,817,384
                                                                                             ------------
                                                                                               58,966,079
                                                                                             ------------
    ENERGY 9.8%
    Chesapeake Energy Corp. ................................    United States      76,300       2,736,118
    ConocoPhillips .........................................    United States     110,200       8,072,150
    Devon Energy Corp. .....................................    United States      86,300       7,870,560
    Exxon Mobil Corp. ......................................    United States     112,200       8,713,452
(a) Global Industries Ltd. .............................        United States     546,000       3,789,240
    Halliburton Co. ........................................    United States     144,500       4,680,355
    Marathon Oil Corp. .....................................    United States     133,600       5,326,632
    Peabody Energy Corp. ...................................    United States      49,800       2,241,000
    Schlumberger Ltd. ......................................    United States      81,000       6,325,290
    Valero Energy Corp. ....................................    United States      61,600       1,866,480
                                                                                             ------------
                                                                                               51,621,277
                                                                                             ------------
    FINANCIALS 8.4%
    AFLAC Inc. .............................................    United States     153,000       8,988,750
    American International Group Inc. ......................    United States     204,100         679,653
    Bank of America Corp. ..................................    United States     193,958       6,788,530
    Citigroup Inc. .........................................    United States     154,900       3,176,999
    JPMorgan Chase & Co. ...................................    United States     184,840       8,632,028
    Legg Mason Inc. ........................................    United States      74,100       2,820,246
    Merrill Lynch & Co. Inc. ...............................    United States     240,200       6,077,060
    State Street Corp. .....................................    United States     122,900       6,990,552
                                                                                             ------------
                                                                                               44,153,818
                                                                                             ------------
    HEALTH CARE 16.8%
(a) Express Scripts Inc. ...................................    United States      60,100       4,436,582
(a) Genentech Inc. .........................................    United States     152,600      13,532,568

                                        Quarterly Statements of Investments | 31

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

         FRANKLIN LARGE CAP GROWTH SECURITIES FUND               COUNTRY         SHARES         VALUE
------------------------------------------------------------    -------------    --------    ------------
      COMMON STOCKS (CONTINUED)
      HEALTH CARE (CONTINUED)
(a)   Genzyme Corp. ........................................    United States      45,500    $  3,680,495
(a)   Health Net Inc., A ...................................    United States     171,500       4,047,400
      Johnson & Johnson ....................................    United States     191,500      13,267,120
      Medtronic Inc. .......................................    United States     105,300       5,275,530
      Merck & Co. Inc. .....................................    United States     212,600       6,709,656
      Roche Holding AG, ADR ................................     Switzerland       67,300       5,219,115
      Schering-Plough Corp. ................................    United States     504,800       9,323,656
      Teva Pharmaceutical Industries Ltd., ADR .............       Israel         163,300       7,477,507
(a)   Waters Corp. .........................................    United States      88,300       5,137,294
(a)   WellPoint Inc. .......................................    United States     223,000      10,429,710
                                                                                             ------------
                                                                                               88,536,633
                                                                                             ------------
      INDUSTRIALS 9.4%
      3M Co. ...............................................    United States     151,900      10,376,289
      Avery Dennison Corp. .................................    United States     222,630       9,902,582
      The Boeing Co. .......................................    United States     252,200      14,463,670
      General Electric Co. .................................    United States     364,700       9,299,850
      United Technologies Corp. ............................    United States      90,300       5,423,418
                                                                                             ------------
                                                                                               49,465,809
                                                                                             ------------
      INFORMATION TECHNOLOGY 17.2%
(a)   Agilent Technologies Inc. ............................    United States     130,700       3,876,562
(a)   Apple Inc. ...........................................    United States      40,500       4,603,230
(a)   Cisco Systems Inc. ...................................    United States     295,500       6,666,480
(a)   Google Inc., A .......................................    United States      13,700       5,487,124
      Hewlett-Packard Co. ..................................    United States     183,300       8,475,792
      Intel Corp. ..........................................    United States     309,600       5,798,808
      International Business Machines Corp. ................    United States      82,400       9,637,504
      Microsoft Corp. ......................................    United States     544,400      14,530,036
      Nokia Corp., ADR .....................................       Finland        612,100      11,415,665
      QUALCOMM Inc. ........................................    United States     236,900      10,179,593
      Texas Instruments Inc. ...............................    United States     463,100       9,956,650
                                                                                             ------------
                                                                                               90,627,444
                                                                                             ------------
      TELECOMMUNICATION SERVICES 3.9%
      AT&T Inc. ............................................    United States     428,800      11,972,096
(a)   NII Holdings Inc. ....................................    United States      91,550       3,471,576
      Sprint Nextel Corp. ..................................    United States          25             153
      Verizon Communications Inc. ..........................    United States     164,200       5,269,178
                                                                                             ------------
                                                                                               20,713,003
                                                                                             ------------
      UTILITIES 7.3%
      Allegheny Energy Inc. ................................    United States      71,600       2,632,732
      Exelon Corp. .........................................    United States     163,100      10,213,322
(a,b) Iberdrola Renovables, 144A ...........................        Spain         751,200       3,233,542
      Public Service Enterprise Group Inc. .................    United States     250,300       8,207,337

32 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                        COUNTRY          SHARES            VALUE
-----------------------------------------------------------------------------   -------------   ----------------   ------------
COMMON STOCKS (CONTINUED)
UTILITIES (CONTINUED)
Sempra Energy ...............................................................   United States            180,200   $  9,094,694
Sierra Pacific Resources ....................................................   United States            534,600      5,121,468
                                                                                                                   ------------
                                                                                                                     38,503,095
                                                                                                                   ------------
TOTAL COMMON STOCKS (COST $486,723,565) .....................................                                       487,042,351
                                                                                                                   ------------

                                                                                                PRINCIPAL AMOUNT
                                                                                                ----------------
    SHORT TERM INVESTMENTS (COST $33,255,242) 6.3%
(c) REPURCHASE AGREEMENTS 6.3%
    Joint Repurchase Agreement, 1.347%, 10/01/08
     (Maturity Value $33,256,486)............................................   United States   $     33,255,242     33,255,242
      ABN AMRO Bank NV, New York Branch (Maturity Value $5,261,509)
      Banc of America Securities LLC (Maturity Value $4,103,850)
      Barclays Capital Inc. (Maturity Value $5,314,054)
      BNP Paribas Securities Corp. (Maturity Value $5,156,086)
      Credit Suisse Securities (USA) LLC (Maturity Value $1,052,235)
      Deutsche Bank Securities Inc. (Maturity Value $1,951,158)
      Dresdner Kleinwort Securities LLC (Maturity Value $3,946,215)
      Greenwich Capital Markets Inc. (Maturity Value $5,419,144)
      UBS Securities LLC (Maturity Value $1,052,235)
       Collateralized by U.S. Government Agency Securities, 2.20% - 7.25%,
        11/07/08 - 4/24/13; (d)U.S. Government Agency Discount Notes,
        12/30/08; and U.S. Treasury Notes, 1.875% - 4.875%, 1/15/09 - 7/31/13
                                                                                                                   ------------
    TOTAL INVESTMENTS (COST $519,978,807) 98.7% .............................                                       520,297,593
    OTHER ASSETS, LESS LIABILITIES 1.3% .....................................                                         6,735,435
                                                                                                                   ------------
    NET ASSETS 100.0% .......................................................                                      $527,033,028
                                                                                                                   ============

See Selected Portfolio Abbreviations on page 121.

(a)   Non-income producing for the twelve months ended September 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the value of this security was $3,233,542, representing 0.61% of net assets.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2008, all repurchase agreements had been entered into on that date.

(d)   The security is traded on a discount basis with no stated coupon rate.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 33

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

               FRANKLIN LARGE CAP VALUE SECURITIES FUND                     SHARES        VALUE
-----------------------------------------------------------------------    --------    -----------
COMMON STOCKS 94.2%
BANKS 3.0%
SunTrust Banks Inc. ...................................................       6,000    $   269,940
U.S. Bancorp ..........................................................      23,000        828,460
                                                                                       -----------
                                                                                         1,098,400
                                                                                       -----------
CAPITAL GOODS 14.7%
3M Co. ................................................................      10,800        737,748
Dover Corp. ...........................................................      17,900        725,845
Eaton Corp. ...........................................................       7,000        393,260
General Electric Co. ..................................................      55,500      1,415,250
Illinois Tool Works Inc. ..............................................      22,200        986,790
Masco Corp. ...........................................................      21,000        376,740
United Technologies Corp. .............................................      11,100        666,666
                                                                                       -----------
                                                                                         5,302,299
                                                                                       -----------
CONSUMER DURABLES & APPAREL 6.0%
D.R. Horton Inc. ......................................................      61,000        794,220
Fortune Brands Inc. ...................................................      18,000      1,032,480
NIKE Inc., B ..........................................................       5,200        347,880
                                                                                       -----------
                                                                                         2,174,580
                                                                                       -----------
CONSUMER SERVICES 2.5%
McDonald's Corp. ......................................................      14,500        894,650
                                                                                       -----------
DIVERSIFIED FINANCIALS 6.3%
Bank of America Corp. .................................................      14,200        497,000
The Bank of New York Mellon Corp. .....................................      15,500        504,990
Citigroup Inc. ........................................................      16,000        328,160
Morgan Stanley ........................................................       6,200        142,600
State Street Corp. ....................................................      14,000        796,320
                                                                                       -----------
                                                                                         2,269,070
                                                                                       -----------
ENERGY 11.2%
Apache Corp. ..........................................................       7,000        729,960
Chesapeake Energy Corp. ...............................................      10,500        376,530
ConocoPhillips ........................................................       7,800        571,350
Devon Energy Corp. ....................................................       5,600        510,720
Exxon Mobil Corp. .....................................................      11,000        854,260
Occidental Petroleum Corp. ............................................      14,200      1,000,390
                                                                                       -----------
                                                                                         4,043,210
                                                                                       -----------
FOOD & STAPLES RETAILING 3.2%
Wal-Mart Stores Inc. ..................................................      19,500      1,167,855
                                                                                       -----------
HEALTH CARE EQUIPMENT & SERVICES 1.4%
Becton Dickinson and Co. ..............................................       6,100        489,586
                                                                                       -----------

34 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

               FRANKLIN LARGE CAP VALUE SECURITIES FUND                     SHARES        VALUE
-----------------------------------------------------------------------    --------    -----------
    COMMON STOCKS (CONTINUED)
    HOUSEHOLD & PERSONAL PRODUCTS 6.4%
    Kimberly-Clark Corp. ..............................................      14,000    $   907,760
    The Procter & Gamble Co. ..........................................      20,000      1,393,800
                                                                                       -----------
                                                                                         2,301,560
                                                                                       -----------
    INSURANCE 5.8%
    AFLAC Inc. ........................................................       5,100        299,625
    The Allstate Corp. ................................................      13,000        599,560
    Ambac Financial Group Inc. ........................................       8,400         19,572
    Chubb Corp. .......................................................      14,000        768,600
    MetLife Inc. ......................................................       6,900        386,400
                                                                                       -----------
                                                                                         2,073,757
                                                                                       -----------
    MATERIALS 7.4%
    Alcoa Inc. ........................................................      15,100        340,958
    The Dow Chemical Co. ..............................................      19,000        603,820
    Nucor Corp. .......................................................      26,500      1,046,750
    Praxair Inc. ......................................................       9,600        688,704
                                                                                       -----------
                                                                                         2,680,232
                                                                                       -----------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6.8%
    Abbott Laboratories ...............................................       6,900        397,302
    Merck & Co. Inc. ..................................................      32,000      1,009,920
    Pfizer Inc. .......................................................      56,000      1,032,640
                                                                                       -----------
                                                                                         2,439,862
                                                                                       -----------
    RETAILING 6.4%
    The Home Depot Inc. ...............................................      26,000        673,140
    Nordstrom Inc. ....................................................      20,000        576,400
(a) Office Depot Inc. .................................................      70,000        407,400
    J.C. Penney Co. Inc. ..............................................      20,000        666,800
                                                                                       -----------
                                                                                         2,323,740
                                                                                       -----------
    SOFTWARE & SERVICES 1.9%
    Microsoft Corp. ...................................................      25,000        667,250
                                                                                       -----------
    TECHNOLOGY HARDWARE & EQUIPMENT 7.0%
    Hewlett-Packard Co. ...............................................      22,000      1,017,280
    International Business Machines Corp. .............................      13,000      1,520,480
                                                                                       -----------
                                                                                         2,537,760
                                                                                       -----------
    TRANSPORTATION 2.0%
    Norfolk Southern Corp. ............................................      11,000        728,310
                                                                                       -----------
    UTILITIES 2.2%
    Entergy Corp. .....................................................       5,800        516,258
    Sempra Energy .....................................................       5,500        277,585
                                                                                       -----------
                                                                                           793,843
                                                                                       -----------
    TOTAL COMMON STOCKS (COST $36,525,425) ............................                 33,985,964
                                                                                       -----------

                                        Quarterly Statements of Investments | 35

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                 FRANKLIN LARGE CAP VALUE SECURITIES FUND                   SHARES        VALUE
-----------------------------------------------------------------------    ---------   -----------
    SHORT TERM INVESTMENTS (COST $2,122,513) 5.9%
    MONEY MARKET FUNDS 5.9%
(b) Franklin Institutional Fiduciary Trust Money Market
      Portfolio, 1.98% ................................................    2,122,513   $ 2,122,513
                                                                                       -----------
    TOTAL INVESTMENTS (COST $38,647,938) 100.1% .......................                 36,108,477
    OTHER ASSETS, LESS LIABILITIES (0.1)% .............................                    (26,168)
                                                                                       -----------
    NET ASSETS 100.0% .................................................                $36,082,309
                                                                                       ===========


(a)   Non-income producing for the twelve months ended September 30, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

   | See Notes to Statements of Investments.
36 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                                FRANKLIN MONEY MARKET FUND                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------    ----------------    -----------
    INVESTMENTS 100.1%
    BANK NOTES (COST $500,002) 1.5%
    Bank of America NA, 2.85%, 10/14/08 ..............................................       $   500,000       $   500,002

    CERTIFICATES OF DEPOSIT 8.7%
    Abbey National Treasury Service, Stamford Branch, 2.73%, 11/06/08 ................           500,000           500,002
    ABN Amro Bank NV, Chicago Branch, 2.46%, 10/17/08 ................................           500,000           500,000
    Australia and New Zealand Banking Group Ltd., New York Branch, 2.92%, 10/15/08 ...           500,000           500,002
    Australia and New Zealand Banking Group Ltd., New York Branch, 2.79%, 10/23/08 ...           500,000           500,006
    Banque Nationale De Paris, New York Branch, 2.77%, 11/17/08 ......................           250,000           250,000
    Dexia Credit Local NY, New York Branch, 2.84%, 11/05/08 ..........................           500,000           500,000
    Svenska Handelsbanken, New York Branch, 2.72%, 12/05/08 ..........................           250,000           250,000
                                                                                                               -----------
    TOTAL CERTIFICATES OF DEPOSIT (COST $3,000,010) ..................................                           3,000,010
                                                                                                               -----------
(a) COMMERCIAL PAPER 14.5%
    Commonwealth Bank of Australia, 10/08/08 - 12/12/08 ..............................           750,000           747,523
    Commonwealth Bank of Australia, 12/19/08 .........................................           500,000           496,867
    Cregem North America Inc., 10/20/08 - 11/10/08 ...................................           600,000           598,909
    General Electric Capital Corp., 11/14/08 - 12/19/08 ..............................           372,000           370,100
    Lloyds Bank PLC, 10/22/08 ........................................................           300,000           299,550
    Rabobank USA Finance Corp., 10/03/08 .............................................           500,000           499,927
    Svenska Handelsbanken Inc., 10/16/08 .............................................           250,000           249,720
    Toyota Motor Credit Corp., 2/09/09 ...............................................           500,000           495,179
    Toyota Motor Credit Corp., 3/13/09 ...............................................           250,000           246,831
    U.S. Central Credit Union, 10/01/08 ..............................................           500,000           500,000
    U.S. Central Credit Union, 11/07/08 ..............................................           500,000           498,690
                                                                                                               -----------
    TOTAL COMMERCIAL PAPER (COST $5,003,296) .........................................                           5,003,296
                                                                                                               -----------
    U.S. GOVERNMENT AND AGENCY SECURITIES 3.3%
(a) FHLB, 10/02/08 - 3/02/09 .........................................................         1,107,000         1,100,474
(a) FHLMC, 2/02/09 ...................................................................            40,000            39,654
                                                                                                               -----------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,140,128) ....................                           1,140,128
                                                                                                               -----------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $9,643,436) .................                           9,643,436
                                                                                                               -----------
(b) REPURCHASE AGREEMENTS 72.1%
    ABN Amro Bank NV, 1.50%, 10/01/08 (Maturity Value $6,800,283)
      Collateralized by U.S. Government Agency Securities, 3.25%, 2/15/09 ............         6,800,000         6,800,000
    Banc of America Securities LLC, 1.35%, 10/01/08 (Maturity Value $6,000,225)
      Collateralized by U.S. Government Agency Securities, 5.00%, 2/16/12 ............         6,000,000         6,000,000
    Barclays Capital Inc., 1.75%, 10/01/08 (Maturity Value $6,000,292)
      Collateralized by U.S. Government Agency Securities, 5.375%, 7/17/09 ...........         6,000,000         6,000,000
    UBS Securities LLC, 1.10%, 10/01/08 (Maturity Value $6,000,183)
      Collateralized by U.S. Government Agency Securities, 2.29%, 12/30/08 ...........         6,000,000         6,000,000
                                                                                                               -----------
    TOTAL REPURCHASE AGREEMENTS (COST $24,800,000) ...................................                          24,800,000
                                                                                                               -----------

                                        Quarterly Statements of Investments | 37

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)


                               FRANKLIN MONEY MARKET FUND                                                        VALUE
---------------------------------------------------------------------------------------                        -----------
TOTAL INVESTMENTS (COST $34,443,436) 100.1% ...........................................                        $34,443,436
OTHER ASSETS, LESS LIABILITIES (0.1)% .................................................                            (21,991)
                                                                                                               -----------
NET ASSETS 100.0% .....................................................................                        $34,421,445
                                                                                                               ===========

See Selected Portfolio Abbreviations on page 121.


(a)   The security is traded on a discount basis with no stated coupon rate.

(b) At September 30, 2008, all repurchase agreements had been entered into on that date.

   | See Notes to Statements of Investments.
38 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                        FRANKLIN RISING DIVIDENDS SECURITIES FUND                             SHARES         VALUE
---------------------------------------------------------------------------------------     ----------    ------------
    COMMON STOCKS 95.5%
    AEROSPACE & DEFENSE 4.6%
    United Technologies Corp. .........................................................      1,402,100    $ 84,210,126
                                                                                                          ------------
    BANKS 4.3%
    Peoples Bancorp Inc. ..............................................................        159,979       3,482,743
    PNC Financial Services Group Inc. .................................................        150,953      11,276,189
    SunTrust Banks Inc. ...............................................................        147,804       6,649,702
(a) TrustCo Bank Corp. NY .............................................................        328,588       3,847,766
    U.S. Bancorp ......................................................................      1,446,949      52,119,103
                                                                                                          ------------
                                                                                                            77,375,503
                                                                                                          ------------
    COMMERCIAL & PROFESSIONAL SERVICES 2.9%
    ABM Industries Inc. ...............................................................        998,288      21,802,610
    Cintas Corp. ......................................................................      1,007,400      28,922,454
    Superior Uniform Group Inc. .......................................................        237,100       2,470,582
                                                                                                          ------------
                                                                                                            53,195,646
                                                                                                          ------------
    CONSUMER DURABLES & APPAREL 2.3%
    Leggett & Platt Inc. ..............................................................      1,797,800      39,174,062
(b) Russ Berrie and Co. Inc. ..........................................................        306,081       2,347,641
                                                                                                          ------------
                                                                                                            41,521,703
                                                                                                          ------------
    CONSUMER SERVICES 1.4%
    Hillenbrand Inc. ..................................................................      1,228,300      24,762,528
                                                                                                          ------------
    DIVERSIFIED FINANCIALS 3.9%
    State Street Corp. ................................................................      1,232,000      70,076,160
                                                                                                          ------------
    ELECTRICAL EQUIPMENT 9.4%
    Brady Corp., A ....................................................................      2,357,779      83,182,443
    Roper Industries Inc. .............................................................      1,549,360      88,251,546
                                                                                                          ------------
                                                                                                           171,433,989
                                                                                                          ------------
    FOOD & STAPLES RETAILING 5.1%
    Wal-Mart Stores Inc. ..............................................................      1,563,300      93,626,037
                                                                                                          ------------
    FOOD, BEVERAGE & TOBACCO 2.8%
    McCormick & Co. Inc. ..............................................................      1,314,595      50,546,178
                                                                                                          ------------
    HEALTH CARE EQUIPMENT & SERVICES 7.6%
    Becton Dickinson and Co. ..........................................................        556,500      44,664,690
    Hill-Rom Holdings Inc. ............................................................      1,211,103      36,708,532
    West Pharmaceutical Services Inc. .................................................      1,165,600      56,904,592
                                                                                                          ------------
                                                                                                           138,277,814
                                                                                                          ------------
    HOUSEHOLD & PERSONAL PRODUCTS 6.7%
    Alberto-Culver Co. ................................................................      1,024,350      27,903,294
    The Procter & Gamble Co. ..........................................................      1,354,900      94,422,981
                                                                                                          ------------
                                                                                                           122,326,275
                                                                                                          ------------

                                        Quarterly Statements of Investments | 39

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                        FRANKLIN RISING DIVIDENDS SECURITIES FUND                             SHARES          VALUE
---------------------------------------------------------------------------------------     ----------    --------------
    COMMON STOCKS (CONTINUED)
    INDUSTRIAL CONGLOMERATES 9.3%
    Carlisle Cos. Inc. ................................................................      2,357,257    $   70,646,992
    General Electric Co. ..............................................................      2,968,200        75,689,100
    Teleflex Inc. .....................................................................        352,200        22,361,178
                                                                                                          --------------
                                                                                                             168,697,270
                                                                                                          --------------
    INSURANCE 13.1%
    AFLAC Inc. ........................................................................      1,323,800        77,773,250
    Arthur J. Gallagher & Co. .........................................................        753,000        19,321,980
    Erie Indemnity Co., A .............................................................      1,456,733        61,576,104
    Mercury General Corp. .............................................................        154,200         8,442,450
    Old Republic International Corp. ..................................................      4,014,208        51,181,152
    RLI Corp. .........................................................................        331,348        20,573,397
                                                                                                          --------------
                                                                                                             238,868,333
                                                                                                          --------------
    MACHINERY 6.6%
    Donaldson Co. Inc. ................................................................        267,000        11,189,970
    Dover Corp. .......................................................................      1,981,500        80,349,825
    Graco Inc. ........................................................................        356,112        12,681,148
    Nordson Corp. .....................................................................        342,591        16,824,644
                                                                                                          --------------
                                                                                                             121,045,587
                                                                                                          --------------
    MATERIALS 8.7%
    Bemis Co. Inc. ....................................................................      1,292,300        33,871,183
    Nucor Corp. .......................................................................      1,040,402        41,095,879
    Praxair Inc. ......................................................................      1,161,500        83,326,010
                                                                                                          --------------
                                                                                                             158,293,072
                                                                                                          --------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.8%
    Pfizer Inc. .......................................................................      2,779,100        51,246,604
                                                                                                          --------------
    RETAILING 4.0%
    Family Dollar Stores Inc. .........................................................      2,950,030        69,915,711
(b) Sally Beauty Holdings Inc. ........................................................        393,150         3,381,090
                                                                                                          --------------
                                                                                                              73,296,801
                                                                                                          --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%(c)
    Cohu Inc. .........................................................................         50,300           795,746
                                                                                                          --------------
    TOTAL COMMON STOCKS (COST $1,444,213,266) .........................................                    1,739,595,372
                                                                                                          --------------

40 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                       FRANKLIN RISING DIVIDENDS SECURITIES FUND                              SHARES          VALUE
---------------------------------------------------------------------------------------     ----------    --------------
    SHORT TERM INVESTMENTS 4.2%
    MONEY MARKET FUNDS (COST $73,208,332) 4.0%
(d) Franklin Institutional Fiduciary Trust Money Market Portfolio, 1.98% ..............     73,208,332    $   73,208,332
                                                                                                          --------------

    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.2%
    MONEY MARKET FUNDS (COST $3,589,226) 0.2%
(e) Bank of New York Institutional Cash Reserve Fund, 2.18% ...........................      3,589,226         3,553,334
                                                                                                          --------------
    TOTAL INVESTMENTS (COST $1,521,010,824) 99.7% .....................................                    1,816,357,038
    OTHER ASSETS, LESS LIABILITIES 0.3% ...............................................                        5,840,505
                                                                                                          --------------
    NET ASSETS 100.0% .................................................................                   $1,822,197,543
                                                                                                          ==============


(a)   A portion or all of the security is on loan at September 30, 2008.

(b)   Non-income producing for the twelve months ended September 30, 2008.

(c)   Rounds to less than 0.1% of net assets.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(e)   The rate shown is the annualized seven-day yield at period end.

                                      Quarterly Statements of Investments |
                                  See Notes to Statements of Investments. | 41

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

        FRANKLIN SMALL CAP VALUE SECURITIES FUND         SHARES        VALUE
----------------------------------------------------   ---------   -------------
    COMMON STOCKS 92.8%
    AUTOMOBILES & COMPONENTS 3.2%
    Autoliv Inc. (Sweden) ..........................     149,000   $   5,028,750
    Gentex Corp. ...................................     361,500       5,169,450
    Monaco Coach Corp. .............................     825,800       1,610,310
(a) Thor Industries Inc. ...........................     658,000      16,331,560
(a) Winnebago Industries Inc. ......................     600,000       7,752,000
                                                                   -------------
                                                                      35,892,070
                                                                   -------------
    BANKS 3.7%
(a) Chemical Financial Corp. .......................     461,354      14,366,563
(a) Corus Bankshares Inc. ..........................     682,600       2,764,530
    Peoples Bancorp Inc. ...........................     199,400       4,340,938
    The PMI Group Inc. .............................     508,000       1,498,600
(a) TrustCo Bank Corp. NY ..........................   1,580,000      18,501,800
                                                                   -------------
                                                                      41,472,431
                                                                   -------------
    CAPITAL GOODS 21.1%
    A.O. Smith Corp. ...............................     112,500       4,408,875
(a) American Woodmark Corp. ........................     359,310       8,066,509
    Apogee Enterprises Inc. ........................     864,000      12,985,920
    Applied Industrial Technologies Inc. ...........         100           2,693
    Brady Corp., A .................................     522,600      18,437,328
    Briggs & Stratton Corp. ........................     598,000       9,675,640
    Carlisle Cos. Inc. .............................     399,000      11,958,030
    CIRCOR International Inc. ......................     135,900       5,902,137
    CNH Global NV (Netherlands) ....................      84,000       1,851,360
(b) EMCOR Group Inc. ...............................     169,600       4,463,872
(a) Franklin Electric Co. Inc. .....................     131,232       5,846,386
    Gibraltar Industries Inc. ......................   1,079,800      20,203,058
    Graco Inc. .....................................     458,200      16,316,502
    Kennametal Inc. ................................     416,000      11,281,920
    Lincoln Electric Holdings Inc. .................       4,709         302,836
    Mueller Industries Inc. ........................     601,700      13,845,117
    Nordson Corp. ..................................     125,400       6,158,394
(b) Powell Industries Inc. .........................      62,600       2,554,706
    Roper Industries Inc. ..........................     195,000      11,107,200
(a) Simpson Manufacturing Co. Inc. .................     385,525      10,443,872
    Teleflex Inc. ..................................     150,000       9,523,500
    Timken Co. .....................................      20,400         578,340
    Trinity Industries Inc. ........................     341,000       8,773,930
    Universal Forest Products Inc. .................     624,000      21,783,840
    Wabash National Corp. ..........................   1,259,200      11,899,440
(a) Watts Water Technologies Inc., A ...............     341,300       9,334,555
                                                                   -------------
                                                                     237,705,960
                                                                   -------------
    COMMERCIAL & PROFESSIONAL SERVICES 2.8%
    ABM Industries Inc. ............................     618,000      13,497,120
    Mine Safety Appliances Co. .....................     473,200      18,038,384
                                                                   -------------
                                                                      31,535,504
                                                                   -------------

42 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

      FRANKLIN SMALL CAP VALUE SECURITIES FUND           SHARES         VALUE
-----------------------------------------------------   ---------   -------------
      COMMON STOCKS (CONTINUED)
      CONSUMER DURABLES & APPAREL 9.2%
      Bassett Furniture Industries Inc. .............     230,900   $   1,974,195
      Brunswick Corp. ...............................     906,000      11,587,740
      D.R. Horton Inc. ..............................     580,400       7,556,808
      Ethan Allen Interiors Inc. ....................     442,000      12,384,840
  (c) Hooker Furniture Corp. ........................     555,100       9,853,025
  (a) La-Z-Boy Inc. .................................   1,098,500      10,238,020
      M/I Homes Inc. ................................     593,700      13,524,486
      M.D.C. Holdings Inc. ..........................     320,000      11,708,800
  (b) Russ Berrie and Co. Inc. ......................     631,080       4,840,384
  (b) Timberland Co., A .............................     277,200       4,814,964
  (b) The Warnaco Group Inc. ........................     336,000      15,217,440
                                                                    -------------
                                                                      103,700,702
                                                                    -------------
      CONSUMER SERVICES 1.6%
      Hillenbrand Inc. ..............................     127,200       2,564,352
      Regis Corp. ...................................     583,900      16,057,250
                                                                    -------------
                                                                       18,621,602
                                                                    -------------
      ENERGY 7.8%
      Arch Coal Inc. ................................     111,500       3,667,235
  (b) Atwood Oceanics Inc. ..........................     166,000       6,042,400
(a,b) Bristow Group Inc. ............................     303,000      10,253,520
      CARBO Ceramics Inc. ...........................      23,000       1,187,030
      CONSOL Energy Inc. ............................      87,000       3,992,430
  (a) General Maritime Corp. ........................     280,000       5,454,400
  (b) Global Industries Ltd. ........................     364,077       2,526,694
  (b) Helix Energy Solutions Group Inc. .............     322,000       7,818,160
  (b) Oil States International Inc. .................     254,000       8,978,900
      Overseas Shipholding Group Inc. ...............     150,000       8,746,500
      Peabody Energy Corp. ..........................     114,000       5,130,000
      Rowan Cos. Inc. ...............................     194,000       5,926,700
      Teekay Corp. (Bahamas) ........................     230,000       6,067,400
      Tidewater Inc. ................................      81,700       4,522,912
  (b) Unit Corp. ....................................     145,000       7,223,900
                                                                    -------------
                                                                       87,538,181
                                                                    -------------
      FOOD & STAPLES RETAILING 1.2%
      Casey's General Stores Inc. ...................     462,000      13,938,540
                                                                    -------------
      HEALTH CARE EQUIPMENT & SERVICES 2.0%
      Hill-Rom Holdings Inc. ........................     127,200       3,855,432
      STERIS Corp. ..................................     213,000       8,004,540
      West Pharmaceutical Services Inc. .............     215,800      10,535,356
                                                                    -------------
                                                                       22,395,328
                                                                    -------------
      INSURANCE 10.8%
      American National Insurance Co. ...............      75,000       6,474,750
      Arthur J. Gallagher & Co. .....................     229,500       5,888,970

                                        Quarterly Statements of Investments | 43

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

      FRANKLIN SMALL CAP VALUE SECURITIES FUND           SHARES        VALUE
-----------------------------------------------------   ---------   -------------
      COMMON STOCKS (CONTINUED)
      INSURANCE (CONTINUED)
      Aspen Insurance Holdings Ltd. .................     645,000   $  17,737,500
      Erie Indemnity Co., A .........................     187,500       7,925,625
      IPC Holdings Ltd. .............................     604,600      18,264,966
      Montpelier Re Holdings Ltd. (Bermuda) .........     897,300      14,814,423
      Old Republic International Corp. ..............   1,562,000      19,915,500
      Protective Life Corp. .........................     220,000       6,272,200
      RLI Corp. .....................................     151,100       9,381,799
      StanCorp Financial Group Inc. .................     232,000      12,064,000
  (a) Syncora Holdings Ltd. .........................   1,369,600       1,794,176
      Zenith National Insurance Corp. ...............      50,300       1,842,992
                                                                    -------------
                                                                      122,376,901
                                                                    -------------
      MATERIALS 10.9%
  (b) AbitibiBowater Inc. ...........................     104,800         405,576
      Airgas Inc. ...................................     297,700      14,780,805
      AptarGroup Inc. ...............................     250,700       9,804,877
      Cabot Corp. ...................................     275,000       8,739,500
      Gerdau Ameristeel Corp. (Canada) ..............   1,127,100      11,090,664
      Glatfelter ....................................     752,000      10,182,080
  (b) Mercer International Inc. (Germany) ...........     599,100       2,192,706
      Reliance Steel & Aluminum Co. .................     384,100      14,584,277
      RPM International Inc. ........................     791,500      15,307,610
      Steel Dynamics Inc. ...........................     826,500      14,124,885
      United States Steel Corp. .....................      49,000       3,802,890
  (a) Westlake Chemical Corp. .......................     832,521      17,507,917
                                                                    -------------
                                                                      122,523,787
                                                                    -------------
      REAL ESTATE 0.2%
  (a) Arbor Realty Trust Inc. .......................     244,700       2,447,000
                                                                    -------------
      RETAILING 8.3%
      Brown Shoe Co. Inc. ...........................     823,000      13,480,740
      Christopher & Banks Corp. .....................   1,376,200      10,555,454
      Fred's Inc. ...................................     384,800       5,471,856
      Group 1 Automotive Inc. .......................     349,000       7,583,770
  (b) Gymboree Corp. ................................     146,200       5,190,100
  (b) Hot Topic Inc. ................................     653,100       4,316,991
      The Men's Wearhouse Inc. ......................     470,000       9,982,800
(a,b) Pier 1 Imports Inc. ...........................   1,414,300       5,841,059
(a,b) Saks Inc. .....................................     766,000       7,085,500
  (b) Tuesday Morning Corp. .........................   1,229,000       5,075,770
  (b) West Marine Inc. ..............................     845,600       5,039,776
(a,b) Zale Corp. ....................................     584,000      14,600,000
                                                                    -------------
                                                                       94,223,816
                                                                    -------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.2%
      Cohu Inc. .....................................     638,500      10,101,070
(a,b) OmniVision Technologies Inc. ..................     300,000       3,423,000
                                                                    -------------
                                                                       13,524,070
                                                                    -------------

44 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                    FRANKLIN SMALL CAP VALUE SECURITIES FUND                       SHARES              VALUE
----------------------------------------------------------------------------   --------------     ----------------
    COMMON STOCKS (CONTINUED)
    TECHNOLOGY HARDWARE & EQUIPMENT 3.8%
(b) Avocent Corp. ..........................................................          606,000     $     12,398,760
(b) Benchmark Electronics Inc. .............................................        1,000,000           14,080,000
    Diebold Inc. ...........................................................           46,400            1,536,304
(b) Mettler-Toledo International Inc. ......................................          150,000           14,700,000
                                                                                                  ----------------
                                                                                                        42,715,064
                                                                                                  ----------------
    TRANSPORTATION 3.0%
(b) Dollar Thrifty Automotive Group Inc. ...................................          281,000              542,330
(b) Genesee & Wyoming Inc. .................................................          441,700           16,572,584
(b) Kansas City Southern ...................................................          146,000            6,476,560
    SkyWest Inc. ...........................................................          634,000           10,131,320
                                                                                                  ----------------
                                                                                                        33,722,794
                                                                                                  ----------------
    UTILITIES 2.0%
    Atmos Energy Corp. .....................................................          170,100            4,528,062
    Energen Corp. ..........................................................          135,000            6,112,800
    Sierra Pacific Resources ...............................................        1,277,400           12,237,492
                                                                                                  ----------------
                                                                                                        22,878,354
                                                                                                  ----------------
    TOTAL COMMON STOCKS (COST $1,095,736,826) ..............................                         1,047,212,104
                                                                                                  ----------------

                                                                               PRINCIPAL AMOUNT
                                                                               ----------------
CORPORATE BONDS (COST $1,478,767) 0.1%
CAPITAL GOODS 0.1%
Mueller Industries Inc., 6.00%, 11/01/14 ...................................      $ 1,494,000            1,305,383
                                                                                                  ----------------
TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,097,215,593) ......                         1,048,517,487
                                                                                                  ----------------

                                                                                    SHARES
                                                                               ----------------
    SHORT TERM INVESTMENTS 18.7%
    MONEY MARKET FUNDS (COST $83,850,004) 7.4%
(d) Franklin Institutional Fiduciary Trust Money Market Portfolio, 1.98% ...       83,850,004           83,850,004
                                                                                                  ----------------
    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 11.3%
    MONEY MARKET FUNDS (COST $129,341,889) 11.3%
(e) Bank of New York Institutional Cash Reserve Fund, 2.18% ................      129,341,889          128,048,470
                                                                                                  ----------------
    TOTAL INVESTMENTS (COST $1,310,407,486) 111.6% .........................                         1,260,415,961
                                                                                                  ----------------
    OTHER ASSETS, LESS LIABILITIES (11.6)% .................................                          (131,428,458)
                                                                                                  ----------------
    NET ASSETS 100.0% ......................................................                      $  1,128,987,503
                                                                                                  ================

(a)   A portion or all of the security is on loan at September 30, 2008.

(b)   Non-income producing for the twelve months ended September 30, 2008.

(c)   See Note 7 regarding holdings of 5% voting securities.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(e)   The rate shown is the annualized seven-day yield at period end.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 45

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

        FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND          SHARES        VALUE
----------------------------------------------------------   ---------   ------------
    COMMON STOCKS 93.7%
    CONSUMER DISCRETIONARY 9.3%
    Abercrombie & Fitch Co., A ...........................     105,500   $  4,161,975
    BorgWarner Inc. ......................................     288,200      9,444,314
(a) Dick's Sporting Goods Inc. ...........................     343,500      6,725,730
    Guess? Inc. ..........................................     540,300     18,797,037
    The Men's Wearhouse Inc. .............................     528,100     11,216,844
    Nordstrom Inc. .......................................     335,500      9,669,110
    PetSmart Inc. ........................................     317,400      7,842,954
(a) Tractor Supply Co. ...................................     209,698      8,817,801
    Wolverine World Wide Inc. ............................     508,000     13,441,680
                                                                         ------------
                                                                           90,117,445
                                                                         ------------
    CONSUMER STAPLES 2.1%
(a) Hain Celestial Group Inc. ............................     324,200      8,925,226
(a) Hansen Natural Corp. .................................     363,900     11,007,975
                                                                         ------------
                                                                           19,933,201
                                                                         ------------
    ENERGY 9.4%
(a) Bill Barrett Corp. ...................................     241,700      7,760,987
(a) Cameron International Corp. ..........................     246,200      9,488,548
(a) FMC Technologies Inc. ................................     264,900     12,331,095
(a) Mariner Energy Inc. ..................................     525,551     10,773,795
(a) Oceaneering International Inc. .......................      86,100      4,590,852
(a) Petrohawk Energy Corp. ...............................      41,700        901,971
    Range Resources Corp. ................................      15,000        643,050
    Smith International Inc. .............................     414,400     24,300,416
(a) Southwestern Energy Co. ..............................     659,300     20,135,022
                                                                         ------------
                                                                           90,925,736
                                                                         ------------
    FINANCIALS 2.7%
(a) Affiliated Managers Group Inc. .......................     259,700     21,516,145
    FelCor Lodging Trust Inc. ............................     390,800      2,798,128
    iStar Financial Inc. .................................     824,991      2,144,977
                                                                         ------------
                                                                           26,459,250
                                                                         ------------
    HEALTH CARE 18.2%
(a) Allscripts Healthcare Solutions Inc. .................     451,500      5,616,660
(a) American Medical Systems Holdings Inc. ...............     826,400     14,676,864
    C. R. Bard Inc. ......................................     148,700     14,107,169
(a) Cerner Corp. .........................................     343,400     15,329,376
(a) Community Health Systems Inc. ........................     373,800     10,956,078
(a) Express Scripts Inc. .................................     237,400     17,524,868
(a) Henry Schein Inc. ....................................     268,600     14,461,424
(a) Illumina Inc. ........................................     128,200      5,195,946
(a) Myriad Genetics Inc. .................................     227,900     14,786,152
    Pharmaceutical Product Development Inc. ..............     298,300     12,334,705
(a) Phase Forward Inc. ...................................      11,400        238,374

46 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

      FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND            SHARES        VALUE
----------------------------------------------------------   ---------   -------------
    COMMON STOCKS (CONTINUED)
    HEALTH CARE (CONTINUED)
(a) QIAGEN NV (Netherlands) ..............................     622,100   $  12,274,033
    Sequenom Inc. ........................................      44,400       1,181,928
(a) Varian Medical Systems Inc. ..........................     316,440      18,078,217
(a) Waters Corp. .........................................     337,000      19,606,660
                                                                         -------------
                                                                           176,368,454
                                                                         -------------
    INDUSTRIALS 17.8%
    AMETEK Inc. ..........................................     533,100      21,734,487
(a) BE Aerospace Inc. ....................................     369,600       5,850,768
    Bucyrus International Inc. ...........................     116,400       5,200,752
    C.H. Robinson Worldwide Inc. .........................     398,900      20,327,944
    Expeditors International of Washington Inc. ..........     154,100       5,368,844
    Flowserve Corp. ......................................     263,800      23,417,526
(a) Foster Wheeler Ltd. ..................................     261,600       9,446,376
(a) Orbital Sciences Corp. ...............................     738,900      17,711,433
    Precision Castparts Corp. ............................     268,400      21,144,552
    Robert Half International Inc. .......................     438,100      10,842,975
    Rockwell Collins Inc. ................................     206,400       9,925,776
(a) Ryanair Holdings PLC, ADR (Ireland) ..................     346,600       7,774,238
(a) SunPower Corp., A ....................................     206,000      14,611,580
                                                                         -------------
                                                                           173,357,251
                                                                         -------------
    INFORMATION TECHNOLOGY 28.7%
(a) Activision Blizzard Inc. .............................   1,219,900      18,823,057
(a) Alliance Data Systems Corp. ..........................     340,200      21,561,876
(a) Concur Technologies Inc. .............................     126,200       4,828,412
(a) Equinix Inc. .........................................     126,700       8,800,582
    FactSet Research Systems Inc. ........................     283,500      14,812,875
(a) FLIR Systems Inc. ....................................     864,400      33,210,248
(a) FormFactor Inc. ......................................     827,300      14,411,566
    Global Payments Inc. .................................     283,200      12,704,352
    Harris Corp. .........................................     384,600      17,768,520
(a) Lam Research Corp. ...................................     249,400       7,853,606
(a) Logitech International SA (Switzerland) ..............     378,700       8,831,284
    Maxim Integrated Products Inc. .......................     402,000       7,276,200
(a) Mettler-Toledo International Inc. ....................     186,000      18,228,000
(a) Microsemi Corp. ......................................   1,116,400      28,445,872
(a) Nuance Communications Inc. ...........................   1,132,290      13,802,615
(a) Omniture Inc. ........................................      88,200       1,619,352
(a) Riverbed Technology Inc. .............................     439,400       5,501,288
    SAIC Inc. ............................................      18,900         382,347
(a) Salesforce.com Inc. ..................................      99,000       4,791,600
(a) Silicon Laboratories Inc. ............................     544,400      16,713,080
(a) Trimble Navigation Ltd. ..............................     491,500      12,710,190
(a) UbiSoft Entertainment SA (France) ....................      88,200       6,054,662
                                                                         -------------
                                                                           279,131,584
                                                                         -------------

                                        Quarterly Statements of Investments | 47

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                      SHARES         VALUE
------------------------------------------------------------------------------   ----------   -------------
      COMMON STOCKS (CONTINUED)
      TELECOMMUNICATION SERVICES 4.7%
  (a) Crown Castle International Corp. .......................................      290,800   $   8,424,476
  (a) MetroPCS Communications Inc. ...........................................      898,500      12,570,015
  (a) NII Holdings Inc. ......................................................      436,600      16,555,872
  (a) SBA Communications Corp. ...............................................      317,700       8,218,899
(a,b) TeleCorp PCS Inc., Escrow Account ......................................      262,900              --
                                                                                              -------------
                                                                                                 45,769,262
                                                                                              -------------
      UTILITIES 0.8%
      International Power PLC (United Kingdom) ...............................    1,242,600       8,039,564
                                                                                              -------------
      TOTAL COMMON STOCKS (COST $855,692,585) ................................                  910,101,747
                                                                                              -------------
      SHORT TERM INVESTMENTS (COST $61,946,431) 6.4%
      MONEY MARKET FUNDS 6.4%
  (c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 1.98% ...   61,946,431      61,946,431
                                                                                              -------------
      TOTAL INVESTMENTS (COST $917,639,016) 100.1% ...........................                  972,048,178
      OTHER ASSETS, LESS LIABILITIES (0.1)% ..................................                     (914,398)
                                                                                              -------------
      NET ASSETS 100.0% ......................................................                $ 971,133,780
                                                                                              =============

See Selected Portfolio Abbreviations on page 121.

(a)   Non-income producing for the twelve months ended September 30, 2008.

(b) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2008, the value of this security was $0.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

   | See Notes to Statements of Investments.
48 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

              FRANKLIN STRATEGIC INCOME SECURITIES FUND                COUNTRY/ORGANIZATION        SHARES             VALUE
---------------------------------------------------------------------  --------------------  -------------------  ------------
CONVERTIBLE PREFERRED STOCKS 0.6%
BANKS 0.0%(a)
Fannie Mae, 8.75%, cvt. pfd. .........................................    United States              44,000       $    110,000
                                                                                                                  ------------
DIVERSIFIED FINANCIALS 0.3%
Affiliated Managers Group Inc., 5.10%, cvt. pfd. .....................    United States              62,000          2,228,125
CIT Group Inc., 7.75%, cvt. pfd., Z ..................................    United States              57,100            499,625
E*TRADE Financial Corp., 6.125%, cvt. pfd. ...........................    United States             161,300            661,330
                                                                                                                  ------------
                                                                                                                     3,389,080
                                                                                                                  ------------
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.3%
Schering-Plough Corp., 6.00%, cvt. pfd. ..............................    United States              15,000          2,595,204
                                                                                                                  ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (COST $13,846,292) .................................................                                               6,094,284
                                                                                                                  ------------
PREFERRED STOCKS (COST $1,750,000) 0.0%(a)
BANKS 0.0%(a)
Freddie Mac, 8.375%, pfd., Z .........................................    United States              70,000            114,100
                                                                                                                  ------------

                                                                                             PRINCIPAL AMOUNT(b)
                                                                                             -------------------
(c) SENIOR FLOATING RATE INTERESTS 15.9%
    AUTOMOBILES & COMPONENTS 0.2%
    Key Safety Systems Inc., Term Loan B, 5.036% - 5.959%,
      3/10/14 .......................................................     United States             285,650            222,807
    TRW Automotive Inc., Tranche B-1 Term Loan, 4.313% - 4.625%,
      2/09/14 .......................................................     United States           1,646,683          1,550,627
                                                                                                                  ------------
                                                                                                                     1,773,434
                                                                                                                  ------------
    CAPITAL GOODS 0.9%
    Allison Transmission Inc., Term Loan B, 5.22% - 5.57%,
      8/07/14 .......................................................     United States           2,242,995          1,864,088
    Amsted Industries Inc.,
      (d) Delayed Draw, 4.81% - 5.77%, 4/05/13 ......................     United States           1,577,203          1,451,027
          Term Loan B, 4.80% - 5.77%, 4/05/13 .......................     United States             208,378            191,708
    Bucyrus International Inc., Tranche B Dollar Term Loan,
      4.291% - 4.625%, 5/04/14 ......................................     United States             270,270            252,002
    Hawker Beechcraft Inc.,
          Synthetic L/C, 5.762%, 3/26/14 ............................     United States             118,535            104,142
          Term Loan B, 5.762%, 3/26/14 ..............................     United States           2,023,794          1,778,047
    Oshkosh Truck Corp., Term Loan B, 3.99% - 5.21%,
      12/06/13 ......................................................     United States           3,861,900          3,347,441
    RBS Global Inc. (Rexnord Corp.), Term Loan, 5.286%,
      7/22/13 .......................................................     United States             600,000            546,000
    TransDigm Inc., Term Loan B, 5.21%, 6/23/13 .....................     United States             780,000            721,987
                                                                                                                  ------------
                                                                                                                    10,256,442
                                                                                                                  ------------

                                        Quarterly Statements of Investments | 49

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

              FRANKLIN STRATEGIC INCOME SECURITIES FUND                COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(b)     VALUE
---------------------------------------------------------------------  --------------------  -------------------  ------------
(c) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    COMMERCIAL & PROFESSIONAL SERVICES 1.3%
    Affinion Group Inc., Term Loan B, 5.311% - 6.204%,
      10/17/12 ......................................................     United States            2,239,676      $  2,071,701
    Allied Waste North America Inc.,
        Credit Link, 4.40%, 3/28/14 .................................     United States              800,211           773,347
        Term Loan B, 4.93% - 5.69%, 3/28/14 .........................     United States            1,119,756         1,082,164
    ARAMARK Corp.,
        Synthetic L/C, 2.427%, 1/26/14 ..............................     United States              318,134           276,688
        Term Loan B, 5.637%, 1/26/14 ................................     United States            5,007,638         4,355,253
(e) EnviroSolutions Inc., Initial Term Loan, PIK, 12.042% - 12.25%,
      7/07/12 .......................................................     United States            1,300,000         1,144,000
    Nielsen Finance LLC (VNU Inc.), Dollar Term Loan, 4.803%,
      8/09/13 .......................................................     United States            3,836,213         3,329,832
    West Corp., Term Loan B-2, 5.171% - 6.084%, 10/24/13 ............     United States            1,261,893           981,122
                                                                                                                  ------------
                                                                                                                    14,014,107
                                                                                                                  ------------
    CONSUMER DURABLES & APPAREL 0.6%
    Jarden Corp.,
        Term Loan B1, 5.512%, 1/24/12 ...............................     United States              458,696           403,653
        Term Loan B2, 5.512%, 1/24/12 ...............................     United States            2,506,221         2,205,474
    Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 5.171%,
      12/21/11 ......................................................     United States            1,650,997         1,589,773
    The William Carter Co., Term Loan B, 4.299% - 5.204%,
      7/14/12 .......................................................     United States            2,741,802         2,577,294
                                                                                                                  ------------
                                                                                                                     6,776,194
                                                                                                                  ------------
    CONSUMER SERVICES 1.8%
    Education Management LLC, Term Loan C, 5.563%, 6/01/13 ..........     United States            4,011,168         3,513,783
(d) Kuilima Resort Co. (Turtle Bay), First Lien Term Loan, 8.75%,
      9/30/10 .......................................................     United States            2,200,000         1,485,000
    Laureate Education Inc.,
        Closing Date Term Loan, 6.438%, 8/17/14 .....................     United States            1,472,043         1,291,717
        Delayed Draw Term Loan, 6.438%, 8/17/14 .....................     United States              219,728           192,812
    OSI Restaurant Partners LLC (Outback),
        Pre-Funded Revolving Credit, 2.639%, 6/14/13 ................     United States              299,750           206,827
        Term Loan B, 6.00%, 6/14/14 .................................     United States            3,747,396         2,585,703
    Penn National Gaming Inc., Term Loan B, 4.24% - 4.55%,
      10/03/12 ......................................................     United States            3,694,169         3,339,529
(d) VML U.S. Finance LLC (Venetian Macau),
        Delayed Draw, 6.02%, 5/25/12 ................................         Macau                2,609,708         2,294,912
        New Project Term Loans, 6.02%, 5/25/13 ......................         Macau                1,284,138         1,129,239
        Term Loan B, 6.02%, 5/24/13 .................................         Macau                4,341,154         3,817,502
                                                                                                                  ------------
                                                                                                                    19,857,024
                                                                                                                  ------------
    DIVERSIFIED FINANCIALS 0.5%
    Nuveen Investments Inc., Term Loan B, 6.704% - 6.769%,
      11/13/14 ......................................................     United States            3,439,816         2,961,681
    TD Ameritrade Holding Corp., Term Loan B, 5.20%, 12/31/12 .......     United States            2,618,539         2,437,860
                                                                                                                  ------------
                                                                                                                     5,399,541
                                                                                                                  ------------

50 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

              FRANKLIN STRATEGIC INCOME SECURITIES FUND                COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(b)     VALUE
---------------------------------------------------------------------  --------------------  -------------------  ------------
(c) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    ENERGY 0.4%
    Citgo Petroleum Corp., Term Loan B, 5.079%, 11/15/12 ............     United States            2,261,242      $  2,046,424
    Dresser Inc., Term Loan B, 5.057% - 5.954%, 5/04/14 .............     United States            3,198,051         2,920,886
                                                                                                                  ------------
                                                                                                                     4,967,310
                                                                                                                  ------------
    FOOD, BEVERAGE & TOBACCO 0.5%
    Constellation Brands Inc., Term Loan B, 4.00% - 4.313%,
      6/05/13 .......................................................     United States            2,720,538         2,483,462
    Dean Foods Co., Term Loan B, 5.21% - 5.27%, 4/02/14 .............     United States            2,955,494         2,617,090
                                                                                                                  ------------
                                                                                                                     5,100,552
                                                                                                                  ------------
    HEALTH CARE EQUIPMENT & SERVICES 1.6%
    Bausch and Lomb Inc.,
        Delayed Draw Term Loan, 7.012%, 4/28/15 .....................     United States               77,641            72,271
        Parent Term Loan B, 7.012%, 4/28/15 .........................     United States              514,426           478,845
    Community Health Systems Inc., Term Loan, 5.06% - 5.973%,
      7/25/14 .......................................................     United States            6,826,503         6,007,323
    DaVita Inc., Term Loan B-1, 4.30% - 5.27%, 10/05/12 .............     United States              680,000           616,080
    DJO Finance LLC, Term Loan B, 6.723% - 6.762%, 5/20/14 ..........     United States            2,324,644         2,196,789
    Fresenius Medical Care Holdings Inc., Term Loan B,
      4.167% - 5.137%, 3/31/13 ......................................     United States            2,639,804         2,478,116
    HCA Inc.,
        Term Loan A-1, 5.262%, 11/19/12 .............................     United States            2,019,117         1,775,813
        Term Loan B-1, 6.012%, 11/18/13 .............................     United States            3,614,192         3,178,230
    LifePoint Hospitals Inc., Term Loan B, 4.435%, 4/15/12 ..........     United States            1,476,576         1,350,329
                                                                                                                  ------------
                                                                                                                    18,153,796
                                                                                                                  ------------
    MATERIALS 1.5%
    Celanese U.S. Holdings LLC, Dollar Term Loan, 4.283%,
      4/02/14 .......................................................     United States            2,493,438         2,266,535
    Domtar Corp., Term Loan, 4.804%, 3/07/14 ........................     United States            2,104,996         1,940,105
    Georgia-Pacific LLC,
        Additional Term Loan, 4.238% - 5.512%, 12/20/12 .............     United States              610,704           541,173
        Term Loan B, 4.551% - 5.454%, 12/20/12 ......................     United States            3,942,892         3,493,978
    Hexion Specialty Chemicals BV, Term Loan C-2, 6.063%,
      5/03/13 .......................................................      Netherlands               601,172           465,157
    Hexion Specialty Chemicals Inc., Term Loan C-1, 5.063%,
      5/03/13 .......................................................     United States            2,774,543         2,146,803
    Ineos U.S. Finance LLC,
        Term Loan B2, 5.727% - 5.952%, 12/16/13 .....................     United States              438,654           365,865
        Term Loan C2, 6.227% - 6.452%, 12/23/14 .....................     United States              438,654           375,187
    Nalco Co., Term Loan B, 4.433% - 4.92%, 11/04/10 ................     United States            2,156,300         2,026,922
    Rockwood Specialties Group Inc., Term Loan E, 4.299%,
      7/30/12 .......................................................     United States            2,725,673         2,476,955
                                                                                                                  ------------
                                                                                                                    16,098,680
                                                                                                                  ------------

                                        Quarterly Statements of Investments | 51

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

              FRANKLIN STRATEGIC INCOME SECURITIES FUND                COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(b)     VALUE
---------------------------------------------------------------------  --------------------  -------------------  ------------
(c) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    MEDIA 2.6%
    CSC Holdings Inc. (Cablevision), Incremental Term Loan,
      4.569%, 3/29/13 ...............................................     United States            3,227,392      $  2,858,547
    Dex Media West LLC, Term Loan B, 7.00% - 7.77%, 10/24/14 ........     United States            1,525,300         1,330,280
    DIRECTV Holdings LLC, Term Loan B, 5.204%, 4/13/13 ..............     United States            1,156,563         1,080,560
    Idearc Inc., Term Loan B, 5.71% - 5.77%, 11/17/14 ...............     United States            3,558,780         2,028,504
    Insight Midwest Holdings, Term Loan B, 4.49%, 4/02/14 ...........     United States            2,074,275         1,906,259
    MCC Iowa,
        Tranche D-1 Term Loan, 4.24% - 5.72%, 1/31/15 ...............     United States              869,484           764,603
        Tranche D-2 Term Loan, 4.24% - 5.72%, 1/31/15 ...............     United States              843,575           741,818
    Mediacom LLC, Term Loan C, 3.99% - 5.47%, 1/31/15 ...............     United States            1,976,885         1,738,423
(d) Metro-Goldwyn-Mayer Inc., Term Loan B, 7.012%, 4/08/12 ..........     United States            1,398,210           998,322
    R.H. Donnelley Inc., Term Loan D-2, 6.75% - 7.52%,
      6/30/11 .......................................................     United States            2,834,688         2,500,195
    Regal Cinemas Corp., Term Loan, 5.262%, 10/27/13 ................     United States            3,821,781         3,344,058
    Tribune Co.,
        Incremental Term Loan, 5.786%, 5/14/14 ......................     United States            1,384,479           619,555
        Term Loan B, 5.786%, 5/16/14 ................................     United States            3,309,500         1,762,309
    Univision Communications Inc., Initial Term Loan,
      5.049% - 6.25%, 9/29/14 .......................................     United States            6,490,000         4,208,765
    UPC Financing Partnership, Term Loan N, 4.236%, 12/31/14 ........      Netherlands             3,320,000         2,976,380
                                                                                                                  ------------
                                                                                                                    28,858,578
                                                                                                                  ------------
    REAL ESTATE 0.2%
    Capital Automotive REIT, Term Loan B, 4.24%, 12/15/10 ...........     United States            3,163,963         2,713,098
                                                                                                                  ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
    Fairchild Semiconductor Corp., Initial Term Loan, 5.262%,
      6/26/13 .......................................................     United States              885,456           779,202
                                                                                                                  ------------
    SOFTWARE & SERVICES 1.3%
    Affiliated Computer Services Inc.,
        Additional Term Loan, 4.489% - 5.704%, 3/20/13 ..............     United States            3,137,874         2,889,458
        Term Loan B, 5.709%, 3/20/13 ................................     United States              326,760           300,891
    Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien
     Term Loan, 5.704%, 10/26/12 ....................................     United States            2,555,104         2,270,848
    First Data Corp., Term Loan B-2, 5.926% - 6.512%, 9/24/14 .......     United States            6,172,985         5,303,625
    SunGard Data Systems Inc., New U.S. Term Loan, 4.553%,
      2/28/14 .......................................................     United States            3,799,492         3,316,246
                                                                                                                  ------------
                                                                                                                    14,081,068
                                                                                                                  ------------
    TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
    Flextronics International USA Inc.,
        Term Loan A, 5.038% - 5.041%, 10/01/14 ......................     United States            2,520,739         2,158,383
        Term Loan A-1, 5.041%, 10/01/14 .............................     United States              724,350           620,225
                                                                                                                  ------------
                                                                                                                     2,778,608
                                                                                                                  ------------

52 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

              FRANKLIN STRATEGIC INCOME SECURITIES FUND                COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(b)     VALUE
---------------------------------------------------------------------  --------------------  -------------------  ------------
  (c) SENIOR FLOATING RATE INTERESTS (CONTINUED)
      TELECOMMUNICATION SERVICES 1.0%
      Alltel Communications Inc., Term Loan B-3, 4.997%,
        5/18/15 .....................................................     United States           7,296,991       $  7,100,885
  (d) Hawaiian Telecom Communications Inc., Term Loan C, 6.262%,
        6/01/14 .....................................................     United States           1,399,135            974,731
      Windstream Corp., Tranche B-1, 4.29%, 7/17/13 .................     United States           3,272,744          3,008,198
                                                                                                                  ------------
                                                                                                                    11,083,814
                                                                                                                  ------------
      TRANSPORTATION 0.3%
      Avis Budget Car Rental LLC, Term Loan, 4.05%, 4/19/12 .........     United States           2,613,833          2,233,193
      Hertz Corp.,
          Credit Link, 3.204%, 12/21/12 .............................     United States             176,617            157,829
          Term Loan B, 3.99% - 4.69%, 12/21/12 ......................     United States             970,479            867,245
                                                                                                                  ------------
                                                                                                                     3,258,267
                                                                                                                  ------------
      UTILITIES 0.9%
      Dynegy Holdings Inc.,
          Term L/C Facility, 5.21%, 4/02/13 .........................     United States           2,470,777          2,119,927
          Term Loan B, 5.21%, 4/02/13 ...............................     United States              78,843             67,648
      NRG Energy Inc.,
          Credit Link, 2.701%, 2/01/13 ..............................     United States             890,930            787,235
          Term Loan, 5.262%, 2/01/13 ................................     United States           1,813,455          1,602,388
      Texas Competitive Electric Holdings Co. LLC,
          Term Loan B-2, 5.989% - 7.262%, 10/10/14 ..................     United States           4,837,035          4,105,434
          Term Loan B-3, 5.989% - 7.262%, 10/10/14 ..................     United States           2,034,586          1,723,948
                                                                                                                  ------------
                                                                                                                    10,406,580
                                                                                                                  ------------
      TOTAL SENIOR FLOATING RATE INTERESTS
        (COST $198,320,371)                                                                                        176,356,295
                                                                                                                  ------------
      CORPORATE BONDS 32.0%
      AUTOMOBILES & COMPONENTS 0.6%
      Ford Motor Credit Co. LLC, senior note,
          5.80%, 1/12/09 ............................................     United States           2,200,000          2,088,979
          9.875%, 8/10/11 ...........................................     United States           3,500,000          2,418,003
  (f) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ........     United States           2,900,000          2,305,500
                                                                                                                  ------------
                                                                                                                     6,812,482
                                                                                                                  ------------
      BANKS 1.6%
(f,g) BNP Paribas, 144A, 7.195%, Perpetual ..........................        France               3,500,000          2,434,113
      Citigroup Capital XXI, pfd., junior sub. bond, 8.30%,
        12/21/77 ....................................................     United States           4,300,000          3,204,885
      HSBC Holdings PLC, sub. note, 6.50%, 9/15/37 ..................     United Kingdom          3,500,000          2,978,381
  (f) ICICI Bank Ltd., 144A, 6.625%, 10/03/12 .......................        India                2,100,000          2,028,138
      Svensk Exportkredit AB, senior note, 7.625%, 6/30/14 ..........       Sweden                1,335,000 NZD        935,842
      UBS AG Stamford, senior note, 5.875%, 12/20/17 ................     United States           3,500,000          3,113,054

                                        Quarterly Statements of Investments | 53

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)


              FRANKLIN STRATEGIC INCOME SECURITIES FUND                COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(b)     VALUE
---------------------------------------------------------------------  --------------------  -------------------  ------------
    CORPORATE BONDS (CONTINUED)
    BANKS (CONTINUED)
(g) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ................      United States           2,900,000      $  2,530,830
(g) Wells Fargo Capital XV, 9.75%, Perpetual ........................      United States             600,000           582,560
                                                                                                                  ------------
                                                                                                                    17,807,803
                                                                                                                  ------------
    CAPITAL GOODS 1.5%
(f) Allison Transmission Inc., senior note, 144A, 11.00%,
      11/01/15 ......................................................      United States           2,700,000         2,362,500
    DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 ........      United States           2,300,000         2,415,000
    L-3 Communications Corp., senior sub. note,
        5.875%, 1/15/15 .............................................      United States           2,000,000         1,820,000
        6.375%, 10/15/15 ............................................      United States             400,000           370,000
(f) Nortek Inc., senior note, 144A, 10.00%, 12/01/13 ................      United States             400,000           354,000
    RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .........      United States           2,900,000         2,740,500
    RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 .........      United States           2,900,000         2,211,250
    Terex Corp., senior sub. note, 8.00%, 11/15/17 ..................      United States           2,800,000         2,562,000
    TransDigm Inc., senior sub. note, 7.75%, 7/15/14 ................      United States           2,000,000         1,890,000
                                                                                                                  ------------
                                                                                                                    16,725,250
                                                                                                                  ------------
    COMMERCIAL & PROFESSIONAL SERVICES 0.8%
    Allied Waste North America Inc., senior secured note, 6.875%,
      6/01/17 .......................................................      United States           1,600,000         1,496,000
    ARAMARK Corp., senior note, 8.50%, 2/01/15 ......................      United States           3,000,000         2,835,000
    Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ............      United States           1,800,000         1,836,000
    JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
      5/15/13 .......................................................      United States             900,000           877,500
    JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ......      United States           1,900,000         1,904,750
                                                                                                                  ------------
                                                                                                                     8,949,250
                                                                                                                  ------------
    CONSUMER DURABLES & APPAREL 0.8%
    D.R. Horton Inc., senior note, 6.50%, 4/15/16 ...................      United States           3,000,000         2,295,000
    Jarden Corp., senior sub. note, 7.50%, 5/01/17 ..................      United States           2,900,000         2,428,750
    Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ............      United States           2,500,000         2,306,250
    KB Home, senior note,
        6.25%, 6/15/15 ..............................................      United States           1,800,000         1,476,000
        7.25%, 6/15/18 ..............................................      United States           1,000,000           825,000
                                                                                                                  ------------
                                                                                                                     9,331,000
                                                                                                                  ------------
    CONSUMER SERVICES 1.5%
(f) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ..................      United States           2,400,000           684,000
    Host Hotels & Resorts LP, senior note,
        6.875%, 11/01/14 ............................................      United States             200,000           174,000
        K, 7.125%, 11/01/13 .........................................      United States           2,400,000         2,148,000
        M, 7.00%, 8/15/12 ...........................................      United States           1,100,000           987,250
    MGM MIRAGE, senior note, 6.625%, 7/15/15 ........................      United States           4,100,000         2,870,000

54 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

              FRANKLIN STRATEGIC INCOME SECURITIES FUND                COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(b)     VALUE
---------------------------------------------------------------------  --------------------  -------------------  ------------
    CORPORATE BONDS (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
    OSI Restaurant Partners Inc., senior note, 10.00%, 6/15/15 ......      United States          1,800,000       $    810,000
    Pinnacle Entertainment Inc., senior sub. note,
          8.25%, 3/15/12 ............................................      United States            200,000            194,250
          8.75%, 10/01/13 ...........................................      United States          2,200,000          2,117,500
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .......      United States          3,300,000          2,656,500
    Starwood Hotels & Resorts Worldwide Inc., 6.75%, 5/15/18 ........      United States          2,800,000          2,505,720
    Station Casinos Inc.,
          senior note, 6.00%, 4/01/12 ...............................      United States            700,000            395,500
          senior sub. note, 6.50%, 2/01/14 ..........................      United States            700,000            210,000
          senior sub. note, 6.875%, 3/01/16 .........................      United States          1,800,000            513,000
                                                                                                                  ------------
                                                                                                                    16,265,720
                                                                                                                  ------------
    DIVERSIFIED FINANCIALS 3.1%
    American Express Co., senior note, 7.00%, 3/19/18 ...............      United States          3,000,000          2,652,111
    American Express Credit Corp., C, 7.30%, 8/20/13 ................      United States          1,200,000          1,158,594
    Bank of America Corp.,
      (g) pfd., sub. bond, M, 8.125%, Perpetual .....................      United States          5,000,000          4,045,950
          senior note, 5.65%, 5/01/18 ...............................      United States          1,500,000          1,265,661

    Capmark Financial Group Inc., senior note, 6.30%, 5/10/17 .......      United States          1,800,000            708,161
    CIT Group Inc., senior note, 7.625%, 11/30/12 ...................      United States            800,000            507,893
    General Electric Capital Corp., senior note, A, 8.50%,
      4/06/18 .......................................................      United States         64,000,000 MXN      4,644,454
    GMAC LLC,
          7.25%, 3/02/11 ............................................      United States          2,500,000          1,183,190
          6.875%, 9/15/11 ...........................................      United States          1,700,000            759,682
          6.875%, 8/28/12 ...........................................      United States          1,800,000            715,977
    The Goldman Sachs Group Inc., sub. note, 6.75%, 10/01/37 ........      United States          4,500,000          3,005,600
    JP Morgan Chase & Co.,
          6.00%, 1/15/18 ............................................      United States          1,500,000          1,370,166
      (g) 7.90%, junior sub. note, 1, 7.90%, Perpetual ..............      United States          1,800,000          1,519,436
    JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37 ..........      United States          5,000,000          3,624,245
(h) Lehman Brothers Holdings Inc., sub. note,
          6.50%, 7/19/17 ............................................      United States          5,000,000             25,000
          7.50%, 5/11/38 ............................................      United States            700,000              3,500
    Merrill Lynch & Co. Inc.,
          6.875%, 4/25/18 ...........................................      United States            100,000             88,623
          senior note, 6.40%, 8/28/17 ...............................      United States          4,900,000          4,244,978
          sub. bond, 7.75%, 5/14/38 .................................      United States            500,000            420,455
    Morgan Stanley,
          senior note, 6.00%, 4/28/15 ...............................      United States          2,400,000          1,635,017
          senior note, 6.625%, 4/01/18 ..............................      United States          1,300,000            861,660
          sub. note, 4.75%, 4/01/14 .................................      United States          2,100,000          1,114,373
                                                                                                                  ------------
                                                                                                                    35,554,726
                                                                                                                  ------------

                                        Quarterly Statements of Investments | 55

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

          FRANKLIN STRATEGIC INCOME SECURITIES FUND              COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(b)      VALUE
---------------------------------------------------------------  --------------------  --------------------  ------------
    CORPORATE BONDS (CONTINUED)
    ENERGY 3.2%
    Canadian Natural Resources Ltd., 5.90%, 2/01/18 ...........         Canada               2,700,000       $  2,378,794
    Chesapeake Energy Corp., senior note,
            7.625%, 7/15/13 ...................................      United States             700,000            672,000
            6.625%, 1/15/16 ...................................      United States             100,000             90,250
            6.25%, 1/15/18 ....................................      United States           3,300,000          2,838,000
            7.25%, 12/15/18 ...................................      United States             300,000            277,500
    Compagnie Generale de Geophysique-Veritas, senior note,
            7.50%, 5/15/15 ....................................          France              2,000,000          1,920,000
            7.75%, 5/15/17 ....................................          France                900,000            859,500
    Copano Energy LLC, senior note, 8.125%, 3/01/16 ...........      United States           2,900,000          2,668,000
(f) Kazmunaigaz Finance SUB BV, 144A, 9.125%, 7/02/18 .........        Kazakhstan            2,400,000          2,052,000
    Mariner Energy Inc., senior note, 7.50%, 4/15/13 ..........      United States           2,700,000          2,403,000
    MarkWest Energy Partners LP, senior note, 6.875%,
      11/01/14 ................................................      United States           2,700,000          2,443,500
(f) Petroplus Finance Ltd., senior note, 144A,
      6.75%, 5/01/14 ..........................................       Switzerland            2,900,000          2,465,000
    Plains Exploration & Production Co., senior note, 7.625%,
      6/01/18 .................................................      United States           2,400,000          2,136,000
    Quicksilver Resources Inc., senior note, 8.25%, 8/01/15 ...      United States           2,800,000          2,576,000
(f) SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18...      United States           1,200,000          1,038,000
    Tesoro Corp., senior note, 6.50%, 6/01/17 .................      United States           3,800,000          3,059,000
    Weatherford International Ltd., senior note,
      6.00%, 3/15/18 ..........................................      United States           3,000,000          2,698,122
    The Williams Cos. Inc., senior note,
             7.625%, 7/15/19 ..................................      United States           1,000,000            985,790
             7.875%, 9/01/21 ..................................      United States           1,600,000          1,601,749
             8.75%, 3/15/32 ...................................      United States             600,000            615,462
                                                                                                             ------------
                                                                                                               35,777,667
                                                                                                             ------------
    FOOD & STAPLES RETAILING 0.2%
    The Kroger Co., 6.15%, 1/15/20 ............................      United States           2,000,000          1,837,198
                                                                                                             ------------
    FOOD, BEVERAGE & TOBACCO 1.2%
(f) Cargill Inc., 144A,
             5.20%, 1/22/13 ...................................      United States             500,000            483,971
             6.00%, 11/27/17 ..................................      United States           2,000,000          1,884,966
    Dean Foods Inc., senior note, 7.00%, 6/01/16 ..............      United States           1,500,000          1,312,500
    Philip Morris International Inc., 5.65%, 5/16/18 ..........      United States           4,000,000          3,704,008
    Reynolds American Inc., senior secured note, 7.625%,
      6/01/16 .................................................      United States           3,300,000          3,281,708
    Smithfield Foods Inc., senior note, 7.75%,
             5/15/13 ..........................................      United States           1,500,000          1,267,500
             7/01/17 ..........................................      United States           1,200,000            948,000
                                                                                                             ------------
                                                                                                               12,882,653
                                                                                                             ------------
    HEALTH CARE EQUIPMENT & SERVICES 2.5%
    Coventry Health Care Inc., senior note,
             6.30%, 8/15/14 ...................................      United States           1,500,000          1,377,171
             5.95%, 3/15/17 ...................................      United States           1,300,000          1,085,334

56 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                FRANKLIN STRATEGIC INCOME SECURITIES FUND                  COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(b)     VALUE
-------------------------------------------------------------------------  --------------------  -------------------  ------------
      CORPORATE BONDS (CONTINUED)
      HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
      DaVita Inc., senior sub. note, 7.25%, 3/15/15 ......................    United States           2,900,000       $  2,769,500
      FMC Finance III SA, senior note, 6.875%, 7/15/17 ...................       Germany              2,500,000          2,418,750
      HCA Inc.,
               senior note, 6.50%, 2/15/16 ...............................    United States             800,000            638,000
               senior secured note, 9.125%, 11/15/14 .....................    United States           4,000,000          3,900,000
      Medco Health Solutions Inc., 7.125%, 3/15/18 .......................    United States           2,500,000          2,537,580
      Quest Diagnostics Inc., 6.40%, 7/01/17 .............................    United States           2,800,000          2,725,805
      Tenet Healthcare Corp., senior note,
               6.375%, 12/01/11 ..........................................    United States           2,300,000          2,133,250
               9.875%, 7/01/14 ...........................................    United States             500,000            490,000
(c,e) U.S. Oncology Holdings Inc., senior note, PIK, FRN, 8.334%,
           3/15/12 .......................................................    United States           3,116,212          2,415,065
  (e) United Surgical Partners International Inc., senior sub. note, PIK,
           9.25%, 5/01/17 ................................................    United States           2,500,000          2,137,500
      Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
           10/01/14 ......................................................    United States           2,600,000          2,522,000
                                                                                                                      ------------
                                                                                                                        27,149,955
                                                                                                                      ------------
      INSURANCE 0.5%
  (f) American International Group Inc.,
               144A, 8.25%, 8/15/18 ......................................    United States           1,000,000            581,765
           (c) junior sub. deb., 144A, FRN, 8.175%, 5/15/58...............    United States           2,700,000            432,602
(c,f) Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%,
           6/15/88 .......................................................    United States           1,900,000          1,370,294
(c,f) MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%,
           4/08/68 .......................................................    United States             800,000            759,652
      MetLife Inc.,
           (c) junior sub. note, FRN, 6.40%, 12/15/66 ....................    United States           2,000,000          1,247,346
               senior note, A, 6.817%, 8/15/18 ...........................    United States           1,000,000            947,860
                                                                                                                      ------------
                                                                                                                         5,339,519
                                                                                                                      ------------
      MATERIALS 2.6%
      Crown Americas Inc., senior note, 7.75%, 11/15/15 ..................    United States           2,700,000          2,646,000
      Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
           4/01/17 .......................................................    United States           2,900,000          2,860,766
      Huntsman International LLC, senior sub. note, 7.875%,
           11/15/14 ......................................................    United States           2,300,000          1,989,500
  (f) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
           2/15/16 .......................................................   United Kingdom           3,100,000          1,689,500
  (f) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 .............    United States           2,700,000          2,281,500
      Nalco Co., senior sub. note, 8.875%, 11/15/13 ......................    United States           2,900,000          2,907,250
      NewPage Corp., senior secured note, 10.00%, 5/01/12 ................    United States           2,500,000          2,250,000
      Novelis Inc., senior note, 7.25%, 2/15/15 ..........................       Canada               3,500,000          3,062,500
      Owens-Brockway Glass Container Inc., senior note, 6.75%,
           12/01/14 ......................................................    United States           2,700,000          2,578,500
      Rio Tinto Finance USA Ltd., 5.875%, 7/15/13 ........................      Australia             3,600,000          3,532,320

                                        Quarterly Statements of Investments | 57

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

             FRANKLIN STRATEGIC INCOME SECURITIES FUND               COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(b)     VALUE
-------------------------------------------------------------------  --------------------  -------------------  ------------
      CORPORATE BONDS (CONTINUED)
      MATERIALS (CONTINUED)
      RPM International Inc., 6.50%, 2/15/18 .......................    United States           2,800,000       $  2,703,756
      Smurfit Kappa Funding PLC, senior sub. note, 7.75%,
          4/01/15 ..................................................       Ireland                900,000            753,750
                                                                                                                ------------
                                                                                                                  29,255,342
                                                                                                                ------------
      MEDIA 4.3%
  (f) British Sky Broadcasting Group PLC, senior note, 144A, 6.10%,
          2/15/18 ..................................................    United Kingdom          3,000,000          2,877,960
      CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .........        Canada              2,700,000          2,268,000
      CCH I LLC, senior secured note, 11.00%, 10/01/15 .............    United States           1,400,000            931,000
      CCH II LLC, senior note, 10.25%, 9/15/10 .....................    United States           3,700,000          3,348,500
      Comcast Corp., senior note, 6.30%, 11/15/17 ..................    United States           3,000,000          2,761,290
      CSC Holdings Inc.,
              senior deb., 7.625%, 7/15/18 .........................    United States           2,100,000          1,837,500
              senior note, 6.75%, 4/15/12 ..........................    United States             300,000            276,375
      Dex Media West Finance, senior sub. note, 9.875%, 8/15/13 ....    United States           2,200,000          1,369,500
  (f) DIRECTV Holdings LLC, senior note, 144A, 7.625%, 5/15/16 .....    United States           3,700,000          3,367,000
      EchoStar DBS Corp., senior note,
              6.375%, 10/01/11 .....................................    United States           2,900,000          2,675,250
              7.125%, 2/01/16 ......................................    United States           1,400,000          1,130,500
      Idearc Inc., senior note, 8.00%, 11/15/16 ....................    United States           3,400,000            943,500
      Lamar Media Corp., senior sub. note,
              7.25%, 1/01/13 .......................................    United States           2,800,000          2,548,000
              6.625%, 8/15/15 ......................................    United States             400,000            333,000
      Liberty Media Corp., senior note, 5.70%, 5/15/13 .............    United States           3,000,000          2,509,866
      LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .......    United States           2,100,000          1,648,500
      Quebecor Media Inc., senior note, 7.75%, 3/15/16 .............        Canada              2,900,000          2,552,000
      R.H. Donnelley Corp.,
              senior disc. note, A-1, 6.875%, 1/15/13 ..............    United States             300,000            118,500
              senior disc. note, A-2, 6.875%, 1/15/13 ..............    United States             800,000            316,000
              senior note, A-3, 8.875%, 1/15/16 ....................    United States           1,100,000            379,500
      Radio One Inc., senior sub. note, 6.375%, 2/15/13 ............    United States           2,800,000          1,918,000
  (f) Rainbow National Services LLC, senior sub. deb., 144A,
          10.375%, 9/01/14 .........................................    United States           1,100,000          1,127,500
      Time Warner Cable Inc., senior note, 6.75%, 7/01/18 ..........    United States           3,200,000          2,991,680
      Time Warner Inc., 5.875%, 11/15/16 ...........................    United States           3,500,000          3,078,915
(e,f) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
          3/15/15 ..................................................    United States           3,300,000          1,551,000
      Viacom Inc., senior note, 6.875%, 4/30/36 ....................    United States           3,300,000          2,646,666
                                                                                                                ------------
                                                                                                                  47,505,502
                                                                                                                ------------
      REAL ESTATE 0.3%
      Forest City Enterprises Inc., senior note, 7.625%, 6/01/15....    United States           2,500,000          2,012,500
      iStar Financial Inc.,
              8.625%, 6/01/13 ......................................    United States             400,000            208,165
              senior note, 5.65%, 9/15/11 ..........................    United States           2,700,000          1,404,807
                                                                                                                ------------
                                                                                                                   3,625,472
                                                                                                                ------------

58 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

            FRANKLIN STRATEGIC INCOME SECURITIES FUND                COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(b)     VALUE
-------------------------------------------------------------------  --------------------  -------------------  -----------
    CORPORATE BONDS (CONTINUED)
    RETAILING 0.5%
    Dollar General Corp., senior note, 10.625%, 7/15/15 ............    United States           2,900,000       $ 2,871,000
    Michaels Stores Inc., senior note, 10.00%, 11/01/14 ............    United States           3,300,000         2,095,500
                                                                                                                -----------
                                                                                                                  4,966,500
                                                                                                                -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
    Freescale Semiconductor Inc., senior note, 8.875%,
       12/15/14 ....................................................    United States           1,800,000         1,251,000
                                                                                                                -----------
    SOFTWARE & SERVICES 0.3%
    SunGard Data Systems Inc.,
           senior note, 9.125%, 8/15/13 ............................    United States           1,600,000         1,448,000
           senior sub. note, 10.25%, 8/15/15 .......................    United States           1,900,000         1,657,750
                                                                                                                -----------
                                                                                                                  3,105,750
                                                                                                                -----------
    TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
    Celestica Inc., senior sub. note,
       7.875%, 7/01/11 .............................................        Canada              1,500,000         1,462,500
       7.625%, 7/01/13 .............................................        Canada                500,000           457,500
(f) Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 .......        Canada              2,700,000         1,667,250
     Sanmina-SCI Corp.,
      (c,f) senior note, 144A, FRN, 5.569%, 6/15/14 ................    United States             500,000           437,500
           senior sub. note, 6.75%, 3/01/13 ........................    United States           2,300,000         2,024,000
                                                                                                                -----------
                                                                                                                  6,048,750
                                                                                                                -----------
    TELECOMMUNICATION SERVICES 3.0%
(f) American Tower Corp., senior note, 144A, 7.00%, 10/15/17........    United States           2,900,000         2,784,000
(f) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15..........      Jamaica               2,900,000         2,443,250
    Embarq Corp., senior note, 7.082%, 6/01/16 .....................    United States           3,300,000         2,676,696
    Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
      10.375% thereafter, 11/15/12 .................................    United Kingdom          2,800,000         2,772,000
    Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16 ............       Bermuda                700,000           684,250
(f) Intelsat Subsidiary Holding Co. Ltd., senior note, 144A, 8.50%,
      1/15/13 ......................................................       Bermuda              3,000,000         2,790,000
    MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ...........    United States           3,000,000         2,820,000
    Millicom International Cellular SA, senior note, 10.00%,
      12/01/13 .....................................................      Luxembourg            3,000,000         2,985,000
    Qwest Communications International Inc., senior note, 7.50%,
      2/15/14 ......................................................    United States           2,700,000         2,349,000
    Telecom Italia Capital, senior note,
      4.95%, 9/30/14 ...............................................        Italy               3,000,000         2,575,650
      6.999%, 6/04/18 ..............................................        Italy                 500,000           449,280
    Verizon Communications Inc., 6.10%, 4/15/18 ....................    United States             800,000           739,504
    Verizon New York Inc., senior deb.,
       A, 6.875%, 4/01/12 ..........................................    United States           2,700,000         2,701,728
       B, 7.375%, 4/01/32 ..........................................    United States             400,000           349,316

                                        Quarterly Statements of Investments | 59

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

            FRANKLIN STRATEGIC INCOME SECURITIES FUND                COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(b)     VALUE
-------------------------------------------------------------------  --------------------  -------------------  -------------
    CORPORATE BONDS (CONTINUED)
    TELECOMMUNICATION SERVICES (CONTINUED)
(f) Wind Acquisition Finance SA, senior note, 144A, 10.75%,
      12/01/15 ....................................................          Italy              2,800,000       $   2,758,000
    Windstream Corp., senior note, 8.625%, 8/01/16 ................      United States          1,000,000             927,500
                                                                                                                -------------
                                                                                                                   32,805,174
                                                                                                                -------------
    TRANSPORTATION 0.2%
(f) Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 ............      United Kingdom         2,000,000           1,930,000
                                                                                                                -------------
    UTILITIES 2.7%
    The AES Corp., senior note,
            8.00%, 10/15/17 .......................................      United States          2,900,000           2,631,750
            (f) 144A, 8.00%, 6/01/20 ..............................      United States            600,000             528,000
    CenterPoint Energy Inc., senior note,
            6.125%, 11/01/17 ......................................      United States          1,800,000           1,610,622
            6.50%, 5/01/18 ........................................      United States          1,000,000             852,530
    Dominion Resources Inc., 6.40%, 6/15/18 .......................      United States          2,900,000           2,776,605
    Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ............      United States          2,500,000           2,187,500
(f) E.ON International Finance BV, 144A, 5.80%, 4/30/18 ...........         Germany             3,000,000           2,870,370
    Edison Mission Energy, senior note, 7.00%, 5/15/17 ............      United States          2,900,000           2,624,500
(f) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ........       Netherlands           2,500,000           2,512,500
    Mirant North America LLC, senior note, 7.375%, 12/31/13 .......      United States          2,900,000           2,740,500
    NRG Energy Inc., senior note,
            7.25%, 2/01/14 ........................................      United States            400,000             372,000
            7.375%, 2/01/16 .......................................      United States          3,200,000           2,888,000
            7.375%, 1/15/17 .......................................      United States            600,000             547,500
    PNM Resources Inc., senior note, 9.25%, 5/15/15 ...............      United States            900,000             891,000
(f) Texas Competitive Electric Holdings Co. LLC, senior note, 144A,
      10.25%, 11/01/15 ............................................      United States          3,700,000           3,357,750
                                                                                                                -------------
                                                                                                                   29,391,127
                                                                                                                -------------
    TOTAL CORPORATE BONDS (COST $424,126,515) .....................                                               354,317,840
                                                                                                                -------------
    CONVERTIBLE BONDS 1.0%
    DIVERSIFIED FINANCIALS 0.3%
    Merrill Lynch & Co. Inc., cvt., senior note, zero cpn.,
      3/13/32 .....................................................      United States          2,900,000           2,744,841
                                                                                                                -------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.2%
    Mylan Inc., cvt., senior note, 1.25%, 3/15/12 .................      United States          2,500,000           1,934,375
                                                                                                                -------------
    REAL ESTATE 0.3%
    CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34.....      United States          2,900,000           2,175,000
(c) iStar Financial Inc., cvt., senior note, FRN, 3.291%,
      10/01/12 ....................................................      United States          2,900,000           1,566,000
                                                                                                                -------------
                                                                                                                    3,741,000
                                                                                                                -------------
    RETAILING 0.2%
    Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ............      United States          2,600,000           2,554,500
                                                                                                                -------------
    TOTAL CONVERTIBLE BONDS (COST $14,533,779) ....................                                                10,974,716
                                                                                                                -------------

60 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

            FRANKLIN STRATEGIC INCOME SECURITIES FUND               COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(b)     VALUE
------------------------------------------------------------------  --------------------  -------------------  ------------
    ASSET-BACKED SECURITIES AND COMMERCIAL
    MORTGAGE-BACKED SECURITIES 6.3%
    BANKS 2.8%
(c) Banc of America Commercial Mortgage Inc., 2005-6, A4, FRN,
         5.180%, 9/10/47 .........................................     United States           2,000,000       $  1,819,381
(c) Citibank Credit Card Issuance Trust, 2005-A3, A3, FRN, 3.246%,
         4/24/14 .................................................     United States           1,000,000            942,161
    Citigroup/Deutsche Bank Commercial Mortgage Trust,
         (c) 2005-CD1, A4, FRN, 5.225%, 7/15/44 ..................     United States           1,600,000          1,471,094
             2006-CD3, A5, 5.617%, 10/15/48 ......................     United States           9,800,000          8,726,459
    Countrywide Asset-Backed Certificates,
             2004-7, AF4, 4.774%, 8/25/32 ........................     United States             136,719            134,209
             2005-11, AF4, 5.21%, 3/25/34 ........................     United States           1,275,000          1,024,721
    GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
         1/10/38 .................................................     United States             934,225            875,110
    Greenwich Capital Commercial Funding Corp.,
             2004-GG1, A7, 5.317%, 6/10/36 .......................     United States           1,605,000          1,514,915
             2005-GG5, A5, 5.224%, 4/10/37 .......................     United States           1,395,000          1,270,559
         (c) 2006-GG7, A4, FRN, 5.914%, 7/10/38 ..................     United States           4,000,000          3,644,067
    GS Mortgage Securities Corp. II,
             2003-C1, A3, 4.608%, 1/10/40 ........................     United States           1,100,000          1,020,485
         (c) 2006-GG6, A4, FRN, 5.553%, 4/10/38 ..................     United States           4,000,000          3,618,190
(c) LB-UBS Commercial Mortgage Trust, 2002-C2, A4, FRN,
         5.594%, 6/15/31 .........................................     United States           1,000,000            974,325
    Morgan Stanley Capital I Trust, 2004-IQ7, A4, 5.539%,
         6/15/38 .................................................     United States           4,000,000          3,775,878
                                                                                                               ------------
                                                                                                                 30,811,554
                                                                                                               ------------
    DIVERSIFIED FINANCIALS 3.5%
(c) American Express Credit Account Master Trust, 2008-1, A, FRN,
         2.938%, 8/15/13 .........................................     United States           2,800,000          2,725,973
(c) Chase Credit Card Master Trust, 2003-6, A, FRN, 2.598%,
         2/15/11 .................................................     United States           3,300,000          3,297,590
(c) Chase Issuance Trust,
             2005-A9, A9, FRN, 2.508%, 11/15/11 ..................     United States           1,000,000            986,175
             2007-A9, A9, FRN, 2.518%, 6/16/14 ...................     United States           5,000,000          4,690,986
             sub. note, 2006-A7, A, FRN, 2.498%, 2/15/13 .........     United States             800,000            772,545
    Citigroup Commercial Mortgage Trust, 2008-C7, A4, 6.299%,
         12/10/49 ................................................     United States           8,700,000          7,668,511
    JPMorgan Chase Commercial Mortgage Securities Corp.,
         (c) 2004-CB9, A4, FRN, 5.552%, 6/12/41 ..................     United States           5,096,445          4,795,511
             2004-LN2, A2, 5.115%, 7/15/41 .......................     United States             412,616            380,444
         (c) 2005-LDP5, A4, FRN, 5.345%, 12/15/44 ................     United States           3,400,000          3,086,660
(f) Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%,
         12/25/24 ................................................     United States               2,887              2,855


                                        Quarterly Statements of Investments | 61

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

              FRANKLIN STRATEGIC INCOME SECURITIES FUND                COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(b)     VALUE
---------------------------------------------------------------------  --------------------  -------------------  ------------
    ASSET-BACKED SECURITIES AND COMMERCIAL
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    DIVERSIFIED FINANCIALS (CONTINUED)
(c) MBNA Credit Card Master Note Trust, 2005-A4, A4, FRN,
         2.528%, 11/15/12 ...........................................     United States           1,000,000       $    974,620
(c) MBNA Master Credit Card Trust II, 1997-B, A, FRN, 2.648%,
         8/15/14 ....................................................     United States          10,000,000          9,468,354
    Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
         4/25/32.....................................................     United States             185,931            181,118
                                                                                                                  ------------
                                                                                                                    39,031,342
                                                                                                                  ------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
         MORTGAGE-BACKED SECURITIES (COST $76,115,193) ..............                                               69,842,896
                                                                                                                  ------------
    MORTGAGE-BACKED SECURITIES 13.8%
(c) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.0%(a)
    FHLMC, 6.065%, 1/01/33 ..........................................     United States             162,384            164,124
                                                                                                                  ------------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 6.1%
    FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 ...................     United States           3,454,102          3,394,510
    FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19 ...................     United States           3,753,148          3,748,343
    FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19 ....................     United States             876,571            888,475
    FHLMC Gold 15 Year, 6.00%, 5/01/17 ..............................     United States              32,490             33,096
    FHLMC Gold 15 Year, 6.50%, 5/01/16 ..............................     United States              13,390             13,875
    FHLMC Gold 30 Year, 5.00%, 4/01/34 - 6/01/38 ....................     United States          11,929,278         11,633,508
    FHLMC Gold 30 Year, 5.50%, 3/01/33 - 7/01/38 ....................     United States          19,839,655         19,761,584
    FHLMC Gold 30 Year, 6.00%, 4/01/33 - 6/01/38 ....................     United States          16,310,221         16,537,944
    FHLMC Gold 30 Year, 6.50%, 12/01/23 - 8/01/38 ...................     United States          10,836,588         11,128,441
    FHLMC Gold 30 Year, 7.00%, 9/01/21 - 1/01/32 ....................     United States             137,755            144,941
    FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31 ....................     United States               2,960              3,205
                                                                                                                  ------------
                                                                                                                    67,287,922
                                                                                                                  ------------
(c) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.1%
    FNMA, 4.532%, 4/01/20 ...........................................     United States             159,644            161,005
    FNMA, 4.617%, 12/01/34 ..........................................     United States             846,604            865,636
                                                                                                                  ------------
                                                                                                                     1,026,641
                                                                                                                  ------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 7.1%
    FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20 ..........................     United States             664,602            652,419
    FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18 .........................     United States             714,388            716,964
    FNMA 15 Year, 5.50%, 10/01/16 - 4/01/21 .........................     United States           2,016,859          2,037,502
    FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16 ..........................     United States              24,664             25,250
    FNMA 15 Year, 7.00%, 5/01/12 ....................................     United States               2,512              2,627
    FNMA 30 Year, 5.00%, 4/01/34 - 6/01/38 ..........................     United States          16,311,909         15,911,466
    FNMA 30 Year, 5.50%, 8/01/33 - 8/01/38 ..........................     United States          23,163,692         23,136,048
    FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38 ..........................     United States          26,496,892         26,877,885
    FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37 .........................     United States           8,733,534          8,971,043
    FNMA 30 Year, 7.50%, 9/01/31 ....................................     United States              26,727             28,850
                                                                                                                  ------------
                                                                                                                    78,360,054
                                                                                                                  ------------

62 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

       FRANKLIN STRATEGIC INCOME SECURITIES FUND          COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(b)     VALUE
--------------------------------------------------------  --------------------  -------------------  -------------
      MORTGAGE-BACKED SECURITIES (CONTINUED)
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        (GNMA) FIXED RATE 0.5%
      GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34 .....      United States          1,829,864       $   1,798,832
      GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36 .....      United States          2,525,859           2,534,955
      GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32 .....      United States             15,521              15,977
      GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32 .....      United States            114,665             120,891
      GNMA I SF 30 Year, 7.50%, 9/15/30 ................      United States              2,929               3,157
      GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 ....      United States            497,350             486,750
      GNMA II SF 30 Year, 6.00%, 11/20/34 ..............      United States            632,634             642,290
      GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34 .....      United States            232,827             239,053
      GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32 .....      United States             62,504              67,073
                                                                                                     -------------
                                                                                                         5,908,978
                                                                                                     -------------
      TOTAL MORTGAGE-BACKED SECURITIES
        (COST $151,940,560) ............................                                               152,747,719
                                                                                                     -------------
      U.S. GOVERNMENT AND AGENCY SECURITIES 6.8%
      FHLMC,
                  3.75%, 6/28/13 .......................      United States          3,000,000           2,979,894
                  5.00%, 2/16/17 .......................      United States          3,000,000           3,045,396
                  senior note, 4.75%, 3/5/12 ...........      United States          6,000,000           6,212,040
      U.S. Treasury Bond,
                  4.50%, 2/15/16 .......................      United States          5,600,000           5,973,190
                  7.125%, 2/15/23 ......................      United States          4,980,000           6,411,361
                  7.875%, 2/15/21 ......................      United States          3,600,000           4,828,784
      U.S. Treasury Note,
                  3.375%, 6/30/13 ......................      United States          3,000,000           3,063,048
                  3.50%, 12/15/09 ......................      United States          2,500,000           2,548,440
                  3.50%, 5/31/13 .......................      United States          3,000,000           3,076,641
                  4.00%, 8/31/09 .......................      United States          2,900,000           2,956,417
                  4.125%, 5/15/15 ......................      United States          7,700,000           8,125,910
                  4.25%, 8/15/14 .......................      United States          4,800,000           5,111,251
                  4.625%, 2/15/17 ......................      United States          6,000,000           6,380,628
                  4.75%, 8/15/17 .......................      United States          2,900,000           3,106,399
              (i) Index Linked, 1.625%, 1/15/15 ........      United States          3,455,322           3,361,922
              (i) Index Linked, 2.00%, 1/15/14 .........      United States          8,093,634           8,070,244
                                                                                                     -------------
      TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
        (COST $74,644,433)                                                                              75,251,565
                                                                                                     -------------
      FOREIGN GOVERNMENT AND AGENCY SECURITIES 18.1%
      European Investment Bank, senior note,
                  4.50%, 5/15/13 .......................    Supranational(j)        14,200,000 NOK       2,348,463
                  1612/37, 6.50%, 9/10/14 ..............    Supranational(j)         4,555,000 NZD       3,046,439
(c,k) Government of Argentina, senior bond, FRN, 3.127%,
               8/03/12 .................................        Argentina           33,037,000          12,013,240
      Government of Indonesia,
                  10.25%, 7/15/27 ......................        Indonesia       28,000,000,000 IDR       2,318,683
                  11.00%, 10/15/14 .....................        Indonesia        1,800,000,000 IDR         176,087
                  FR17, 13.15%, 1/15/12 ................        Indonesia        2,300,000,000 IDR         246,104

                                        Quarterly Statements of Investments | 63

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

        FRANKLIN STRATEGIC INCOME SECURITIES FUND           COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT(b)      VALUE
----------------------------------------------------------  --------------------  ---------------------  ------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    Government of Indonesia, (continued)
            FR19, 14.25%, 6/15/13 ........................        Indonesia       35,480,000,000 IDR     $  3,950,584
            FR20, 14.275%, 12/15/13 ......................        Indonesia       23,637,000,000 IDR        2,638,170
            FR34, 12.80%, 6/15/21 ........................        Indonesia       39,455,000,000 IDR        4,108,674
(l) Government of Iraq, Reg S, 5.80%, 1/15/28 ............          Iraq               1,190,000              806,106
    Government of Malaysia,
            3.461%, 7/31/13 ..............................        Malaysia             6,400,000 MYR        1,809,914
            3.756%, 4/28/11 ..............................        Malaysia            24,165,000 MYR        6,988,406
            3.814%, 2/15/17 ..............................        Malaysia            11,400,000 MYR        3,130,907
            3.869%, 4/13/10 ..............................        Malaysia             1,257,000 MYR          364,959
            4.24%, 2/07/18 ...............................        Malaysia            24,500,000 MYR        6,945,873
            4.305%, 2/27/09 ..............................        Malaysia            28,625,000 MYR        8,336,224
            7.00%, 3/15/09 ...............................        Malaysia            16,960,000 MYR        5,000,150
    Government of Mexico,
            8.00%, 12/17/15 ..............................         Mexico                350,000 (m) MXN    3,137,177
            10.00%, 12/05/24 .............................         Mexico              1,174,000 (m) MXN   12,233,768
    Government of Norway, 6.00%, 5/16/11 .................         Norway             30,650,000 NOK        5,394,717
    Government of Poland,
            5.75%, 9/23/22 ...............................         Poland             20,100,000 PLN        8,330,676
            6.00%, 5/24/09 ...............................         Poland              6,170,000 PLN        2,550,301
    Government of Singapore,
            2.375%, 10/01/09 .............................        Singapore            3,650,000 SGD        2,560,105
            2.625%, 4/01/10 ..............................        Singapore            7,209,000 SGD        5,096,600
            4.375%, 1/15/09 ..............................        Singapore            4,190,000 SGD        2,938,739
    Government of Sweden,
            4.00%, 12/01/09 ..............................         Sweden             80,420,000 SEK       11,628,553
            5.00%, 1/28/09 ...............................         Sweden             93,235,000 SEK       13,473,171
            5.50%, 10/08/12 ..............................         Sweden             13,990,000 SEK        2,146,783
    KfW Bankengruppe,
        (c) FRN, 0.688%, 8/08/11 .........................         Germany         2,509,000,000 JPY       23,566,641
            senior note, 6.50%, 11/15/11 .................         Germany             3,588,000 NZD        2,400,755
    Korea Treasury Bond, 0525-2703, 5.25%, 3/10/27 .......       South Korea       5,861,000,000 KRW        4,402,973
    Korea Treasury Note,
            4.75%, 6/10/09 ...............................       South Korea       3,250,000,000 KRW        2,679,068
            0525-1209, 5.25%, 9/10/12 ....................       South Korea       5,900,000,000 KRW        4,805,705
            0550-1709, 5.50%, 9/10/17 ....................       South Korea       8,010,000,000 KRW        6,387,692
    New South Wales Treasury Corp., senior note, 5.50%,
        3/01/17 ..........................................        Australia            1,340,000 AUD        1,023,618
    Nota Do Tesouro Nacional,
            9.762%, 1/01/12 ..............................         Brazil                 900 (n) BRL         422,487
            9.762%, 1/01/14 ..............................         Brazil               2,700 (n) BRL       1,202,167
            9.762%, 1/01/17 ..............................         Brazil              23,200 (n) BRL       9,804,920
        (o) Index Linked, 10.461%, 5/15/15 ...............         Brazil               2,500 (n) BRL       2,006,823
        (o) Index Linked, 10.461%, 5/15/45 ...............         Brazil               1,725 (n) BRL       1,320,150
    Province of Ontario, 6.25%, 6/16/15 ..................         Canada                997,000 NZD          646,308
    Queensland Treasury Corp.,
            13, 6.00%, 8/14/13 ...........................        Australia              600,000 AUD          476,490
            17, 6.00%, 9/14/17 ...........................        Australia            1,200,000 AUD          947,612
        (f) 144A, 7.125%, 9/18/17 ........................        Australia            5,640,000 NZD        3,966,609

64 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

             FRANKLIN STRATEGIC INCOME SECURITIES FUND                COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(b)       VALUE
--------------------------------------------------------------------  --------------------  -------------------  ---------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
(f) Government of Russia, 144A, 7.50% thereafter, 3/31/30 ..........         Russia              1,009,400       $     1,028,171
                                                                                                                 ---------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $214,861,562) ..........................................                                                 200,807,762
                                                                                                                 ---------------
    MUNICIPAL BONDS (COST $12,035,616) 1.0%
    California State GO, Refunding, 5.00%, 4/01/38 .................      United States         12,000,000            10,856,160
                                                                                                                 ---------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
      (COST $1,182,174,321) ........................................                                               1,057,363,337
                                                                                                                 ---------------
    SHORT TERM INVESTMENTS
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $14,449,415) 1.3%
(p) Egypt Treasury Bill, 7/07/09-9/22/09 ...........................         Egypt              82,650,000 EGP        14.400,793
                                                                                                                 ---------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
      (COST $1,196,623,736) ........................................                                               1,071,764,130
                                                                                                                 ---------------

                                                                                                SHARES
                                                                                            --------------
    MONEY MARKET FUNDS (COST $16,010,671) 1.4%
(q) Franklin Institutional Fiduciary Trust
       Money Market Portfolio, 1.98% ...............................      United States         16,010,671            16,010,671
                                                                                                                 ---------------
    TOTAL INVESTMENTS (COST $1,212,634,407) 98.2% ..................                                               1,087,774,801
    UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS 0.9%                                                        10,028,024
    OTHER ASSETS, LESS LIABILITIES 0.9% ............................                                                   9,365,914
                                                                                                                 ---------------
    NET ASSETS 100.0% ..............................................                                             $ 1,107,168,739
                                                                                                                 ===============

See Currency and Selected Portfolio Abbreviations on page 121.

(a)   Rounds to less than 0.1% of net assets.

(b)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)   The coupon rate shown represents the rate at period end.

(d)   A portion or all of the security purchased on a delayed delivery basis.

(e)   Income may be received in additional securities and/or cash.

(f) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the aggregate value of these securities was $63,207,216, representing 5.71% of net assets.

(g)   Perpetual bond with no stated maturity date.

(h)   Defaulted security.

(i)   Principal amount of security is adjusted for inflation.

(j) A supranational organization is an entity formed by two or more central governments through international treaties.

(k) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(l) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the value of this security was $806,106, representing 0.07% of net assets.

(m)   Principal amount is stated in 100 Mexican Peso Units.

(n)   Principal amount is stated in 1,000 Brazilian Real Units.

(o)   Redemption price at maturity is adjusted for inflation.

(p)   The security is traded on a discount basis with no stated coupon rate.

(q) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 65

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

     FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND             SHARES          VALUE
---------------------------------------------------------------    ---------------  -------------
INVESTMENTS IN UNDERLYING FUNDS 99.6%(a)
DOMESTIC EQUITY 33.5%
Mutual Shares Securities Fund, Class 1 ...........................    12,054,413     $ 182,021,640
                                                                                     -------------
DOMESTIC HYBRID 33.4%
Franklin Income Securities Fund, Class 1 .........................    13,598,504       181,268,053
                                                                                     -------------
FOREIGN EQUITY 32.7%
Templeton Growth Securities Fund, Class 1 ........................    16,730,250       177,842,554
                                                                                     -------------
TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $664,800,701) 99.6%...                     541,132,247
OTHER ASSETS, LESS LIABILITIES 0.4% ..............................                       2,256,879
                                                                                     -------------
NET ASSETS 100.0% ................................................                   $ 543,389,126
                                                                                     =============

(a)   See Note 8 regarding investments in Underlying Funds.

   | See Notes to Statements of Investments.
66 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                    FRANKLIN U.S. GOVERNMENT FUND                      PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------  ----------------  ------------
    MORTGAGE-BACKED SECURITIES 70.3%
(a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.1%
    FHLMC, 5.951%, 2/01/19 ..........................................     $   156,369    $    159,233
    FHLMC, 6.395%, 6/01/22 ..........................................         220,069         223,841
                                                                                         ------------
                                                                                              383,074
                                                                                         ------------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 7.9%
    FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/34 ....................       8,867,900       8,664,479
    FHLMC Gold 30 Year, 5.00%, 6/01/37 ..............................       6,443,789       6,281,932
    FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35 ....................       4,280,144       4,268,221
    FHLMC Gold 30 Year, 5.50%, 11/01/34 .............................       9,356,646       9,327,539
    FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35 ....................       9,880,262      10,048,418
    FHLMC Gold 30 Year, 6.50%, 11/01/23 - 5/01/35 ...................       3,847,740       3,975,150
    FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32 ...................       1,297,364       1,367,296
    FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24 ...................          75,023          81,528
    FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22 ....................          51,840          56,179
    FHLMC Gold 30 Year, 8.50%, 7/01/21 - 7/01/31 ....................       1,854,292       2,057,508
    FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17 ......................          17,911          19,261
    FHLMC PC 30 Year, 8.50%, 9/01/20 ................................           2,801           3,081
                                                                                         ------------
                                                                                           46,150,592
                                                                                         ------------
(a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.4%
    FNMA, 5.07%, 2/01/19 ............................................         207,473         209,647
    FNMA, 5.448%, 9/01/18 ...........................................         444,866         450,932
    FNMA, 5.477%, 1/01/18 ...........................................       1,367,019       1,386,610
    FNMA, 6.327%, 7/01/19 ...........................................         174,980         175,927
    FNMA, 6.474%, 3/01/20 ...........................................         123,946         127,383
                                                                                         ------------
                                                                                            2,350,499
                                                                                         ------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 14.4%
    FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17 .........................       1,592,071       1,621,144
    FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17 ..........................       1,665,769       1,704,868
    FNMA 30 Year, 5.00%, 3/01/34 - 7/01/35 ..........................       9,145,569       8,930,187
    FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35 .........................      16,526,367      16,523,316
    FNMA 30 Year, 6.00%, 1/01/24 - 12/01/34 .........................       3,008,348       3,057,266
    FNMA 30 Year, 6.00%, 2/01/36 ....................................       7,180,282       7,282,139
    FNMA 30 Year, 6.00%, 2/01/36 ....................................       7,592,366       7,700,068
    FNMA 30 Year, 6.00%, 3/01/36 ....................................      12,617,556      12,796,544
    FNMA 30 Year, 6.00%, 2/01/37 ....................................       6,812,410       6,908,665
    FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32 ..........................       3,222,080       3,337,390
    FNMA 30 Year, 6.50%, 9/01/36 ....................................       7,297,932       7,492,682
    FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25 ..........................         134,771         146,175
    FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25 ..........................         301,393         328,252
    FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21 .........................           5,644           6,184
    FNMA 30 Year, 9.00%, 10/01/26 ...................................         644,092         713,437
    FNMA GL 30 Year, 8.00%, 8/01/19 - 6/01/20 .......................          70,503          76,995
    FNMA PL 30 Year, 5.50%, 4/01/34 .................................       5,338,103       5,322,890
                                                                                         ------------
                                                                                           83,948,202
                                                                                         ------------

                                        Quarterly Statements of Investments | 67

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)


                    FRANKLIN U.S. GOVERNMENT FUND                         PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------      ----------------     -------------
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 47.5%
    GNMA I SF 30 Year, 5.00%, 6/15/30 - 9/15/36 ....................       $  31,940,647       $  31,400,824
    GNMA I SF 30 Year, 5.50%, 11/15/28 - 8/15/38 ...................          42,177,415          42,326,803
    GNMA I SF 30 Year, 5.50%, 4/15/37 ..............................           8,678,788           8,702,202
    GNMA I SF 30 Year, 6.00%, 11/15/23 - 9/15/38 ...................          34,697,299          35,294,536
(b) GNMA I SF 30 Year, 6.00%, 10/15/31 .............................           6,000,000           6,089,064
    GNMA I SF 30 Year, 6.00%, 2/15/37 ..............................           6,662,176           6,771,755
    GNMA I SF 30 Year, 6.50%, 5/15/23 - 9/15/38 ....................          11,506,775          11,839,564
    GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32 ....................           2,860,107           3,020,969
    GNMA I SF 30 Year, 7.50%, 2/15/17 - 3/15/32 ....................           1,353,851           1,460,611
    GNMA I SF 30 Year, 8.00%, 2/15/17 - 6/15/24 ....................             768,699             841,734
    GNMA I SF 30 Year, 8.25%, 4/15/25 ..............................              21,060              23,169
    GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24 ...................             219,227             242,684
    GNMA I SF 30 Year, 9.00%, 6/15/16 - 5/15/20 ....................              89,952              98,791
    GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21 ....................             281,938             313,373
    GNMA I SF 30 Year, 10.00%, 10/15/17 - 8/15/21 ..................             189,210             216,193
    GNMA II SF 30 Year, 5.00%, 9/20/33 .............................           8,773,907           8,590,493
    GNMA II SF 30 Year, 5.00%, 10/20/33 - 6/20/38 ..................           7,968,321           7,792,488
    GNMA II SF 30 Year, 5.00%, 8/20/35 .............................           8,024,366           7,844,350
    GNMA II SF 30 Year, 5.50%, 5/20/34 - 7/20/38 ...................          37,584,320          37,552,353
    GNMA II SF 30 Year, 5.50%, 2/20/36 .............................          22,676,174          22,652,627
    GNMA II SF 30 Year, 5.50%, 6/20/38 .............................           5,855,985           5,848,923
    GNMA II SF 30 Year, 6.00%, 11/20/23 - 5/20/36 ..................           9,028,161           9,170,095
    GNMA II SF 30 Year, 6.00%, 9/20/34 .............................           7,210,680           7,322,747
    GNMA II SF 30 Year, 6.00%, 1/20/36 .............................          10,585,626          10,735,691
    GNMA II SF 30 Year, 6.00%, 7/20/38 .............................           5,983,442           6,071,603
    GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34 ..................           3,065,508           3,150,485
    GNMA II SF 30 Year, 7.00%, 5/20/32 .............................              51,291              53,603
    GNMA II SF 30 Year, 7.50%, 5/20/17 - 5/20/33 ...................             562,887             605,150
    GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26 ...................              48,013              52,312
    GNMA II SF 30 Year, 9.50%, 4/20/25 .............................              10,827              12,129
                                                                                               -------------
                                                                                                 276,097,321
                                                                                               -------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $408,903,445) ...........                             408,929,688
                                                                                               -------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 25.9%
    FFCB, 4.45%, 8/27/10 ...........................................          15,000,000          15,319,155
    FHLB,
     2.75%, 6/18/10 ................................................           6,000,000           5,948,280
     3.625%, 5/29/13 ...............................................           4,500,000           4,410,878
     4.875%, 5/14/10 ...............................................          10,000,000          10,251,690
     5.125%, 8/14/13 ...............................................          11,000,000          11,464,244
     5.375%, 8/19/11 ...............................................          12,000,000          12,541,116
    FHLMC, 5.125%, 11/17/17 ........................................          10,000,000          10,323,830
(c) FICO,
     15, Strip, 3/07/16 ............................................          15,000,000          10,988,145
     16, Strip, 10/05/10 ...........................................           4,745,000           4,536,595
    FNMA, 2.875%, 10/12/10 .........................................          17,500,000          17,431,890

68 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                        FRANKLIN U.S. GOVERNMENT FUND                               PRINCIPAL AMOUNT           VALUE
--------------------------------------------------------------------------------    ----------------       -------------
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    HUD, 96-A,
            7.63%, 8/01/14......................................................     $   2,080,000         $   2,071,008
            7.66%, 8/01/15......................................................         2,350,000             2,346,764
    SBA,
            1995-20L, 1, PC, 6.45%, 12/01/15....................................           728,727               743,726
            1996-20L, 1, PC, 6.70%, 12/01/16....................................           828,762               849,669
            1997-20G, 1, PC, 6.85%, 7/01/17.....................................           837,069               853,172
            1998-20I, 1, PC, 6.00%, 9/01/18.....................................         2,366,984             2,406,948
        (a) FRN, 4.60%, 6/25/19.................................................           457,239               452,575
        (a) FRN,4.875%, 3/25/18.................................................           743,273               761,722
    TVA,
            5.88%, 4/01/36......................................................        10,000,000            11,076,700
            zero cpn. to 4/15/12, 8.25% thereafter, 4/15/42.....................         6,000,000             5,300,302
    U.S. Treasury Note,
            3.125%, 8/31/13.....................................................        12,000,000            12,101,256
            4.75%, 5/15/14......................................................         8,000,000             8,736,256
                                                                                                           -------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $144,026,435).............                             150,915,921
                                                                                                           -------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $552,929,880).........                             559,845,609
                                                                                                           -------------
    SHORT TERM INVESTMENTS (COST $42,893,645) 7.4%
    REPURCHASE AGREEMENTS 7.4%
(d) Joint Repurchase Agreement, 1.347%, 10/01/08 (Maturity Value $42,895,250)...        42,893,645            42,893,645
     ABN AMRO Bank NV, New York Branch (Maturity Value $6,786,457)
     Banc of America Securities LLC (Maturity Value $5,293,274)
     Barclays Capital Inc. (Maturity Value $6,854,232)
     BNP Paribas Securities Corp. (Maturity Value $6,650,480)
     Credit Suisse Securities (USA) LLC (Maturity Value $1,357,206)
     Deutsche Bank Securities Inc. (Maturity Value $2,516,664)
     Dresdner Kleinwort Securities LLC (Maturity Value $5,089,950)
     Greenwich Capital Markets Inc. (Maturity Value $6,989,781)
     UBS Securities LLC (Maturity Value $1,357,206)
      Collateralized by U.S. Government Agency Securities, 2.20%-7.25%,
            11/07/08-4/24/13; (c)U.S. Government Agency Discount Notes,
            12/30/08; and U.S. Treasury Notes, 1.875%-4.875%,
            1/15/09-7/31/13
                                                                                                           -------------
    TOTAL INVESTMENTS (COST $595,823,525) 103.6%................................                             602,739,254
    OTHER ASSETS, LESS LIABILITIES (3.6)%.......................................                             (21,048,696)
                                                                                                           -------------
    NET ASSETS 100.0%...........................................................                           $ 581,690,558
                                                                                                           =============

See Selected Portfolio Abbreviations on page 121.

(a)   The coupon rate shown represents the rate at period end.

(b)   Security purchased on a to-be-announced basis.

(c)   The security is traded on a discount basis with no stated coupon rate.

(d) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2008, all repurchase agreements had been entered into on that date.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 69

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                           FRANKLIN ZERO COUPON FUND - 2010                                  PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------      ----------------     -------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 97.5%
    FHLMC, Strip,
         7/15/10 ......................................................................       $  11,150,000       $  10,720,836
         1/15/11 ......................................................................          10,629,000          10,063,186
    FICO, Strip,
         19, 6/06/10 ..................................................................           9,800,000           9,447,347
         A, 8/08/10 ...................................................................           7,000,000           6,720,112
    FNMA, Strip,
         8/12/09 ......................................................................           1,975,000           1,935,569
         8/01/10 ......................................................................           8,250,000           7,858,125
         8/12/10 ......................................................................           1,230,000           1,180,500
    International Bank for Reconstruction & Development (Supranational(a)),
         2, zero cpn., 2/15/11 ........................................................             500,000             470,687
         zero cpn., 2/15/11 ...........................................................           1,392,000           1,310,394
         zero cpn., 2/15/12 ...........................................................           2,800,000           2,517,984
         zero cpn., 2/15/13 ...........................................................           3,287,000           2,827,366
         zero cpn., 8/15/13 ...........................................................           4,100,000           3,458,494
    Resolution Funding, Strip, 10/15/10 ...............................................          10,000,000           9,623,430
    TVA, Strip,
         1/01/10 ......................................................................             412,000             399,311
         4/15/10 ......................................................................          12,000,000          11,608,896
         10/15/10 .....................................................................           1,320,000           1,261,099
         1/15/11 ......................................................................          10,669,000          10,101,057
         10/15/11 .....................................................................           7,295,000           6,700,640
    U.S. Treasury, Strip,
         2/15/11 ......................................................................           1,000,000             954,112
         2/15/11 ......................................................................          31,000,000          29,533,762
                                                                                                                  -------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $119,986,647) ...................                             128,692,907
                                                                                                                  -------------
    SHORT TERM INVESTMENTS (COST $3,415,887) 2.6%
    REPURCHASE AGREEMENTS 2.6%
(b) Joint Repurchase Agreement, 1.347%, 10/01/08 (Maturity Value $3,416,014) ..........           3,415,887           3,415,887
      ABN AMRO Bank NV, New York Branch (Maturity Value $540,448)
      Banc of America Securities LLC (Maturity Value $421,536)
      Barclays Capital Inc. (Maturity Value $545,845)
      BNP Paribas Securities Corp. (Maturity Value $529,619)
      Credit Suisse Securities (USA) LLC (Maturity Value $108,083)
      Deutsche Bank Securities Inc. (Maturity Value $200,418)
      Dresdner Kleinwort Securities LLC (Maturity Value $405,342)
      Greenwich Capital Markets Inc. (Maturity Value $556,640)
      UBS Securities LLC (Maturity Value $108,083)
        Collateralized by U.S. Government Agency Securities, 2.20%-7.25%, 11/07/08-4/24/13;
         (c) U.S. Government Agency Discount Notes, 12/30/08; and U.S. Treasury Notes,
         1.875%-4.875%, 1/15/09-7/31/13

70 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

      FRANKLIN ZERO COUPON FUND - 2010                  VALUE
--------------------------------------------        -------------
TOTAL INVESTMENTS (COST $123,402,534) 100.1% ....   $ 132,108,794
OTHER ASSETS, LESS LIABILITIES (0.1)% ...........        (103,145)
                                                    -------------
NET ASSETS 100.0% ...............................   $ 132,005,649
                                                    =============

See Selected Portfolio Abbreviations on page 121.

(a) A supranational organization is an entity formed by two or more central governments through international treaties.

(b) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2008, all repurchase agreements had been entered into on that date.

(c)   The security is traded on a discount basis with no stated coupon rate.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 71

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                          SHARES/WARRANTS/
             MUTUAL DISCOVERY SECURITIES FUND                            COUNTRY             CONTRACTS          VALUE
--------------------------------------------------------------      ----------------         ---------       ------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS 68.9%
        AIRLINES 0.2%
    (a) ACE Aviation Holdings Inc., A ............................       Canada                111,545       $    823,582
    (a) Northwest Airlines Corp. .................................    United States            220,417          1,990,365
  (a,b) Northwest Airlines Corp., Contingent Distribution ........    United States          8,167,000             30,626
                                                                                                             ------------
                                                                                                                2,844,573
                                                                                                             ------------
        AUTO COMPONENTS 0.0% (c)
(a,b,d) Collins & Aikman Products Co., Contingent Distribution ...    United States            218,708                 --
    (a) Dana Holding Corp. .......................................    United States            101,640            491,938
  (a,b) Dana Holding Corp., Contingent Distribution ..............    United States          2,673,000             80,190
                                                                                                             ------------
                                                                                                                  572,128
                                                                                                             ------------
        AUTOMOBILES 0.2%
(a,e,f) IACNA Investor LLC .......................................    United States             47,271                473
(a,e,f) International Automotive Components Group Brazil LLC .....       Brazil                355,744            822,529
(a,e,f) International Automotive Components Group Japan LLC ......       Japan                  74,174            297,868
(a,e,f) International Automotive Components Group LLC ............     Luxembourg            1,512,200            994,423
(a,e,f) International Automotive Components Group NA LLC, A ......    United States          1,353,608            966,340
                                                                                                             ------------
                                                                                                                3,081,633
                                                                                                             ------------
        BEVERAGES 6.2%
        Anheuser-Busch Cos. Inc. .................................    United States            136,520          8,857,418
        Brown-Forman Corp., A ....................................    United States              7,400            525,400
        Carlsberg AS, A ..........................................       Denmark                 7,100            602,432
        Carlsberg AS, B ..........................................       Denmark               579,394         43,480,496
    (a) Dr. Pepper Snapple Group Inc. ............................    United States            108,397          2,870,353
        Fomento Economico Mexicano SAB de CV, ADR ................        Mexico               180,900          6,899,526
        Lotte Chilsung Beverage Co. Ltd. .........................    South Korea                7,047          5,177,996
        Pernod Ricard SA .........................................        France               307,796         26,749,297
                                                                                                             ------------
                                                                                                               95,162,918
                                                                                                             ------------
        BUILDING PRODUCTS 0.5%
        Armstrong World Industries Inc. ..........................    United States             18,862            545,112
        KCC Corp. ................................................     South Korea              18,824          5,871,884
    (a) Owens Corning Inc. .......................................    United States             86,601          2,070,630
                                                                                                             ------------
                                                                                                                8,487,626
                                                                                                             ------------
        CAPITAL MARKETS 0.8%
        Legg Mason Inc. ..........................................    United States              3,653            139,033
        Marfin Investment Group Holdings SA ......................       Greece              1,689,407         11,882,445
                                                                                                             ------------
                                                                                                               12,021,478
                                                                                                             ------------
        CHEMICALS 1.5%
(a,b,d) Dow Corning Corp., Contingent Distribution ...............    United States            300,000                 --
        Rohm and Haas Co. ........................................    United States            128,260          8,978,200
        Sika AG ..................................................     Switzerland              12,390         13,862,166
                                                                                                             ------------
                                                                                                               22,840,366
                                                                                                             ------------

72 | Qarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                                                                                        SHARES/WARRANTS/
                    MUTUAL DISCOVERY SECURITIES FUND                   COUNTRY             CONTRACTS          VALUE
------------------------------------------------------------       ----------------     ----------------   ------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        COMMERCIAL BANKS 4.0% ..................................
        Banco Popolare SpA .....................................        Italy                926,601       $ 14,194,567
        BNP Paribas SA .........................................       France                138,283         12,854,060
        Danske Bank AS .........................................       Denmark               353,347          8,311,500
  (a,e) Elephant Capital Holdings Ltd. .........................        Japan                  1,903                 --
        Intesa Sanpaolo SpA ....................................        Italy              1,242,919          6,722,653
  (a,e) NCB Warrant Holdings Ltd., A ...........................        Japan                  9,306                 --
        PacWest Bancorp ........................................    United States             12,711            363,407
        Societe Generale, A ....................................       France                152,857         13,331,485
        Svenska Handelsbanken AB, A ............................       Sweden                276,001          6,049,250
                                                                                                           ------------
                                                                                                             61,826,922
                                                                                                           ------------
        COMMERCIAL SERVICES & SUPPLIES 0.3%
    (a) Comdisco Holding Co. Inc. ..............................    United States                 44                418
  (a,b) Comdisco Holding Co. Inc., Contingent Distribution .....    United States          1,863,000                 --
    (a) Suez Environnement SA ..................................       France                 11,316            278,410
        Teleperformance ........................................       France                177,196          4,878,050
                                                                                                           ------------
                                                                                                              5,156,878
                                                                                                           ------------
        COMPUTERS & PERIPHERALS 0.2%
  (a,e) DecisionOne Corp. ......................................    United States             21,716                 --
  (a,e) DecisionOne Corp., wts., 6/08/17 .......................    United States             11,923                 --
    (a) Dell Inc. ..............................................    United States            177,350          2,922,728
                                                                                                           ------------
                                                                                                              2,922,728
                                                                                                           ------------
        CONSTRUCTION MATERIALS 0.3%
        Ciments Francais SA ....................................       France                 22,650          2,325,908
        Hanil Cement Co. Ltd. ..................................     South Korea              32,560          2,046,716
                                                                                                           ------------
                                                                                                              4,372,624
                                                                                                           ------------
        CONSUMER FINANCE 0.5%
        American Express Co. ...................................    United States                900             31,887
  (a,e) Cerberus CG Investor I LLC  ............................    United States          2,161,828          1,052,698
  (a,e) Cerberus CG Investor II LLC ............................    United States          2,161,828          1,052,698
  (a,e) Cerberus CG Investor III LLC ...........................    United States          1,080,914            526,349
  (a,e) Cerberus FIM Investors Auto Finance LLC ................    United States            598,507            212,284
  (a,e) Cerberus FIM Investors Commercial Finance LLC ..........    United States             49,854             17,683
  (a,e) Cerberus FIM Investors Commercial Mortgage LLC .........    United States             93,443             33,143
  (a,e) Cerberus FIM Investors Insurance LLC ...................    United States            457,037            162,106
  (a,e) Cerberus FIM Investors Rescap LLC ......................    United States            850,909            301,808
    (a) SLM Corp.                                                   United States            302,040          3,727,173
                                                                                                           ------------
                                                                                                              7,117,829
                                                                                                           ------------
        DIVERSIFIED BANKS 0.5%
(a,e,g) The Bankshares Inc. ....................................    United States            800,000          7,621,468
                                                                                                           ------------

                                        Quarterly Statements of Investments | 73

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                                                                                                  SHARES/WARRANTS/
                    MUTUAL DISCOVERY SECURITIES FUND                              COUNTRY            CONTRACTS          VALUE
-----------------------------------------------------------------------       ----------------    ----------------  -------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        DIVERSIFIED FINANCIAL SERVICES 1.0%
        Deutsche Boerse AG .................................................      Germany               145,506     $  13,073,122
        Guinness Peat Group PLC ............................................   United Kingdom         2,555,610         2,111,202
  (a,b) Marconi Corp., Contingent Distribution .............................   United Kingdom         1,739,100                --
                                                                                                                    -------------
                                                                                                                       15,184,324
                                                                                                                    -------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
(a,e,f) AboveNet Inc. .....................................................    United States             18,411           920,550
(a,e,f) AboveNet Inc., stock grant, grant price $20.95, expiration date
          9/09/13 .........................................................    United States                 23               586
(a,e,f) AboveNet Inc., wts., 9/08/10 ......................................    United States                739            20,692
(a,b,d) Global Crossing Holdings Ltd., Contingent Distribution ............    United States          2,236,777                --
        Koninklijke (Royal) KPN NV ........................................    Netherlands              561,200         8,045,973
                                                                                                                    -------------
                                                                                                                        8,987,801
                                                                                                                    -------------
        ENERGY EQUIPMENT & SERVICES 3.2%
        Bourbon SA ........................................................       France                120,569         5,925,978
    (a) BW Offshore Ltd. ..................................................       Norway              3,825,934         5,342,720
    (a) Compagnie Generale de Geophysique SA ..............................       France                345,440        10,758,501
    (a) Dockwise Ltd. .....................................................       Norway              1,450,420         2,726,075
  (a,e) MPF Corp. Ltd. ....................................................       Norway              1,460,000            74,500
    (a) Petroleum Geo-Services ASA ........................................       Norway                204,624         2,648,640
    (a) Pride International Inc. ..........................................    United States            319,600         9,463,356
        Seadrill Ltd. .....................................................      Bermuda                483,932         9,836,351
    (a) Transocean Inc. ...................................................    United States             18,703         2,054,338
                                                                                                                    -------------
                                                                                                                       48,830,459
                                                                                                                    -------------
        FOOD & STAPLES RETAILING 1.8%
        Carrefour SA ......................................................       France                502,611        23,402,459
        CVS Caremark Corp. ................................................    United States            145,008         4,880,969
                                                                                                                    -------------
                                                                                                                       28,283,428
                                                                                                                    -------------
        FOOD PRODUCTS 8.2% ................................................
        Cadbury PLC .......................................................    United Kingdom           578,120         5,846,398
        Cermaq ASA ........................................................       Norway                113,664           730,797
        CSM NV ............................................................    Netherlands              441,585        11,106,656
        Farmer Brothers Co. ...............................................    United States             61,700         1,534,479
        Groupe Danone .....................................................       France                319,916        22,501,293
    (a) Lighthouse Caledonia ASA ..........................................       Norway                161,457           127,700
        Lotte Confectionary Co. Ltd. ......................................    South Korea                5,166         4,443,429
  (a,h) Marine Harvest ....................................................       Norway             20,520,644        10,017,391
        Nestle SA .........................................................    Switzerland              495,450        21,238,607
        Nong Shim Co. Ltd. ................................................    South Korea               24,215         4,447,391
        Premier Foods PLC .................................................    United Kingdom         2,683,654         3,614,708
        Rieber & Son ASA ..................................................       Norway                400,605         2,636,994
        Wm. Wrigley Jr. Co. ...............................................    United States            472,095        37,484,343
                                                                                                                    -------------
                                                                                                                      125,730,186
                                                                                                                    -------------

74 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                                                                                                   SHARES/WARRANTS/
                     MUTUAL DISCOVERY SECURITIES FUND                                COUNTRY           CONTRACTS        VALUE
---------------------------------------------------------------------------      ---------------   ----------------  ------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      HEALTH CARE PROVIDERS & SERVICES 0.9% ..................................
(a,e) Kindred Healthcare Inc. ................................................     United States            69,953   $  1,832,174
      Rhoen-Klinikum AG ......................................................       Germany               456,430     12,841,202
                                                                                                                     ------------
                                                                                                                       14,673,376
                                                                                                                     ------------
      HOTELS, RESTAURANTS & LEISURE 0.0% (c)
  (a) Trump Entertainment Resorts Inc. .......................................     United States            67,079         81,836
                                                                                                                     ------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.5%
      Constellation Energy Group .............................................     United States           315,250      7,660,575
                                                                                                                     ------------
      INDUSTRIAL CONGLOMERATES 4.2% ..........................................
      Jardine Matheson Holdings Ltd. .........................................       Hong Kong             388,692     10,154,359
      Jardine Strategic Holdings Ltd. ........................................       Hong Kong           1,143,838     16,267,189
      Keppel Corp. Ltd. ......................................................       Singapore           1,865,494     10,309,427
  (f) Orkla ASA ..............................................................        Norway             2,009,757     18,083,438
      Siemens AG .............................................................       Germany               114,265     10,656,835
                                                                                                                     ------------
                                                                                                                       65,471,248
                                                                                                                     ------------
      INSURANCE 6.3%
      ACE Ltd. ...............................................................     United States             1,800         97,434
  (a) Alleghany Corp. ........................................................     United States             3,988      1,455,620
      Allianz SE .............................................................       Germany                51,382      6,993,722
      Assicurazioni Generali SpA .............................................        Italy                142,004      4,670,319
  (a) Berkshire Hathaway Inc., A .............................................     United States                45      5,877,000
  (a) Berkshire Hathaway Inc., B .............................................     United States             9,427     41,431,665
  (a) Conseco Inc. ...........................................................     United States           306,820      1,080,006
      E-L Financial Corp. Ltd. ...............................................        Canada                 8,478      3,902,325
(a,e) Imagine Group Holdings Ltd. ............................................       Bermuda               451,787      5,525,355
      Old Republic International Corp. .......................................     United States           132,325      1,687,144
(a,e) Olympus Re Holdings Ltd. ...............................................     United States             2,140          6,907
  (a) Philadelphia Consolidated Holding Corp. ................................     United States           197,670     11,577,532
      White Mountains Insurance Group Ltd. ...................................     United States             9,496      4,460,746
      Zurich Financial Services AG ...........................................     Switzerland              28,287      7,698,170
                                                                                                                     ------------
                                                                                                                       96,463,945
                                                                                                                     ------------
      MACHINERY 1.2%
(a,e) Motor Coach Industries International Inc., wts., 5/27/09 ...............     United States                 1             --
      Schindler Holding AG ...................................................      Switzerland            266,386     15,873,232
      Schindler Holding AG, Registered .......................................      Switzerland             42,060      2,541,780
                                                                                                                     ------------
                                                                                                                       18,415,012
                                                                                                                     ------------
      MEDIA 3.7%
  (a) Adelphia Recovery Trust ................................................     United States         5,379,562        107,591
(a,b) Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent
      Distribution ...........................................................     United States           386,774        143,106
(a,b) Century Communications Corp., Contingent Distribution ..................     United States       1,074,000             --

                                        Quarterly Statements of Investments | 75

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                                                                                     SHARES/WARRANTS/
              MUTUAL DISCOVERY SECURITIES FUND                       COUNTRY            CONTRACTS            VALUE
----------------------------------------------------------        --------------     ----------------     ------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      MEDIA (CONTINUED)
      CJ CGV Co. Ltd. ........................................     South Korea             92,310         $  1,284,697
      Daekyo Co. Ltd. ........................................     South Korea             37,430            1,900,697
      Eutelsat Communications ................................       France               785,069           20,728,773
      News Corp., A ..........................................    United States           533,780            6,400,022
  (a) Premiere AG ............................................       Germany              451,931            6,052,163
  (a) Time Warner Cable Inc., A ..............................    United States           115,094            2,785,275
      Time Warner Inc. .......................................    United States           570,410            7,478,075
(a,d) TVMAX Holdings Inc. ....................................    United States             8,935                   --
      (a) Viacom Inc., B .....................................    United States           163,920            4,071,773
      Virgin Media Inc. ......................................    United Kingdom          420,638            3,323,040
      WPP Group PLC ..........................................    United Kingdom          265,879            2,150,335
                                                                                                          ------------
                                                                                                            56,425,547
                                                                                                          ------------
      MULTI-UTILITIES 1.1%
      GDF Suez ...............................................        France               60,963            3,130,118
      NorthWestern Corp. .....................................    United States            18,443              463,473
(a,b) NorthWestern Corp., Contingent Distribution ............    United States           552,880                   --
      RWE AG .................................................       Germany              138,824           13,269,529
                                                                                                          ------------
                                                                                                            16,863,120
                                                                                                          ------------
      MULTILINE RETAIL 0.3%
      Jelmoli Holding AG .....................................     Switzerland              2,285            5,035,779
                                                                                                          ------------
      OIL, GAS & CONSUMABLE FUELS 1.1%
      BP PLC .................................................    United Kingdom          623,423            5,191,465
      BP PLC, ADR ............................................    United Kingdom            9,000              451,530
      Royal Dutch Shell PLC, A  ..............................    United Kingdom          258,149            7,471,569
      Total SA, B ............................................        France               49,296            2,952,697
      Total SA, B, ADR .......................................        France               19,340            1,173,551
                                                                                                          ------------
                                                                                                            17,240,812
                                                                                                          ------------
      PAPER & FOREST PRODUCTS 0.6%
  (a) Domtar Corp. ...........................................    United States           320,506            1,474,327
      Weyerhaeuser Co. .......................................    United States           121,910            7,385,308
                                                                                                          ------------
                                                                                                             8,859,635
                                                                                                          ------------
      PERSONAL PRODUCTS 0.2%
      Amorepacific Corp. .....................................     South Korea              6,873            3,716,299
                                                                                                          ------------
      PHARMACEUTICALS 1.1%
      Novartis AG ............................................     Switzerland            148,010            7,707,209
      Pfizer Inc. ............................................    United States           466,520            8,602,629
                                                                                                          ------------
                                                                                                            16,309,838
                                                                                                          ------------
      REAL ESTATE INVESTMENT TRUSTS (REITS) 1.4%
      Link REIT ..............................................      Hong Kong           9,275,492           19,279,359
      Ventas Inc. ............................................    United States            33,500            1,655,570
                                                                                                          ------------
                                                                                                            20,934,929
                                                                                                          ------------

76 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                                                                                       SHARES/WARRANTS/
                MUTUAL DISCOVERY SECURITIES FUND                   COUNTRY                CONTRACTS                 VALUE
--------------------------------------------------------        --------------         ----------------         --------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    REAL ESTATE MANAGEMENT & DEVELOPMENT 1.1%
(d) Canary Wharf Group PLC ..............................       United Kingdom               185,900            $    1,165,199
    Great Eagle Holdings Ltd. ...........................         Hong Kong                1,613,524                 3,587,945
    Swire Pacific Ltd., A ...............................         Hong Kong                  950,615                 8,355,067
    Swire Pacific Ltd., B ...............................         Hong Kong                2,440,700                 4,223,036
                                                                                                                --------------
                                                                                                                    17,331,247
                                                                                                                --------------
    SOFTWARE 0.7%
    Microsoft Corp. .....................................       United States                400,960                10,701,622
                                                                                                                --------------
    TOBACCO 13.9%
    Altria Group Inc. ...................................       United States                122,821                 2,436,769
    British American Tobacco PLC ........................       United Kingdom             1,610,201                52,562,748
    Imperial Tobacco Group PLC ..........................       United Kingdom             1,340,635                43,030,536
    ITC Ltd. ............................................           India                  1,453,259                 5,864,703
    Japan Tobacco Inc. ..................................           Japan                      9,508                35,849,915
    KT&G Corp. ..........................................        South Korea                 226,862                16,932,318
    Lorillard Inc. ......................................       United States                 68,430                 4,868,795
    Philip Morris International Inc. ....................       United States                122,821                 5,907,690
    Reynolds American Inc. ..............................       United States                313,060                15,220,977
    UST Inc. ............................................       United States                470,330                31,295,758
                                                                                                                --------------
                                                                                                                   213,970,209
                                                                                                                --------------
    TRADING COMPANIES & DISTRIBUTORS 0.6%
    Kloeckner & Co. SE ..................................          Germany                   365,696                 8,590,891
                                                                                                                --------------
    TRANSPORTATION INFRASTRUCTURE 0.0% (c)
(a) Groupe Eurotunnel SA ................................          France                        390                     4,576
(a) Groupe Eurotunnel SA, wts., 12/30/11 ................          France                     11,181                     2,988
                                                                                                                --------------
                                                                                                                         7,564
                                                                                                                --------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
      (COST $1,050,578,159)                                                                                      1,059,798,853
                                                                                                                --------------
    PREFERRED STOCKS 0.0% (c)
    AUTO COMPONENTS 0.0% (c)
(e) Dana Holding Corp., 4.00%, cvt. pfd., B .............       United States                  9,611                   552,633
                                                                                                                --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% (c)
(e) PTV Inc., 10.00%, pfd., A ...........................       United Kingdom                 4,289                     2,230
                                                                                                                --------------
    TOTAL PREFERRED STOCKS (COST $967,104)                                                                             554,863
                                                                                                                --------------
    OPTIONS PURCHASED 1.5%
    PUT OPTIONS 1.5%
(a) Dow Jones EUROSTOXX 50, exercise price $3,050.00,
    expiration date 6/19/09, contracts ..................       United States                  5,659                 1,664,029
(a) Dow Jones EUROSTOXX 50, exercise price $3,300.00,
    expiration date 6/19/09, contracts ..................       United States                 10,625                 4,513,288
(a) Dow Jones EUROSTOXX 50, exercise price $3,350.00,
    expiration date 6/19/09, contracts ..................       United States                 10,480                 4,775,841

                                        Quarterly Statements of Investments | 77

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                                                                                             SHARES/WARRANTS/
      MUTUAL DISCOVERY SECURITIES FUND                                        COUNTRY            CONTRACTS           VALUE
-----------------------------------------------------------------------   ---------------   -------------------   ------------
      OPTIONS PURCHASED (CONTINUED)
      PUT OPTIONS (CONTINUED)
  (a) Dow Jones EUROSTOXX 50, exercise price $3,400.00,
        expiration date 6/19/09, contracts .............................   United States           10,300         $  5,064,510
  (a) Dow Jones EUROSTOXX 50, exercise price $2,900.00,
        expiration date 6/19/19, contracts .............................   United States           11,718            2,677,094
  (a) S&P 500 Index, exercise price $1,225.00, expiration date 6/20/09,
        contracts ......................................................   United States              149            1,902,730
  (a) S&P 500 Index, exercise price $1,250.00, expiration date 6/20/09,
        contracts ......................................................   United States              140            2,027,900
  (a) S&P 500 Index, exercise price $1,275.00, expiration date 6/20/09,
        contracts ......................................................   United States               70            1,114,750
                                                                                                                  ------------
      TOTAL OPTIONS PURCHASED (COST $11,028,225) .......................                                            23,740,142
                                                                                                                  ------------

                                                                                            PRINCIPAL AMOUNT(i)
                                                                                            -------------------
      CORPORATE BONDS & NOTES 0.9%
  (j) ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ...........      Canada              234,000 CAD          203,051
  (e) Cerberus CG Investor I LLC, 12.00%, 7/31/14 ......................   United States        1,897,400              923,935
  (e) Cerberus CG Investor II LLC, 12.00%, 7/31/14 .....................   United States        1,897,400              923,935
  (e) Cerberus CG Investor III LLC, 12.00%, 7/31/14 ....................   United States          948,700              461,968
  (e) Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ........   United States        1,794,300              636,418
  (e) Cerberus FIM Investors Commercial Finance LLC, 12.00%,
            11/22/13 ...................................................   United States          149,561               53,048
  (e) Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
            11/22/13 ...................................................   United States          280,330               99,430
  (e) Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ...........   United States        1,371,111              486,317
  (e) Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ..............   United States        2,552,726              905,423
  (e) DecisionOne Corp., ...............................................
            12.00%, 4/15/10 ............................................   United States           27,670               27,670
        (k) FRN, 7.25%, 5/12/09 ........................................   United States            5,008                5,008
      Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
            T2, 3.00%, 7/28/09 .........................................      France                  500 EUR            1,192
            T2, 3.00%, 7/28/09 .........................................      France                  682 GBP            2,297
            T3, 3.00%, 7/28/10 .........................................      France              394,500 EUR          940,409
            T3, 3.00%, 7/28/10 .........................................      France              267,617 GBP          901,329
  (e) International Automotive Components Group NA LLC, 9.00%,
            4/01/17 ....................................................   United States          407,500              331,583
(e,k) Motor Coach Industries International Inc., FRN,
      First Lien DIP Revolver, 9.50%, 9/19/09 ..........................   United States           79,284               78,357
      Second Lien DIP Trust A Term Loan, 14.50%, 9/19/09 ...............   United States          207,128              172,952
      Second Lien DIP Trust B Term Loan, 15.25%, 9/19/09 ...............   United States          147,801              125,631
(e,k) Pontus I LLC, junior note, 144A, FRN,
            5.926%, 7/24/09 ............................................   United States        1,982,777            1,378,798
            6.488%, 7/24/09 ............................................   United States        1,748,788            1,341,023
            6.645%, 7/24/09 ............................................   United States        1,791,100            1,648,270
(e,k) Pontus II Trust, junior note, 144A, FRN, 6.488%, 6/25/09 .........   United States          874,306              670,444
      Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .................   United States        1,460,337              606,040


78 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

              MUTUAL DISCOVERY SECURITIES FUND                            COUNTRY         PRINCIPAL AMOUNT(i)        VALUE
------------------------------------------------------------------   -----------------    -------------------    ---------------
        CORPORATE BONDS & NOTES (CONTINUED)
  (d,l) TVMAX Holdings Inc., PIK,
           11.50%, 12/31/08 .......................................    United States               23,911        $        16,738
           14.00%, 12/31/08 .......................................    United States               57,599                 40,320
                                                                                                                 ---------------
        TOTAL CORPORATE BONDS & NOTES (COST $22,006,687)                                                              12,981,586
                                                                                                                 ---------------
        CORPORATE BONDS & NOTES IN REORGANIZATION 0.1%
(e,k,m) Motor Coach Industries International Inc.,
        Senior Secured Term Loan, FRN,
           Second Lien, 11.00%, 12/01/08 ..........................    United States              169,063                118,344
           Third Lien, 15.649%, 12/01/08 ..........................    United States            2,322,452                779,647
  (d,m) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ...    United States                3,000                     15
                                                                                                                 ---------------
        TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
          (COST $2,457,793) .......................................                                                      898,006
                                                                                                                 ---------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $1,087,037,968) ...................................                                                1,097,973,450
                                                                                                                 ---------------
        SHORT TERM INVESTMENTS 22.0%
        U.S. GOVERNMENT AND AGENCY SECURITIES 20.6%
    (n) FHLB, 10/01/08 ............................................    United States           24,700,000             24,699,945
    (n) FHLB, 10/03/08 - 9/01/09 ..................................    United States          265,841,000            262,860,824
    (n) FHLB, 10/20/08 ............................................    United States           30,000,000             29,992,470
                                                                                                                 ---------------
        TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $317,609,730) .....................................                                                  317,553,239
                                                                                                                 ---------------
        TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND REPURCHASE
        AGREEMENTS (COST $1,404,647,698) ..........................                                                1,415,526,689
                                                                                                                 ---------------
        REPURCHASE AGREEMENTS 1.3%
    (o) Credit Suisse First Boston, 0.20%, 10/01/08
         (Maturity Value $3,300,018)
          Collateralized by U.S. Treasury Bond, 6.75%, 8/15/26 ....    United States            3,300,000              3,300,000
    (o) Merrill Lynch Government Securities Inc., 0.05%, 10/01/08
         (Maturity Value $16,300,023)
           Collateralized by U.S. Government and Agency Securities,
            4.10% - 5.75%, 5/01/12 - 6/30/25 ......................    United States           16,300,000             16,300,000
                                                                                                                 ---------------
        TOTAL REPURCHASE AGREEMENTS (COST $19,600,000) ............                                                   19,600,000
                                                                                                                 ---------------

                                                                                                 SHARES
                                                                                          -------------------
        INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
        SECURITIES 0.1%
        MONEY MARKET FUNDS (COST $911,260) 0.1% ...................
    (p) Bank of New York Institutional Cash Reserve Fund, 2.18% ...    United States              911,260                902,147
                                                                                                                 ---------------
        TOTAL INVESTMENTS (COST $1,425,158,958) 93.4%                                                              1,436,028,836
        NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE
        CONTRACTS 2.1% ............................................                                                   33,042,404
        OTHER ASSETS, LESS LIABILITIES 4.5%                                                                           67,752,799
                                                                                                                 ---------------
        NET ASSETS 100.0% .........................................                                              $ 1,536,824,039
                                                                                                                 ===============

                                        Quarterly Statements of Investments | 79

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

MUTUAL DISCOVERY SECURITIES FUND

See Currency and Selected Portfolio Abbreviations on page 121.

(a)   Non-income producing for the twelve months ended September 30, 2008.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c)   Rounds to less than 0.1% of net assets.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2008, the aggregate value of these securities was $1,222,272, representing 0.08% of net assets.

(e)   See Note 6 regarding restricted and illiquid securities.

(f)   See Note 9 regarding other considerations.

(g)   See Note 7 regarding holdings of 5% voting securities.

(h)   A portion or all of the security is on loan at September 30, 2008.

(i)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(j) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the value of these securities was $203,051, representing 0.01% of net assets.

(k)   The coupon rate shown represents the rate at period end.

(l)   Income may be received in additional securities and/or cash.

(m)   Defaulted security.

(n)   The security is traded on a discount basis with no stated coupon rate.

(o) At September 30, 2008, all repurchase agreements had been entered into on that date.

(p)   The rate shown is the annualized seven-day yield at period end.

   | See Notes to Statements of Investments.
80 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

               MUTUAL SHARES SECURITIES FUND                           COUNTRY      SHARES/WARRANTS     VALUE
------------------------------------------------------------------  -------------   ---------------  -------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS 83.1%
        AEROSPACE & DEFENSE 0.1%
    (a) GenCorp Inc ..............................................  United States        494,180     $   3,330,773
                                                                                                     -------------
        AIR FREIGHT & LOGISTICS 1.3%
        Deutsche Post AG .........................................    Germany          1,781,688        37,243,627
        TNT NV ...................................................  Netherlands          847,498        23,247,422
                                                                                                     -------------
                                                                                                        60,491,049
                                                                                                     -------------
        AIRLINES 0.2%
    (a) ACE Aviation Holdings Inc., A ............................     Canada            594,087         4,386,383
    (a) Northwest Airlines Corp. .................................  United States        746,774         6,743,369
  (a,b) Northwest Airlines Corp., Contingent Distribution ........  United States     27,670,000           103,763
                                                                                                     -------------
                                                                                                        11,233,515
                                                                                                     -------------
        AUTO COMPONENTS 0.5%
(a,b,c) Collins & Aikman Products Co., Contingent Distribution ...  United States        929,505                --
    (a) Dana Holding Corp. .......................................  United States        392,913         1,901,699
  (a,b) Dana Holding Corp., Contingent Distribution ..............  United States     10,339,000           310,170
    (a) Goodyear Tire & Rubber Co. ...............................  United States      1,068,854        16,364,155
    (a) Lear Corp. ...............................................  United States        633,092         6,647,466
                                                                                                     -------------
                                                                                                        25,223,490
                                                                                                     -------------
        AUTOMOBILES 1.0%
        Daimler AG ...............................................    Germany            350,712        17,760,477
        Harley-Davidson Inc. .....................................  United States        440,470        16,429,531
(a,d,e) IACNA Investor LLC .......................................  United States        168,957             1,689
(a,d,e) International Automotive Components Group Brazil LLC .....    Brazil           1,451,684         3,356,495
(a,d,e) International Automotive Components Group Japan LLC ......     Japan             269,643         1,082,833
(a,d,e) International Automotive Components Group LLC ............  Luxembourg         6,170,474         4,057,704
(a,d,e) International Automotive Components Group NA LLC, A ......  United States      4,838,053         3,453,886
                                                                                                     -------------
                                                                                                        46,142,615
                                                                                                     -------------
        BEVERAGES 3.8%
        Anheuser-Busch Cos. Inc. .................................  United States        679,380        44,078,174
        Brown-Forman Corp., A ....................................  United States          7,455           529,305
        Brown-Forman Corp., B ....................................  United States         84,285         6,052,506
        Carlsberg AS, B ..........................................    Denmark            296,066        22,218,208
        Coca-Cola Enterprises Inc. ...............................  United States      1,908,903        32,012,303
    (a) Dr. Pepper Snapple Group Inc. ............................  United States      1,003,478        26,572,098
        Pernod Ricard SA .........................................    France             581,644        50,548,313
                                                                                                     -------------
                                                                                                       182,010,907
                                                                                                     -------------
        BIOTECHNOLOGY 0.5%
    (a) Genentech Inc. ...........................................  United States        276,148        24,488,805
                                                                                                     -------------
        BUILDING PRODUCTS 0.5%
        Armstrong World Industries Inc. ..........................  United States         87,790         2,537,131
    (a) Owens Corning Inc. .......................................  United States        820,981        19,629,656
                                                                                                     -------------
                                                                                                        22,166,787
                                                                                                     -------------

                                        Quarterly Statements of Investments | 81

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

              MUTUAL SHARES SECURITIES FUND                              COUNTRY             SHARES/WARRANTS          VALUE
------------------------------------------------------------------    -------------          ---------------       ------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        CAPITAL MARKETS 0.4%
        The Goldman Sachs Group Inc. .............................    United States               159,570          $ 20,424,960
        Legg Mason Inc. ..........................................    United States                 6,072               231,100
                                                                                                                   ------------
                                                                                                                     20,656,060
                                                                                                                   ------------
        CHEMICALS 1.2%
(a,b,c) Dow Corning Corp., Contingent Distribution ...............    United States               650,000                25,000
        Huntsman Corp. ...........................................    United States               125,010             1,575,126
        Koninklijke DSM NV .......................................     Netherlands                670,345            31,452,909
        Linde AG .................................................      Germany                   111,602            11,849,646
        Rohm and Haas Co. ........................................    United States               192,250            13,457,500
                                                                                                                   ------------
                                                                                                                     58,360,181
                                                                                                                   ------------
        COMMERCIAL BANKS 2.9%
        Banco Popolare SpA .......................................       Italy                  1,077,265            16,502,583
        Danske Bank AS ...........................................      Denmark                 1,257,361            29,575,900
  (a,d) Elephant Capital Holdings Ltd. ...........................       Japan                     11,728                    --
        Fifth Third Bancorp ......................................    United States               348,700             4,149,530
    (a) Guaranty Bancorp .........................................    United States             1,288,316             7,858,728
        Intesa Sanpaolo SpA. .....................................       Italy                  4,568,690            24,710,956
  (a,d) NCB Warrant Holdings Ltd., A. ............................       Japan                     57,295                    --
        Societe Generale, A ......................................       France                   238,492            20,800,176
        U.S. Bancorp .............................................    United States               935,413            33,693,576
                                                                                                                   ------------
                                                                                                                    137,291,449
                                                                                                                   ------------
        COMMERCIAL SERVICES & SUPPLIES 0.0% (f)
    (a) Comdisco Holding Co. Inc..................................    United States                   180                 1,712
  (a,b) Comdisco Holding Co. Inc., Contingent Distribution........    United States             7,473,000                    --
    (a) Suez Environnement SA.....................................       France                    47,847             1,177,188
                                                                                                                   ------------
                                                                                                                      1,178,900
                                                                                                                   ------------
        COMMUNICATIONS EQUIPMENT 1.0%
        Motorola Inc. ............................................    United States             4,535,313            32,382,135
        Telefonaktiebolaget LM Ericsson, B .......................       Sweden                 1,760,509            16,246,712
        Telefonaktiebolaget LM Ericsson, B, ADR ..................       Sweden                    80,000               754,400
                                                                                                                   ------------
                                                                                                                     49,383,247
                                                                                                                   ------------
        COMPUTERS & PERIPHERALS 2.1%
  (a,d) DecisionOne Corp .........................................    United States               108,227                    --
  (a,d) DecisionOne Corp., wts., 6/08/17 .........................    United States                59,425                    --
    (a) Dell Inc. ................................................    United States             3,462,396            57,060,286
        Diebold Inc. .............................................    United States               529,404            17,528,567
    (a) Lexmark International Inc., A ............................    United States               708,034            23,060,667
                                                                                                                   ------------
                                                                                                                     97,649,520
                                                                                                                   ------------

82 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

              MUTUAL SHARES SECURITIES FUND                              COUNTRY        SHARES/WARRANTS      VALUE
--------------------------------------------------------------------   --------------   ---------------   ------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        CONSUMER FINANCE 1.2%
        American Express Co. ........................................  United States         478,210      $ 16,942,980
  (a,d) Cerberus CG Investor I LLC ..................................  United States       8,172,654         3,979,659
  (a,d) Cerberus CG Investor II LLC .................................  United States       8,172,654         3,979,659
  (a,d) Cerberus CG Investor III LLC ................................  United States       4,086,327         1,989,830
  (a,d) Cerberus FIM Investors Auto Finance LLC .....................  United States       2,306,869           818,220
  (a,d) Cerberus FIM Investors Commercial Finance LLC ...............  United States         192,155            68,155
  (a,d) Cerberus FIM Investors Commercial Mortgage LLC ..............  United States         360,165           127,747
  (a,d) Cerberus FIM Investors Insurance LLC ........................  United States       1,761,591           624,816
  (a,d) Cerberus FIM Investors Rescap LLC ...........................  United States       3,279,720         1,163,279
    (a) SLM Corp. ...................................................  United States       2,114,621        26,094,423
                                                                                                          ------------
                                                                                                            55,788,768
                                                                                                          ------------
        CONTAINERS & PACKAGING 0.3%
        Temple-Inland Inc. ..........................................  United States         842,989        12,864,012
                                                                                                          ------------
        DIVERSIFIED CONSUMER SERVICES 0.1%
        Hillenbrand Inc. ............................................  United States         342,585         6,906,514
                                                                                                          ------------
        DIVERSIFIED FINANCIAL SERVICES 1.4%
        CIT Group Inc. ..............................................  United States       1,900,600        13,228,176
(a,d,g) GLCP Harrah's Investment LP .................................  United States       5,565,600         1,669,680
        JPMorgan Chase & Co. ........................................  United States       1,132,420        52,884,014
  (a,b) Marconi Corp., Contingent Distribution ......................  United Kingdom      9,945,700                --
                                                                                                          ------------
                                                                                                            67,781,870
                                                                                                          ------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 1.3%
(a,d,e) AboveNet Inc. ...............................................  United States          62,453         3,122,650
(a,d,e) AboveNet Inc., stock grant, grant price $20.95, expiration
        date 9/09/13 ................................................  United States              78             1,985
(a,d,e) AboveNet Inc., wts., 9/08/10 ................................  United States           2,995            83,860
(a,b,c) Global Crossing Holdings Ltd., Contingent Distribution ......  United States       9,005,048                --
        Koninklijke (Royal) KPN NV ..................................  Netherlands         1,467,394        21,038,155
        Qwest Communications International Inc. .....................  United States       1,732,500         5,595,975
        Telefonica SA ...............................................     Spain            1,290,248        30,473,715
                                                                                                          ------------
                                                                                                            60,316,340
                                                                                                          ------------
        ELECTRIC UTILITIES 1.8%
        E.ON AG .....................................................    Germany             560,109        28,285,802
        Entergy Corp. ...............................................  United States         260,290        23,168,413
        Exelon Corp. ................................................  United States         571,467        35,785,264
                                                                                                          ------------
                                                                                                            87,239,479
                                                                                                          ------------
        ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENT 0.7%
        Tyco Electronics Ltd. .......................................  United States       1,246,682        34,483,224
                                                                                                          ------------

                                        Quarterly Statements of Investments | 83

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

              MUTUAL SHARES SECURITIES FUND                                COUNTRY      SHARES/WARRANTS      VALUE
--------------------------------------------------------------------   --------------   ---------------   ------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      ENERGY EQUIPMENT & SERVICES 1.8%
      Baker Hughes Inc. ............................................   United States         384,580      $  23,282,473
  (a) Exterran Holding Inc. ........................................   United States         589,890         18,852,884
  (a) Pride International Inc. .....................................   United States         453,060         13,415,107
  (a) Transocean Inc. ..............................................   United States         257,050         28,234,372
                                                                                                          -------------
                                                                                                             83,784,836
                                                                                                          -------------
      FOOD & STAPLES RETAILING 3.8%
      Carrefour SA .................................................       France            808,833         37,660,698
      CVS Caremark Corp. ...........................................   United States       2,273,329         76,520,254
      Kroger Co. ...................................................   United States       1,611,336         44,279,513
      Wal-Mart Stores Inc. .........................................   United States         333,402         19,967,446
                                                                                                          -------------
                                                                                                            178,427,911
                                                                                                          -------------
      FOOD PRODUCTS 3.9%
      Cadbury PLC ..................................................   United Kingdom      3,484,309         35,236,037
      Groupe Danone ................................................       France            303,941         21,377,691
      Kraft Foods Inc., A ..........................................   United States       1,455,468         47,666,577
      Nestle SA ....................................................    Switzerland        1,389,930         59,582,556
      Wm. Wrigley Jr. Co. ..........................................   United States         289,040         22,949,776
                                                                                                          -------------
                                                                                                            186,812,637
                                                                                                          -------------
      HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
      Hill-Rom Holdings Inc. .......................................   United States         342,585         10,383,751
                                                                                                          -------------
      HEALTH CARE PROVIDERS & SERVICES 2.1%
  (a) Community Health Systems Inc. ................................   United States       1,204,704         35,309,874
(a,d) Kindred Healthcare Inc. ......................................   United States         167,311          4,382,126
      Quest Diagnostics Inc. .......................................   United States         425,657         21,993,697
  (a) Tenet Healthcare Corp. .......................................   United States       6,379,987         35,408,928
                                                                                                          -------------
                                                                                                             97,094,625
                                                                                                          -------------
      HOTELS, RESTAURANTS & LEISURE 0.0% (f)
  (a) Trump Entertainment Resorts Inc. .............................   United States         370,093            451,513
                                                                                                          -------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
      Constellation Energy Group ...................................   United States         679,096         16,502,033
                                                                                                          -------------
      INDUSTRIAL CONGLOMERATES 4.1%
      Keppel Corp. Ltd. ............................................     Singapore         3,905,323         21,582,296
      Koninklijke Philips Electronics NV ...........................    Netherlands        1,315,064         35,305,353
  (e) Orkla ASA ....................................................       Norway          5,362,549         48,251,266
      Siemens AG ...................................................      Germany            590,321         55,055,824
      Tyco International Ltd. ......................................   United States         937,099         32,817,207
                                                                                                          -------------
                                                                                                            193,011,946
                                                                                                          -------------
      INSURANCE 7.1%
      ACE Ltd. .....................................................   United States         210,000         11,367,300
  (a) Alleghany Corp. ..............................................   United States          23,351          8,523,115

84 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

              MUTUAL SHARES SECURITIES FUND                               COUNTRY       SHARES/WARRANTS      VALUE
--------------------------------------------------------------------   --------------   ---------------   ------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      INSURANCE (CONTINUED)
      Allianz SE ..................................................        Germany           157,848      $  21,485,054
  (a) Berkshire Hathaway Inc., A ..................................     United States            149         19,459,400
  (a) Berkshire Hathaway Inc., B ..................................     United States         25,840        113,566,800
  (a) Conseco Inc. ................................................     United States      1,091,457          3,841,929
      Old Republic International Corp. ............................     United States      2,329,142         29,696,560
(a,d) Olympus Re Holdings Ltd. ....................................     United States         16,280             52,542
      Prudential Financial Inc. ...................................     United States        294,775         21,223,800
      The Travelers Cos. Inc. .....................................     United States        320,496         14,486,419
      White Mountains Insurance Group Ltd. ........................     United States        126,185         59,275,404
      Zurich Financial Services AG ................................      Switzerland         118,066         32,131,089
                                                                                                          -------------
                                                                                                            335,109,412
                                                                                                          -------------
      INTERNET SOFTWARE & SERVICES 0.2%
  (a) Yahoo! Inc. .................................................     United States        625,670         10,824,091
                                                                                                          -------------
      IT SERVICES 0.7%
  (a) Alliance Data Systems Corp. .................................     United States        517,856         32,821,713
                                                                                                          -------------
      LEISURE EQUIPMENT & PRODUCTS 1.8%
      Eastman Kodak Co. ...........................................     United States      2,112,040         32,483,175
      Mattel Inc. .................................................     United States      3,035,520         54,760,781
                                                                                                          -------------
                                                                                                             87,243,956
                                                                                                          -------------
      LIFE SCIENCES TOOLS & SERVICES 0.2%
  (a) MDS Inc. ....................................................        Canada            825,217          9,852,527
                                                                                                          -------------
      MACHINERY 0.6%
      AB SKF, B ...................................................        Sweden          1,095,590         13,744,045
      Federal Signal Corp. ........................................     United States        930,921         12,753,618
(a,d) Motor Coach Industries International Inc., wts., 5/27/09 ....     United States              2                 --
                                                                                                          -------------
                                                                                                             26,497,663
                                                                                                          -------------
      MARINE 0.8%
      A.P. Moller - Maersk AS .....................................        Denmark             4,478         38,333,403
                                                                                                          -------------
      MEDIA 6.0%
  (a) Adelphia Recovery Trust .....................................     United States     29,283,354            585,667
(a,b) Adelphia Recovery Trust, Arahova Contingent
      Value Vehicle, Contingent Distribution
                                                                        United States      1,955,453            723,518
(a,b) Century Communications Corp., Contingent Distribution .......     United States      5,487,000                 --
      Comcast Corp., A ............................................     United States      5,073,117        100,041,867
      News Corp., A ...............................................     United States      5,765,842         69,132,446
  (a) Time Warner Cable Inc., A ...................................     United States        612,198         14,815,192
      Time Warner Inc. ............................................     United States      3,765,929         49,371,329
(a,c) TVMAX Holdings Inc. .........................................     United States         35,609                 --
  (a) Viacom Inc., B ..............................................     United States      1,284,697         31,911,873
      Virgin Media Inc. ...........................................    United Kingdom      2,334,742         18,444,462
                                                                                                          -------------
                                                                                                            285,026,354
                                                                                                          -------------

                                        Quarterly Statements of Investments | 85

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)


               MUTUAL SHARES SECURITIES FUND                    COUNTRY       SHARES/WARRANTS       VALUE
----------------------------------------------------------   --------------   ---------------   --------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      METALS & MINING 1.7%
      AK Steel Holding Corp. .............................   United States         725,540      $   18,805,997
      Alcoa Inc. .........................................   United States       1,579,774          35,671,297
      Cleveland-Cliffs Inc. ..............................   United States         469,070          24,832,566
                                                                                                --------------
                                                                                                    79,309,860
                                                                                                --------------
      MULTI-UTILITIES 1.3%
      GDF Suez ...........................................      France             471,985          24,233,859
      NorthWestern Corp. .................................   United States         110,164           2,768,421
(a,b) NorthWestern Corp., Contingent Distribution ........   United States       3,365,650                  --
      RWE AG .............................................      Germany            362,522          34,651,763
                                                                                                --------------
                                                                                                    61,654,043
                                                                                                --------------
      OIL, GAS & CONSUMABLE FUELS 3.0%
      BP PLC .............................................   United Kingdom      2,800,254          23,318,713
      BP PLC, ADR ........................................   United Kingdom          5,003             251,001
      Marathon Oil Corp. .................................    United States        825,700          32,920,659
      Noble Energy Inc. ..................................    United States        303,140          16,851,553
      Royal Dutch Shell PLC, A ...........................   United Kingdom      1,813,808          52,496,779
      Total SA, B ........................................       France            301,983          18,087,963
                                                                                                --------------
                                                                                                   143,926,668
                                                                                                --------------
      PAPER & FOREST PRODUCTS 4.1%
  (a) Domtar Corp. .......................................   United States       3,649,675          16,788,505
      International Paper Co. ............................   United States       2,427,000          63,538,860
      MeadWestvaco Corp. .................................   United States       1,553,006          36,200,570
      Mondi Ltd. .........................................   United Kingdom         55,042             291,819
      Weyerhaeuser Co. ...................................   United States       1,265,274          76,650,299
                                                                                                --------------
                                                                                                   193,470,053
                                                                                                --------------
      PHARMACEUTICALS 2.7%
  (a) Barr Pharmaceuticals Inc. ..........................   United States         303,800          19,838,140
      Bristol-Myers Squibb Co. ...........................   United States         943,859          19,679,460
      Novartis AG ........................................    Switzerland          605,496          31,529,518
      Pfizer Inc. ........................................   United States       2,174,952          40,106,115
  (a) Valeant Pharmaceuticals International ..............   United States         766,061          15,681,269
                                                                                                --------------
                                                                                                   126,834,502
                                                                                                --------------
      REAL ESTATE INVESTMENT TRUSTS (REITS) 0.4%
  (a) Alexander's Inc. ...................................   United States           7,651           3,060,400
      Link REIT ..........................................     Hong Kong         6,560,810          13,636,820
      Ventas Inc. ........................................   United States          57,870           2,859,935
                                                                                                --------------
                                                                                                    19,557,155
                                                                                                --------------

86 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

             MUTUAL SHARES SECURITIES FUND                    COUNTRY       SHARES/WARRANTS       VALUE
--------------------------------------------------------   --------------   ---------------   ----------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
(c) Canary Wharf Group PLC .............................   United Kingdom       1,535,898     $     9,626,824
(a) Forestar Real Estate Group .........................   United States          330,463           4,874,329
(a) The St. Joe Co. ....................................   United States          164,036           6,412,167
                                                                                              ---------------
                                                                                                   20,913,320
                                                                                              ---------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.3%
(a) LSI Corp. ..........................................   United States        6,515,393          34,922,507
    Maxim Integrated Products Inc. .....................   United States        1,405,800          25,444,980
                                                                                              ---------------
                                                                                                   60,367,487
                                                                                              ---------------
    SOFTWARE 1.6%
    Microsoft Corp. ....................................   United States        2,855,196          76,205,181
                                                                                              ---------------
    SPECIALTY RETAIL 0.7%
    The Home Depot Inc. ................................   United States        1,312,823          33,988,987
                                                                                              ---------------
    TOBACCO 9.5%
    Altria Group Inc. ..................................   United States        1,244,956          24,699,927
    British American Tobacco PLC .......................   United Kingdom       4,320,987         141,052,545
    British American Tobacco PLC, ADR ..................   United Kingdom           4,218             261,516
    Imperial Tobacco Group PLC .........................   United Kingdom       3,149,559         101,091,806
    Japan Tobacco Inc. .................................       Japan                7,615          28,712,358
    KT&G Corp. .........................................    South Korea           655,487          48,923,639
    Lorillard Inc. .....................................   United States          103,370           7,354,775
    Philip Morris International Inc. ...................   United States          372,976          17,940,146
    Reynolds American Inc. .............................   United States        1,175,953          57,174,835
    UST Inc. ...........................................   United States          352,600          23,462,004
                                                                                              ---------------
                                                                                                  450,673,551
                                                                                              ---------------
    TRANSPORTATION INFRASTRUCTURE 0.0% (f)
(a) Groupe Eurotunnel SA ...............................       France               3,017              35,395
(a) Groupe Eurotunnel SA, wts., 12/30/11 ...............       France             160,159              42,806
                                                                                              ---------------
                                                                                                       78,201
                                                                                              ---------------
    WIRELESS TELECOMMUNICATION SERVICES 0.4%
    Sprint Nextel Corp. ................................    United States       2,690,980          16,414,978
                                                                                              ---------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
      (COST $4,347,485,943) ............................                                        3,940,559,862
                                                                                              ---------------
    PREFERRED STOCKS 0.0% (f)
    AUTO COMPONENTS 0.0% (f)
(d) Dana Holding Corp., 4.00%, cvt. pfd., B ............   United States           37,154           2,136,355
                                                                                              ---------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% (f)
(d) PTV Inc., 10.00%, pfd., A ..........................   United Kingdom          17,300               8,996
                                                                                              ---------------
    TOTAL PREFERRED STOCKS (COST $3,739,620) ...........                                            2,145,351
                                                                                              ---------------

                                        Quarterly Statements of Investments | 87

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                      MUTUAL SHARES SECURITIES FUND                          COUNTRY      PRINCIPAL AMOUNT (h)      VALUE
-----------------------------------------------------------------------   -------------   --------------------   -------------

       CORPORATE BONDS & NOTES 1.3%
   (i) ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .........      Canada           1,242,000 CAD      $  1,077,730
   (d) Cerberus CG Investor I LLC, 12.00%, 7/31/14 ....................   United States       7,173,000             3,492,879
   (d) Cerberus CG Investor II LLC, 12.00%, 7/31/14 ...................   United States       7,173,000             3,492,879
   (d) Cerberus CG Investor III LLC, 12.00%, 7/31/14 ..................   United States       3,586,500             1,746,440
   (d) Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ......   United States       6,915,902             2,452,992
   (d) Cerberus FIM Investors Commercial Finance LLC,
       12.00%, 11/22/13 ...............................................   United States         576,466               204,466
   (d) Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
       11/22/13 .......................................................   United States       1,080,497               383,240
   (d) Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 .........   United States       5,284,774             1,874,449
   (d) Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ............   United States       9,839,154             3,489,836
   (d) DecisionOne Corp.,
             12.00%, 4/15/10 ..........................................   United States         137,896               137,896
         (j) FRN, 7.25%, 5/12/09 ......................................   United States          24,958                24,958
       Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
             T2, 3.00%, 7/28/09 .......................................       France              4,300 EUR            10,250
             T2, 3.00%, 7/28/09 .......................................       France              4,979 GBP            16,768
             T3, 3.00%, 7/28/10 .......................................       France          2,425,100 EUR         5,780,956
             T3, 3.00%, 7/28/10 .......................................       France          1,688,564 GBP         5,687,059
  (d,e) International Automotive Components Group NA LLC, 9.00%,
         4/01/17 ......................................................   United States       1,456,500             1,185,156
  (d,j) Motor Coach Industries International Inc., FRN,
             First Lien DIP Revolver, 9.50%, 9/19/09 ..................   United States         459,987               454,605
             Second Lien DIP Trust A Term Loan, 14.50%, 9/19/09 .......   United States       1,201,699             1,003,419
             Second Lien DIP Trust B Term Loan, 15.25%, 9/19/09 .......   United States         857,499               728,874
  (d,j) Pontus I LLC, junior note, 144A, FRN,
             5.926%, 7/24/09 ..........................................   United States       6,387,571             4,441,838
             6.488%, 7/24/09 ..........................................   United States       5,633,645             4,320,049
             6.645%, 7/24/09 ..........................................   United States       5,770,005             5,309,883
  (d,j) Pontus II Trust, junior note, 144A, FRN, 6.488%, 6/25/09 ......   United States       2,816,867             2,160,058
    (j) Realogy Corp., FRN,
             5.679%, 4/10/13 ..........................................   United States       4,136,720             3,131,498
             Delayed Draw Term B Loan, 5.79%, 10/10/13 ................   United States         695,596               519,523
             Initial Term Loan B, 5.487%, 10/10/13 ....................   United States       3,836,255             2,865,203
             Synthetic Letter of Credit, 3.76%, 10/10/13 ..............   United States       1,032,853               771,412
             Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .........   United States       7,582,630             3,146,791
 (c,k)  TVMAX Holdings Inc., PIK,
             11.50%, 12/31/08 .........................................   United States          50,442                35,309
             14.00%, 12/31/08 .........................................   United States         199,089               139,362
                                                                                                                 ------------
        TOTAL CORPORATE BONDS & NOTES (COST $96,214,228) ..............                                            60,085,778
                                                                                                                 ------------
        CORPORATE BONDS & NOTES IN REORGANIZATION 0.2%
(d,j,l) Motor Coach Industries International Inc.,
         Senior Secured Term Loan, FRN,
             Second Lien, 11.00%, 12/01/08 ............................   United States         980,857               686,600
             Third Lien, 15.649%, 12/01/08 ............................   United States      13,474,193             4,523,287

88 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                        MUTUAL SHARES SECURITIES FUND                          COUNTRY      PRINCIPAL AMOUNT(h)         VALUE
-------------------------------------------------------------------------   -------------   -------------------    ---------------
      CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
(c,l) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ...........   United States             5,000        $            25
  (l) Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%,
       12/15/14 .........................................................   United States        18,305,000              2,654,225
                                                                                                                   ---------------
      TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
       (COST $26,339,920) ..............................................                                                7,864,137
                                                                                                                   ---------------
      COMPANIES IN LIQUIDATION 0.0%
(c,l) Peregrine Investments Holdings Ltd., 6.70%, 1/15/98 ...............     Hong Kong           5,000,000 JPY                 --
(c,l) PIV Investment Finance (Cayman) Ltd. ..............................     Hong Kong          12,200,000                     --
                                                                                                                   ---------------
      TOTAL COMPANIES IN LIQUIDATION (COST $ -) .........................                                                       --
                                                                                                                   ---------------
      TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
       (COST $4,473,779,711) ............................................                                            4,010,655,128
                                                                                                                   ---------------
      SHORT TERM INVESTMENTS 15.1%
      U.S. GOVERNMENT AND AGENCY SECURITIES 14.2%
  (m) FHLB,
       (n) 10/01/08 - 9/02/09 ...........................................   United States       594,338,000            587,540,298
           10/20/08 .....................................................   United States        75,000,000             74,981,175
  (m) U.S. Treasury Bills, 11/13/08 - 11/20/08 ..........................   United States         8,000,000              7,994,983
                                                                                                                   ---------------
      TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES .......................
       (COST $670,538,802)                                                                                             670,516,456
                                                                                                                   ---------------
      TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
       (COST $5,144,318,513)                                                                                         4,681,171,584
                                                                                                                   ---------------
      REPURCHASE AGREEMENTS 0.9%
  (o) Credit Suisse First Boston, 0.20%, 10/01/08
       (Maturity Value $6,500,036)
        Collateralized by U.S. Treasury Bond, 6.75%, 8/15/26 ............   United Sates          6,500,000              6,500,000

  (o) Merrill Lynch Government Securities Inc., 0.05%, 10/01/08
       (Maturity Value $37,300,052)
        Collateralized by U.S. Government and Agency Securities,
        5.00% - 5.75%, 7/01/13 - 7/07/25 ................................   United States        37,300,000             37,300,000
                                                                                                                   ---------------

      TOTAL REPURCHASE AGREEMENTS (COST $43,800,000) ....................                                               43,800,000
                                                                                                                   ---------------

      TOTAL INVESTMENTS (COST $5,188,118,513) 99.7% .....................                                            4,724,971,584
      SECURITIES SOLD SHORT (0.2)%                                                                                      (8,724,965)
      NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE ...................
      CONTRACTS 1.4% ....................................................                                               66,132,435
      OTHER ASSETS, LESS LIABILITIES (0.9)%                                                                            (41,607,460)
                                                                                                                   ---------------
      NET ASSETS 100.0% .................................................                                          $ 4,740,771,594
                                                                                                                   ===============

                                                                                                   SHARES
                                                                                            --------------------
SECURITIES SOLD SHORT (PROCEEDS $8,629,589) 0.2%
PHARMACEUTICALS 0.2%
Teva Pharmaceutical Industries Ltd., ADR ................................       Israel              190,543        $     8,724,965
                                                                                                                   ===============

                                        Quarterly Statements of Investments | 89

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

MUTUAL SHARES SECURITIES FUND

See Currency and Selected Portfolio Abbreviations on page 121.

(a)   Non-income producing for the twelve months ended September 30, 2008.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2008, the aggregate value of these securities was $9,826,520, representing 0.21% of net assets.

(d)   See Note 6 regarding restricted and illiquid securities.

(e)   See Note 9 regarding other considerations.

(f)   Rounds to less than 0.1% of net assets.

(g)   See Note 7 regarding holdings of 5% voting securities.

(h)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(i) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the value of these securities was $1,077,730, representing 0.02% of net assets.

(j)   The coupon rate shown represents the rate at period end.

(k)   Income may be received in additional securities and/or cash.

(l)   Defaulted security.

(m)   The security is traded on a discount basis with no stated coupon rate.

(n) Security or a portion of the security has been segregated as collateral for securities sold short. At September 30, 2008, the value of securities and or cash pledged amounted to $9,996,040.

(o) At September 30, 2008, all repurchase agreements had been entered into on that date.

   | See Notes to Statements of Investments.
90 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

            TEMPLETON DEVELOPING MARKETS SECURITIES FUND                     INDUSTRY                 SHARES/RIGHTS     VALUE
---------------------------------------------------------------------  -----------------------------  -------------  -----------
    COMMON STOCKS AND RIGHTS 76.8%
    ARGENTINA 0.0% (a)
    Banco Macro SA, ADR .............................................       Commercial Banks                    300  $     5,550
                                                                                                                     -----------
    AUSTRIA 0.8%
    OMV AG ..........................................................  Oil, Gas & Consumable Fuels           86,759    3,579,547
    Wienerberger AG .................................................       Building Products               164,766    4,399,115
                                                                                                                     -----------
                                                                                                                       7,978,662
                                                                                                                     -----------
    BRAZIL 2.9%
    AES Tiete SA ....................................................  Independent Power Producers
                                                                              & Energy Traders              688,030    5,193,496
    American Banknote SA ............................................      Commercial Services
                                                                                 & Supplies                 116,971      913,596
    Banco Itau Holding Financeira SA, ADR ...........................        Commercial Banks               558,133    9,767,328
    Companhia de Bebidas das Americas (AmBev) .......................           Beverages                    56,510    2,717,231
    Companhia Energetica de Minas Gerais ............................       Electric Utilities              109,855    1,815,657
(b) Energias Do Brasil SA, rts., 10/10/08 ...........................       Electrical Equipment         10,681,595       55,992
    Natura Cosmeticos SA ............................................       Personal Products               561,249    5,442,735
    Souza Cruz SA ...................................................            Tobacco                    150,118    3,579,634
                                                                                                                     -----------
                                                                                                                      29,485,669
                                                                                                                     -----------
    CHILE 0.6%
    Banco Santander Chile SA, ADR ..................................          Commercial Banks               50,600    2,165,174
    Cia Cervecerias Unidas SA, ADR .................................             Beverages                   63,200    2,036,936
    Empresa Nacional de Telecomunicaciones S.A. (ENTEL) ............   Diversified Telecommunication
                                                                                  Services                    7,000       86,938
    Lan Airlines SA, ADR ...........................................              Airlines                  196,000    2,234,400
                                                                                                                     -----------
                                                                                                                       6,523,448
                                                                                                                     -----------
    CHINA 8.3%
    Aluminum Corp. of China Ltd., H ................................          Metals & Mining             5,297,000    3,224,321
    Bank of China Ltd., H ..........................................          Commercial Banks           18,463,000    7,154,053
    Bosideng International Holdings Ltd. ...........................         Household Durables             896,000      112,204
    China Construction Bank Corp., H ...............................          Commercial Banks           12,502,000    8,341,193
    China COSCO Holdings Co. Ltd. ..................................               Marine                   990,000      902,399
    China International Marine Containers
    (Group) Co. Ltd., B ............................................             Machinery                  390,156      257,918
    China Life Insurance Co. Ltd., H ...............................             Insurance                1,483,000    5,524,063
    China Mobile Ltd. ..............................................     Wireless Telecommunication
                                                                                  Services                1,191,500   11,934,675
    China Molybdenum Co. Ltd., H ...................................          Metals & Mining               252,000      112,810
    China Petroleum and Chemical Corp., H ..........................    Oil, Gas & Consumable Fuels       7,336,000    5,789,132
    China Shipping Development Co. Ltd., H .........................               Marine                   478,000      627,442
    CNOOC Ltd. .....................................................    Oil, Gas & Consumable Fuels       6,572,000    7,382,104
    Cosco Pacific Ltd. .............................................   Transportation Infrastructure        710,000      814,787
    Denway Motors Ltd. .............................................            Automobiles              13,755,959    4,356,592
    Dongfeng Motor Corp., H ........................................            Automobiles              13,230,000    4,868,530
    Gushan Environmental Energy Ltd., ADR ..........................    Oil, Gas & Consumable Fuels          79,500      406,245
    Industrial and Commercial Bank of China, H .....................          Commercial Banks           16,493,000    9,967,127

                                        Quarterly Statements of Investments | 91

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

     TEMPLETON DEVELOPING MARKETS SECURITIES FUND                   INDUSTRY              SHARES/RIGHTS      VALUE
-------------------------------------------------------   -----------------------------   -------------   -------------
    COMMON STOCKS AND RIGHTS (CONTINUED)
    CHINA (CONTINUED)
    Jiangxi Copper Co. Ltd., H ........................          Metals & Mining              1,758,000   $   1,760,340
    Nine Dragons Paper Holdings Ltd. ..................      Paper & Forest Products            264,000          98,748
    PetroChina Co. Ltd., H ............................    Oil, Gas & Consumable Fuels        9,594,000       9,958,324
    Shanghai Industrial Holdings Ltd. .................      Industrial Conglomerates           820,000       1,874,195
    Soho China Ltd. ...................................       Real Estate Management
                                                                   & Development                366,000         123,677
                                                                                                          -------------
                                                                                                             85,590,879
                                                                                                          -------------
    EGYPT 0.3%
    Egyptian Financial Group-Hermes Holding ...........          Capital Markets                261,782       1,629,398
    El Ezz Aldekhela Steel Alexa Co. ..................          Metals & Mining                  2,388         589,732
    Telecom Egypt .....................................   Diversified Telecommunication
                                                                      Services                  204,399         557,163
                                                                                                          -------------
                                                                                                              2,776,293
    HONG KONG 1.5%                                                                                        -------------
    Cheung Kong (Holdings) Ltd. .......................       Real Estate Management
                                                                   & Development                201,000       2,276,770
    Citic Pacific Ltd. ................................      Industrial Conglomerates         1,209,000       3,533,660
    Dairy Farm International Holdings Ltd. ............      Food & Staples Retailing           888,733       4,471,789
    GOME Electrical Appliances Holdings Ltd. ..........          Specialty Retail             1,619,000         477,936
    Hopewell Holdings Ltd. ............................       Real Estate Management
                                                                   & Development                246,000         893,284
    Lonking Holdings Ltd. .............................             Machinery                   437,000         325,249
    VTech Holdings Ltd. ...............................      Communications Equipment           580,000       3,391,933
                                                                                                          -------------
                                                                                                             15,370,621
                                                                                                          -------------
    HUNGARY 2.0%
    Magyar Telekom PLC ................................   Diversified Telecommunication
                                                                      Services                  575,171       2,694,993
    MOL Hungarian Oil and Gas Nyrt. ...................    Oil, Gas & Consumable Fuels          131,964      12,053,938
(b) OTP Bank Ltd. .....................................           Commercial Banks              165,700       5,990,434
                                                                                                          -------------
                                                                                                             20,739,365
                                                                                                          -------------
    INDIA 3.8%
    Ashok Leyland Ltd. ................................              Machinery                 1,915,690      1,103,157
(b) Bharti Airtel Ltd. ................................       Wireless Telecommunication
                                                                       Services                   90,905      1,551,295
    Gail India Ltd. ...................................            Gas Utilities                806,870       7,143,889
    Grasim Industries Ltd. ............................        Construction Materials             6,000         219,474
    Great Eastern Shipping Co. Ltd. ...................     Oil, Gas & Consumable Fuels          64,100         421,170
    Hindalco Industries Ltd. ..........................           Metals & Mining               816,607       1,718,789
    Infosys Technologies Ltd. .........................             IT Services                 134,490       4,074,928
    National Aluminium Co. Ltd. .......................          Metals & Mining               226,430        1,804,812
    Oil & Natural Gas Corp. Ltd. ......................    Oil, Gas & Consumable Fuels         495,852       11,162,024
    Shipping Corp. of India Ltd. ......................               Marine                    96,031          303,456

92 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

      TEMPLETON DEVELOPING MARKETS SECURITIES FUND                 INDUSTRY                SHARES/RIGHTS      VALUE
-------------------------------------------------------   ------------------------------   -------------   ------------
    COMMON STOCKS AND RIGHTS (CONTINUED)
    INDIA (CONTINUED)
    Steel Authority of India Ltd. .....................          Metals & Mining               1,340,892   $  3,736,771
    Tata Consultancy Services Ltd. ....................            IT Services                   410,550      5,892,746
                                                                                                           ------------
                                                                                                             39,132,511
                                                                                                           ------------
    INDONESIA 1.2%
(c) PT Astra International Tbk ........................             Automobiles                2,180,000      3,888,597
(c) PT Bank Central Asia Tbk ..........................          Commercial Banks              9,324,000      3,071,140
    PT Bank Danamon Indonesia Tbk .....................         Commercial Banks                 516,500        263,341
(b) PT Panin Life Tbk .................................              Insurance                 2,988,000         49,070
    PT Telekomunikasi Indonesia, B ....................   Diversified Telecommunication
                                                                      Services                 7,381,000      5,513,091
                                                                                                           ------------
                                                                                                             12,785,239
                                                                                                           ------------
    ISRAEL 0.4%
(b) Taro Pharmaceutical Industries Ltd. ...............            Pharmaceuticals               408,179      4,045,054
                                                                                                           ------------
    JORDAN 0.1%
    Arab Bank PLC .....................................          Commercial Banks                 19,065        528,761
                                                                                                           ------------
    KENYA 0.0% (a)
(b) Safaricom Ltd. ....................................    Wireless Telecommunication
                                                                      Services                 1,893,350        126,784
                                                                                                           ------------
    KUWAIT 0.3%
    Kuwait Projects Co. (Holding) KSC (KIPCO) .........   Diversified Financial Services         560,000      2,143,730
    National Bank of Kuwait ...........................          Commercial Banks                195,000      1,314,607
    National Mobile Telecommunications Co. ............     Wireless Telecommunication
                                                                      Services                    10,000         71,910
                                                                                                           ------------
                                                                                                              3,530,247
                                                                                                           ------------
    LUXEMBOURG 0.0% (a)
(b) Kernel Holding SA .................................             Food Products                 40,704        320,371
                                                                                                           ------------
    MALAYSIA 0.1%
    Petronas Dagangan Bhd. ............................    Oil, Gas & Consumable Fuels             2,200          4,203
    Sime Darby Berhad .................................      Industrial Conglomerates            363,000        701,717
    YTL Power International Bhd. ......................           Water Utilities                210,842        108,822
                                                                                                           ------------
                                                                                                                814,742
                                                                                                           ------------
    MEXICO 5.2%
    Alfa SAB de CV ....................................      Industrial Conglomerates            545,885      2,459,482
    America Movil SAB de CV, L, ADR ...................     Wireless Telecommunication
                                                                      Services                   185,358      8,593,197
    Consorcio ARA SAB de CV ...........................         Household Durables               128,962         72,039
    Fomento Economico Mexicano SAB de CV, ADR .........              Beverages                   111,700      4,260,238
    Grupo Televisa SA .................................                Media                   2,699,644     11,898,706
    Kimberly Clark de Mexico SAB de CV, A .............         Household Products             3,159,805     13,744,573
    Telefonos de Mexico SAB de CV, L, ADR .............   Diversified Telecommunication
                                                                     Services                    481,964     12,410,573
                                                                                                           ------------
                                                                                                             53,438,808
                                                                                                           ------------

                                        Quarterly Statements of Investments | 93

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

     TEMPLETON DEVELOPING MARKETS SECURITIES FUND                   INDUSTRY              SHARES/RIGHTS       VALUE
-------------------------------------------------------   -----------------------------   -------------   -------------
    COMMON STOCKS AND RIGHTS (CONTINUED)
    OMAN 0.0% (a)
    Oman International Bank ...........................         Commercial Banks                 26,905   $     251,503
                                                                                                          -------------
    PAKISTAN 1.4%
    Fauji Fertilizer Co. Ltd. .........................             Chemicals                   682,143         874,542
    MCB Bank Ltd. .....................................         Commercial Banks              1,697,858       5,131,667
    Oil & Gas Development Co. Ltd. ....................    Oil, Gas & Consumable Fuels        3,030,600       3,668,969
    Pakistan Telecommunications Corp., A ..............   Diversified Telecommunication
                                                                     Services                10,622,908       4,290,021
                                                                                                          -------------
                                                                                                             13,965,199
                                                                                                          -------------
    PHILIPPINES 0.4%
    Bank of the Philippine Islands ....................         Commercial Banks                490,400         481,629
    Globe Telecom Inc. ................................    Wireless Telecommunication
                                                                     Services                    12,516         274,993
    Philippine Long Distance Telephone Co., ADR .......    Wireless Telecommunication
                                                                     Services                    63,310       3,566,885
                                                                                                          -------------
                                                                                                              4,323,507
                                                                                                          -------------
    POLAND 1.0%
    Polski Koncern Naftowy Orlen SA ...................    Oil, Gas & Consumable Fuels          682,044       9,841,731
                                                                                                          -------------
    QATAR 0.5%
    Industries Qatar ..................................     Industrial Conglomerates             37,080       1,452,285
    Qatar National Bank ...............................         Commercial Banks                 64,397       3,302,409
                                                                                                          -------------
                                                                                                              4,754,694
                                                                                                          -------------
    RUSSIA 7.6%
(b) Federal Grid Co. ..................................         Electric Utilities          158,057,235       1,027,372
    Gazprom, ADR ......................................    Oil, Gas & Consumable Fuels          325,200      10,195,020
    Gazprom, ADR ......................................    Oil, Gas & Consumable Fuels          323,850      10,032,873
(b) Holding MRSK OAO ..................................         Electric Utilities           15,540,188         932,411
(b) Inter Rao Ues OAO .................................         Electric Utilities          650,579,853         260,232
(b) Kuzbassenergo .....................................         Electric Utilities           10,826,342          49,801
    LUKOIL, ADR .......................................    Oil, Gas & Consumable Fuels           90,508       5,396,539
    LUKOIL, ADR (London Exchange) .....................    Oil, Gas & Consumable Fuels          144,568       8,515,055
    Mechel OAO, ADR ...................................          Metals & Mining                185,980       3,340,201
    Mining and Metallurgical Co. Norilsk Nickel .......          Metals & Mining                 85,319      11,432,746
(c) Mobile TeleSystems ................................    Wireless Telecommunication
                                                                     Services                   140,400       1,217,268
(b) Mosenergo .........................................         Electric Utilities            5,203,055         270,559
(b) OGK-1 .............................................         Electric Utilities           14,897,870         379,896
(b) OGK-2 .............................................     Independent Power Producers
                                                                 & Energy Traders             7,755,408         155,108
    OGK-3 .............................................         Electric Utilities            6,371,100         191,133
(b) OGK-4 .............................................     Independent Power Producers
                                                                  & Energy Traders           15,909,994         664,242
    OGK-6 .............................................    Independent Power Producers
                                                                  & Energy Traders            9,038,392         144,614

94 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

     TEMPLETON DEVELOPING MARKETS SECURITIES FUND                   INDUSTRY               SHARES/RIGHTS      VALUE
-------------------------------------------------------   ------------------------------   -------------   ------------
      COMMON STOCKS AND RIGHTS (CONTINUED)
      RUSSIA (CONTINUED)
  (b) RAO Energy System of East OAO ...................        Electric Utilities             15,540,188   $     81,586
  (b) RusHydro ........................................        Electric Utilities             53,747,038      1,639,285
      Sberbank RF .....................................         Commercial Banks               2,554,804      4,394,263
  (b) TGC-5 JSC .......................................    Independent Power Producers
                                                                & Energy Traders              43,176,569          9,499
  (b) TGK-1 ...........................................        Electric Utilities            592,079,880        296,040
  (b) TGK-2 ...........................................        Electric Utilities            201,053,124        174,916
  (b) TGK-4 ...........................................        Electric Utilities            245,693,130        226,038
  (b) TGK-6 ...........................................        Electric Utilities            237,337,185         94,935
  (b) TGK-9 ...........................................        Electric Utilities          1,042,746,845         93,847
  (b) TGK-13 ..........................................        Electric Utilities             26,686,659         82,729
  (b) TGK-14 ..........................................        Electric Utilities            150,425,355         30,085
      TNK-BP ..........................................    Oil, Gas & Consumable Fuels         6,222,440      9,178,099
(b,d) Unified Energy Systems ..........................        Electric Utilities             15,540,188      7,909,956
  (b) Volga Territorial Generation Co. ................        Electric Utilities              5,178,631        129,466
                                                                                                           ------------
                                                                                                             78,545,814
                                                                                                           ------------
      SINGAPORE 2.0%
      ComfortDelGro Corp. Ltd. ........................            Road & Rail                 3,240,981      3,412,291
      DBS Group Holdings Ltd. .........................          Commercial Banks                450,000      5,363,317
      Fraser and Neave Ltd. ...........................      Industrial Conglomerates          2,345,041      5,882,515
      Keppel Corp. Ltd. ...............................      Industrial Conglomerates            495,895      2,740,504
      Singapore Airlines Ltd. .........................              Airlines                    335,000      3,365,725
                                                                                                           ------------
                                                                                                             20,764,352
                                                                                                           ------------
      SOUTH AFRICA 9.7%
      ABSA Group Ltd. .................................         Commercial Banks                 310,316      4,112,914
  (b) Adcock Ingram Holdings Ltd. .....................           Pharmaceuticals                187,300        761,961
      Barloworld Ltd. .................................      Industrial Conglomerates            286,882      2,247,908
  (b) Eqstra Holdings Ltd. ............................              Machinery                   686,651      1,025,365
      FirstRand Ltd. ..................................   Diversified Financial Services       2,042,500      4,205,808
      Foschini Ltd. ...................................          Specialty Retail              1,614,770      7,821,994
      Impala Platinum Holdings Ltd. ...................          Metals & Mining                  24,700        504,242
      Imperial Holdings Ltd. ..........................            Distributors                  714,551      5,132,061
      JD Group Ltd. ...................................          Specialty Retail                840,493      3,076,212
      Kersaf Investments Ltd. .........................   Hotels, Restaurants & Leisure           13,793        151,985
      Lewis Group Ltd. ................................          Specialty Retail              1,069,468      5,230,168
      Liberty Group Ltd. ..............................             Insurance                     59,128        484,911
      Massmart Holdings Ltd. ..........................      Food & Staples Retailing            247,282      2,263,808
      MTN Group Ltd. ..................................     Wireless Telecommunication
                                                                     Services                    681,417      9,615,234
      Nampak Ltd. .....................................       Containers & Packaging             101,400        173,117
      Naspers Ltd., N .................................               Media                      326,489      6,448,674
      Nedbank Group Ltd. ..............................          Commercial Banks                225,330      2,853,142
      Pretoria Portland Cement Co. Ltd. ...............       Construction Materials             294,428      1,122,783
      Remgro Ltd. .....................................   Diversified Financial Services         642,038     14,858,279

                                        Quarterly Statements of Investments | 95

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

      TEMPLETON DEVELOPING MARKETS SECURITIES FUND                      INDUSTRY             SHARES/RIGHTS      VALUE
----------------------------------------------------------   -----------------------------   -------------   ------------
    COMMON STOCKS AND RIGHTS (CONTINUED)
    SOUTH AFRICA (CONTINUED)
    Sanlam Ltd. ..........................................             Insurance                   389,673   $    838,873
    Sasol ................................................    Oil, Gas & Consumable Fuels          127,320      5,434,173
    The Spar Group Ltd. ..................................     Food & Staples Retailing            236,734      1,459,811
    Standard Bank Group Ltd. .............................         Commercial Banks                954,494     10,971,081
    Steinhoff International Holdings Ltd. ................        Household Durables               604,878      1,162,106
    Telkom South Africa Ltd. .............................   Diversified Telecommunication
                                                                       Services                    329,980      4,222,140
    Tiger Brands Ltd. ....................................           Food Products                 183,700      3,077,252
                                                                                                             ------------
                                                                                                               99,256,002
                                                                                                             ------------
    SOUTH KOREA 3.4%
    Daewoo Shipbuilding & Marine Engineering Co. Ltd. ....             Machinery                    53,370      1,347,182
    Kangwon Land Inc. ....................................   Hotels, Restaurants & Leisure         429,465      5,245,028
(d) Kookmin Bank .........................................         Commercial Banks                 63,576      2,874,516
    Korea Exchange Bank ..................................         Commercial Banks                 85,330        792,478
    LG Corp. .............................................     Industrial Conglomerates             12,940        673,804
    LG Electronics Inc. ..................................        Household Durables                20,270      1,875,557
    S1 Corp. .............................................        Commercial Services
                                                                      & Supplies                    33,899      1,726,958
    Samsung Electronics Co. Ltd. .........................         Semiconductors &
                                                                Semiconductor Equipment             12,474      5,716,253
    Samsung Heavy Industries Co. Ltd. ....................             Machinery                    66,630      1,774,184
    Shinhan Financial Group Co. Ltd. .....................         Commercial Banks                 90,540      3,239,303
    SK Telecom Co. Ltd. ..................................    Wireless Telecommunication
                                                                       Services                     20,993      3,593,437
    SKC Co. Ltd. .........................................        Household Durables                30,621        535,169
    STX Pan Ocean Co. Ltd. ...............................              Marine                   3,340,800      5,115,453
                                                                                                             ------------
                                                                                                               34,509,322
                                                                                                             ------------
    SWEDEN 0.9%
    Oriflame Cosmetics SA, SDR ...........................         Personal Products               199,974      9,155,131
                                                                                                             ------------
    SWITZERLAND 0.0% (a)
    Holcim Ltd., B .......................................      Construction Materials               3,543        255,232
                                                                                                             ------------
    TAIWAN 5.8%
    Acer Inc. ............................................      Computers & Peripherals          1,290,110      2,191,234
    Advantech Co. Ltd. ...................................      Computers & Peripherals            248,847        478,754
    Asustek Computer Inc. ................................      Computers & Peripherals          1,416,410      2,796,319
(b) Catcher Technology Co. Ltd. ..........................      Computers & Peripherals            748,000      2,396,832
    Cheng Shin Rubber Industry Co. Ltd. ..................          Auto Components                459,000        549,513
    Chicony Electronics Co. Ltd. .........................      Computers & Peripherals            622,000        962,292
    Compal Communications Inc. ...........................     Communications Equipment             43,050         46,661
    Compal Electronics Inc. ..............................      Computers & Peripherals          2,964,750      2,166,260
    D-Link Corp. .........................................     Communications Equipment          1,109,000        956,539
    Delta Electronics Inc. ...............................       Electronic Equipment,
                                                               Instruments & Components            124,100        324,269

96 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                     INDUSTRY              SHARES/RIGHTS       VALUE
----------------------------------------------------------   ------------------------------   -------------   --------------
      COMMON STOCKS AND RIGHTS (CONTINUED)
      TAIWAN (CONTINUED)
      Hon Hai Precision Industry Co. Ltd. ................        Electronic Equipment,
                                                                Instruments & Components          1,616,900   $    5,776,891
      MediaTek Inc. ......................................          Semiconductors &
                                                                 Semiconductor Equipment            868,300        8,981,433
      Novatek Microelectronics Corp. Ltd. ................          Semiconductors &
                                                                 Semiconductor Equipment          2,240,684        3,337,797
      President Chain Store Corp. ........................      Food & Staples Retailing          5,200,144       15,291,673
      Realtek Semiconductor Corp. ........................          Semiconductors &
                                                                 Semiconductor Equipment              2,860            4,856
      Siliconware Precision Industries Co. ...............          Semiconductors &
                                                                 Semiconductor Equipment            573,862          650,989
      Sunplus Technology Co. Ltd. ........................          Semiconductors &
                                                                 Semiconductor Equipment            120,035           55,604
      Taiwan Mobile Co. Ltd. .............................     Wireless Telecommunication
                                                                        Services                  1,350,000        2,158,514
      Taiwan Semiconductor Manufacturing Co. Ltd. ........          Semiconductors &
                                                                 Semiconductor Equipment          6,107,857       10,217,687
                                                                                                              --------------
                                                                                                                  59,344,117
                                                                                                              --------------
      THAILAND 2.7%
      Kasikornbank Public Co. Ltd., fgn. .................          Commercial Banks              3,008,867        5,716,479
      Precious Shipping Public Co. Ltd., fgn. ............               Marine                     260,570          118,410
      PTT Aromatics & Refining Public Co. Ltd., fgn. .....     Oil, Gas & Consumable Fuels        2,836,803        1,770,101
      PTT Public Co. Ltd., fgn. ..........................     Oil, Gas & Consumable Fuels          982,800        6,712,428
      Siam Cement Public Co. Ltd., fgn. ..................       Construction Materials           1,391,279        5,572,875
      Siam Commercial Bank Public Co. Ltd., fgn. .........          Commercial Banks              1,216,738        2,496,706
      Thai Beverages Co. Ltd., fgn. ......................              Beverages                36,331,000        5,707,363
                                                                                                              --------------
                                                                                                                  28,094,362
                                                                                                              --------------
      TURKEY 10.4%
      Akbank TAS .........................................          Commercial Banks              8,249,802       42,003,507
      Anadolu Efes Biracilik Ve Malt Sanayii AS ..........              Beverages                   568,923        5,810,435
      Arcelik AS, Br. ....................................         Household Durables             1,857,742        5,164,939
      Haci Omer Sabanci Holding AS .......................   Diversified Financial Services         522,590        1,954,328
  (b) KOC Holding AS .....................................        Industrial Conglomerates          968,662        2,914,508
      Tekfen Holding AS ..................................   Diversified Financial Services         153,000          844,994
  (b) Trakya Cam Sanayii AS ..............................            Building Products             240,095          235,528
      Tupras-Turkiye Petrol Rafinerileri AS ..............     Oil, Gas & Consumable Fuels        1,055,115       19,142,124
  (b) Turk Hava Yollari Anonim Ortakligi .................                 Airlines               1,827,410        9,259,100
      Turkcell Iletisim Hizmetleri AS ....................      Wireless Telecommunication
                                                                         Services                 1,573,780        9,553,717
      Turkiye Is Bankasi (Isbank), C .....................           Commercial Banks               616,000        2,540,643
      Turkiye Vakiflar Bankasi T.A.O., D .................           Commercial Banks             4,736,524        7,707,927
                                                                                                              --------------
                                                                                                                 107,131,750
                                                                                                              --------------
      UKRAINE 0.0%(a)
(b,e) MHP SA, GDR, 144A ..................................            Food Products                  29,157          320,727
                                                                                                              --------------

                                        Quarterly Statements of Investments | 97

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

      TEMPLETON DEVELOPING MARKETS SECURITIES FUND                     INDUSTRY            SHARES/RIGHTS      VALUE
----------------------------------------------------------   ---------------------------   -------------   -------------
COMMON STOCKS AND RIGHTS (CONTINUED)
UNITED ARAB EMIRATES 0.8%
Abu Dhabi Commercial Bank ................................         Commercial Banks              938,152   $     891,350
Aldar Properties PJSC ....................................      Real Estate Management
                                                                    & Development              1,191,292       2,532,904
First Gulf Bank ..........................................         Commercial Banks              354,786       1,540,553
National Bank of Abu Dhabi ...............................         Commercial Banks               77,441         307,803
Sorouh Real Estate Co. ...................................      Real Estate Management
                                                                    & Development                 50,000          92,425
Union National Bank ......................................         Commercial Banks            1,344,215       2,470,143
                                                                                                           -------------
                                                                                                               7,835,178
                                                                                                           -------------
UNITED KINGDOM 2.7%
Anglo American PLC .......................................         Metals & Mining               378,474      12,973,615
HSBC Holdings PLC ........................................         Commercial Banks              882,759      14,096,711
Old Mutual PLC ...........................................            Insurance                  488,800         684,106
                                                                                                           -------------
                                                                                                              27,754,432
                                                                                                           -------------
VIETNAM 0.0% (a)
Petrovietnam Fertilizer and Chemical JSC .................            Chemicals                   40,000         144,578
                                                                                                           -------------
TOTAL COMMON STOCKS AND RIGHTS
 (COST $855,772,544) .....................................                                                   789,440,635
                                                                                                           -------------
PREFERRED STOCKS 7.2%
BRAZIL 6.8%
Banco Bradesco SA, ADR, pfd. .............................         Commercial Banks              648,913      10,447,499
Companhia Vale do Rio Doce, ADR, pfd., A .................         Metals & Mining             1,161,075      20,551,027
Itausa - Investimentos Itau SA, pfd. .....................         Commercial Banks            1,243,826       6,207,068
Petroleo Brasileiro SA, ADR, pfd. ........................   Oil, Gas & Consumable Fuels         595,688      22,290,645
Tam SA, pfd. .............................................             Airlines                  117,600       2,219,217
Unibanco - Uniao de Bancos Brasileiros SA, GDR, pfd. .....         Commercial Banks               52,500       5,298,300
Usinas Siderurgicas de Minas Gerais SA, pfd., A ..........         Metals & Mining               111,313       2,363,731
                                                                                                           -------------
                                                                                                              69,377,487
                                                                                                           -------------
CHILE 0.4%
Embotelladora Andina SA, pfd., A .........................            Beverages                1,976,548       4,401,474
                                                                                                           -------------
TOTAL PREFERRED STOCKS (COST $31,196,257) ................                                                    73,778,961
                                                                                                           -------------
TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
 (COST $886,968,801) .....................................                                                   863,219,596
                                                                                                           -------------

98 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

            TEMPLETON DEVELOPING MARKETS SECURITIES FUND               SHARES/RIGHTS        VALUE
--------------------------------------------------------------------   -------------   ----------------
    SHORT TERM INVESTMENTS
    (COST $166,457,149) 16.2%
    MONEY MARKET FUNDS 16.2%
(f) Franklin Institutional Fiduciary Trust Money Market Portfolio,
     1.98% .........................................................     166,457,149   $    166,457,149
                                                                                       ----------------
    TOTAL INVESTMENTS
     (COST $1,053,425,950) 100.2% ..................................                      1,029,676,745
    OTHER ASSETS, LESS LIABILITIES (0.2)% ..........................                         (2,367,778
                                                                                       ----------------
    NET ASSETS 100.0% ..............................................                   $  1,027,308,967
                                                                                       ================

See Selected Portfolio Abbreviations on page 121.

(a)   Rounds to less than 0.1% of net assets.

(b)   Non-income producing for the twelve months ended September 30, 2008.

(c)   A portion or all of the security purchased on a delayed delivery basis.

(d)   See Note 6 regarding restricted and illiquid securities.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the value of this security was $320,727, representing 0.03% of net assets.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 99

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

             TEMPLETON FOREIGN SECURITIES FUND                     COUNTRY       SHARES/UNITS       VALUE
-------------------------------------------------------------   --------------   ------------   -------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS 92.4%
    AEROSPACE & DEFENSE 1.8%
    BAE Systems PLC .........................................   United Kingdom      4,494,870   $  33,132,132
    Embraer-Empresa Brasileira de Aeronautica SA, ADR .......       Brazil            700,030      18,907,811
                                                                                                -------------
                                                                                                   52,039,943
                                                                                                -------------
    AIR FREIGHT & LOGISTICS 0.8%
    Deutsche Post AG ........................................       Germany         1,087,912      22,741,237
                                                                                                -------------
    AUTO COMPONENTS 0.8%
    NOK Corp. ...............................................        Japan          2,198,155      24,651,924
                                                                                                -------------
    AUTOMOBILES 1.6%
    Bayerische Motoren Werke AG .............................       Germany           354,040      13,655,930
    Toyota Motor Corp., ADR .................................        Japan            380,380      32,636,604
                                                                                                -------------
                                                                                                   46,292,534
                                                                                                -------------
    CAPITAL MARKETS 1.6%
    Invesco Ltd. ............................................       Bermuda         1,744,177      36,592,833
(a) KKR Private Equity Investors LP .........................    United States      1,155,000      10,857,000
                                                                                                -------------
                                                                                                   47,449,833
                                                                                                -------------
    COMMERCIAL BANKS 8.8%
    DBS Group Holdings Ltd. .................................      Singapore        1,240,347      14,783,055
    Hana Financial Group Inc. ...............................     South Korea         672,040      15,804,633
(a) KB Financial Group Inc., ADR ............................     South Korea         530,407      24,234,296
    Mega Financial Holding Co. Ltd. .........................       Taiwan         34,084,000      15,590,699
    Mitsubishi UFJ Financial Group Inc. .....................        Japan          4,693,800      40,946,506
    Royal Bank of Scotland Group PLC ........................   United Kingdom      7,120,299      22,966,895
    Shinhan Financial Group Co. Ltd. ........................     South Korea         762,930      27,295,797
    Shinsei Bank Ltd. .......................................        Japan          8,731,478      26,866,383
    Sumitomo Mitsui Financial Group Inc. ....................        Japan              6,033      37,839,087
    UniCredit SpA ...........................................        Italy          8,344,507      30,490,022
                                                                                                -------------
                                                                                                  256,817,373
                                                                                                -------------
    COMMERCIAL SERVICES & SUPPLIES 1.5%
    Adecco SA ...............................................     Switzerland         956,590      41,040,467
(a) Suez Environnement SA ...................................       France            157,749       3,881,128
                                                                                                -------------
                                                                                                   44,921,595
                                                                                                -------------
    COMMUNICATIONS EQUIPMENT 1.0%
    Telefonaktiebolaget LM Ericsson, B, ADR .................       Sweden          2,929,600      27,626,128
                                                                                                -------------
    COMPUTERS & PERIPHERALS 1.0%
    Compal Electronics Inc. .................................       Taiwan         12,917,247       9,438,270
    Lite-On Technology Corp. ................................       Taiwan         22,816,681      19,883,705
                                                                                                -------------
                                                                                                   29,321,975
                                                                                                -------------
    CONTAINERS & PACKAGING 0.9%
    Amcor Ltd. ..............................................      Australia        5,968,788      26,247,261
                                                                                                -------------
    DIVERSIFIED FINANCIAL SERVICES 1.5%
    ING Groep NV ............................................     Netherlands       2,046,888      42,988,807
                                                                                                -------------

100 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                TEMPLETON FOREIGN SECURITIES FUND                       COUNTRY       SHARES/UNITS       VALUE
-----------------------------------------------------------------    --------------   ------------   -------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    DIVERSIFIED TELECOMMUNICATION SERVICES 9.9%
    China Telecom Corp. Ltd., H                                           China         57,902,357   $  23,759,971
    Chunghwa Telecom Co. Ltd., ADR                                       Taiwan          2,589,182      61,285,938
    France Telecom SA                                                    France          1,868,953      52,055,315
    KT Corp., ADR                                                      South Korea         397,895       6,680,657
    Singapore Telecommunications Ltd.                                   Singapore       20,278,000      46,354,926
    Telefonica SA, ADR                                                    Spain            829,094      59,271,930
    Telekom Austria AG                                                   Austria           727,240      12,675,076
    Telenor ASA                                                          Norway          2,169,354      26,493,335
                                                                                                     -------------
                                                                                                       288,577,148
                                                                                                     -------------
    ELECTRIC UTILITIES 3.4%
    British Energy Group PLC                                         United Kingdom      5,766,390      78,297,720
    Hong Kong Electric Holdings Ltd.                                    Hong Kong        3,453,969      21,691,755
                                                                                                     -------------
                                                                                                        99,989,475
                                                                                                     -------------
    ELECTRICAL EQUIPMENT 1.0%
    Gamesa Corp. Tecnologica SA                                           Spain            404,166      13,656,339
(a) Vestas Wind Systems AS                                               Denmark           191,258      16,264,233
                                                                                                     -------------
                                                                                                        29,920,572
                                                                                                     -------------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.9%
(a) Flextronics International Ltd.                                       Singapore       3,213,010      22,748,111
    FUJIFILM Holdings Corp.                                               Japan            921,374      23,762,766
    Venture Corp. Ltd.                                                  Singapore        1,339,613       7,288,907
                                                                                                     -------------
                                                                                                        53,799,784
                                                                                                     -------------
    ENERGY EQUIPMENT & SERVICES 0.4%
    Aker Solutions ASA                                                   Norway            713,060      11,328,039
                                                                                                     -------------
    FOOD PRODUCTS 2.6%
    Nestle SA                                                          Switzerland       1,035,090      44,371,521
    Unilever PLC                                                     United Kingdom      1,170,483      31,822,841
                                                                                                     -------------
                                                                                                        76,194,362
                                                                                                     -------------
    HEALTH CARE EQUIPMENT & SUPPLIES 0.9%
    Olympus Corp.                                                         Japan            908,000      26,548,748
                                                                                                     -------------
    HEALTH CARE PROVIDERS & SERVICES 0.7%
    Celesio AG                                                           Germany           440,310      19,002,704
                                                                                                     -------------
    HOTELS, RESTAURANTS & LEISURE 1.3%
    Autogrill SpA                                                         Italy          1,429,290      15,974,077
    Compass Group PLC                                                United Kingdom      3,611,978      22,398,991
                                                                                                     -------------
                                                                                                        38,373,068
                                                                                                     -------------
    INDUSTRIAL CONGLOMERATES 2.8%
    Hutchison Whampoa Ltd.                                              Hong Kong        3,276,709      25,163,983
    Siemens AG                                                           Germany           598,694      55,836,725
                                                                                                     -------------
                                                                                                        81,000,708
                                                                                                     -------------

                                       Quarterly Statements of Investments | 101

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

            TEMPLETON FOREIGN SECURITIES FUND                 COUNTRY       SHARES/UNITS        VALUE
--------------------------------------------------------   --------------   ------------   ---------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    INSURANCE 4.1%
    ACE Ltd. ...........................................   United States         729,799   $    39,504,020
    Aviva PLC ..........................................   United Kingdom      2,795,400        24,312,288
    AXA SA .............................................       France            831,259        26,771,858
(b) AXA SA, 144A .......................................      France              38,270         1,232,539
    Old Mutual PLC .....................................   United Kingdom     19,529,314        27,332,493
                                                                                           ---------------
                                                                                               119,153,198
                                                                                           ---------------
    LIFE SCIENCES TOOLS & SERVICES 1.6%
    Lonza Group AG .....................................    Switzerland          367,800        45,664,248
                                                                                           ---------------
    MEDIA 3.6%
    British Sky Broadcasting Group PLC .................   United Kingdom      2,941,216        21,879,945
    Pearson PLC ........................................   United Kingdom      3,409,246        36,930,773
    Reed Elsevier NV ...................................    Netherlands        1,742,483        25,808,168
    Vivendi SA .........................................       France            676,060        20,941,320
                                                                                           ---------------
                                                                                               105,560,206
                                                                                           ---------------
    METALS & MINING 1.3%
    Barrick Gold Corp. .................................       Canada            663,561        24,290,989
    POSCO, ADR .........................................    South Korea          141,230        13,186,645
                                                                                           ---------------
                                                                                                37,477,634
                                                                                           ---------------
    MULTI-UTILITIES 1.6%
    Centrica PLC .......................................   United Kingdom      2,772,071        15,596,000
    GDF Suez ...........................................       France            602,301        30,924,875
                                                                                           ---------------
                                                                                                46,520,875
                                                                                           ---------------
    OIL, GAS & CONSUMABLE FUELS 11.6%
    BP PLC .............................................   United Kingdom      6,711,639        55,890,210
    Eni SpA ............................................       Italy           1,275,111        33,362,796
    Gazprom, ADR .......................................       Russia            643,700        20,179,995
    Hindustan Petroleum Corp. Ltd. .....................       India           2,415,168        12,726,956
    Indian Oil Corp. Ltd. ..............................       India           1,194,026        10,490,717
    Reliance Industries Ltd. ...........................       India           1,122,471        47,508,813
    Royal Dutch Shell PLC, B ...........................   United Kingdom      2,327,407        65,417,512
    Sasol, ADR .........................................    South Africa         971,480        41,278,185
    Total SA, B ........................................       France            846,266        50,689,039
                                                                                           ---------------
                                                                                               337,544,223
                                                                                           ---------------
    PAPER & FOREST PRODUCTS 1.1%
    UPM-Kymmene OYJ ....................................      Finland          2,066,829        31,807,049
                                                                                           ---------------
    PHARMACEUTICALS 8.1%
    GlaxoSmithKline PLC ................................   United Kingdom      3,611,345        78,222,645
    Novartis AG ........................................    Switzerland        1,275,100        66,397,283
    Sanofi-Aventis .....................................       France          1,066,665        69,847,238
    Takeda Pharmaceutical Co. Ltd. .....................       Japan             421,454        21,228,440
                                                                                           ---------------
                                                                                               235,695,606
                                                                                           ---------------

102 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

           TEMPLETON FOREIGN SECURITIES FUND                  COUNTRY       SHARES/UNITS        VALUE
--------------------------------------------------------   --------------   ------------   ---------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    PROFESSIONAL SERVICES 0.2%
    Randstad Holding NV ................................    Netherlands          277,120   $     7,194,215
                                                                                           ---------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 1.0%
    Cheung Kong (Holdings) Ltd. ........................     Hong Kong         2,483,922        28,135,914
                                                                                           ---------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.8%
(a) Infineon Technologies AG ...........................      Germany          3,757,123        20,902,749
    Samsung Electronics Co. Ltd. .......................    South Korea          113,407        51,969,142
    Taiwan Semiconductor Manufacturing Co. Ltd. ........      Taiwan          38,910,907        65,093,117
                                                                                           ---------------
                                                                                               137,965,008
                                                                                           ---------------
    SOFTWARE 3.0%
(a) Check Point Software Technologies Ltd. .............      Israel           1,990,881        45,272,634
    SAP AG, ADR ........................................      Germany            760,110        40,612,677
                                                                                           ---------------
                                                                                                85,885,311
                                                                                           ---------------
    SPECIALTY RETAIL 1.1%
    Kingfisher PLC .....................................   United Kingdom     12,810,086        30,535,155
                                                                                           ---------------
    TEXTILES, APPAREL & LUXURY GOODS 0.4%
    Burberry Group PLC .................................   United Kingdom      1,541,479        10,898,633
                                                                                           ---------------
    WIRELESS TELECOMMUNICATION SERVICES 2.7%
    Mobile TeleSystems, ADR ............................       Russia            316,030        17,700,840
    Turkcell Iletisim Hizmetleri AS, ADR ...............       Turkey          1,368,000        20,506,320
    Vodafone Group PLC, ADR ............................   United Kingdom      1,773,520        39,194,792
                                                                                           ---------------
                                                                                                77,401,952
                                                                                           ---------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
      (COST $2,890,663,101) ............................                                     2,683,272,445
                                                                                           ---------------
    PREFERRED STOCKS (COST $2,340,943) 0.8%
    METALS & MINING 0.8%
    Companhia Vale do Rio Doce, ADR, pfd., A ...........      Brazil           1,296,112        22,941,183
                                                                                           ---------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
      (COST $2,893,004,044) ............................                                     2,706,213,628
                                                                                           ---------------
    SHORT TERM INVESTMENTS (COST $194,858,090) 6.7%
    MONEY MARKET FUNDS 6.7%

(c) Franklin Institutional Fiduciary Trust Money Market
    Portfolio, 1.98% ...................................   United States     194,858,090       194,858,090
                                                                                           ---------------
    TOTAL INVESTMENTS (COST $3,087,862,134) 99.9% ......                                     2,901,071,718
    OTHER ASSETS, LESS LIABILITIES 0.1% ................                                         4,354,099
                                                                                           ---------------
    NET ASSETS 100.0% ..................................                                   $ 2,905,425,817
                                                                                           ===============

See Selected Portfolio Abbreviations on page 121.

(a)   Non-income producing for the twelve months ended September 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the value of this security was $1,232,539, representing 0.04% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 103

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)


         TEMPLETON GLOBAL ASSET ALLOCATION FUND            COUNTRY/ORGANIZATION   SHARES/WARRANTS      VALUE
--------------------------------------------------------   --------------------   ---------------   -----------
    COMMON STOCKS AND WARRANTS 57.5%
    AEROSPACE & DEFENSE 1.3%
    BAE Systems PLC ....................................      United Kingdom           117,072      $   862,949
(a) Raytheon Co., wts., 6/16/11 ........................      United States                 63            1,071
(a) Rolls-Royce Group PLC ..............................      United Kingdom            83,152          503,426
                                                                                                    -----------
                                                                                                      1,367,446
                                                                                                    -----------
    AIR FREIGHT & LOGISTICS 1.4%
    Deutsche Post AG ...................................         Germany                44,767          935,790
    United Parcel Service Inc., B ......................      United States              9,570          601,857
                                                                                                    -----------
                                                                                                      1,537,647
                                                                                                    -----------
    AUTOMOBILES 0.9%
    Bayerische Motoren Werke AG ........................         Germany                17,098          659,499
    Toyota Motor Corp., ADR ............................          Japan                  3,590          308,022
                                                                                                    -----------
                                                                                                        967,521
                                                                                                    -----------
    BEVERAGES 0.8%
(a) Dr. Pepper Snapple Group Inc. ......................      United States             32,830          869,338
                                                                                                    -----------
    BIOTECHNOLOGY 1.1%
(a) Amgen Inc. .........................................      United States             20,510        1,215,628
                                                                                                    -----------
    CAPITAL MARKETS 0.0% (b)
    Nomura Holdings Inc. ...............................          Japan                      6               78
                                                                                                    -----------
    COMMERCIAL BANKS 2.8%
    DBS Group Holdings Ltd. ............................        Singapore               59,486          708,983
    HSBC Holdings PLC ..................................     United Kingdom             38,723          618,365
    Intesa Sanpaolo SpA ................................          Italy                111,770          604,537
(a) KB Financial Group Inc., ADR .......................      South Korea               10,329          471,932
    Mitsubishi UFJ Financial Group Inc. ................          Japan                 36,000          314,047
    Sumitomo Mitsui Financial Group Inc. ...............          Japan                     48          301,057
                                                                                                    -----------
                                                                                                      3,018,921
                                                                                                    -----------
    COMMERCIAL SERVICES & SUPPLIES 1.2%
    Adecco SA ..........................................       Switzerland               6,810          292,169
    G4S PLC ............................................      United Kingdom           264,658          956,956
                                                                                                    -----------
                                                                                                      1,249,125
                                                                                                    -----------
    COMPUTERS & PERIPHERALS 1.3%
(a) Lexmark International Inc., A . ....................      United States             11,370          370,321
    Lite-On Technology Corp. ...........................         Taiwan                423,931          369,437
    Seagate Technology .................................      United States             50,128          607,551
                                                                                                    -----------
                                                                                                      1,347,309
                                                                                                    -----------
    CONSUMER FINANCE 0.3%
    Aiful Corp. ........................................          Japan                     49              379
    Promise Co. Ltd. ...................................          Japan                 14,250          275,844
                                                                                                    -----------
                                                                                                        276,223
                                                                                                    -----------

104 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

         TEMPLETON GLOBAL ASSET ALLOCATION FUND            COUNTRY/ORGANIZATION   SHARES/WARRANTS     VALUE
--------------------------------------------------------   --------------------   ---------------   -----------
    COMMON STOCKS AND WARRANTS (CONTINUED)
    DIVERSIFIED FINANCIAL SERVICES 0.7%
    ING Groep NV .......................................        Netherlands             36,961      $   776,256
                                                                                                    -----------
    DIVERSIFIED TELECOMMUNICATION SERVICES 5.2%
    Chunghwa Telecom Co. Ltd., ADR .....................          Taiwan                25,259          597,880
    France Telecom SA, ADR .............................          France                47,413        1,328,038
    Singapore Telecommunications Ltd. ..................         Singapore             403,525          922,447
    Telefonica SA, ADR .................................           Spain                17,573        1,256,294
    Telekom Austria AG, ADR ............................          Austria               12,980          454,300
    Telenor ASA ........................................          Norway                74,594          910,983
                                                                                                    -----------
                                                                                                      5,469,942
                                                                                                    -----------
    ELECTRIC UTILITIES 0.8%
    E.ON AG ............................................          Germany               17,130          865,074
                                                                                                    -----------
    ELECTRICAL EQUIPMENT 0.3%
(a) Vestas Wind Systems AS .............................          Denmark                4,342          369,236
                                                                                                    -----------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.9%
    FUJIFILM Holdings Corp. ............................          Japan                 15,011          387,142
    Tyco Electronics Ltd. ..............................       United States             8,326          230,297
    Venture Corp. Ltd. .................................         Singapore              60,159          327,329
                                                                                                    -----------
                                                                                                        944,768
                                                                                                    -----------
    FOOD PRODUCTS 0.8%
    Unilever PLC .......................................      United Kingdom            30,710          834,937
                                                                                                    -----------
    HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
(a) Boston Scientific Corp. ............................       United States            56,897          698,126
    Covidien Ltd. ......................................       United States             8,326          447,606
                                                                                                    -----------
                                                                                                      1,145,732
                                                                                                    -----------
    HEALTH CARE PROVIDERS & SERVICES 0.9%
    Quest Diagnostics Inc. .............................       United States            17,660          912,492
                                                                                                    -----------
    HOTELS, RESTAURANTS & LEISURE 0.7%
    Compass Group PLC ..................................      United Kingdom           124,708          773,353
                                                                                                    -----------
    INDUSTRIAL CONGLOMERATES 2.5%
    General Electric Co. ...............................       United States            23,450          597,975
    Koninklijke Philips Electronics NV                          Netherlands             21,170          568,348
    Siemens AG, ADR ....................................          Germany               12,220        1,147,336
    Tyco International Ltd. ............................       United States             8,326          291,577
                                                                                                    -----------
                                                                                                      2,605,236
                                                                                                    -----------
    INSURANCE 4.0%
    ACE Ltd. ...........................................          Bermuda               17,838          965,571
    American International Group Inc. ..................       United States            14,068           46,846
    Aviva PLC ..........................................      United Kingdom            55,739          484,776
    AXA SA .............................................          France                36,961        1,190,381
    Old Mutual PLC .....................................      United Kingdom           259,095          362,620

                                       Quarterly Statements of Investments | 105

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)


         TEMPLETON GLOBAL ASSET ALLOCATION FUND            COUNTRY/ORGANIZATION   SHARES/WARRANTS      VALUE
--------------------------------------------------------   --------------------   ---------------   -----------
    COMMON STOCKS AND WARRANTS (CONTINUED)
    INSURANCE (CONTINUED)
    Progressive Corp. ..................................       United States            34,660      $   603,084
    Torchmark Corp. ....................................       United States            10,120          605,176
                                                                                                    -----------
                                                                                                      4,258,454
                                                                                                    -----------
    IT SERVICES 0.8%
    Accenture Ltd., A ..................................       United States            22,100          839,800
                                                                                                    -----------
    MEDIA 5.9%
    British Sky Broadcasting Group PLC .................      United Kingdom            68,871          512,337
    Comcast Corp., A ...................................       United States            53,133        1,047,783
(a) The DIRECTV Group Inc. .............................       United States            25,477          666,733
    News Corp., A ......................................       United States            64,570          774,194
    Pearson PLC ........................................      United Kingdom            63,912          692,329
    Reed Elsevier NV                                            Netherlands             37,947          562,039
    Time Warner Inc. ...................................       United States            60,448          792,473
(a) Viacom Inc., B .....................................       United States            28,204          700,587
    Vivendi SA .........................................          France                14,980          464,014
                                                                                                    -----------
                                                                                                      6,212,489
                                                                                                    -----------
    MULTI-UTILITIES 0.4%
    Centrica PLC .......................................      United Kingdom            84,222          473,843
                                                                                                    -----------
    MULTILINE RETAIL 0.9%
    Target Corp. .......................................       United States            18,767          920,521
                                                                                                    -----------
    OIL, GAS & CONSUMABLE FUELS 4.2%
    BP PLC .............................................      United Kingdom           123,342        1,027,113
    El Paso Corp. ......................................       United States            49,332          629,476
    Eni SpA ............................................           Italy                39,292        1,028,060
    Royal Dutch Shell PLC, B ...........................      United Kingdom            38,104        1,071,007
    Total SA, B ........................................          France                12,240          733,143
                                                                                                    -----------
                                                                                                      4,488,799
                                                                                                    -----------
    PAPER & FOREST PRODUCTS 1.0%
    Stora Enso OYJ, R ..................................          Finland               30,877          296,659
    UPM-Kymmene OYJ ....................................          Finland               52,175          802,936
                                                                                                    -----------
                                                                                                      1,099,595
                                                                                                    -----------
    PHARMACEUTICALS 7.4%
    Abbott Laboratories ................................       United States            15,877          914,198
    Bristol-Myers Squibb Co. ...........................       United States            23,584          491,726
    GlaxoSmithKline PLC ................................      United Kingdom            30,757          666,204
    Merck & Co. Inc. ...................................       United States            24,820          783,319
    Merck KGaA .........................................          Germany                4,760          504,870
    Novartis AG ........................................        Switzerland             11,760          612,369
    Pfizer Inc. ........................................       United States            60,304        1,112,006
    Sanofi-Aventis .....................................          France                13,311          871,630
    Takeda Pharmaceutical Co. Ltd. .....................           Japan                14,786          744,764
(a) Watson Pharmaceuticals Inc. ........................       United States            40,492        1,154,022
                                                                                                    -----------
                                                                                                      7,855,108
                                                                                                    -----------

 106 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

         TEMPLETON GLOBAL ASSET ALLOCATION FUND            COUNTRY/ORGANIZATION     SHARES/WARRANTS         VALUE
--------------------------------------------------------   --------------------     ---------------      -----------
    COMMON STOCKS AND WARRANTS (CONTINUED)
    REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
    Cheung Kong (Holdings) Ltd. ........................         Hong Kong                37,748         $   427,580
                                                                                                         -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.2%
(a) Infineon Technologies AG, ADR ......................           Germany                51,804             289,584
    Samsung Electronics Co. Ltd. .......................         South Korea               2,200           1,008,158
                                                                                                         -----------
                                                                                                           1,297,742
                                                                                                         -----------
    SOFTWARE 4.1%
(a) Check Point Software Technologies Ltd. .............          Israel                  27,306             620,939
    Microsoft Corp. ....................................       United States              39,012           1,041,230
    Nintendo Co. Ltd. ..................................          Japan                    2,341             993,364
(a) Oracle Corp. .......................................       United States              61,267           1,244,333
    SAP AG, ADR ........................................          Germany                  7,470             399,122
                                                                                                         -----------
                                                                                                           4,298,988
                                                                                                         -----------
    SPECIALTY RETAIL 0.8%
(a) Chico's FAS Inc. ...................................       United States              36,461             199,441
    The Gap Inc. .......................................       United States              36,569             650,197
                                                                                                         -----------
                                                                                                             849,638
                                                                                                         -----------
    TRADING COMPANIES & DISTRIBUTORS 0.3%
    Wolseley PLC .......................................      United Kingdom              36,280             274,194
                                                                                                         -----------
    WIRELESS TELECOMMUNICATION SERVICES 1.1%
     Vodafone Group PLC, ADR ...........................      United Kingdom              50,593           1,118,105
                                                                                                         -----------
    TOTAL COMMON STOCKS AND WARRANTS
     (COST $59,071,646) ................................                                                  60,961,118
                                                                                                         -----------
    PREFERRED STOCKS (COST $73,607) 0.5%
    METALS & MINING 0.5%
    Companhia Vale do Rio Doce, ADR, pfd., A ...........          Brazil                  33,728             596,985
                                                                                                         -----------

                                                                                   PRINCIPAL AMOUNT (c)
                                                                                  ----------------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 36.5%
       European Investment Bank, senior note,
        4.50%, 5/15/13 .................................      Supranational (d)        2,550,000     NOK     421,731
        1612/37, 6.50%, 9/10/14 ........................      Supranational (d)          291,000     NZD     194,624
(e, f) Government of Argentina, senior bond, FRN,
        3.127%, 8/03/12 ................................          Argentina            1,334,000             485,082
       Government of Indonesia,
        FR31, 11.00%, 11/15/20 .........................          Indonesia       12,000,000,000     IDR   1,103,923
        FR37, 12.00%, 9/15/26 ..........................          Indonesia        3,140,000,000     IDR     303,345
        FR40, 11.00%, 9/15/25 ..........................          Indonesia        9,900,000,000     IDR     878,446
       Government of Malaysia,
        3.756%, 4/28/11 ................................          Malaysia            13,480,000     MYR   3,898,353
        3.833%, 9/28/11 ................................          Malaysia                35,000     MYR      10,126
        3.461%, 7/31/13 ................................          Malaysia             1,340,000     MYR     378,951
        3.814%, 2/15/17 ................................          Malaysia             6,640,000     MYR   1,823,616
        4.24%, 2/07/18 .................................          Malaysia             3,895,000     MYR   1,104,252
       Government of Mexico, 10.00%, 12/05/24 ..........           Mexico                133,000 (g) MXN   1,385,938

                                       Quarterly Statements of Investments | 107

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

         TEMPLETON GLOBAL ASSET ALLOCATION FUND            COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT(c)        VALUE
--------------------------------------------------------   --------------------   --------------------    -------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    Government of New Zealand, 7.00%, 7/15/09 ..........       New Zealand            3,204,000     NZD   $   2,147,298
    Government of Norway,
          5.50%, 5/15/09 ...............................         Norway               3,740,000     NOK         636,904
          6.00%, 5/16/11 ...............................         Norway               5,800,000     NOK       1,020,860
    Government of Poland,
          6.00%, 5/24/09 ...............................         Poland               9,900,000     PLN       4,092,055
          5.75%, 9/23/22 ...............................         Poland               4,075,000     PLN       1,688,931
    Government of Singapore,
          4.375%, 1/15/09 ..............................       Singapore                200,000     SGD         140,274
          2.375%, 10/01/09 .............................       Singapore                 75,000     SGD          52,605
    Government of Sweden,
          5.00%, 1/28/09 ...............................         Sweden              15,660,000     SEK       2,262,990
          4.00%, 12/01/09 ..............................         Sweden               8,510,000     SEK       1,230,527
          5.50%, 10/08/12 ..............................         Sweden               8,620,000     SEK       1,322,750
    KfW Bankengruppe,
      (e) FRN, 0.688%, 8/08/11 .........................        Germany             235,000,000     JPY       2,207,318
          senior note, 6.50%, 11/15/11 .................        Germany                 250,000     NZD         167,277
    Korea Treasury Bond, 0525-2703, 5.25%, 3/10/27 .....       South Korea        1,895,000,000     KRW       1,423,585
    Korea Treasury Note,
          0525-1209, 5.25%, 9/10/12 ....................       South Korea        1,840,000,000     KRW       1,498,728
          0550-1709, 5.50%, 9/10/17 ....................       South Korea        2,395,000,000     KRW       1,909,928
    New South Wales Treasury Corp., 6.00%, 5/01/12 .....        Australia             1,025,000     AUD         812,883
    Nota Do Tesouro Nacional,
          9.762%, 1/01/12 ..............................         Brazil                   3,450 (h) BRL       1,619,532
      (i) Index Linked, 10.461%, 5/15/15 ...............         Brazil                   1,000 (h) BRL         802,729
      (i) Index Linked, 10.461%, 5/15/45 ...............         Brazil                   1,430 (h) BRL       1,094,385
    Province of Ontario, 6.25%, 6/16/15 ................         Canada                  64,000     NZD          41,488
    Queensland Treasury Corp., 6.00%, 7/14/09 ..........        Australia               540,000     AUD         426,333
    Svensk Exportkredit AB, senior note, 7.625%,
      6/30/14 ..........................................         Sweden                  85,000     NZD          59,586
                                                                                                          -------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $39,454,684) ...............................                                                     38,647,353
                                                                                                          -------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
      (COST $98,599,937) ...............................                                                    100,205,456
                                                                                                          -------------
    SHORT TERM INVESTMENTS 2.2%
    FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $1,394,899) 1.3%
(j) Egypt Treasury Bills, 12/16/08 - 9/22/08 ...........         Egypt                8,300,000     EGP       1,404,307
                                                                                                          -------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
      (COST $99,994,836) ...............................                                                    101,609,763
                                                                                                          -------------

108 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

         TEMPLETON GLOBAL ASSET ALLOCATION FUND            COUNTRY/ORGANIZATION    SHARES        VALUE
--------------------------------------------------------   --------------------   --------   -------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MONEY MARKET FUNDS (COST $911,296) 0.9%

(k) Franklin Institutional Fiduciary Trust Money Market
     Portfolio, 1.98% ..................................      United States       911,296    $     911,296
                                                                                             -------------
    TOTAL INVESTMENTS (COST $100,906,132) 96.7% ........                                       102,521,059
    NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE
     CONTRACTS 1.4% ....................................                                         1,500,560
    OTHER ASSETS, LESS LIABILITIES 1.9% ................                                         1,956,131
                                                                                             -------------
    NET ASSETS 100.0% ..................................                                     $ 105,977,750
                                                                                             =============

See Currency and Selected Portfolio Abbreviations on page 121.

(a)   Non-income producing for the twelve months ended September 30, 2008.

(b)   Rounds to less than 0.1% of net assets.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d) A supranational organization is an entity formed by two or more central governments through international treaties.

(e)   The coupon rate shown represents the rate at period end.

(f) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(g)   Principal amount is stated in 100 Mexican Peso Units.

(h)   Principal amount is stated in 1,000 Brazilian Real Units.

(i)   Redemption price at maturity is adjusted for inflation.

(j)   The security is traded on a discount basis with no stated coupon rate.

(k) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 109

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                TEMPLETON GLOBAL INCOME SECURITIES FUND                     PRINCIPAL AMOUNT(a)          VALUE
-----------------------------------------------------------------------   -----------------------     ------------
        GOVERNMENT AND AGENCY SECURITIES 78.7%
        ARGENTINA 2.6%
(b, c)  Government of Argentina, senior bond, FRN, 3.127%, 8/03/12 ....         86,367,000            $ 31,405,620
                                                                                                      ------------
        AUSTRALIA 5.5%
        New South Wales Treasury Corp.,
             6.00%, 5/01/12 ...........................................         13,180,000     AUD      10,452,486
             senior note, 5.50%, 3/01/17 ..............................         19,870,000     AUD      15,178,574
         Queensland Treasury Corp.,
             09G, 6.00%, 7/14/09 ......................................          3,195,000     AUD       2,522,469
             17, 6.00%, 9/14/17 .......................................         13,160,000     AUD      10,392,140
             13, 6.00%, 8/14/13 .......................................          6,580,000     AUD       5,225,504
         (d) 144A, 7.125%, 9/18/17 ....................................         33,340,000     NZD      23,448,003
                                                                                                      ------------
                                                                                                        67,219,176
                                                                                                      ------------
         AUSTRIA 3.0%
         Government of Austria, 5.00%, 7/15/12 ........................            400,000     EUR         582,924
         Oesterreichische Kontrollbank AG, senior bond, 2.75%,
           6/14/11 ....................................................         40,000,000     CHF      35,661,330
                                                                                                      ------------
                                                                                                        36,244,254
                                                                                                      ------------
         BRAZIL 2.7%
         Nota Do Tesouro Nacional,
            9.762%, 1/01/12 ...........................................             20,470 (e) BRL       9,609,223
            9.762%, 1/01/14 ...........................................              7,100 (e) BRL       3,161,255
            9.762%, 1/01/17 ...........................................             22,490 (e) BRL       9,504,856
        (f) Index Linked, 10.461%, 5/15/15 ............................              2,750 (e) BRL       2,207,505
        (f) Index Linked, 10.461%, 5/15/45 ............................             10,825 (e) BRL       8,284,418
                                                                                                      ------------
                                                                                                        32,767,257
                                                                                                      ------------
         CANADA 3.0%
         Province of Manitoba, 6.375%, 9/01/15 ........................         37,805,000     NZD      24,793,244
         Province of Ontario, 6.25%, 6/16/15 ..........................         19,125,000     NZD      12,397,825
                                                                                                      ------------
                                                                                                        37,191,069
                                                                                                      ------------
         FRANCE 3.4%
         Government of France,
            4.00%, 10/25/09 ...........................................            195,000     EUR         275,256
            4.25%, 10/25/17 ...........................................         27,650,000     EUR      38,762,235
            4.25%, 4/25/19 ............................................          1,520,000     EUR       2,108,752
                                                                                                      ------------
                                                                                                        41,146,243
                                                                                                      ------------
         GERMANY 4.5%
(b)      KfW Bankengruppe, FRN, 0.688%, 8/08/11 .......................      4,590,000,000     JPY      43,113,145
         Landwirtschaftliche Rentenbank, senior note, 8.50%, 2/22/16...        137,707,000     MXN      12,290,602
                                                                                                      ------------
                                                                                                        55,403,747
                                                                                                      ------------
         INDONESIA 5.7%
         Government of Indonesia,
            FR20, 14.275%, 12/15/13 ...................................     14,267,000,000     IDR       1,592,367
            FR31, 11.00%, 11/15/20 ....................................     60,210,000,000     IDR       5,538,935

110 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)


               TEMPLETON GLOBAL INCOME SECURITIES FUND                      PRINCIPAL AMOUNT(a)           VALUE
----------------------------------------------------------------------    -----------------------     ------------
    GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    INDONESIA (CONTINUED)
    Government of Indonesia, (continued)
        FR34, 12.80%, 6/15/21 .........................................    107,820,000,000     IDR    $ 11,227,911
        FR35, 12.90%, 6/15/22 .........................................     27,622,000,000     IDR       2,863,255
        FR36, 11.50%, 9/15/19 .........................................     30,075,000,000     IDR       2,890,295
        FR37, 12.00%, 9/15/26 .........................................      8,230,000,000     IDR         795,072
        FR39, 11.75%, 8/15/23 .........................................      5,491,000,000     IDR         526,245
        FR40, 11.00%, 9/15/25 .........................................     61,856,000,000     IDR       5,488,600
        FR42, 10.25%, 7/15/27 .........................................     79,804,000,000     IDR       6,608,577
        FR43, 10.25%, 7/15/22 .........................................     59,250,000,000     IDR       5,089,344
        FR44, 10.00%, 9/15/24 .........................................      4,454,000,000     IDR         366,798
        FR46, 9.50%, 7/15/23 ..........................................    194,080,000,000     IDR      15,538,743
        FR47, 10.00%, 2/15/28 .........................................     60,387,000,000     IDR       4,882,748
        FR48, 9.00%, 9/15/18 ..........................................     16,920,000,000     IDR       1,380,065
        FR49, 9.00%, 9/15/13 ..........................................     53,560,000,000     IDR       4,887,420
                                                                                                      ------------
                                                                                                        69,676,375
                                                                                                      ------------
    IRAQ 0.1%
(g) Government of Iraq, Reg S, 5.80%, 1/15/28 .........................          2,415,000               1,635,921
                                                                                                      ------------
    MALAYSIA 5.7%
    Government of Malaysia,
        4.305%, 2/27/09 ...............................................          4,210,000     MYR       1,226,044
        7.00%, 3/15/09 ................................................         12,234,000     MYR       3,606,830
        4.032%, 9/15/09 ...............................................         35,650,000     MYR      10,383,962
        6.844%, 10/01/09 ..............................................          2,800,000     MYR         837,875
        3.869%, 4/13/10 ...............................................          1,690,000     MYR         490,677
        3.756%, 4/28/11 ...............................................        106,560,000     MYR      30,816,657
        3.833%, 9/28/11 ...............................................          3,660,000     MYR       1,058,890
        3.461%, 7/31/13 ...............................................         12,600,000     MYR       3,563,269
        3.814%, 2/15/17 ...............................................         18,885,000     MYR       5,186,595
        4.24%, 2/07/18 ................................................         44,360,000     MYR      12,576,282
                                                                                                      ------------
                                                                                                        69,747,081
                                                                                                      ------------
    MEXICO 11.1%
    Government of Mexico,
        9.00%, 12/20/12 ...............................................            265,000 (h) MXN       2,487,651
        8.00%, 12/19/13 ...............................................            794,500 (h) MXN       7,165,779
        8.00%, 12/17/15 ...............................................            726,000 (h) MXN       6,507,402
        7.25%, 12/15/16 ...............................................            250,000 (h) MXN       2,123,512
        10.00%, 12/05/24 ..............................................          7,082,800 (h) MXN      73,806,925
        10.00%, 11/20/36 ..............................................            365,000 (h) MXN       3,850,477
    (d) 144A, 7.50%, 3/08/10 ..........................................            450,000     EUR         644,093
        M 10, 7.75%, 12/14/17 .........................................          4,473,000 (h) MXN      39,306,692
                                                                                                      ------------
                                                                                                       135,892,531
                                                                                                      ------------

                                       Quarterly Statements of Investments | 111

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                TEMPLETON GLOBAL INCOME SECURITIES FUND                   PRINCIPAL AMOUNT(a)        VALUE
-----------------------------------------------------------------------   -------------------    -------------
    GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    NETHERLANDS 1.4%
    Government of the Netherlands, 4.50%, 7/15/17 .....................         12,280,000 EUR   $  17,505,493
                                                                                                 -------------
    NEW ZEALAND 0.1%
    Government of New Zealand, 7.00%, 7/15/09 .........................          2,435,000 NZD       1,631,920
                                                                                                 -------------
    NORWAY 2.2%
    Government of Norway,
        5.50%, 5/15/09 ................................................         76,360,000 NOK      13,003,748
        6.00%, 5/16/11 ................................................         29,300,000 NOK       5,157,103
        6.50%, 5/15/13 ................................................         49,400,000 NOK       9,158,729
                                                                                                 -------------
                                                                                                    27,319,580
                                                                                                 -------------
    PERU 0.3%
    Government of Peru,
        7, 8.60%, 8/12/17 .............................................          6,185,000 PEN       2,092,619
        7.84%, 8/12/20 ................................................          4,945,000 PEN       1,585,222
                                                                                                 -------------
                                                                                                     3,677,841
                                                                                                 -------------
    PHILIPPINES 0.0% (i)
(g) Government of the Philippines, Reg S, 9.125%, 2/22/10 .............            330,000 EUR         475,236
                                                                                                 -------------
    POLAND 1.8%
    Government of Poland,
        6.00%, 5/24/09 ................................................          4,045,000 PLN       1,671,956
        5.75%, 9/23/22 ................................................         48,750,000 PLN      20,204,997
                                                                                                 -------------
                                                                                                    21,876,953
                                                                                                 -------------
    RUSSIA 0.9%
    Government of Russia,
      (g) Reg S, senior bond, 7.50%, 3/31/30 ..........................          5,208,700           5,339,699
      (d) 144A, senior bond, 7.50%, 3/31/30 ...........................          5,184,200           5,280,605
                                                                                                 -------------
                                                                                                    10,620,304
                                                                                                 -------------
    SINGAPORE 2.3%
    Government of Singapore,
        4.375%, 1/15/09 ...............................................         35,320,000 SGD      24,772,382
        2.375%, 10/01/09 ..............................................          4,660,000 SGD       3,268,518
                                                                                                 -------------
                                                                                                    28,040,900
                                                                                                 -------------
    SOUTH AFRICA 0.0%  (i)
    Government of South Africa, 5.25%, 5/16/13 ........................            200,000 EUR         259,739
                                                                                                 -------------
    SOUTH KOREA 7.5%
    Korea Deposit Insurance Corp.,
        07-1, 5.57%, 9/14/12 ..........................................      6,600,000,000 KRW       5,308,107
        08-1, 5.28%, 2/15/13 ..........................................        880,000,000 KRW         697,248
    Korea Treasury Bond,
        0500-1609, 5.00%, 9/10/16 .....................................      2,806,000,000 KRW       2,171,427
        0525-2703, 5.25%, 3/10/27 .....................................     16,857,900,000 KRW      12,664,201

112 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                  TEMPLETON GLOBAL INCOME SECURITIES FUND                     PRINCIPAL AMOUNT(a)        VALUE
---------------------------------------------------------------------------   -------------------    -------------
    GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    SOUTH KOREA (CONTINUED)
    Korea Treasury Note,
        0525-1209, 5.25%, 9/10/12 .........................................     28,539,000,000 KRW   $  23,245,766
        0550-1709, 5.50%, 9/10/17 .........................................     59,230,600,000 KRW      47,234,313
                                                                                                     -------------
                                                                                                        91,321,062
                                                                                                     -------------
(j) SUPRANATIONAL 6.1%
    European Bank For Reconstruction & Development, senior note,
        5.10%, 6/12/09 ....................................................         40,000,000 PLN      16,517,647
    European Investment Bank, senior note,
        1612/37, 6.50%, 9/10/14 ...........................................          7,850,000 NZD       5,250,174
        4.50%, 5/15/13 ....................................................         33,700,000 NOK       5,573,466
    (b) FRN, 0.205%, 9/21/11 ..............................................      3,040,000,000 JPY      28,594,758
    Inter-American Development Bank,
        1.90%, 7/08/09 ....................................................        175,000,000 JPY       1,658,387
        6.00%, 12/15/17 ...................................................            575,000 NZD         372,382
        senior note, 7.50%, 12/05/24 ......................................        200,000,000 MXN      16,174,908
                                                                                                     -------------
                                                                                                        74,141,722
                                                                                                     -------------
    SWEDEN 6.4%
    Government of Sweden,
        5.00%, 1/28/09 ....................................................        377,720,000 SEK      54,583,429
        4.00%, 12/01/09 ...................................................        163,000,000 SEK      23,569,437
                                                                                                        78,152,866
    UNITED STATES 2.4%
    Alabama Public Housing Authorities Capital Program Revenue,
     Series B, FSA Insured, 4.45%, 1/01/24 ................................            680,000             587,078
    Bexar County Hospital District GO, Certificates of Obligation,
     5.00%, 2/15/32 .......................................................          1,615,000           1,456,875
    Bexar County Revenue, Venue Project, Refunding, Series A, BHAC
     Insured, 5.25%, 8/15/47 ..............................................          1,450,000           1,272,506
    California State GO, Refunding,
        5.125%, 4/01/33 ...................................................          4,725,000           4,413,008
        5.00%, 4/01/38 ....................................................          5,015,000           4,536,970
    Florida State Hurricane Catastrophe Fund Finance Corp. Revenue,
     Series A, 4.25%, 7/01/14 .............................................          4,545,000           4,418,286
    Hamilton County Sales Tax Revenue, Refunding, Sub Series A, FSA
     Insured, 5.00%, 12/01/32 .............................................          3,650,000           3,279,014
    Illinois Municipal Electricity Agency Power Supply Revenue, Series
     A, BHAC Insured, 5.00%, 2/01/35 ......................................          2,155,000           2,060,697
    Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
     Refunding, Third Indenture Series A, FGIC Insured, 5.00%, 7/01/19 ....          1,500,000           1,545,180
    New York City GO, Sub Series L-1, 5.00%, 4/01/26 ......................            700,000             652,316
    North Carolina Eastern Municipal Power Agency Power System Revenue,
     Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19 ................          2,400,000           2,447,352

                                       Quarterly Statements of Investments | 113

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

                      TEMPLETON GLOBAL INCOME SECURITIES FUND                          PRINCIPAL AMOUNT(a)         VALUE
------------------------------------------------------------------------------------   -------------------    ----------------
    GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    UNITED STATES (CONTINUED)
    Seattle Water System Revenue, BHAC Insured, 5.00%, 9/01/34 .....................        1,860,000         $      1,731,325
    Wisconsin State GO, Series A, FGIC Insured, 5.00%, 5/01/21 .....................          500,000                  500,290
                                                                                                              ----------------
                                                                                                                    28,900,897
                                                                                                              ----------------
    U.S. TERRITORIES 0.0% (i)
    PUERTO RICO 0.0% (i)
    Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
     MBIA Insured, 5.50%, 7/01/21 ..................................................          875,000                  853,799
                                                                                                              ----------------
    TOTAL GOVERNMENT AND AGENCY SECURITIES (COST $1,030,249,062)                                                   963,107,586
                                                                                                              ----------------
    SHORT TERM INVESTMENTS 15.9%
    GOVERNMENT AND AGENCY SECURITIES 6.2%
    EGYPT 6.2%

(k) Egypt Treasury Bill, 10/07/08 - 9/22/09  .......................................      360,425,000 EGP           63,098,978
(k) Egypt Treasury Bill, 8/04/09 ...................................................       76,500,000 EGP           12,989,920
                                                                                                              ----------------
    TOTAL GOVERNMENT AND AGENCY SECURITIES (COST $76,291,169) ......................                                76,088,898
                                                                                                              ----------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $1,106,540,231) ...........                             1,039,196,484
                                                                                                              ----------------
    UNITED STATES 9.7%
    REPURCHASE AGREEMENTS (COST $118,675,444) 9.7%
(l) Joint Repurchase Agreement, 1.347%, 10/01/08 (Maturity Value $118,679,885) .....      118,675,444              118,675,444
     ABN AMRO Bank NV, New York Branch (Maturity Value $18,776,345)
     Banc of America Securities LLC (Maturity Value $14,645,098)
     Barclays Capital Inc. (Maturity Value $18,963,859)
     BNP Paribas Securities Corp. (Maturity Value $18,400,129)
     Credit Suisse Securities (USA) LLC (Maturity Value $3,755,032)
     Deutsche Bank Securities Inc. (Maturity Value $6,962,949)
     Dresdner Kleinwort Securities LLC (Maturity Value $14,082,554)
     Greenwich Capital Markets Inc. (Maturity Value $19,338,887)
     UBS Securities LLC (Maturity Value $3,755,032)
       Collateralized by U.S. Government Agency Securities, 2.20% - 7.25%,
        11/07/08 - 4/24/13; kU.S. Government Agency Discount Notes, 12/30/08; and
          U.S. Treasury Notes, 1.875% - 4.875%, 1/15/09 - 7/31/13
                                                                                                              ----------------
    TOTAL INVESTMENTS (COST $1,225,215,675) 94.6% ..................................                             1,157,871,928
    NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS 4.2% .................                                51,116,632
    NET UNREALIZED GAIN ON INTEREST RATE SWAPS 0.0% (i) ............................                                    20,733
    OTHER ASSETS, LESS LIABILITIES 1.2% ............................................                                15,350,772
                                                                                                              ----------------
    NET ASSETS 100.0% ..............................................................                          $  1,224,360,065
                                                                                                              ================

114 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

TEMPLETON GLOBAL INCOME SECURITIES FUND

See Currency and Selected Portfolio Abbreviations on page 121.

(a)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)   The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the aggregate value of these securities was $29,372,701, representing 2.40% of net assets.

(e)   Principal amount is stated in 1,000 Brazilian Real Units.

(f)   Principal amount of security is adjusted for inflation.

(g) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the aggregate value of these securities was $7,450,856, representing 0.61% of net assets.

(h)   Principal amount is stated in 100 Mexican Peso Units.

(i)   Rounds to less than 0.1% of net assets.

(j) A supranational organization is an entity formed by two or more central governments through international treaties.

(k)   The security is traded on a discount basis with no stated coupon rate.

(l) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2008, all repurchase agreements had been entered into on that date.

                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 115

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

         TEMPLETON GROWTH SECURITIES FUND                    COUNTRY              SHARES              VALUE
--------------------------------------------------        --------------        ----------        -------------
        COMMON STOCKS 95.0%
        AEROSPACE & DEFENSE 0.6%
        BAE Systems PLC ..........................        United Kingdom           855,110        $   6,303,101
   (a)  BAE Systems PLC, 144A ....................        United Kingdom               369                2,720
        Raytheon Co. .............................         United States           186,177            9,962,331
                                                                                                  -------------
                                                                                                     16,268,152
                                                                                                  -------------
        AIR FREIGHT & LOGISTICS 3.0%
        Deutsche Post AG .........................           Germany             1,087,062           22,723,469
        FedEx Corp. ..............................        United States            155,220           12,268,589
        United Parcel Service Inc., B ............        United States            657,270           41,335,710
                                                                                                  -------------
                                                                                                     76,327,768
                                                                                                  -------------
        AUTO COMPONENTS 0.5%
   (b)  Lear Corp. ...............................        United States            240,108            2,521,134
        NGK Spark Plug Co. Ltd. ..................            Japan                284,000            2,765,835
        Valeo SA .................................            France               202,767            6,061,187
                                                                                                  -------------
                                                                                                     11,348,156
                                                                                                  -------------
        AUTOMOBILES 2.7%
        Bayerische Motoren Werke AG ..............           Germany               573,647           22,126,549
        Harley-Davidson Inc. .....................        United States            299,480           11,170,604
        Hyundai Motor Co. Ltd. ...................         South Korea             268,950           16,830,715
        Peugeot SA ...............................            France               135,634            5,031,300
        Toyota Motor Corp. .......................            Japan                314,300           13,442,158
                                                                                                  -------------
                                                                                                     68,601,326
                                                                                                  -------------
        BEVERAGES 0.7%
   (b)  Dr. Pepper Snapple Group Inc. ............        United States            634,020           16,788,850
                                                                                                  -------------
        BIOTECHNOLOGY 2.4%
   (b)  Amgen Inc. ...............................        United States          1,032,850           61,217,019
                                                                                                  -------------
        BUILDING PRODUCTS 0.6%
        Assa Abloy AB, B .........................            Sweden               685,090            8,149,836
   (b)  USG Corp. ................................        United States            272,940            6,987,264
                                                                                                  -------------
                                                                                                     15,137,100
                                                                                                  -------------
        CAPITAL MARKETS 0.5%
   (b)  UBS AG ...................................         Switzerland             725,948           11,918,356
                                                                                                  -------------
        COMMERCIAL BANKS 7.4%
        HSBC Holdings PLC ........................        United Kingdom         2,959,079           47,253,307
        ICICI Bank Ltd., ADR .....................            India                 23,067              542,536
        Intesa Sanpaolo SpA ......................            Italy              6,641,820           35,924,022
   (c)  Kookmin Bank .............................         South Korea             426,140           19,267,434
        Mitsubishi UFJ Financial Group Inc. ......            Japan              1,535,570           13,395,591
        Royal Bank of Scotland Group PLC .........        United Kingdom         6,351,661           20,487,613
        Shinsei Bank Ltd. ........................            Japan              4,530,000           13,938,616
        Sumitomo Mitsui Financial Group Inc. .....            Japan                  2,014           12,631,845
        UniCredit SpA ............................            Italy              6,063,647           22,155,980
                                                                                                  -------------
                                                                                                    185,596,944
                                                                                                  -------------

116 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

           TEMPLETON GROWTH SECURITIES FUND                  COUNTRY              SHARES              VALUE
------------------------------------------------------    --------------        ----------        -------------
        COMMON STOCKS (CONTINUED)
        COMMERCIAL SERVICES & SUPPLIES 0.9%
        Adecco SA ....................................     Switzerland             261,060        $  11,200,226
        Pitney Bowes Inc. ............................    United States             95,140            3,164,357
        Randstad Holding NV ..........................     Netherlands             339,150            8,804,554
                                                                                                  -------------
                                                                                                     23,169,137
                                                                                                  -------------
        COMMUNICATIONS EQUIPMENT 1.1%
   (b)  Cisco Systems Inc. ...........................    United States            591,020           13,333,411
        Telefonaktiebolaget LM Ericsson, B ...........       Sweden              1,484,794           13,702,299
                                                                                                  -------------
                                                                                                     27,035,710
                                                                                                  -------------
        COMPUTERS & PERIPHERALS 0.9%
        Seagate Technology ...........................    United States          1,916,898           23,232,804
                                                                                                  -------------
        CONSTRUCTION MATERIALS 0.2%
        CRH PLC ......................................       Ireland               216,030            4,567,458
                                                                                                  -------------
        CONSUMER FINANCE 0.0% (d)
        American Express Co. .........................    United States              6,300              223,209
                                                                                                  -------------
        DIVERSIFIED FINANCIAL SERVICES 1.1%
        ING Groep NV .................................     Netherlands           1,279,530           26,872,730
                                                                                                  -------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 5.6%
        Belgacom .....................................       Belgium               233,162            8,686,789
        France Telecom SA ............................       France              1,428,670           39,792,261
        KT Corp., ADR ................................     South Korea             862,201           14,476,355
        Singapore Telecommunications Ltd. ............      Singapore           12,064,000           27,577,958
        Telefonica SA ................................        Spain                806,850           19,056,582
        Telekom Austria AG ...........................       Austria               793,940           13,837,591
        Telenor ASA ..................................       Norway              1,478,027           18,050,472
                                                                                                  -------------
                                                                                                    141,478,008
                                                                                                  -------------
        ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
          2.0%
   (b)  Flextronics International Ltd. ...............      Singapore              641,110            4,539,059
        FUJIFILM Holdings Corp. ......................        Japan                819,037           21,123,436
        Tyco Electronics Ltd. ........................    United States            847,788           23,449,816
                                                                                                  -------------
                                                                                                     49,112,311
                                                                                                  -------------
        ENERGY EQUIPMENT & SERVICES 0.6%
        Aker Solutions ASA ...........................       Norway                559,800            8,893,271
        SBM Offshore NV ..............................     Netherlands             243,430            5,143,344
                                                                                                  -------------
                                                                                                     14,036,615
                                                                                                  -------------
        FOOD PRODUCTS 2.0%
        Nestle SA ....................................     Switzerland             860,340           36,880,459
        Unilever NV ..................................     Netherlands             457,100           12,770,031
                                                                                                  -------------
                                                                                                     49,650,490
                                                                                                  -------------

                                       Quarterly Statements of Investments | 117

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

            TEMPLETON GROWTH SECURITIES FUND                     COUNTRY             SHARES              VALUE
---------------------------------------------------------     --------------       ----------        -------------
        COMMON STOCKS (CONTINUED)
        HEALTH CARE EQUIPMENT & SUPPLIES 2.8%
   (b)  Boston Scientific Corp. .........................     United States         3,115,270        $  38,224,363
        Covidien Ltd. ...................................     United States           594,418           31,955,911
        Olympus Corp. ...................................         Japan                   800               23,391
                                                                                                     -------------
                                                                                                        70,203,665
                                                                                                     -------------
        HOTELS, RESTAURANTS & LEISURE 1.3%
        Accor SA ........................................         France              163,390            8,590,297
        Compass Group PLC ...............................     United Kingdom        3,665,779           22,732,628
                                                                                                     -------------
                                                                                                        31,322,925
                                                                                                     -------------
        INDUSTRIAL CONGLOMERATES 6.2%
        General Electric Co. ............................     United States         2,123,410           54,146,955
        Koninklijke Philips Electronics NV ..............      Netherlands            912,198           24,489,662
        Siemens AG ......................................        Germany              602,004           56,145,430
        Tyco International Ltd. .........................     United States           594,418           20,816,518
                                                                                                     -------------
                                                                                                       155,598,565
                                                                                                     -------------
        INSURANCE 4.1%
        American International Group Inc. ...............     United States         1,023,745            3,409,071
        Aviva PLC .......................................     United Kingdom        3,808,161           33,120,522
        Muenchener Rueckversicherungs-Gesellschaft AG ...        Germany               95,260           14,277,939
        Old Mutual PLC ..................................     United Kingdom        7,445,420           10,420,330
        Progressive Corp. ...............................     United States           952,720           16,577,328
        Standard Life PLC ...............................     United Kingdom        2,504,813           10,918,458
        Torchmark Corp. .................................     United States           253,277           15,145,965
                                                                                                     -------------
                                                                                                       103,869,613
                                                                                                     -------------
        INTERNET & CATALOG RETAIL 0.4%
   (b)  Expedia Inc. ....................................     United States           694,780           10,498,126
                                                                                                     -------------
        IT SERVICES 2.3%
        Accenture Ltd., A ...............................     United States         1,524,537           57,932,406
                                                                                                     -------------
        MACHINERY 0.4%
        Pentair Inc .....................................     United States           259,900            8,984,743
                                                                                                     -------------
        MEDIA 9.7%
        Comcast Corp., A ................................     United States         2,085,382           41,123,733
   (b)  The Interpublic Group of Cos. Inc. ..............     United States            21,081              163,378
        News Corp., A ...................................     United States         3,701,922           44,386,045
        Pearson PLC .....................................     United Kingdom        1,618,498           17,532,434
        Reed Elsevier NV ................................      Netherlands          1,497,555           22,180,504
        Time Warner Inc. ................................     United States         3,275,372           42,940,127
   (b)  Viacom Inc., B ..................................     United States         1,325,938           32,936,300
        Vivendi SA ......................................         France            1,274,080           39,465,310
        Yell Group PLC ..................................     United Kingdom        1,753,873            2,426,737
                                                                                                     -------------
                                                                                                       243,154,568
                                                                                                     -------------

118 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

           TEMPLETON GROWTH SECURITIES FUND                    COUNTRY            SHARES              VALUE
------------------------------------------------------      --------------      ----------        -------------
        COMMON STOCKS (CONTINUED)
        OFFICE ELECTRONICS 0.8%
        Konica Minolta Holdings Ltd. .................          Japan            1,733,800        $  19,822,621
                                                                                                  -------------
        OIL, GAS & CONSUMABLE FUELS 8.1%
        BP PLC .......................................     United Kingdom        6,033,127           50,239,999
        El Paso Corp. ................................      United States        2,309,384           29,467,740
        Eni SpA ......................................          Italy              863,977           22,605,631
        Gazprom, ADR .................................         Russia              475,980           14,921,973
        Royal Dutch Shell PLC, B .....................     United Kingdom        1,421,805           39,963,335
        Total SA, B ..................................         France              785,470           47,047,523
                                                                                                  -------------
                                                                                                    204,246,201
                                                                                                  -------------
        PAPER & FOREST PRODUCTS 1.8%
        International Paper Co. ......................      United States          277,083            7,254,033
        Stora Enso OYJ, R ............................         Finland           1,117,082           10,732,657
        Svenska Cellulosa AB, B ......................         Sweden              999,463           10,412,424
        UPM-Kymmene OYJ ..............................         Finland           1,087,262           16,732,200
                                                                                                  -------------
                                                                                                     45,131,314
                                                                                                  -------------
        PHARMACEUTICALS 9.3%
        GlaxoSmithKline PLC ..........................     United Kingdom        2,234,297           48,395,437
        Merck & Co. Inc. .............................      United States          647,601           20,438,288
        Merck KGaA ...................................         Germany             234,690           24,892,438
        Novartis AG ..................................       Switzerland           762,074           39,682,882
        Pfizer Inc. ..................................      United States        3,182,513           58,685,540
        Sanofi-Aventis ...............................         France              640,537           41,943,572
                                                                                                  -------------
                                                                                                    234,038,157
                                                                                                  -------------
        REAL ESTATE MANAGEMENT & DEVELOPMENT 1.0%
        Cheung Kong (Holdings) Ltd. ..................        Hong Kong          1,199,833           13,590,764
        Swire Pacific Ltd., A ........................        Hong Kong          1,408,516           12,379,613
                                                                                                  -------------
                                                                                                     25,970,377
                                                                                                  -------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.6%
   (b)  Infineon Technologies AG .....................         Germany           2,227,809           12,394,412
        Samsung Electronics Co. Ltd. .................       South Korea            80,600           36,935,223
        Taiwan Semiconductor Manufacturing Co. Ltd. ..         Taiwan           10,146,901           16,974,506
                                                                                                  -------------
                                                                                                     66,304,141
                                                                                                  -------------
        SOFTWARE 7.3%
        Microsoft Corp. ..............................      United States        3,264,459           87,128,411
   (b)  Oracle Corp. .................................      United States        3,491,900           70,920,489
        SAP AG .......................................         Germany             448,750           23,760,500
                                                                                                  -------------
                                                                                                    181,809,400
                                                                                                  -------------
        SPECIALTY RETAIL 0.8%
        Kingfisher PLC ...............................     United Kingdom        8,525,765           20,322,702
                                                                                                  -------------
        TRADING COMPANIES & DISTRIBUTORS 0.2%
        Wolseley PLC .................................     United Kingdom          641,644            4,849,364
                                                                                                  -------------

                                       Quarterly Statements of Investments | 119

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

          TEMPLETON GROWTH SECURITIES FUND                   COUNTRY              SHARES              VALUE
------------------------------------------------------    --------------       -----------       --------------
        COMMON STOCKS (CONTINUED)
        WIRELESS TELECOMMUNICATION SERVICES 3.1%
        SK Telecom Co. Ltd. ..........................     South Korea              51,673       $    8,845,027
        SK Telecom Co. Ltd., ADR .....................     South Korea             108,491            2,041,801
        Sprint Nextel Corp. ..........................    United States          2,792,710           17,035,531
        Turkcell Iletisim Hizmetleri AS ..............        Turkey               465,865            2,828,059
        Turkcell Iletisim Hizmetleri AS, ADR .........        Turkey               246,000            3,687,540
        Vodafone Group PLC ...........................    United Kingdom        19,128,624           42,239,480
                                                                                                 --------------
                                                                                                     76,677,438
                                                                                                 --------------
        TOTAL COMMON STOCKS (COST $2,804,064,988) ....                                            2,383,318,469
                                                                                                 --------------

                                                                            PRINCIPAL AMOUNT
                                                                            ----------------

        SHORT TERM INVESTMENTS 3.6%
        U.S. GOVERNMENT AND AGENCY SECURITIES 3.6%
        FHLB,
         (e)  1/23/09 ................................    United States     $   10,000,000            9,911,170
              2.20%, 1/14/09 .........................    United States         30,000,000           29,926,320
   (e)  FHLMC, 2/02/09 ...............................    United States         25,000,000           24,748,125
   (e)  FNMA, 11/26/08 ...............................    United States         25,000,000           24,925,150
                                                                                                 --------------
        TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $89,645,420) .........................                                               89,510,765
                                                                                                 --------------
        TOTAL INVESTMENTS (COST $2,893,710,408) 98.6%
                                                                                                  2,472,829,234
        OTHER ASSETS, LESS LIABILITIES 1.4% ..........                                               34,666,975
                                                                                                 --------------
        NET ASSETS 100.0% ............................                                           $2,507,496,209
                                                                                                 ==============

See Selected Portfolio Abbreviations on page 121.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the value of this security was $2,720, representing less than 0.01% of net assets.

(b)   Non-income producing for the twelve months ended September 30, 2008.

(c)   See Note 6 regarding restricted and illiquid securities.

(d)   Rounds to less than 0.1% of net assets.

(e)   The security is traded on a discount basis with no stated coupon rate.

    | See Notes to Statements of Investments.
120 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD    - Australian Dollar
BRL    - Brazilian Real
CAD    - Canadian Dollar
CHF    - Swiss Franc
EGP    - Egyptian Pound
EUR    - Euro
GBP    - British Pound Sterling
IDR    - Indonesian Rupiah
JPY    - Japanese Yen
KRW    - South Korean Won
MXN    - Mexican Peso
MYR    - Malaysian Ringgit
NOK    - Norwegian Krone
NZD    - New Zealand Dollar
PEN    - Peruvian Nuevo Sol
PLN    - Polish Zloty
SEK    - Swedish Krona
SGD    - Singapore Dollar

SELECTED PORTFOLIO ABBREVIATIONS

ADR    - American Depository Receipt
BHAC   - Berkshire Hathaway Assurance Corp.
DIP    - Debtor-In-Possession
FFCB   - Federal Farm Credit Bank
FGIC   - Financial Guaranty Insurance Co.
FHLB   - Federal Home Loan Bank
FHLMC  - Federal Home Loan Mortgage Corp.
FICO   - Financing Corp.
FNMA   - Federal National Mortgage Association
FRN    - Floating Rate Note
FSA    - Financial Security Assurance Inc.
GDR    - Global Depository Receipt
GL     - Government Loan
GNMA   - Government National Mortgage Association
GO     - General Obligation
HUD    - Housing and Urban Development
MBIA   - Municipal Bond Investors Insurance Corp.
MTN    - Medium Term Note
PC     - Participation Certificate
PIK    - Payment-In-Kind
PIPES  - Private Investment in Public Equity Security
PL     - Project Loan
REIT   - Real Estate Investment Trust
SBA    - Small Business Administration
SDR    - Swedish Depository Receipt
SF     - Single Family
TVA    - Tennessee Valley Authority

                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 121

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds (Funds). All Funds are diversified except the Franklin Global Real Estate Securities Fund and the Templeton Global Income Securities Fund, which are non-diversified.

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in Franklin Templeton mutual funds (Underlying Funds).

Shares of the Funds are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

On September 19, 2008, the Trust's Board of Trustees approved a proposal to change the name of the Templeton Global Income Securities Fund to the Templeton Global Bond Securities Fund, effective April 24, 2009.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds and Underlying Funds are valued at their closing net asset value each trading day. Certificates of deposit, joint repurchase agreements, and repurchase agreements are valued at cost.

Securities in the Franklin Money Market Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Net asset value per share for the Franklin Templeton VIP Founding Funds Allocation Fund is calculated based on the values of the Underlying Funds.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information

122 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SECURITY VALUATION (CONTINUED)

with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

                                       Quarterly Statements of Investments | 123

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. INCOME TAXES

At September 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                            FRANKLIN
                                                         FRANKLIN            GLOBAL         FRANKLIN GLOBAL     FRANKLIN GROWTH
                                                     FLEX CAP GROWTH     COMMUNICATIONS       REAL ESTATE         AND INCOME
                                                     SECURITIES FUND     SECURITIES FUND    SECURITIES FUND     SECURITIES FUND
                                                     ----------------   -----------------   ----------------   -----------------
Cost of investments ............................     $   295,440,754    $    157,836,038    $   689,931,016    $    459,169,256
                                                     ---------------    ----------------    ---------------    ----------------
Unrealized appreciation ........................     $     9,740,562    $     34,812,754    $    81,978,950    $     49,632,923
Unrealized depreciation ........................         (24,187,087)        (25,862,035)      (160,038,448)        (91,293,425)
                                                     ---------------    ----------------    ---------------    ----------------
Net unrealized appreciation (depreciation) .....     $   (14,446,525)   $      8,950,719    $   (78,059,498)   $    (41,660,502)
                                                     ===============    ================    ===============    ================

                                                         FRANKLIN           FRANKLIN           FRANKLIN            FRANKLIN
                                                        HIGH INCOME          INCOME         LARGE CAP GROWTH    LARGE CAP VALUE
                                                      SECURITIES FUND    SECURITIES FUND    SECURITIES FUND     SECURITIES FUND
                                                     ----------------   -----------------   ----------------   -----------------
Cost of investments ............................     $   193,899,246    $  8,083,263,838    $   522,794,252    $     38,683,659
                                                     ---------------    ----------------    ---------------    ----------------
Unrealized appreciation ........................     $       498,180    $    209,251,730    $    59,280,609    $      3,337,473
Unrealized depreciation ........................         (34,698,889)     (1,749,459,633)       (61,777,268)         (5,912,655)
                                                     ---------------    ----------------    ---------------    ----------------
Net unrealized appreciation (depreciation) .....     $   (34,200,709)   $ (1,540,207,903)   $    (2,496,659)   $     (2,575,182)
                                                     ===============    ================    ===============    ================

                                                                                                                   FRANKLIN
                                                         FRANKLIN           FRANKLIN           FRANKLIN          SMALL-MID CAP
                                                       MONEY MARKET     RISING DIVIDENDS    SMALL CAP VALUE         GROWTH
                                                           FUND          SECURITIES FUND    SECURITIES FUND     SECURITIES FUND
                                                     ---------------    ----------------    ---------------    ----------------
Cost of investments ............................     $    34,443,436    $  1,523,294,121    $ 1,310,415,677    $    918,171,679
                                                     ---------------    ----------------    ---------------    ----------------
Unrealized appreciation ........................     $            --    $    401,140,092    $   187,886,626    $    176,608,802
Unrealized depreciation ........................                  --        (108,077,175)      (237,886,342)       (122,732,303)
                                                     ---------------    ----------------    ---------------    ----------------
Net unrealized appreciation (depreciation) .....     $            --    $    293,062,917    $   (49,999,716)   $     53,876,499
                                                     ===============    ================    ===============    ================

                                                                            FRANKLIN
                                                         FRANKLIN         TEMPLETON VIP         FRANKLIN           FRANKLIN
                                                     STRATEGIC INCOME    FOUNDING FUNDS     U.S. GOVERNMENT       ZERO COUPON
                                                      SECURITIES FUND    ALLOCATION FUND          FUND            FUND - 2010
                                                     ----------------   ----------------    ---------------    ----------------
Cost of investments ............................     $ 1,215,676,240    $    665,257,628    $   596,397,439    $    123,467,274
                                                     ---------------    ----------------    ---------------    ----------------
Unrealized appreciation ........................     $     8,066,632    $             --    $     9,890,654    $      8,658,827
Unrealized depreciation ........................        (135,968,071)       (124,125,381)        (3,548,839)            (17,307)
                                                     ---------------    ----------------    ---------------    ----------------
Net unrealized appreciation (depreciation) .....     $  (127,901,439)   $   (124,125,381)   $     6,341,815    $      8,641,520
                                                     ===============    ================    ===============    ================

124 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. INCOME TAXES (CONTINUED)

                                                                                             TEMPLETON           TEMPLETON
                                                 MUTUAL DISCOVERY     MUTUAL SHARES     DEVELOPING MARKETS        FOREIGN
                                                  SECURITIES FUND    SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                                 ----------------    ----------------   -------------------   ----------------
Cost of investments ..........................   $ 1,427,149,744     $ 5,192,098,559    $    1,077,669,425    $ 3,086,900,969
                                                 ---------------     ---------------    ------------------    ---------------
Unrealized appreciation ......................   $   182,433,843     $   463,081,050    $      148,353,158    $   324,694,627
Unrealized depreciation ......................      (173,554,751)       (930,208,025)         (196,345,838)      (510,523,878)
                                                 ---------------     ---------------    ------------------    ---------------
Net unrealized appreciation (depreciation) ...   $     8,879,092     $  (467,126,975)   $      (47,992,680)   $  (185,829,251)
                                                 ===============     ===============    ==================    ===============

                                                   TEMPLETON            TEMPLETON            TEMPLETON
                                                  GLOBAL ASSET        GLOBAL INCOME            GROWTH
                                                 ALLOCATION FUND     SECURITIES FUND       SECURITIES FUND
                                                 ----------------    ----------------      ----------------
Cost of investments ..........................   $   101,065,586     $ 1,227,964,233       $ 2,893,710,408
                                                 ---------------     ---------------       ---------------
Unrealized appreciation ......................   $    14,576,142     $    13,463,033       $   154,753,818
Unrealized depreciation ......................       (13,120,669)        (83,555,338)         (575,634,992)
                                                 ---------------     ---------------       ---------------
Net unrealized appreciation (depreciation) ...   $     1,455,473     $   (70,092,305)      $  (420,881,174)
                                                 ===============     ===============       ===============

4. FORWARD EXCHANGE CONTRACTS

At September 30, 2008, the Franklin Global Real Estate Securities Fund, the Franklin Strategic Income Securities Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Funds, the Templeton Global Asset Allocation Fund and the Templeton Global Income Securities Fund had the following forward exchange contracts outstanding:


                                                CONTRACT     SETTLEMENT    UNREALIZED      UNREALIZED
                                                 AMOUNT (a)     DATE      APPRECIATION   DEPRECIATION
                                                -----------  ----------   ------------   -------------
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
CONTRACTS TO BUY
        2,740,525   British Pound Sterling ...    4,888,000    10/15/08   $         --   $    (34,097)
       27,546,280   Australian Dollar ........   23,412,000    10/16/08             --     (1,652,958)
        6,896,992   British Pound Sterling ...   12,876,000    10/16/08             --       (598,302)
       10,399,736   Australian Dollar ........    8,520,000    11/14/08             --       (331,713)
        4,348,164   Euro .....................    6,157,000    11/14/08             --        (58,823)
      902,410,900   Japanese Yen .............    8,252,000    11/14/08        293,784             --
      372,864,240   Japanese Yen .............    3,544,000    11/14/08             --         (8,945)
        6,805,644   Australian Dollar ........    5,354,000    12/17/08             --           (515)
CONTRACTS TO SELL
        3,717,327   British Pound Sterling ...    7,346,554    10/15/08        729,726             --
        6,549,157   Euro .....................   10,385,293    10/15/08      1,157,979             --
       54,305,722   Australian Dollar ........   49,734,906    10/16/08      6,838,351             --
       18,555,034   British Pound Sterling ...   36,609,580    10/16/08      3,578,787             --
        7,460,053   Canadian Dollar ..........    7,414,019    10/16/08        400,375             --

                                       Quarterly Statements of Investments | 125

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                         CONTRACT             SETTLEMENT        UNREALIZED         UNREALIZED
                                                        AMOUNT (a)               DATE          APPRECIATION       DEPRECIATION
                                                        -----------           ----------       ------------       ------------
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND (CONTINUED)
CONTRACTS TO SELL (CONTINUED)
    410,932,057        Japanese Yen..............         3,885,515            10/16/08        $      9,861       $         --
      5,680,967        Singapore Dollar..........         4,214,703            10/16/08             258,101                 --
      2,482,598        Canadian Dollar...........         2,471,600            10/23/08             136,694                 --
     28,708,785        Australian Dollar.........        24,747,761            11/14/08           2,114,333                 --
      5,863,449        British Pound Sterling....        11,089,542            11/14/08             638,799                 --
     13,769,446        Euro......................        20,485,218            11/14/08           1,054,946                 --
  2,936,779,898        Japanese Yen..............        26,888,022            11/14/08                  --           (923,131)
      5,619,331        Singapore Dollar..........         4,002,372            11/14/08              83,833                 --
      3,477,957        Canadian Dollar...........         3,267,374            11/21/08                  --             (5,317)
      7,464,985        Euro......................        10,350,425            12/16/08                  --           (184,702)
     55,110,181        Australian Dollar.........        44,618,958            12/17/08           1,267,946                 --
      7,655,876        British Pound Sterling....        13,515,684            12/17/08                  --           (131,176)
      3,072,233        British Pound Sterling....         5,644,000            12/17/08             167,640                 --
     70,459,331        Hong Kong Dollar..........         9,050,071            12/17/08                  --            (35,066)
  1,203,768,048        Japanese Yen..............        11,230,132            12/17/08                  --           (223,984)
      4,001,768        New Zealand Dollar........         2,716,000            12/17/08              63,123                 --
      1,859,934        Singapore Dollar..........         1,303,570            12/17/08               3,962                 --
     22,282,722        South African Rand........         2,701,755            12/17/08              58,343                 --
     12,849,135        Australian Dollar.........        10,533,721            12/23/08             428,542                 --
      8,703,371        Euro......................        12,499,782            12/23/08             216,192                 --
      2,493,006        Singapore Dollar..........         1,748,987            12/23/08               6,266                 --
    388,286,021        Japanese Yen..............         3,648,276            12/24/08                  --            (50,740)

 Unrealized appreciation (depreciation) on offsetting forward exchange contracts........            300,020           (653,498)
                                                                                               ------------       ------------
 Unrealized appreciation (depreciation) on forward exchange contracts...................         19,807,603         (4,892,967)
                                                                                               ------------       ------------
  Net unrealized appreciation (depreciation) on forward exchange contracts..............       $ 14,914,636
                                                                                               ============

FRANKLIN STRATEGIC INCOME SECURITIES FUND
CONTRACTS TO BUY
      9,239,840        Swiss Franc...............         8,000,000            10/24/08        $    242,268       $         --
      2,723,250        Swiss Franc...............         2,500,000             1/22/09                  --            (55,835)
      4,459,000        Euro......................         6,926,165             3/04/09                  --           (636,296)
      3,380,000        Euro......................         4,901,169             5/29/09                  --           (143,193)
      2,500,000        U.S. Dollar...............         1,625,678 EUR         7/10/09             213,993                 --
      3,000,000        U.S. Dollar...............         2,153,888 EUR         9/17/09                  --            (25,706)
     38,481,000        Chinese Yuan Renminbi.....         5,609,475             9/23/09                  --            (83,939)
     25,213,795        Russian Ruble.............         1,199,478 AUD         9/24/09              22,814                 --
     38,830,178        Russian Ruble.............         1,866,434 AUD         9/28/09              20,208                 --

CONTRACTS TO SELL
     11,143,906        Mexican Peso..............        39,977,648 INR        10/20/08                  --           (163,714)
     35,467,487        Mexican Peso..............       123,540,352 INR         1/27/09                  --           (565,034)
 10,477,500,000        South Korean Won..........        12,073,913 CHF         2/13/09           2,109,719                 --
     26,512,592        Mexican Peso..............         2,356,256             2/27/09                  --            (26,274)
     22,400,000        Euro......................        33,537,952             3/04/09           1,940,496                 --

126 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                             CONTRACT            SETTLEMENT        UNREALIZED          UNREALIZED
                                                            AMOUNT (a)             DATE           APPRECIATION       DEPRECIATION
                                                          --------------         ----------       ------------       ------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND (CONTINUED)
CONTRACTS TO SELL (CONTINUED)
        3,620,000        Euro.....................           550,909,700 JPY      3/05/09         $    174,901       $         --
        3,620,000        Euro.....................           556,748,760 JPY      3/09/09              232,818                 --
       11,000,000        Euro.....................            16,782,150          3/16/09            1,267,235                 --
        3,150,000        Euro.....................           487,588,500 JPY      4/06/09              244,686                 --
       63,646,720        Mexican Peso.............             5,765,101          4/07/09               72,587                 --
        1,072,248        U.S. Dollar..............           134,851,270 KZT      4/17/09               33,821                 --
        2,505,000        Euro.....................           396,729,375 JPY      4/23/09              287,103                 --
        5,655,000        Euro.....................             8,844,872          4/23/09              875,759                 --
    3,950,000,000        South Korean Won.........             3,998,263 CHF      4/24/09              303,777                 --
        8,000,000        Euro.....................            12,306,560          5/29/09            1,045,077                 --
    3,111,000,000        South Korean Won.........             3,136,405 CHF      6/02/09              230,646                 --
        3,050,000        British Pound Sterling...            18,867,910 MYR      6/03/09              147,415                 --
        8,000,000        Euro.....................            12,189,200          6/03/09              929,415                 --
       11,610,000        Euro.....................            23,853,906 SGD      6/03/09              460,228                 --
          783,874        Euro.....................             3,911,766 MYR      6/12/09               47,255                 --
       47,681,503        Mexican Peso.............         2,156,825,128 CLP      6/12/09                   --           (407,435)
        3,868,000        Euro.....................             5,914,365          6/15/09              472,229                 --
        1,028,088        Euro.....................             5,105,998 MYR      6/15/09               54,987                 --
        2,038,072        Euro.....................            10,088,456 MYR      6/16/09               99,253                 --
       36,540,189        Mexican Peso.............            80,526,837 RUB      7/01/09                   --           (194,448)
    2,568,000,000        South Korean Won.........             2,603,934 CHF      7/09/09              206,281                 --
      507,000,000        South Korean Won.........               510,625 CHF      7/24/09               37,840                 --
       10,695,649        New Zealand Dollar.......        72,038,406,663 IDR      8/04/09              342,981                 --
        2,062,207        New Zealand Dollar.......            34,603,842 RUB      8/12/09                   --            (31,410)
        2,048,716        New Zealand Dollar.......            34,287,311 RUB      8/14/09                   --            (34,571)
        1,935,551        New Zealand Dollar.......        23,455,969,704 VND      8/14/09               25,249                 --
    2,166,048,000        South Korean Won.........             2,154,178 CHF      8/28/09              139,367                 --
        2,710,000        Euro.....................             5,480,162 SGD      9/02/09               68,609                 --
        2,030,000        Euro.....................             9,947,406 MYR      9/03/09               78,334                 --
       17,883,017        Mexican Peso.............            42,761,871 RUB      9/17/09               37,494                 --
   Unrealized appreciation (depreciation) on offsetting forward exchange contracts.........                386            (69,352)
                                                                                                  ------------       ------------
   Unrealized appreciation (depreciation) on forward exchange contracts....................         12,465,231         (2,437,207)
                                                                                                  ------------       ------------
    Net unrealized appreciation (depreciation) on forward exchange contracts...............       $ 10,028,024
                                                                                                  ============
MUTUAL DISCOVERY SECURITIES FUND
CONTRACTS TO BUY
       50,916,945        Danish Krone.............            10,538,247         10/23/08         $         --       $   (912,220)
        5,387,732        Canadian Dollar..........             5,346,164         10/27/08                   --           (277,880)
          346,272        Canadian Dollar..........               320,000         10/27/08                5,741                 --
       26,349,954        Euro.....................            40,908,818         11/13/08                   --         (3,725,905)
       18,762,187        Norwegian Krone..........             3,281,024         11/19/08                   --           (100,807)
        2,063,613        Euro.....................             2,910,520         11/28/08                1,370                 --
          290,000        British Pound Sterling...               522,899         12/12/08                   --             (5,978)

                                       Quarterly Statements of Investments | 127

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                            CONTRACT          SETTLEMENT         UNREALIZED           UNREALIZED
                                                           AMOUNT (a)           DATE            APPRECIATION         DEPRECIATION
                                                           -----------        ----------        ------------        ------------
MUTUAL DISCOVERY SECURITIES FUND(CONTINUED)
CONTRACTS TO BUY (CONTINUED)
       302,701        Euro.........................            474,559         12/15/08         $         --         $    (47,370)
       333,413        British Pound Sterling.......            590,157          1/12/09                3,845                   --
     2,645,368        Swiss Franc..................          2,426,943          2/09/09                   --              (51,821)
       715,637        British Pound Sterling.......          1,313,623          3/10/09                   --              (41,758)

CONTRACTS TO SELL
    44,250,000        Euro.........................         68,183,088         10/14/08            5,844,460                   --
   158,840,996        Danish Krone.................         32,336,530         10/23/08            2,307,081                   --
    11,018,766        Canadian Dollar..............         10,774,192         10/27/08              408,749                   --
    44,977,268        Euro........................          68,594,505         11/13/08            5,126,241                   --
 2,424,063,596        Japanese Yen.................         23,212,330         11/19/08              243,399                   --
   244,373,971        Norwegian Krone..............         47,325,707         11/19/08            5,903,980                   --
    47,960,000        Euro........................          73,831,238         11/28/08            6,156,626                   --
     3,217,445        New Zealand Dollar...........          2,396,997         12/10/08              262,027                   --
     9,005,451        British Pound Sterling.......         17,125,085         12/12/08            1,072,998                   --
    53,312,085        Euro........................          79,706,151         12/15/08            4,468,941                   --
 1,500,000,000        Japanese Yen.................         15,527,950         12/19/08            1,250,281                   --
     8,681,385        British Pound Sterling.......         15,117,943          1/12/09                   --             (348,658)
   174,298,800        Danish Krone.................         35,659,299          1/23/09            2,668,421                   --
     6,000,000        Euro........................           8,777,100          1/26/09              310,647                   --
    31,086,813        Swiss Franc..................         29,564,254          2/09/09            1,653,215                   --
       920,983        Swiss Franc..................            820,000          2/09/09                   --               (6,897)
    34,000,000        Euro........................          50,534,200          2/13/09            2,565,488                   --
    45,000,000        Swiss Franc..................         40,637,391          3/09/09              211,814                   --
    50,000,000        British Pound Sterling.......         86,707,650          3/10/09                   --           (2,154,733)
    36,603,969        Swedish Krona................          5,377,994          3/16/09              108,255                   --
    13,326,539        Singapore Dollar.............          9,498,600          3/24/09              142,852                   --
                                                                                                ------------         ------------
      Unrealized appreciation (depreciation) on forward exchange contracts..............          40,716,431           (7,674,027)
                                                                                                ------------         ------------
        Net unrealized appreciation (depreciation) on forward exchange contracts........        $ 33,042,404
                                                                                                ============

MUTUAL SHARES SECURITIES FUND
CONTRACTS TO BUY
    35,343,420        Danish Krone.................          7,420,000         10/23/08         $         --         $   (738,202)
     8,648,000        Canadian Dollar..............          8,515,001         10/27/08                   --             (379,758)
       714,186        Canadian Dollar..............            660,000         10/27/08               11,841                   --
     1,678,668        Euro........................           2,646,411         11/13/08                   --             (277,611)
    58,329,971        Norwegian Krone.............          10,457,114         11/19/08                   --             (570,103)
       730,000        British Pound Sterling.......          1,316,263         12/12/08                   --              (15,048)
       713,377        Euro........................           1,118,396         12/15/08                   --             (111,636)
       670,000        British Pound Sterling.......          1,226,837          3/10/09                   --              (36,081)

128 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                             CONTRACT          SETTLEMENT     UNREALIZED      UNREALIZED
                                                             AMOUNT (a)           DATE       APPRECIATION    DEPRECIATION
                                                           ------------        ----------    ------------    ------------
MUTUAL SHARES SECURITIES FUND (CONTINUED)
CONTRACTS TO SELL
    259,325,134    Norwegian Krone ....................      50,710,073         10/10/08     $  6,631,132    $         --
     84,139,592    Euro ...............................     129,392,938         10/14/08       10,858,550              --
    164,605,556    Danish Krone .......................      33,827,489         10/23/08        2,708,230              --
     22,361,327    Canadian Dollar ....................      21,889,769         10/27/08          854,288              --
     31,875,178    British Pound Sterling .............      61,484,031         11/12/08        4,671,202              --
     92,392,956    Euro ...............................     139,711,583         11/13/08        9,334,155              --
  1,135,049,177    Japanese Yen .......................      10,850,150         11/19/08           95,125              --
     63,767,036    Norwegian Krone ....................      12,470,000         11/19/08        1,661,399              --
     39,600,000    Euro ...............................      61,688,655         11/28/08        5,810,535              --
     62,545,000    British Pound Sterling .............     118,929,832         12/12/08        7,444,268              --
     58,267,152    Euro ...............................      87,947,832         12/15/08        5,717,733              --
  1,000,000,000    Japanese Yen .......................      10,351,967         12/19/08          833,521              --
     17,904,002    British Pound Sterling .............      31,193,645          1/12/09               --        (703,805)
    125,700,000    Danish Krone .......................      26,246,557          1/23/09        2,454,348              --
     80,000,000    Euro ...............................     117,028,000          1/26/09        4,141,961              --
     35,705,002    Swiss Franc ........................      33,956,255          2/09/09        1,898,812              --
        606,501    Swiss Franc ........................         540,000          2/09/09               --          (4,542)
     74,000,000    Euro ...............................     109,986,200          2/13/09        5,583,709              --
     47,000,000    Swiss Franc ........................      42,443,619          3/09/09          221,350              --
     64,000,000    British Pound Sterling .............     110,985,840          3/10/09               --      (2,758,010)
    205,405,471    Swedish Krona ......................      30,178,650          3/16/09          607,182              --
     17,528,217    Singapore Dollar ...................      12,493,383          3/24/09          187,890              --
                                                                                             ------------    ------------
Unrealized appreciation (depreciation) on forward exchange contracts ....................      71,727,231      (5,594,796)
                                                                                             ------------    ------------
  Net unrealized appreciation (depreciation) on forward exchange contracts ..............    $ 66,132,435
                                                                                             ============

TEMPLETON GLOBAL ASSET ALLOCATION FUND
CONTRACTS TO BUY
        825,000    Swiss Franc ........................         712,054         10/20/08     $     23,507    $         --
    250,565,000    Japanese Yen .......................       1,582,749 EUR     12/08/08          147,017              --
    127,176,500    Kazakhstani Tenge ..................         991,630          1/16/09           61,112              --
    243,250,000    Kazakhstani Tenge ..................       1,900,391          1/20/09          112,407              --
     81,000,000    Indian Rupee .......................       2,625,063 NZD      2/27/09              245              --
      1,685,000    Malaysian Ringgit ..................         333,465 EUR      7/07/09           26,775              --
        777,000    Singapore Dollar ...................         373,468 EUR      7/07/09           22,938              --
     44,640,800    Japanese Yen .......................         286,496 EUR      8/21/09           30,363              --
     22,139,600    Japanese Yen .......................         141,957 EUR      8/26/09           15,327              --
      3,000,000    Swedish Krona ......................         311,912 EUR      9/23/09               --          (8,932)

                                       Quarterly Statements of Investments | 129

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                            CONTRACT           SETTLEMENT     UNREALIZED      UNREALIZED
                                                            AMOUNT (a)            DATE       APPRECIATION    DEPRECIATION
                                                          -------------        ----------    ------------    ------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND (CONTINUED)
CONTRACTS TO SELL
        642,600    Euro ...............................     100,848,359 JPY     12/08/08     $     51,313    $         --
      8,900,000    Mexican Peso .......................       2,252,768 PEN      1/20/09               --         (54,864)
  5,650,000,000    South Korean Won ...................       6,432,369 CHF      1/30/09        1,065,562              --
      4,002,526    Mexican Peso .......................     181,050,238 CLP      6/12/09               --         (34,201)
      3,500,000    Mexican Peso .......................         328,022          7/29/09           19,396              --
        704,603    New Zealand Dollar .................   4,745,710,835 IDR      8/04/09           22,595              --
                                                                                             ------------    ------------
Unrealized appreciation (depreciation) on forward exchange contracts ....................       1,598,557         (97,997)
                                                                                             ------------    ------------
  Net unrealized appreciation (depreciation) on forward exchange contracts ..............    $  1,500,560
                                                                                             ============

TEMPLETON GLOBAL INCOME SECURITIES FUND
CONTRACTS TO BUY
    361,308,750    Kazakhstani Tenge ..................       2,850,000         10/10/08     $    162,916    $         --
  1,448,425,000    Chilean Peso .......................       2,875,000         10/20/08               --        (256,181)
    646,280,000    Chilean Peso .......................       1,280,000         10/22/08               --        (111,651)
    882,350,000    Chilean Peso .......................       1,750,000         10/23/08               --        (154,988)
    192,000,000    Kazakhstani Tenge ..................       1,500,000         11/03/08           99,912              --
      3,423,150    Swiss Franc ........................       3,000,000         11/03/08           56,860              --
  1,342,374,000    Japanese Yen .......................      12,100,000         11/04/08          597,646              --
    144,407,250    Japanese Yen .......................       1,362,076         11/14/08            5,454              --
      2,670,000    Euro ...............................       9,865,650 RON     12/03/08          125,528              --
      2,225,000    Euro ...............................       8,068,963 RON     12/04/08          160,599              --
    345,000,000    Japanese Yen .......................       3,124,123         12/04/08          151,409              --
    224,539,500    Japanese Yen .......................       2,100,817         12/05/08           31,388              --
    673,264,800    Kazakhstani Tenge ..................       5,200,000         12/12/08          392,055              --
    280,943,000    Japanese Yen .......................       2,600,000         12/15/08           72,328              --
    281,190,000    Japanese Yen .......................       2,600,000         12/17/08           75,584              --
    142,890,000    Kazakhstani Tenge ..................       1,100,000         12/22/08           85,678              --
     33,600,000    Japanese Yen .......................         321,987          1/22/09               --            (994)
      1,410,703    Peruvian Neuvo Sol .................       5,494,676 MXN      1/22/09               --         (27,218)
149,124,962,753    Viet Nam Dong ......................      12,970,535 NZD      1/22/09           83,388              --
    514,600,000    Kazakhstani Tenge ..................       4,000,000          1/29/09          254,416              --
  1,202,095,000    Japanese Yen .......................      11,500,000          1/30/09               --          (8,402)
     34,696,800    Japanese Yen .......................         226,895 EUR      1/30/09           11,535              --
    139,956,750    Kazakhstani Tenge ..................       1,085,020          2/06/09           71,169              --
    440,854,500    Japanese Yen .......................       4,150,000          2/17/09           70,643              --
     56,848,000    Kazakhstani Tenge ..................         440,000          2/26/09           28,721              --
     88,025,000    Indian Rupee .......................       2,852,731 NZD      2/27/09              267              --
    325,942,003    Kazakhstani Tenge ..................       2,529,758          2/27/09          157,426              --
126,735,095,854    Viet Nam Dong ......................      11,084,376 NZD      3/12/09               --         (40,557)
126,735,095,875    Viet Nam Dong ......................      11,089,511 NZD      3/16/09               --         (49,596)
 60,658,992,000    Viet Nam Dong ......................       4,356,973 AUD      3/23/09           49,945              --
    329,402,395    Kazakhstani Tenge ..................       2,632,271          4/30/09           65,378              --
     27,094,730    Singapore Dollar ...................      13,100,000 EUR      4/30/09          596,988              --

130 | quarterly statements of investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                        CONTRACT       SETTLEMENT    UNREALIZED     UNREALIZED
                                                        AMOUNT (a)        DATE     APPRECIATION   DEPRECIATION
                                                    -----------------  ----------   ------------   ------------
TEMPLETON GLOBAL INCOME SECURITIES FUND (continued)
CONTRACTS TO BUY (CONTINUED)
      122,773,200   Swedish Krona .............        13,100,000 EUR     4/30/09    $        --   $   (815,003)
        1,998,991   Peruvian Neuvo Sol ........         8,108,839 MXN     5/07/09             --        (64,170)
        5,296,692   Peruvian Neuvo Sol ........         1,930,000         5/08/09             --       (185,356)
        8,062,720   Peruvian Neuvo Sol ........         2,982,878         5/15/09             --       (328,637)
       10,085,857   Peruvian Neuvo Sol ........         3,728,598         5/19/09             --       (409,403)
      507,359,240   Kazakhstani Tenge .........        44,462,684 MXN     5/27/09        188,713             --
   16,998,965,000   Viet Nam Dong .............         1,193,564 AUD     5/29/09         22,206             --
   14,790,681,000   Viet Nam Dong .............         1,038,951 AUD     6/02/09         18,321             --
   62,619,618,000   Viet Nam Dong .............         4,394,304 AUD     6/22/09         67,067             --
       14,772,000   Malaysian Ringgit .........         2,923,412 EUR     7/07/09        234,727             --
        8,370,000   Singapore Dollar ..........         4,023,071 EUR     7/07/09        247,091             --
        7,600,000   Malaysian Ringgit .........         1,529,390 EUR     7/09/09         85,311             --
       10,550,000   Malaysian Ringgit .........         2,115,415 EUR     7/17/09        130,099             --
        6,015,055   Malaysian Ringgit .........         1,213,740 EUR     8/05/09         64,731             --
        1,100,000   Malaysian Ringgit .........           221,828 EUR     8/07/09         12,052             --
      279,885,550   Japanese Yen ..............         1,726,090 EUR     8/10/09        286,610             --
      154,325,250   Japanese Yen ..............           972,679 EUR     8/11/09        128,726             --
      290,165,200   Japanese Yen ..............         1,862,222 EUR     8/21/09        197,360             --
      143,907,400   Japanese Yen ..............           922,720 EUR     8/26/09         99,627             --
       27,917,500   Japanese Yen ..............           184,077 EUR     9/04/09         12,393             --
       11,099,031   U.S. Dollar ...............         7,821,727 EUR     9/08/09        109,894             --
  243,055,778,970   Viet Nam Dong .............       144,871,783 MXN     9/08/09        419,163             --
      101,991,966   Russian Ruble .............        42,848,809 MXN     9/15/09         71,915             --
      295,496,613   Russian Ruble .............        17,768,247 NZD     9/15/09             --       (366,662)
       15,520,594   U.S. Dollar ...............        11,369,815 EUR     9/15/09             --       (451,791)
        9,232,854   U.S. Dollar ...............         6,619,292 EUR     9/17/09             --        (65,695)
       14,772,566   U.S. Dollar ...............        10,464,158 EUR     9/17/09         72,885             --
       14,296,000   Chinese Yuan Renminbi .....         1,489,167 EUR     9/18/09             --        (39,199)
       89,074,900   Chinese Yuan Renminbi .....         9,307,428 EUR     9/23/09             --       (283,219)
       30,000,000   Swedish Krona .............         3,119,119 EUR     9/23/09             --        (89,324)
       39,743,000   Chinese Yuan Renminbi .....         4,095,317 EUR     9/24/09             --        (45,573)
      468,694,201   Russian Ruble .............        22,297,983 AUD     9/24/09        423,209             --
       25,000,000   Indian Rupee ..............           818,331 NZD     9/25/09          3,890             --
      837,000,000   Japanese Yen ..............         5,602,258 EUR     9/28/09        270,000             --
      258,201,997   Russian Ruble .............        12,410,890 AUD     9/28/09        134,375             --
CONTRACTS TO SELL
       22,711,151   Mexican Peso ..............     1,037,699,748 CLP    10/01/08            --        (200,920)
       23,225,918   Mexican Peso ..............     1,057,613,091 CLP    10/02/08            --        (211,844)
    2,888,971,900   South Korean Won ..........         3,505,821 CHF    11/13/08        727,722             --
       14,750,000   Romanian Leu ..............        32,712,353 NOK    11/17/08         81,391             --
    2,722,612,000   South Korean Won ..........         3,359,632 CHF    11/17/08        736,313             --
   12,324,637,500   South Korean Won ..........        14,532,681 CHF    11/25/08      2,735,297             --

                                       Quarterly Statements of Investments | 131

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                             CONTRACT        SETTLEMENT     UNREALIZED       UNREALIZED
                                             AMOUNT (a)         DATE       APPRECIATION     DEPRECIATION
                                        ------------------   ----------   ---------------   -------------
TEMPLETON GLOBAL INCOME SECURITIES FUND (CONTINUED)
CONTRACTS TO SELL (CONTINUED)
 2,307,240,000   South Korean Won ....        2,746,093 CHF     11/26/08      $   535,017    $         --
 6,395,688,000   South Korean Won ....        7,616,569 CHF     11/28/08        1,487,799              --
 2,435,035,200   South Korean Won ....        2,944,527 CHF     12/02/08          607,138              --
 7,728,240,000   South Korean Won ....        9,251,942 CHF     12/03/08        1,843,984              --
       357,000   Euro ................       56,026,866 JPY     12/08/08           28,507              --
 3,734,309,600   South Korean Won ....        4,513,743 CHF     12/09/08          931,395              --
 2,671,578,000   South Korean Won ....        4,119,944 SGD     12/10/08          651,479              --
    12,319,825   Romanian Leu ........       31,800,179 SEK     12/15/08           35,200              --
 2,136,044,750   South Korean Won ....        2,610,663 CHF     12/15/08          559,539              --
    35,134,048   Mexican Peso ........        8,893,130 PEN      1/20/09               --        (216,582)
19,086,450,000   South Korean Won ....       21,977,351 CHF      1/20/09        3,818,236              --
14,735,520,000   South Korean Won ....       16,768,537 CHF      1/21/09        2,769,648              --
    25,863,307   Mexican Peso ........            2,264,837      1/22/09               --         (69,625)
    35,571,270   Mexican Peso ........      123,684,863 INR      1/22/09               --        (573,082)
 7,467,604,560   South Korean Won ....        7,837,536          1/23/09        1,614,273              --
    30,321,722   Mexican Peso ........      105,249,728 INR      1/27/09               --        (490,880)
     6,905,529   Euro ................       10,067,915          1/28/09          323,871              --
     9,671,012   Euro ................       14,093,398          1/29/09          447,242              --
     2,754,660   Euro ................        4,039,984          2/04/09          153,269              --
   109,729,627   Mexican Peso ........        9,687,440          2/06/09               --        (198,706)
    24,730,081   Mexican Peso ........        2,185,505          2/09/09               --         (41,745)
     2,945,715   New Zealand Dollar...   34,838,652,128 VND      2/12/09           66,629              --
    17,294,895   Romanian Leu ........      113,908,408 CZK      2/12/09          202,743              --
     6,322,150   Romanian Leu ........       41,840,621 CZK      2/17/09           87,824              --
     4,372,314   Euro ................        6,316,026          2/19/09          147,708              --
     3,931,416   New Zealand Dollar...   46,557,288,113 VND      2/20/09           88,095              --
    20,047,506   Euro ................       29,139,835          2/23/09          858,494              --
    20,047,506   Euro ................    3,084,228,608 JPY      2/23/09        1,260,940              --
     6,682,502   Euro ................        9,766,477          2/25/09          339,535              --
    13,365,004   Euro ................    2,058,163,838 JPY      2/25/09          863,477              --
 3,682,120,000   South Korean Won ....        3,880,000          2/25/09          811,439              --
    19,134,891   Euro ................       27,976,632          2/26/09          983,468              --
     6,682,502   Euro ................    1,024,875,284 JPY      2/26/09          392,332              --
    30,071,259   Euro ................    4,675,686,507 JPY      2/27/09        2,380,320              --
    49,196,407   Euro ................       72,657,715          2/27/09        3,258,072              --
    58,914,810   Mexican Peso ........        5,232,001          2/27/09               --         (62,325)
     4,517,459   Romanian Leu ........       29,268,617 CZK      2/27/09           29,616              --
 3,675,562,800   South Korean Won ....        3,880,000          2/27/09          816,903              --
     6,682,502   Euro ................       10,016,803          3/03/09          590,375              --
    10,166,171   Mexican Peso ........          905,309          3/03/09               --          (7,818)
    10,023,753   Euro ................       14,994,799          3/04/09          855,286              --

132 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              CONTRACT       SETTLEMENT    UNREALIZED      UNREALIZED
                                              AMOUNT (a)        DATE      APPRECIATION    DEPRECIATION
                                             -----------    ------------- ------------   --------------
TEMPLETON GLOBAL INCOME SECURITIES FUND (CONTINUED)
CONTRACTS TO SELL (CONTINUED)
3,655,736,000   South Korean Won.........    3,880,000          3/04/09    $   833,426      $      --
    3,341,251   Euro.....................    5,032,258          3/09/09        319,301             --
    3,341,251   Euro.....................  513,877,721 JPY      3/09/09        214,891             --
    3,341,251   Euro.....................    5,048,463          3/10/09        335,549             --
    2,505,938   Euro.....................  384,147,766 JPY      3/10/09        149,416             --
    3,341,251   Euro.....................    5,105,816          3/17/09        393,202             --
7,760,000,000   South Korean Won.........    8,012,071 CHF      3/27/09        733,277             --
    6,027,094   Euro.....................  918,887,847 JPY      3/31/09        328,051             --
3,036,391,000   South Korean Won.........    3,140,768 CHF      4/01/09        292,408             --
   14,200,317   Euro.....................2,199,046,055 JPY      4/06/09      1,112,460             --
3,880,000,000   South Korean Won.........    4,025,495 CHF      4/06/09        384,987             --
    4,840,000   British Pound Sterling...    9,405,185          4/07/09        813,839             --
    3,242,581   British Pound Sterling...    8,481,749 SGD      4/14/09        206,279             --
   12,661,962   Euro.....................   19,589,279          4/14/09      1,740,996             --
   18,505,945   Euro.....................   39,015,772 SGD      4/14/09      1,330,946             --
    6,168,648   Euro.....................  959,610,305 JPY      4/14/09        532,072             --
    3,246,657   Euro.....................    6,761,033 SGD      4/17/09        175,653             --
    1,574,014   Euro.....................  246,141,160 JPY      4/20/09        149,474             --
    9,739,971   Euro.....................   20,389,655 SGD      4/20/09        605,064             --
    3,237,710   Euro.....................   15,778,980 MYR      4/21/09         72,895             --
    1,618,855   Euro.....................    3,390,530 SGD      4/24/09        102,417             --
    2,425,242   British Pound Sterling...   14,573,376 MYR      4/27/09             --        (18,998)
    1,618,855   Euro.....................    3,379,360 SGD      4/27/09         95,098             --
    2,329,569   New Zealand Dollar.......   71,377,981 INR      4/28/09             --         (2,414)
   13,708,414   British Pound Sterling...   82,870,104 MYR      4/30/09         42,813             --
  129,187,726   Mexican Peso.............   32,777,510 PEN      4/30/09             --       (719,482)
  218,306,058   Mexican Peso.............   19,760,042          5/04/09        297,710             --
   45,766,762   Mexican Peso.............  169,465,166 INR      5/04/09             --       (472,542)
    1,052,256   Euro.....................    2,149,864 SGD      5/06/09         29,991             --
  266,049,641   Mexican Peso.............   24,240,542          5/06/09        527,443             --
      808,414   British Pound Sterling...    4,872,069 MYR      5/07/09             --         (1,245)
    9,640,135   Mexican Peso.............  420,791,871 CLP      5/15/09             --       (110,636)
   90,027,727   Mexican Peso.............  250,057,232 TWD      5/18/09             --       (267,429)
   14,559,327   Mexican Peso.............  633,651,050 CLP      5/20/09             --       (170,079)
   30,000,000   Mexican Peso.............  117,663,000 INR      5/20/09             --       (165,412)
   53,095,853   Mexican Peso.............  144,700,004 TWD      6/02/09             --       (235,316)
   57,848,619   Mexican Peso.............  129,543,727 RUB      6/04/09             --       (233,076)
    5,514,624   Euro.....................   27,146,472 MYR      6/09/09        221,628             --
    6,880,600   Euro.....................   10,606,617          6/10/09        924,402             --
    4,595,521   Euro.....................   22,869,610 MYR      6/10/09        257,781             --
      778,772   Euro.....................    3,886,306 MYR      6/12/09         46,948             --

                                       Quarterly Statements of Investments | 133

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                CONTRACT          SETTLEMENT    UNREALIZED    UNREALIZED
                                               AMOUNT (a)            DATE      APPRECIATION  DEPRECIATION
                                            ---------------       ----------   ------------  ------------
TEMPLETON GLOBAL INCOME SECURITIES FUND (CONTINUED)
CONTRACTS TO SELL (CONTINUED)
    5,422,023   Mexican Peso ..............     245,259,783 CLP    6/12/09     $         --  $    (46,331)
    1,021,396   Euro ......................       5,072,765 MYR    6/15/09           54,629            --
    2,024,807   Euro ......................      10,022,795 MYR    6/16/09           98,607            --
   26,552,505   Mexican Peso ..............      59,389,235 RUB    6/19/09               --      (109,146)
   14,481,704   Mexican Peso ..............     166,257,207 KZT    6/29/09           69,498            --
   14,481,704   Mexican Peso ..............      32,179,795 RUB    6/29/09               --       (67,198)
   23,073,608   Mexican Peso ..............       6,327,476 PEN    6/30/09           32,391            --
   61,955,606   Mexican Peso ..............     136,619,484 RUB    7/10/09               --      (323,745)
    4,718,952   Euro ......................      7,295,146         7/13/09          659,710            --
    2,359,476   Euro ......................       4,877,391 SGD    7/13/09          123,962            --
   30,888,068   Mexican Peso ..............      68,008,329 RUB    7/13/09               --      (164,838)
    4,718,951   Euro ......................       7,303,266        7/14/09          667,929            --
    1,814,981   Euro ......................       9,040,420 MYR    7/14/09          108,003            --
    2,359,476   Euro ......................       4,884,752 SGD    7/14/09          129,368            --
    2,722,472   Euro ......................     124,766,772 TWD    7/14/09           36,473            --
    4,718,951   Euro ......................       7,378,552        7/15/09          743,312            --
    4,464,854   Euro ......................      22,337,396 MYR    7/15/09          294,764            --
    2,359,476   Euro ......................       4,925,682 SGD    7/15/09          158,464            --
    3,738,862   Euro ......................     172,524,578 TWD    7/15/09           86,661            --
    1,161,588   Euro ......................       5,809,102 MYR    7/16/09           76,089            --
      508,195   Euro ......................      23,529,429 TWD    7/16/09           14,251            --
    2,359,476   Euro ......................       3,703,905        7/17/09          386,382            --
    1,179,738   Euro ......................       5,902,465 MYR    7/17/09           78,109            --
    1,179,738   Euro ......................       2,451,260 SGD    7/17/09           71,271            --
    1,179,738   Euro ......................      54,702,681 TWD    7/17/09           35,611            --
    1,814,982   Euro ......................       2,826,381        7/22/09          274,626            --
    4,174,457   Euro ......................       6,530,103        7/24/09          661,242            --
      816,742   Euro ......................       4,109,111 MYR    7/24/09           61,106            --
    1,179,738   Euro ......................       2,454,044 SGD    7/24/09           73,980            --
    1,288,637   Euro ......................      59,430,005 TWD    7/24/09           29,106            --
   14,610,919   Mexican Peso ..............      32,786,902 RUB    7/24/09               --       (53,907)
   14,610,919   Mexican Peso ..............      40,787,841 TWD    7/24/09               --       (25,922)
    1,533,000   Euro ......................      56,491,050 RUB    7/28/09               --       (27,342)
      598,906   Euro ......................       3,004,709 MYR    7/31/09           42,561            --
   53,331,307   Mexican Peso ..............       5,036,244        7/31/09          334,873            --
   31,280,607   Mexican Peso ..............       2,951,279        8/04/09          195,332            --
    8,135,006   New Zealand Dollar ........  53,990,411,006 IDR    8/05/09          179,702            --
   18,285,638   New Zealand Dollar ........     306,833,000 RUB    8/12/09               --      (278,517)
    8,925,643   New Zealand Dollar ........     149,379,561 RUB    8/14/09               --      (150,616)
    8,432,616   New Zealand Dollar ........ 102,190,660,510 VND    8/14/09          110,004            --
    8,323,000   Euro ...................... 115,797,066,700 IDR    9/08/09               --       (87,160)
    8,340,000   Euro ......................     372,881,400 TWD    9/08/09               --      (167,573)

134 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                CONTRACT          SETTLEMENT    UNREALIZED    UNREALIZED
                                               AMOUNT (a)            DATE      APPRECIATION  DEPRECIATION
                                            ---------------       ----------   ------------  ------------
TEMPLETON GLOBAL INCOME SECURITIES FUND (CONTINUED)
CONTRACTS TO SELL (CONTINUED)
    7,998,680       Euro .................       11,079,425          9/11/09   $         --  $   (157,827)
    2,800,000       Euro .................      408,189,600 JPY      9/14/09         31,867            --
    2,017,928       Mexican Peso .........        4,825,270 RUB      9/17/09          4,231            --
 Unrealized appreciation/depreciation on offsetting forward
  exchange contracts .......................................................      1,078,250       (60,426)
                                                                               ------------  ------------
 Unrealized appreciation (depreciation) on forward exchange
  contracts ................................................................     61,100,955    (9,984,323)
                                                                               ------------  ------------
   Net unrealized appreciation (depreciation) on forward exchange
    contracts ..............................................................   $ 51,116,632
                                                                               ============

(a) In U.S. dollars unless otherwise indicated.

CURRENCY ABBREVIATIONS
AUD   - Australian Dollar    MYR  -  Malaysian Ringgit
CHF   - Swiss Franc          NOK  -  Norwegian Krone
CLP   - Chilean Peso         NZD  -  New Zealand Dollar
CZK   - Czech Koruna         PEN  -  Peruvian Neuvo Sol
EUR   - Euro                 RON  -  Romanian Leu
IDR   - Indonesian Rupiah    RUB  -  Russian Ruble
INR   - Indian Rupee         SEK  -  Swedish Krona
JPY   - Japanese Yen         SGD  -  Singapore Dollar
KZT   - Kazakhstani Tenge    TWD  -  Taiwanese Dollar
MXN   - Mexican Peso         VND  -  Viet Nam Dong

5. INTEREST RATE SWAPS

At September 30, 2008, the Templeton Global Income Securities Fund had the following interest rate swap contracts outstanding:

                                   FIXED RATE                                   NOTIONAL
                                   RECEIVED BY        FLOATING RATE PAID        PRINCIPAL      EXPIRATION   UNREALIZED   UNREALIZED
COUNTER PARTY                       THE FUND            BY THE FUND             AMOUNT (a)        DATE         GAIN         LOSS
---------------------------------  -----------  -----------------------------  -----------     ----------   ----------   ----------
JPMorgan ........................         7.06% Sinacofi Chile Interbank Rate  2,425,500 CLP      6/13/18   $       --   $  (42,081)
JPMorgan ........................         7.15% Sinacofi Chile Interbank Rate  2,475,000 CLP      6/18/18           --      (20,816)
JPMorgan ........................         7.50% Sinacofi Chile Interbank Rate  1,590,300 CLP      8/07/18       61,908           --
JPMorgan ........................         7.50% Sinacofi Chile Interbank Rate  1,587,200 CLP      8/13/18       60,017           --
JPMorgan ........................         7.67% Sinacofi Chile Interbank Rate    570,900 CLP      8/29/18       30,260           --
JPMorgan ........................         7.85% Sinacofi Chile Interbank Rate    702,800 CLP      7/11/18       58,338           --
JPMorgan ........................        7.855% Sinacofi Chile Interbank Rate    705,600 CLP      7/17/18       57,362           --
Merrill Lynch & Co. Inc. .........       7.053% Sinacofi Chile Interbank Rate  7,200,000 CLP      6/13/18           --     (131,162)
Merrill Lynch & Co. Inc. .........       7.094% Sinacofi Chile Interbank Rate  7,950,000 CLP      6/16/18           --     (122,357)
Merrill Lynch & Co. Inc. .........        7.40% Sinacofi Chile Interbank Rate    765,000 CLP      7/30/18       18,545           --
Merrill Lynch & Co. Inc. .........        7.40% Sinacofi Chile Interbank Rate    765,000 CLP      8/06/18       19,980           --
Merrill Lynch & Co. Inc. .........        7.51% Sinacofi Chile Interbank Rate    765,000 CLP      8/07/18       30,739           --
                                                                                                            ----------   ----------
     Unrealized gain (loss) on interest rate swaps                                                          $  337,149   $ (316,416)
                                                                                                            ----------   ----------
         Net unrealized gain (loss) on interest rate swaps                                                  $   20,733
                                                                                                            ==========

(a) In millions.

CURRENCY ABBREVIATIONS
CLP - Chiliean Peso

                                       Quarterly Statements of Investments | 135

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES

At September 30, 2008, the following funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

SHARES/
PRINCIPAL AMOUNT/                                                     ACQUISITION
WARRANTS/CONTRACTS  ISSUER                                               DATES             COST         VALUE
------------------  --------------------------------------------   ------------------   ----------   ----------
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
      309,399       Dilithium Networks Inc., depository receipt,
                     D, pfd., 144A, PIPES ......................              7/13/06   $  720,900   $  720,900
                                                                                                     ----------
                    TOTAL RESTRICTED SECURITIES (0.43% of Net Assets)

MUTUAL DISCOVERY SECURITIES FUND
       18,411       AboveNet Inc. ..............................   10/02/01 - 8/08/08   $  896,858   $  920,550
           23       AboveNet Inc., stock grant, grant price
                     $20.95, expiration date 9/09/13 ...........    4/17/06 - 9/08/06           --          586
          739       AboveNet Inc., wts., 9/08/10 ...............   10/02/01 - 9/07/07       76,964       20,692
    2,161,828       Cerberus CG Investor I LLC .................    7/26/07 - 6/17/08    2,161,828    1,052,698
    1,897,400       Cerberus CG Investor I LLC, 12.00%,
                     7/31/14 ...................................              7/26/07    1,897,400      923,935
    2,161,828       Cerberus CG Investor II LLC ................    7/26/07 - 6/17/08    2,161,828    1,052,698
    1,897,400       Cerberus CG Investor II LLC, 12.00%,
                     7/31/14 ...................................              7/26/07    1,897,400      923,935
    1,080,914       Cerberus CG Investor III LLC ...............    7/26/07 - 6/17/08    1,080,914      526,349
      948,700       Cerberus CG Investor III LLC, 12.00%,
                     7/31/14 ...................................              7/26/07      948,700      461,968
      598,507       Cerberus FIM Investors Auto Finance LLC ....             11/20/06      598,508      212,284
    1,794,300       Cerberus FIM Investors Auto Finance
                     LLC, 12.00%, 11/22/13 .....................             11/20/06    1,794,300      636,418
       49,854       Cerberus FIM Investors Commercial
                     Finance LLC ...............................             11/20/06       49,854       17,683
      149,561       Cerberus FIM Investors Commercial
                     Finance LLC, 12.00%, 11/22/13 .............             11/20/06      149,561       53,048
       93,443       Cerberus FIM Investors Commercial
                     Mortgage LLC ..............................             11/20/06       93,443       33,143
      280,330       Cerberus FIM Investors Commercial
                     Mortgage LLC, 12.00%, 11/22/13 ............             11/20/06      280,330       99,430
      457,037       Cerberus FIM Investors Insurance LLC .......             11/20/06      457,037      162,106
    1,371,111       Cerberus FIM Investors Insurance LLC,
                     12.00%, 11/22/13 ..........................             11/20/06    1,371,111      486,317
      850,909       Cerberus FIM Investors Rescap LLC ..........             11/20/06      850,909      301,808
    2,552,726       Cerberus FIM Investors Rescap LLC, .........
                     12.00%, 11/22/13 ..........................             11/20/06    2,552,726      905,423
        9,611       Dana Holding Corp., 4.00%, cvt. pfd., B ....             12/27/07      961,100      552,633
       21,716       DecisionOne Corp. ..........................    9/28/99 - 7/18/00       16,482           --
       27,670       DecisionOne Corp., 12.00%, 4/15/10 .........   10/29/99 - 4/15/08       42,924       27,670
        5,008       DecisionOne Corp., FRN, 7.25%,
                     5/12/09 ...................................              7/09/07        5,008        5,008

136 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

SHARES/
PRINCIPAL AMOUNT/                                                           ACQUISITION
WARRANTS/CONTRACTS   ISSUER                                                    DATES              COST         VALUE
------------------   -------------------------------------------------   ------------------   -----------   ------------
MUTUAL DISCOVERY SECURITIES FUND (CONTINUED)
       11,923        DecisionOne Corp., wts., 6/08/17 ................              7/09/07   $        --   $         --
        1,903        Elephant Capital Holdings Ltd. ..................    8/23/04 - 3/10/08       249,189             --
       47,271        IACNA Investor LLC ..............................              7/25/08        47,271            473
      451,787        Imagine Group Holdings Ltd. .....................              8/31/04     4,626,977      5,525,355
      355,744        International Automotive Components
                      Group Brazil LLC ................................   4/13/06 - 8/21/06       213,540        822,529
       74,174        International Automotive Components
                      Group Japan LLC .................................   9/26/06 - 3/27/07       644,456        297,868
    1,512,200        International Automotive Components
                      Group LLC .......................................  1/12/06 - 10/16/06     1,512,794        994,423
      407,500        International Automotive Components
                      Group NA LLC, 9.00%, 4/01/17 ....................             3/30/07       413,613        331,583
    1,353,608        International Automotive Components
                      Group NA LLC, A .................................  3/30/07 - 10/10/07     1,304,039        966,340
       69,953        Kindred Healthcare Inc. ..........................   5/20/99 - 7/08/08       657,546      1,832,174
    1,460,000        MPF Corp. Ltd. ..................................              5/08/06     7,500,856         74,500
       79,284        Motor Coach Industries International Inc.,
                      First Lien DIP Revolver, FRN, 9.50%,
                      9/19/09 .........................................             9/19/08        77,994         78,357
      207,128        Motor Coach Industries International Inc.,
                      Second Lien DIP Trust A Term Loan,
                      FRN, 14.50%, 9/19/09 ............................             8/12/08       166,564        172,952
      147,801        Motor Coach Industries International Inc.,
                      Second Lien DIP Trust B Term Loan,
                      FRN, 15.25%, 9/19/09 ............................             9/22/08       144,803        125,631
      169,063        Motor Coach Industries International Inc.,
                      Senior Secured Term Loan, Second Lien,
                      FRN, 11.00%, 12/01/08 ...........................   5/27/04 - 8/12/08       135,251        118,344
    2,322,452        Motor Coach Industries International Inc.,
                      Senior Secured Term Loan, Third Lien,
                      FRN, 15.649%, 12/01/08 ..........................             8/29/08     2,322,452        779,647
            1        Motor Coach Industries International Inc.,
                      wts., 5/27/09 ...................................             3/30/07            --             --
        9,306        NCB Warrant Holdings Ltd., A ....................   12/16/05 - 3/10/08        97,943             --
        2,140        Olympus Re Holdings Ltd. ........................             12/19/01       210,657          6,907
        4,289        PTV Inc., 10.00%, pfd., A .......................              2/08/02         6,004          2,230
                     Pontus I LLC, junior note, 144A, FRN,
    1,982,777         5.926%, 7/24/09 .................................             1/22/08     1,982,777      1,378,798
    1,748,788         6.488%, 7/24/09 .................................             2/12/08     1,748,788      1,341,023
    1,791,100         6.645%, 7/24/09 .................................             2/25/08     1,791,099      1,648,270
      874,306        Pontus II Trust, junior note, 144A, FRN,
                      6.488%, 6/25/09 .................................             2/29/08       874,306        670,444
      800,000        The Bankshares Inc. .............................              3/22/07     8,000,000      7,621,468
                                                                                                            ------------
                     TOTAL RESTRICTED SECURITIES (2.22% of Net Assets)                                      $ 34,165,698
                                                                                                            ============

                                       Quarterly Statements of Investments | 137

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

SHARES/
PRINCIPAL AMOUNT/                                                          ACQUISITION
WARRANTS/CONTRACTS   ISSUER                                                   DATES               COST         VALUE
------------------   -------------------------------------------------   ------------------   -----------   -----------
MUTUAL SHARES SECURITIES FUND
       62,453        AboveNet Inc. ...................................   10/02/01 - 8/08/08   $ 3,452,922   $ 3,122,650
           78        AboveNet Inc., stock grant, grant price
                      $20.95, expiration date 9/09/13 ................    4/17/06 - 9/08/06            --         1,985
        2,995        AboveNet Inc., wts., 9/08/10 ....................   10/02/01 - 9/07/07       315,092        83,860
    8,172,654        Cerberus CG Investor I LLC ......................    7/26/07 - 6/17/08     8,172,654     3,979,659
    7,173,000        Cerberus CG Investor I LLC, 12.00%,
                      7/31/14 ........................................              7/26/07     7,173,000     3,492,879
    8,172,654        Cerberus CG Investor II LLC .....................    7/26/07 - 6/17/08     8,172,654     3,979,659
    7,173,000        Cerberus CG Investor II LLC, 12.00%,
                      7/31/14 ........................................              7/26/07     7,173,000     3,492,879
    4,086,327        Cerberus CG Investor III LLC ....................    7/26/07 - 6/17/08     4,086,327     1,989,830
    3,586,500        Cerberus CG Investor III LLC, 12.00%,
                      7/31/14 ........................................              7/26/07     3,586,500     1,746,440
    2,306,869        Cerberus FIM Investors Auto Finance
                      LLC ............................................             11/20/06     2,306,870       818,220
    6,915,902        Cerberus FIM Investors Auto Finance
                      LLC, 12.00%, 11/22/13 ..........................             11/20/06     6,915,902     2,452,992
      192,155        Cerberus FIM Investors Commercial
                      Finance LLC ....................................             11/20/06       192,155        68,155
      576,466        Cerberus FIM Investors Commercial
                      Finance LLC, 12.00%, 11/22/13 ..................             11/20/06       576,466       204,466
      360,165        Cerberus FIM Investors Commercial
                      Mortgage LLC ...................................             11/20/06       360,166       127,747
    1,080,497        Cerberus FIM Investors Commercial
                      Mortgage LLC, 12.00%, 11/22/13 .................             11/20/06     1,080,497       383,240
    1,761,591        Cerberus FIM Investors Insurance
                     LLC .............................................             11/20/06     1,761,591       624,816
    5,284,774        Cerberus FIM Investors Insurance
                      LLC, 12.00%, 11/22/13 ..........................             11/20/06     5,284,774     1,874,449
    3,279,720        Cerberus FIM Investors Rescap LLC                             11/20/06     3,279,719     1,163,279
    9,839,154        Cerberus FIM Investors Rescap LLC,
                      12.00%, 11/22/13 ...............................             11/20/06     9,839,155     3,489,836
       37,154        Dana Holding Corp., 4.00%, cvt. pfd., B .........             12/27/07     3,715,400     2,136,355
      108,227        DecisionOne Corp. ...............................    3/12/99 - 7/18/00        76,620            --
      137,896        DecisionOne Corp.,12.00%, 4/15/10 ...............    3/12/99 - 7/15/08       208,702       137,896
       24,958        DecisionOne Corp.,FRN, 7.25%,
                      5/12/09 ........................................              7/09/07        24,958        24,958
       59,425        DecisionOne Corp., wts., 6/08/17 ................              7/09/07            --            --
       11,728        Elephant Capital Holdings Ltd. ..................    8/29/03 - 3/10/08     1,535,957            --
    5,565,600        GLCP Harrah's Investment LP .....................              1/15/08     5,565,600     1,669,680
      168,957        IACNA Investor LLC ..............................              7/24/08       168,957         1,689
    1,451,684        International Automotive Components
                      Group Brazil LLC ...............................    4/13/06 - 8/21/06       871,390     3,356,495
      269,643        International Automotive Components
                      Group Japan LLC ................................    9/26/06 - 3/27/07     2,342,784     1,082,833

138 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

SHARES/
PRINCIPAL AMOUNT/                                                          ACQUISITION
WARRANTS/CONTRACTS   ISSUER                                                   DATES               COST          VALUE
------------------   -------------------------------------------------   ------------------   ------------   ------------
MUTUAL SHARES SECURITIES FUND (CONTINUED)
    6,170,474        International Automotive Components
                      Group LLC ......................................   1/12/06 - 10/16/06   $  6,172,885   $  4,057,704
    1,456,500        International Automotive Components
                      Group NA LLC, 9.00%, 4/01/17 ...................              3/30/07      1,478,348      1,185,156
    4,838,053        International Automotive Components
                      Group NA LLC, A ................................   3/30/07 - 10/10/07      4,660,887      3,453,886
      167,311        Kindred Healthcare Inc. .........................    4/28/99 - 7/08/08      1,563,248      4,382,126
      459,987        Motor Coach Industries International Inc.,
                      First Lien DIP Revolver, FRN, 9.50%,
                      9/19/09 ........................................              9/19/08        451,950        454,605
    1,201,699        Motor Coach Industries International Inc.,
                      Second Lien DIP Trust A Term Loan,
                      FRN, 14.50%, 9/19/09 ...........................              9/22/08        965,812      1,003,419
      857,499        Motor Coach Industries International Inc.,
                      Second Lien DIP Trust B Term Loan,
                      FRN, 15.25%, 9/19/09 ...........................              9/22/08        840,132        728,874
      980,857        Motor Coach Industries International Inc.,
                      Senior Secured Term Loan, Second Lien,
                      FRN, 11.00%, 12/01/08 ..........................              8/12/08        784,686        686,600
   13,474,193        Motor Coach Industries International Inc.,
                      Senior Secured Term Loan, Third Lien,
                      FRN, 15.649%, 12/01/08 .........................    5/27/04 - 8/29/08     13,474,193      4,523,287
            2        Motor Coach Industries International Inc.,
                      wts., 5/27/09                                                 3/30/07             --             --
       57,295        NCB Warrant Holdings Ltd., A ....................   12/16/05 - 3/10/08        603,247             --
       16,280        Olympus Re Holdings Ltd. ........................             12/19/01      1,602,565         52,542
       17,300        PTV Inc., 10.00%, pfd., A .......................   12/07/01 - 3/06/02         24,220          8,996
                     Pontus I LLC, junior note, 144A, FRN,
    6,387,571         5.926%, 7/24/09 ................................              1/22/08      6,387,571      4,441,838
    5,633,645         6.488%, 7/24/09 ................................              2/12/08      5,633,645      4,320,049
    5,770,005         6.645%, 7/24/09 ................................              2/25/08      5,770,005      5,309,883
    2,816,867        Pontus II Trust, junior note, 144A, FRN,
                      6.488%, 6/25/09 ................................              2/29/08      2,816,867      2,160,058
                                                                                                             ------------
                     TOTAL RESTRICTED SECURITIES (1.65% of Net Assets)                                       $ 78,275,970
                                                                                                             ============
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
       63,576        Kookmin Bank ....................................    8/26/08 - 9/24/08   $  3,300,798   $  2,874,516
   15,540,188        Unified Energy Systems ..........................   9/07/07 - 10/05/07     18,766,155      7,909,956
                                                                                                             ------------
                     TOTAL RESTRICTED SECURITIES (1.05% of Net Assets)                                       $ 10,784,472
                                                                                                             ============
TEMPLETON GROWTH SECURITIES FUND
      426,140        Kookmin Bank ....................................    7/05/02 - 1/19/07   $ 18,363,604   $ 19,267,434
                                                                                                             ============
                     TOTAL RESTRICTED SECURITIES (0.77% of Net Assets)

                                       Quarterly Statements of Investments | 139

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Small Cap Value Securities Fund, the Franklin Templeton VIP Founding Funds Allocation Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, and the Templeton Developing Markets Securities Fund for the nine months ended September 30, 2008, were as shown below.

                                         NUMBER OF                            NUMBER OF
                                          SHARES                               SHARES
                                           HELD                                 HELD         VALUE                   REALIZED
                                       AT BEGINNING     GROSS      GROSS       AT END       AT END      INVESTMENT   CAPITAL
NAME OF ISSUER                          OF PERIOD     ADDITIONS  REDUCTIONS   OF PERIOD    OF PERIOD      INCOME    GAIN (LOSS)
-------------------------------------  ------------  ----------  ----------  ----------  -------------  ----------  -----------
FRANKLIN SMALL CAP VALUE SECURITIES
  FUND
NON-CONTROLLED AFFILIATES
Hooker Furniture Corp ...............     569,800            --      14,700     555,100  $   9,853,025  $  166,530  $     6,154
                                                                                         -------------  ----------  -----------
    TOTAL AFFILIATED SECURITIES
    (0.87% of Net Assets)

FRANKLIN TEMPLETON VIP FOUNDING FUNDS
  ALLOCATION FUND
NON-CONTROLLED AFFILIATES
Templeton Growth Securities Fund,
   Class 1 ..........................   2,758,664    15,107,704   1,136,118  16,730,250  $ 177,842,554  $ 2,326,940  $(5,816,371)
                                                                                         -------------  -----------  -----------
    TOTAL AFFILIATED SECURITIES
    (32.73% of Net Assets)

MUTUAL DISCOVERY SECURITIES FUND
NON-CONTROLLED AFFILIATES
The Bankshares Inc. .................     800,000            --          --     800,000  $   7,621,468  $       --  $        --
                                                                                         -------------  ----------  -----------
    TOTAL AFFILIATED SECURITIES
    (0.50% of Net Assets)

MUTUAL SHARES SECURITIES FUND
NON-CONTROLLED AFFILIATES
GLCP Harrah's Investment LP .........          --     5,565,600          --   5,565,600  $   1,669,680  $       --  $        --
                                                                                         -------------  ----------  -----------
    TOTAL AFFILIATED SECURITIES
    (0.04% of Net Assets)

8. INVESTMENTS IN UNDERLYING FUNDS

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in the Underlying Funds which are managed by Franklin Advisers Inc. (Advisers), the fund's investment manager, or an affiliate of Advisers. The fund does not invest in the Underlying Funds for the purpose of exercising management or control. At September 30, 2008, the fund held the following position which exceeds 5% of the Underlying Fund's shares outstanding:

NAME OF ISSUER                                           % OF SHARES HELD
-----------------------------------------------------    ----------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
Templeton Growth Securities Fund, Class 1 ...........          7.07%

140 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

9. OTHER CONSIDERATIONS

Officers, directors or employees of the Mutual Discovery Securities Fund's and the Mutual Shares Securities Fund's investment manager, may serve from time to time as members of bondholders' steering committees or official creditors' committees. Such participation may result in the possession by the investment manager of material non-public information which, pursuant to the funds' policies and the requirements of applicable securities laws, could prevent the funds from trading in the securities of such companies for limited or extended periods of time.

10. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

      -     Level 1 - quoted prices in active markets for identical securities

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

                                       Quarterly Statements of Investments | 141

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

10. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of September 30, 2008, in valuing the Funds' assets and liabilities carried at fair value:

                                                     LEVEL 1           LEVEL 2         LEVEL 3        TOTAL
                                                 ---------------   ---------------   ----------- -----------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
   ASSETS:
     Investments in Securities                   $   280,994,229   $            --   $        --   $   280,994,229

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
   ASSETS:
     Investments in Securities                   $   158,718,577   $     7,347,280   $   720,900   $   166,786,757

FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
   ASSETS:
     Investments in Securities                   $   552,099,148   $    59,772,370   $        --   $   611,871,518
     Other Financial Instruments (a)                          --        19,807,603            --        19,807,603
   LIABILITIES:
     Other Financial Instruments (a)                          --         4,892,967            --         4,892,967

FRANKLIN GROWTH AND INCOME SECURITIES FUND
   ASSETS:
     Investments in Securities                   $   349,949,080   $    67,559,674   $        --   $   417,508,754

FRANKLIN HIGH INCOME SECURITIES FUND
   ASSETS:
     Investments in Securities                   $            --   $   159,698,071   $       466   $   159,698,537

FRANKLIN INCOME SECURITIES FUND
   ASSETS:
     Investments in Securities                   $ 2,237,990,893   $ 4,305,065,042   $        --   $ 6,543,055,935
   LIABILITIES:
     Other Financial Instruments (a)                          --            47,067            --            47,067

FRANKLIN LARGE CAP GROWTH SECURITIES FUND
   ASSETS:
     Investments in Securities                   $   487,042,351   $    33,255,242   $        --   $   520,297,593

FRANKLIN LARGE CAP VALUE SECURITIES FUND
   ASSETS:
     Investments in Securities                   $    36,108,477   $            --   $        --   $    36,108,477

FRANKLIN MONEY MARKET FUND
   ASSETS:
     Investments in Securities                   $            --   $    34,443,436   $        --   $    34,443,436

FRANKLIN RISING DIVIDENDS SECURITIES FUND
   ASSETS:
     Investments in Securities                   $ 1,812,803,704   $     3,553,334   $        --   $ 1,816,357,038

142 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

10. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                            LEVEL 1           LEVEL 2         LEVEL 3           TOTAL
                                                        ---------------   ---------------   ------------   ---------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
     ASSETS:
           Investments in Securities                    $ 1,131,062,108   $   129,353,853   $         --   $ 1,260,415,961
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
     ASSETS:
           Investments in Securities                    $   964,008,614   $     8,039,564   $         --   $   972,048,178
FRANKLIN STRATEGIC INCOME SECURITIES FUND
     ASSETS:
           Investments in Securities                    $    31,796,519   $ 1,055,978,282   $         --   $ 1,087,774,801
           Other Financial Instruments (a)                           --        12,465,231             --        12,465,231
     LIABILITIES:
           Other Financial Instruments (a)                           --         2,469,129             --         2,469,129
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
     ASSETS:
           Investments in Securities                    $   541,132,247   $            --   $         --   $   541,132,247
FRANKLIN U.S. GOVERNMENT FUND
     ASSETS:
           Investments in Securities                    $            --   $   602,739,254   $         --   $   602,739,254
FRANKLIN ZERO COUPON FUND - 2010
     ASSETS:
           Investments in Securities                    $            --   $   132,108,794   $         --   $   132,108,794
MUTUAL DISCOVERY SECURITIES FUND
     ASSETS:
           Investments in Securities                    $   776,610,655   $   625,154,859   $ 34,263,322   $ 1,436,028,836
           Other Financial Instruments (a)                           --        40,716,431             --        40,716,431
     LIABILITIES:
           Other Financial Instruments (a)                           --         7,674,027             --         7,674,027
MUTUAL SHARES SECURITIES FUND
     ASSETS:
           Investments in Securities                    $ 3,443,223,519   $ 1,198,664,425   $ 83,083,640   $ 4,724,971,584
           Other Financial Instruments (a)                           --        71,727,231             --        71,727,231
     LIABILITIES:
           Securities Sold Short                              8,724,965                                          8,724,965
           Other Financial Instruments (a)                           --         5,594,796             --         5,594,796
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
     ASSETS:
           Investments in Securities                    $   441,139,072   $   577,753,201   $ 10,784,472   $ 1,029,676,745

                                       Quarterly Statements of Investments | 143

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

10. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                 LEVEL 1           LEVEL 2         LEVEL 3           TOTAL
                                             ---------------   ---------------   ------------   ---------------
TEMPLETON FOREIGN SECURITIES FUND
     ASSETS:
           Investments in Securities         $ 1,650,385,360   $ 1,250,686,358   $         --   $ 2,901,071,718
TEMPLETON GLOBAL ASSET ALLOCATION FUND
     ASSETS:
           Investments in Securities         $    46,978,688   $    55,542,371   $         --   $   102,521,059
           Other Financial Instruments (a)                --         1,598,557             --         1,598,557
     LIABILITIES:
           Other Financial Instruments (a)                --            97,997             --            97,997
TEMPLETON GLOBAL INCOME SECURITIES FUND
     ASSETS:
           Investments in Securities         $    76,088,898   $ 1,081,783,030   $         --   $ 1,157,871,928
           Other Financial Instruments (a)                --        61,438,104             --        61,438,104
     LIABILITIES:
           Other Financial Instruments (a)                --        10,300,739             --        10,300,739
TEMPLETON GROWTH SECURITIES FUND
     ASSETS:
           Investments in Securities         $ 1,749,198,451   $   704,363,349   $ 19,267,434   $ 2,472,829,234

(a) Other financial instruments may include net unrealized appreciation (depreciation) of futures, forward exchange contracts, swaps, and unfunded loan commitments.

At September 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                                              FRANKLIN GLOBAL       FRANKLIN
                                                                              COMMUNICATIONS       HIGH INCOME
                                                                              SECURITIES FUND    SECURITIES FUND
                                                                                INVESTMENTS        INVESTMENTS
                                                                               IN SECURITIES      IN SECURITIES
                                                                              -----------------------------------
Beginning Balance - January 1, 2008 .......................................   $     1,067,426        $       275
  Net realized gain (loss) ................................................                --            (89,208)
  Net change in unrealized appreciation (depreciation) ....................          (346,526)            89,399
  Net purchases (sales) ...................................................                --                 --
  Transfers in and/or out of Level 3 ......................................                --                 --
                                                                              ---------------        -----------
Ending Balance ............................................................   $       720,900        $       466
                                                                              ===============        ===========

Net change in unrealized appreciation (depreciation) attributable to assets
  still held at end of period .............................................   $      (346,526)       $       191
                                                                              ===============        ===========

144 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

10. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                                              MUTUAL DISCOVERY     MUTUAL SHARES
                                                                               SECURITIES FUND    SECURITIES FUND

                                                                                 INVESTMENTS        INVESTMENTS
                                                                                IN SECURITIES      IN SECURITIES
                                                                              ----------------    ----------------
Beginning Balance - January 1, 2008 .......................................   $     45,162,740     $  141,064,446
 Net realized gain (loss) .................................................            236,592          1,299,221
 Net change in unrealized appreciation (depreciation) .....................        (11,345,627)       (52,431,710)
 Net purchases (sales) ....................................................          1,143,750         (3,241,374)
 Transfers in and/or out of Level 3 .......................................           (934,133)        (3,606,943)
                                                                              ----------------     --------------
Ending Balance ............................................................   $     34,263,322     $   83,083,640
                                                                              ================     ==============

Net change in unrealized appreciation (depreciation) attributable to assets
  still held at end of period .............................................   $    (13,253,419)    $  (62,889,063)
                                                                              ================     ==============

                                                                                  TEMPLETON            TEMPLETON
                                                                              DEVELOPING MARKETS        GROWTH
                                                                                SECURITIES FUND     SECURITIES FUND

                                                                                  INVESTMENTS         INVESTMENTS
                                                                                 IN SECURITIES       IN SECURITIES
                                                                              ------------------   -----------------
Beginning Balance - January 1, 2008 .......................................   $               --    $            --
 Net realized gain (loss) .................................................           16,448,962                 --
 Net change in unrealized appreciation (depreciation) .....................          (13,789,120)        (2,465,706)
 Net purchases (sales) ....................................................          (16,448,962)               --
 Transfers in and/or out of Level 3 .......................................           24,573,592         21,733,140
                                                                              ------------------    ---------------
Ending Balance ............................................................   $       10,784,472    $    19,267,434
                                                                              ==================    ===============

Net change in unrealized appreciation (depreciation) attributable to assets
 still held at end of period ..............................................   $      (13,789,120)   $    (2,465,706)
                                                                              ==================    ===============

11. SUBSEQUENT EVENT

On October 6, 2008, the Board of Trustees of the Trust approved the participation by the Franklin Money Market Fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds ("Program"), and the fund has enrolled in the Program. Under the Program, shares held by the fund as of the close of business on September 19, 2008 ("Program Date") are insured against loss in the event the fund liquidates its holdings within three months and the per share value at the time of liquidation is less than $1 per share. For participation in the Program, the fund will be charged 0.01% of the fund's net assets as of the Program Date. This expense will be borne by the fund. The Program runs initially for three months, at which time the U.S. Department of the Treasury may extend the Program. If the Program is extended, the fund will consider whether to continue to participate.

                                       Quarterly Statements of Investments | 145

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

12. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

146 | Quarterly Statements of Investments


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By  /s/GALEN G. VETTER
  ------------------------------
    Galen G. Vetter
     Chief Executive Officer - Finance
      and Administration
     Date  November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/GALEN G. VETTER
  ------------------------------
    Galen G. Vetter
     Chief Executive Officer - Finance
      and Administration
     Date  November 25, 2008

By  /s/LAURA F. FERGERSON
   -----------------------------
     Laura F. Fergerson
     Chief Financial Officer and
      Chief Accounting Officer
     Date  November 25, 2008